UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

The Prudential Series Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2009

Date of reporting period: 6/30/2009

Item 1	–	Reports to Stockholders

SEMIANNUAL REPORT	JUNE 30, 2009

The Prudential Series Fund

■	Conservative Balanced Portfolio

■	Diversified Bond Portfolio

■	Equity Portfolio

■	Flexible Managed Portfolio

■	Global Portfolio

■	Government Income Portfolio

■	High Yield Bond Portfolio

■	Jennison Portfolio

■	Money Market Portfolio

■	Natural Resources Portfolio

■	Small Capitalization Stock Portfolio

■	Stock Index Portfolio

■	Value Portfolio

Please note that inside is a Prospectus Supplement dated August 14, 2009.

This document is separate from and not part of the semiannual report.

0157877-00001-00

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses of the portfolios and the contract and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your contract’s insurance protection.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2009

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2009

■	DEAR CONTRACT OWNER

Our primary focus at Prudential is to help investors achieve and maintain long-term financial success. Our Prudential Series Fund semiannual report outlines our efforts to reach this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years, and the quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to help you make the most informed investment decisions to meet your needs. Together, you can develop a diversified investment portfolio that aligns with your long-term goals and can help deliver a more secure financial future.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve your financial goals.

Sincerely,

Stephen Pelletier

President,

The Prudential Series Fund	July 31, 2009

PRESIDENT

STEPHEN PELLETIER

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2009

Conservative Balanced
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	2.1%
Microsoft Corp.	1.1%
Federal National Mortgage Association, 6.00%, TBA 30 YR	1.0%
Johnson & Johnson	1.0%
Procter & Gamble Co.	0.9%

Diversified Bond
Allocation (% of Net Assets)
Corporate Bonds	37.2%
U.S. Government Mortgage-Backed Securities	28.1%
Commercial Mortgage-Backed Securities	13.7%
Asset-Backed Securities	3.8%
Bank Loans	3.1%

Equity
Five Largest Holdings (% of Net Assets)
Goldman Sachs Group, Inc. (The)	3.1%
Occidental Petrolium Corp.	2.8%
Google, Inc. (Class A Stock)	2.7%
QUALCOMM, Inc.	2.6%
Petroleo Brasileiro SA, ADR (Brazil)	2.6%

Flexible Managed
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	2.5%
Chevron Corp.	1.3%
JPMorgan Chase & Co.	1.2%
General Electric Co.	1.2%
International Business Machines Corp.	1.2%

Global
Top Five Countries (% of Net Assets)
United States	43.5%
United Kingdom	9.3%
Japan	7.5%
Switzerland	5.9%
France	4.1%

Government Income
Allocation (% of Net Assets)
Mortgage Backed Securities	47.7%
U.S. Treasury Securities	15.2%
Commercial Mortgage Backed Securities	7.6%
U.S. Government Agency Obligations	5.7%
Collaterized Mortgage Obligations	4.2%

High Yield Bond
Allocation (% of Net Assets)
Corporate Bonds	87.6%
Bank Loans	7.7%
Asset Backed Security	0.1%
Common Stocks	0.1%
Preferred Stocks	0.0%	*
*	Less than 0.05%

Jennison
Five Largest Holdings (% of Net Assets)
QUALCOMM, Inc.	5.1%
Google, Inc. (Class A Stock)	5.0%
Gilead Sciences, Inc.	4.0%
Apple, Inc.	3.4%
Amazon.com, Inc.	3.4%

Natural Resources
Five Largest Holdings (% of Net Assets)
Southwestern Energy Co.	3.0%
Occidental Petroleum Corp.	2.4%
Petroleo Brasileiro SA, ADR (Brazil)	2.1%
Halliburton Co.	2.0%
OGX Petroleo e Gas Participacoes SA (Brazil)	1.9%

Small Capitalization Stock
Five Largest Holdings (% of Net Assets)
Atmos Energy Corp.	0.7%
Senior Housing Properties Trust	0.6%
Mednax, Inc.	0.6%
Piedmont Natural Gas Co., Inc.	0.5%
Varian Semiconductor Equipment Associates, Inc.	0.5%

Stock Index
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	4.1%
Microsoft Corp.	2.2%
Johnson & Johnson	1.9%
Procter & Gamble Co.	1.8%
AT&T, Inc.	1.8%

Value
Five Largest Holdings (% of Net Assets)
Symantec Corp.	3.3%
CA, Inc.	2.7%
NII Holdings, Inc.	2.6%
CVS Caremark Corp.	2.5%
NRG Energy, Inc.	2.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2009

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
Conservative Balanced (Class I)	Actual	$1,000.00	$1,042.80	0.60%	$3.04
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01
Diversified Bond (Class I)	Actual	$1,000.00	$1,083.40	0.45%	$2.32
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26
Equity (Class I)	Actual	$1,000.00	$1,113.40	0.49%	$2.57
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
Equity (Class II)	Actual	$1,000.00	$1,111.20	0.89%	$4.66
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Flexible Managed (Class I)	Actual	$1,000.00	$1,032.40	0.64%	$3.23
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Global (Class I)	Actual	$1,000.00	$1,074.50	0.87%	$4.47
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Government Income (Class I)	Actual	$1,000.00	$1,028.90	0.49%	$2.46
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
High Yield Bond (Class I)	Actual	$1,000.00	$1,236.50	0.59%	$3.27
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96
Jennison (Class I)	Actual	$1,000.00	$1,147.30	0.64%	$3.41
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Jennison (Class II)	Actual	$1,000.00	$1,145.70	1.04%	$5.53
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
Money Market (Class I)	Actual	$1,000.00	$1,003.20	0.43%	$2.14
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2009

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
Natural Resources (Class I)	Actual	$1,000.00	$1,324.40	0.53%	$3.05
	Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66
Natural Resources (Class II)	Actual	$1,000.00	$1,321.70	0.93%	$5.35
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Small Capitalization Stock (Class I)	Actual	$1,000.00	$1,005.60	0.51%	$2.54
	Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56
Stock Index (Class I)	Actual	$1,000.00	$1,030.60	0.38%	$1.91
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91
Value (Class I)	Actual	$1,000.00	$1,151.40	0.45%	$2.40
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26
Value (Class II)	Actual	$1,000.00	$1,149.90	0.85%	$4.53
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2009, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 49.3%	Shares	Value (Note 2)

Aerospace & Defense — 1.3%
Boeing Co.(a)	85,500	$3,633,750
General Dynamics Corp.	45,500	2,520,245
Goodrich Corp.	13,700	684,589
Honeywell International, Inc.	86,112	2,703,917
L-3 Communications Holdings, Inc.	14,500	1,006,010
Lockheed Martin Corp.	39,100	3,153,415
Northrop Grumman Corp.	39,562	1,807,192
Precision Castparts Corp.	16,700	1,219,601
Raytheon Co.	49,800	2,212,614
Rockwell Collins, Inc.	17,800	742,794
United Technologies Corp.	111,000	5,767,560

		25,451,687

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	20,600	1,074,290
Expeditors International of Washington, Inc.	25,800	860,172
FedEx Corp.	36,100	2,007,882
United Parcel Service, Inc. (Class B Stock)	117,200	5,858,828

		9,801,172

Airlines
Southwest Airlines Co.	89,900	605,027

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(b)	23,400	263,484
Johnson Controls, Inc.(a)	68,400	1,485,648

		1,749,132

Automobiles — 0.1%
Ford Motor Co.(a)(b)	372,785	2,262,805
Harley-Davidson, Inc.	29,300	474,953

		2,737,758

Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)	11,900	511,462
Coca-Cola Co. (The)(a)	236,400	11,344,836
Coca-Cola Enterprises, Inc.	40,200	669,330
Constellation Brands, Inc. (Class A Stock)(b)	26,500	336,020
Dr Pepper Snapple Group, Inc.(b)	29,900	633,581
Molson Coors Brewing Co. (Class B Stock)	18,100	766,173
Pepsi Bottling Group, Inc.	14,300	483,912
PepsiCo, Inc.	184,230	10,125,281

		24,870,595

Biotechnology — 0.9%
Amgen, Inc.(b)	121,720	6,443,857
Biogen Idec, Inc.(b)	34,590	1,561,738
Celgene Corp.(a)(b)	55,300	2,645,552
Cephalon, Inc.(a)(b)	8,600	487,190
Genzyme Corp.(b)	31,600	1,759,172
Gilead Sciences, Inc.(b)	107,300	5,025,932

		17,923,441

Building Products
Masco Corp.	43,100	412,898

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 1.5%
Ameriprise Financial, Inc.	28,720	$697,034
Bank of New York Mellon Corp. (The)	140,258	4,110,962
Charles Schwab Corp. (The)	117,750	2,065,335
E*Trade Financial Corp.(a)(b)	93,000	119,040
Federated Investors, Inc. (Class B Stock)	10,800	260,172
Franklin Resources, Inc.	17,800	1,281,778
Goldman Sachs Group, Inc. (The)	60,200	8,875,888
Invesco Ltd. (Bermuda)	53,200	948,024
Janus Capital Group, Inc.	18,600	212,040
Legg Mason, Inc.(a)	17,800	433,964
Morgan Stanley(a)	158,980	4,532,520
Northern Trust Corp.	29,100	1,562,088
State Street Corp.	58,300	2,751,760
T. Rowe Price Group, Inc.(a)	31,400	1,308,438

		29,159,043

Chemicals — 0.9%
Air Products & Chemicals, Inc.	25,500	1,647,045
CF Industries Holdings, Inc.	5,700	422,598
Dow Chemical Co. (The)	124,631	2,011,544
E.I. du Pont de Nemours & Co.	106,320	2,723,919
Eastman Chemical Co.	7,800	295,620
Ecolab, Inc.	20,000	779,800
International Flavors & Fragrances, Inc.	9,600	314,112
Monsanto Co.	64,294	4,779,616
PPG Industries, Inc.	20,000	878,000
Praxair, Inc.	36,200	2,572,734
Sigma-Aldrich Corp.(a)	14,100	698,796

		17,123,784

Commercial Banks — 1.3%
BB&T Corp.(a)	75,500	1,659,490
Comerica, Inc.	19,200	406,080
Fifth Third Bancorp	80,021	568,149
First Horizon National Corp.(a)	26,070	312,840
Huntington Bancshares, Inc.(a)	59,936	250,532
KeyCorp(a)	76,800	402,432
M&T Bank Corp.(a)	9,400	478,742
Marshall & Ilsley Corp.	33,200	159,360
PNC Financial Services Group, Inc.	53,533	2,077,616
Regions Financial Corp.(a)	129,603	523,596
SunTrust Banks, Inc.	51,900	853,755
U.S. Bancorp	223,085	3,997,683
Wells Fargo & Co.(a)	548,864	13,315,441
Zions Bancorporation(a)	13,550	156,638

		25,162,354

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.	14,200	364,656
Cintas Corp.	13,600	310,624
Iron Mountain, Inc.(a)(b)	21,800	626,750
Matsuda Sangyo Co. Ltd. (Japan)	30	479
Pitney Bowes, Inc.	25,100	550,443
Republic Services, Inc.	39,065	953,576
RR Donnelley & Sons Co.	27,400	318,388
Stericycle, Inc.(a)(b)	10,800	556,524
Waste Management, Inc.	58,242	1,640,095

		5,321,535

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communications Equipment — 1.3%
Ciena Corp.(a)(b)	10,142	$104,969
Cisco Systems, Inc.(b)	687,600	12,816,864
Harris Corp.	17,200	487,792
JDS Uniphase Corp.(b)	21,475	122,837
Juniper Networks, Inc.(a)(b)	60,100	1,418,360
Motorola, Inc.	275,525	1,826,731
QUALCOMM, Inc.	197,200	8,913,440
Tellabs, Inc.(a)(b)	45,800	262,434

		25,953,427

Computers & Peripherals — 2.7%
Apple, Inc.(b)	105,600	15,040,608
Dell, Inc.(b)	203,800	2,798,174
EMC Corp.(b)	236,950	3,104,045
Hewlett-Packard Co.	284,248	10,986,185
International Business Machines Corp.	157,900	16,487,918
Lexmark International, Inc. (Class A Stock)(b)	9,833	155,853
NetApp, Inc.(a)(b)	38,800	765,136
QLogic Corp.(b)	15,600	197,808
SanDisk Corp.(b)	24,500	359,905
Sun Microsystems, Inc.(b)	89,775	827,726
Teradata Corp.(a)(b)	19,300	452,199

		51,175,557

Construction & Engineering — 0.1%
Fluor Corp.	20,900	1,071,961
Jacobs Engineering Group, Inc.(a)(b)	14,900	627,141

		1,699,102

Construction Materials
Vulcan Materials Co.(a)	13,400	577,540

Consumer Finance — 0.3%
American Express Co.	140,600	3,267,544
Capital One Financial Corp.(a)	53,061	1,160,974
Discover Financial Services	57,540	590,936
SLM Corp.(a)(b)	60,200	618,254

		5,637,708

Containers & Packaging — 0.1%
Ball Corp.	12,100	546,436
Bemis Co., Inc.	11,300	284,760
Owens-Illinois, Inc.(b)	20,300	568,603
Pactiv Corp.(b)	15,100	327,670
Sealed Air Corp.	17,100	315,495

		2,042,964

Distributors
Genuine Parts Co.	17,700	594,012

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(b)	14,200	1,009,904
DeVry, Inc.	6,300	315,252
H&R Block, Inc.	41,200	709,876

		2,035,032

Diversified Financial Services — 1.9%
Bank of America Corp.(a)	954,821	12,603,637
CIT Group, Inc.	48,800	104,920
Citigroup, Inc.(a)	662,458	1,967,500

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services (continued)
CME Group, Inc. (Class A Stock)(a)	7,840	$2,439,103
IntercontinentalExchange, Inc.(b)	8,800	1,005,312
JPMorgan Chase & Co.	462,145	15,763,766
Leucadia National Corp.(a)(b)	23,900	504,051
Moody's Corp.(a)	23,600	621,860
Nasdaq OMX Group, Inc. (The)(b)	16,600	353,746
NYSE Euronext(a)	30,500	831,125

		36,195,020

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	701,968	17,436,885
CenturyTel, Inc.(a)	11,100	340,770
Embarq Corp.	17,743	746,271
Frontier Communications Corp.	42,500	303,450
Qwest Communications International, Inc.(a)	174,057	722,337
Verizon Communications Group, Inc.	339,476	10,432,097
Windstream Corp.	54,357	454,424

		30,436,234

Electric Utilities — 1.1%
Allegheny Energy, Inc.	20,600	528,390
American Electric Power Co., Inc.	54,460	1,573,349
Duke Energy Corp.	150,524	2,196,145
Edison International	39,600	1,245,816
Entergy Corp.	22,500	1,744,200
Exelon Corp.	77,474	3,967,444
FirstEnergy Corp.	37,101	1,437,664
FPL Group, Inc.	48,000	2,729,280
Northeast Utilities	18,200	406,042
Pepco Holdings, Inc.	23,800	319,872
Pinnacle West Capital Corp.	12,700	382,905
PPL Corp.	45,600	1,502,976
Progress Energy, Inc.	31,483	1,191,002
Southern Co. (The)	90,800	2,829,328

		22,054,413

Electrical Equipment — 0.2%
Cooper Industries Ltd. (Bermuda) (Class A Stock)	20,400	633,420
Emerson Electric Co.	88,900	2,880,360
Rockwell Automation, Inc.	15,300	491,436

		4,005,216

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)(b)	39,414	800,498
Amphenol Corp. (Class A Stock)	18,700	591,668
Corning, Inc.	183,100	2,940,586
FLIR Systems, Inc.(b)	18,500	417,360
Jabil Circuit, Inc.	23,600	175,112
Molex, Inc.	15,000	233,250

		5,158,474

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.(a)	36,550	1,331,882
BJ Services Co.	35,500	483,865
Cameron International Corp.(a)(b)	26,700	755,610
Diamond Offshore Drilling, Inc.(a)	8,000	664,400
ENSCO International, Inc.(a)	16,700	582,329
FMC Technologies, Inc.(b)	13,400	503,572

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Halliburton Co.	104,700	$2,167,290
Nabors Industries Ltd. (Bermuda)(b)	34,600	539,068
National Oilwell Varco, Inc.(b)	48,300	1,577,478
Rowan Cos., Inc.(a)	13,200	255,024
Schlumberger Ltd.	140,800	7,618,688
Smith International, Inc.	23,600	607,700

		17,086,906

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	50,500	2,307,850
CVS Caremark Corp.	171,448	5,464,048
Kroger Co. (The)	75,146	1,656,969
Safeway, Inc.	50,500	1,028,685
SUPERVALU, Inc.	22,310	288,915
SYSCO Corp.	68,800	1,546,624
Walgreen Co.	115,300	3,389,820
Wal-Mart Stores, Inc.	266,300	12,899,572
Whole Foods Market, Inc.(a)	16,200	307,476

		28,889,959

Food Products — 0.9%
Archer-Daniels-Midland Co.	75,626	2,024,508
Campbell Soup Co.	23,600	694,312
ConAgra Foods, Inc.	55,000	1,048,300
Dean Foods Co.(b)	20,800	399,152
General Mills, Inc.	38,600	2,162,372
H.J. Heinz Co.	37,000	1,320,900
Hershey Co. (The)	20,200	727,200
Hormel Foods Corp.	8,600	297,044
J.M. Smucker Co. (The)	14,400	700,704
Kellogg Co.	29,200	1,359,844
Kraft Foods, Inc. (Class A Stock)	173,053	4,385,163
McCormick & Co., Inc.	15,800	513,974
Sara Lee Corp.	81,900	799,344
Tyson Foods, Inc. (Class A Stock)	38,000	479,180

		16,911,997

Gas Utilities — 0.1%
EQT Corp.	13,700	478,267
Nicor, Inc.	6,500	225,030
Questar Corp.	20,300	630,518

		1,333,815

Healthcare Equipment & Supplies — 1.0%
Baxter International, Inc.	72,300	3,829,008
Becton, Dickinson and Co.	29,200	2,082,252
Boston Scientific Corp.(b)	178,267	1,807,628
C.R. Bard, Inc.	11,500	856,175
Densply International, Inc.	19,300	589,036
Hospira, Inc.(a)(b)	18,760	722,635
Intuitive Surgical, Inc.(a)(b)	4,500	736,470
Medtronic, Inc.	131,700	4,595,013
St. Jude Medical, Inc.(b)	41,800	1,717,980
Stryker Corp.(a)	27,000	1,072,980
Varian Medical Systems, Inc.(a)(b)	13,500	474,390
Zimmer Holdings, Inc.(b)	27,300	1,162,980

		19,646,547

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 1.1%
Aetna, Inc.	52,500	$1,315,125
AmerisourceBergen Corp.(a)	38,600	684,764
Cardinal Health, Inc.	43,750	1,336,562
CIGNA Corp.	31,900	768,471
Coventry Health Care, Inc.(b)	17,050	319,006
DaVita, Inc.(a)(b)	12,600	623,196
Express Scripts, Inc.(b)	32,800	2,255,000
Humana, Inc.(b)	19,300	622,618
Laboratory Corp. of America Holdings(a)(b)	12,900	874,491
McKesson Corp.	33,530	1,475,320
Medco Health Solutions, Inc.(b)	57,798	2,636,167
Patterson Cos., Inc.(a)(b)	11,400	247,380
Quest Diagnostics, Inc.	19,300	1,089,099
Tenet Healthcare Corp.(b)	44,600	125,772
UnitedHealth Group, Inc.	146,200	3,652,076
WellPoint, Inc.(b)	58,700	2,987,243

		21,012,290

Healthcare Technology
IMS Health, Inc.	22,200	281,940

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	53,100	1,368,387
Darden Restaurants, Inc.	16,950	559,011
International Game Technology	35,200	559,680
Marriott International, Inc. (Class A Stock)	35,731	788,583
McDonald's Corp.	131,100	7,536,939
Starbucks Corp.(a)(b)	89,400	1,241,766
Starwood Hotels & Resorts Worldwide, Inc.(a)	22,200	492,840
Wyndham Worldwide Corp.	21,520	260,823
Wynn Resorts Ltd.(a)(b)	6,700	236,510
Yum! Brands, Inc.	53,500	1,783,690

		14,828,229

Household Durables — 0.2%
Black & Decker Corp. (The)	6,900	197,754
Centex Corp.(a)	15,100	127,746
D.R. Horton, Inc.(a)	31,100	291,096
Fortune Brands, Inc.	16,600	576,684
Harman International Industries, Inc.	6,400	120,320
KB Home(a)	8,200	112,176
Leggett & Platt, Inc.	18,400	280,232
Lennar Corp. (Class A Stock)	17,200	166,668
Newell Rubbermaid, Inc.(a)	32,914	342,635
Pulte Homes, Inc.(a)	20,800	183,664
Snap-On, Inc.	7,000	201,180
Stanley Works (The)	10,500	355,320
Whirlpool Corp.(a)	9,626	409,682

		3,365,157

Household Products — 1.3%
Clorox Co.(a)	16,900	943,527
Colgate-Palmolive Co.(a)	59,000	4,173,660
Kimberly-Clark Corp.	50,100	2,626,743
Procter & Gamble Co.	347,325	17,748,308

		25,492,238

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(b)	81,800	$949,698
Constellation Energy Group, Inc.	24,400	648,552
Dynegy, Inc. (Class A Stock)(b)	61,500	139,605

		1,737,855

Industrial Conglomerates — 1.0%
3M Co.	81,700	4,910,170
General Electric Co.	1,253,600	14,692,192
Textron, Inc.	28,300	273,378

		19,875,740

Insurance — 1.1%
Aflac, Inc.	58,100	1,806,329
Allstate Corp. (The)	63,100	1,539,640
American International Group, Inc.(a)	306,788	355,874
AON Corp.	33,500	1,268,645
Assurant, Inc.	16,000	385,440
Chubb Corp.	43,200	1,722,816
Cincinnati Financial Corp.	19,737	441,122
Genworth Financial, Inc. (Class A Stock)	62,800	438,972
Hartford Financial Services Group, Inc. (The)(a)	42,800	508,036
Lincoln National Corp.(a)	32,018	551,030
Loews Corp.	43,975	1,204,915
Marsh & McLennan Cos., Inc.(a)	62,500	1,258,125
MBIA, Inc.(a)(b)	29,800	129,034
MetLife, Inc.(a)	99,200	2,976,992
Principal Financial Group, Inc.	34,500	649,980
Progressive Corp. (The)(b)	82,100	1,240,531
Torchmark Corp.	10,000	370,400
Travelers Cos., Inc. (The)	68,835	2,824,988
Unum Group	39,010	618,699
XL Capital Ltd. (Class A Stock)	42,200	483,612

		20,775,180

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(b)	37,900	3,170,714
Expedia, Inc.(a)(b)	23,300	352,063

		3,522,777

Internet Software & Services — 0.9%
Akamai Technologies, Inc.(a)(b)	21,000	402,780
eBay, Inc.(a)(b)	125,000	2,141,250
Google, Inc. (Class A Stock)(b)	28,350	11,952,077
VeriSign, Inc.(a)(b)	23,600	436,128
Yahoo!, Inc.(a)(b)	165,500	2,591,730

		17,523,965

IT Services — 0.5%
Affiliated Computer Services, Inc. (Class A Stock)(b)	11,900	528,598
Automatic Data Processing, Inc.	59,200	2,098,048
Cognizant Technology Solutions Corp. (Class A Stock)(b)	32,500	867,750
Computer Sciences Corp.(b)	18,400	815,120
Convergys Corp.(b)	9,600	89,088
Fidelity National Information Services, Inc.(a)	20,700	413,172

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)

Fiserv, Inc.(a)(b)	20,100	$918,570
Mastercard, Inc. (Class A Stock)(a)	9,000	1,505,790
Paychex, Inc.(a)	38,700	975,240
Total System Services, Inc.	25,796	345,408
Western Union Co. (The)	87,010	1,426,964

		9,983,748

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	20,000	59,200
Hasbro, Inc.	15,800	382,992
Mattel, Inc.	43,551	698,994

		1,141,186

Life Sciences Tools & Services — 0.2%
Life Technologies Corp.(a)(b)	20,301	846,958
Millipore Corp.(b)	6,700	470,407
PerkinElmer, Inc.(a)	15,600	271,440
Thermo Fisher Scientific, Inc.(a)(b)	49,100	2,001,807
Waters Corp.(a)(b)	11,100	571,317

		4,161,929

Machinery — 0.7%
Caterpillar, Inc.(a)	70,700	2,335,928
Cummins, Inc.	24,500	862,645
Danaher Corp.	29,500	1,821,330
Deere & Co.	49,800	1,989,510
Dover Corp.	22,600	747,834
Eaton Corp.	20,200	901,122
Flowserve Corp.	6,500	453,765
Illinois Tool Works, Inc.	45,100	1,684,034
ITT Corp.(a)	22,100	983,450
Manitowoc Co., Inc. (The)	10,000	52,600
PACCAR, Inc.(a)	42,243	1,373,320
Pall Corp.	15,300	406,368
Parker Hannifin Corp.	18,565	797,552

		14,409,458

Media — 1.3%
CBS Corp. (Class B Stock)	83,534	578,055
Comcast Corp. (Class A Stock)	343,190	4,972,823
DIRECTV Group, Inc. (The)(a)(b)	62,200	1,536,962
Gannett Co., Inc.(a)	17,800	63,546
Interpublic Group of Cos., Inc.(a)(b)	49,500	249,975
McGraw-Hill Cos., Inc. (The)	38,100	1,147,191
Meredith Corp.	4,000	102,200
New York Times Co. (The) (Class A Stock)(a)	10,000	55,100
News Corp. (Class A Stock)	270,400	2,463,344
Omnicom Group, Inc.	37,800	1,193,724
Scripps Networks Interactive, Inc. (Class A Stock)	9,600	267,168
Time Warner Cable, Inc.	42,814	1,355,919
Time Warner, Inc.	140,866	3,548,415
Viacom, Inc. (Class B Stock)(b)	70,434	1,598,852
Walt Disney Co. (The)	218,600	5,099,938
Washington Post Co. (The) (Class B Stock)	800	281,744

		24,514,956

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining — 0.5%
AK Steel Holding Corp.	16,600	$318,554
Alcoa, Inc.(a)	109,440	1,130,515
Allegheny Technologies, Inc.(a)	10,200	356,286
Freeport-McMoRan Copper & Gold, Inc.(a)	48,294	2,420,013
Newmont Mining Corp.	57,600	2,354,112
Nucor Corp.	36,100	1,603,923
Titanium Metals Corp.(a)	11,600	106,604
United States Steel Corp.	15,200	543,248

		8,833,255

Multiline Retail — 0.4%
Big Lots, Inc.(b)	9,200	193,476
Family Dollar Stores, Inc.	17,600	498,080
J.C. Penney Co., Inc.	27,300	783,783
Kohl’s Corp.(a)(b)	34,900	1,491,975
Macy’s, Inc.	51,174	601,806
Nordstrom, Inc.(a)	20,000	397,800
Sears Holdings Corp.(a)(b)	5,542	368,654
Target Corp.	88,600	3,497,042

		7,832,616

Multi-Utilities — 0.7%
Ameren Corp.	25,700	639,673
CenterPoint Energy, Inc.	41,800	463,144
CMS Energy Corp.	28,800	347,904
Consolidated Edison, Inc.(a)	31,500	1,178,730
Dominion Resources, Inc.	68,732	2,297,023
DTE Energy Co.	19,200	614,400
Integrys Energy Group, Inc.	8,120	243,519
NiSource, Inc.	28,000	326,480
PG&E Corp.	42,400	1,629,856
Public Service Enterprise Group, Inc.	58,200	1,899,066
SCANA Corp.	14,300	464,321
Sempra Energy	29,619	1,469,991
TECO Energy, Inc.	27,900	332,847
Wisconsin Energy Corp.	14,200	578,082
Xcel Energy, Inc.	54,410	1,001,688

		13,486,724

Office Electronics
Xerox Corp.	97,300	630,504

Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	58,054	2,635,071
Apache Corp.	39,414	2,843,720
Cabot Oil & Gas Corp.	11,500	352,360
Chesapeake Energy Corp.	67,000	1,328,610
Chevron Corp.	239,022	15,835,207
ConocoPhillips	175,377	7,376,357
CONSOL Energy, Inc.	22,000	747,120
Denbury Resources, Inc.(b)	25,500	375,615
Devon Energy Corp.	52,200	2,844,900
El Paso Corp.	85,236	786,728
EOG Resources, Inc.	29,000	1,969,680
Exxon Mobil Corp.	579,340	40,501,659
Hess Corp.	32,900	1,768,375
Marathon Oil Corp.	83,282	2,509,287
Massey Energy Co.	8,800	171,952

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)

Murphy Oil Corp.	23,200	$1,260,224
Noble Energy, Inc.	21,000	1,238,370
Occidental Petroleum Corp.	95,400	6,278,274
Peabody Energy Corp.	31,500	950,040
Pioneer Natural Resources Co.	14,300	364,650
Range Resources Corp.	18,900	782,649
Southwestern Energy Co.(b)	40,500	1,573,425
Spectra Energy Corp.	76,362	1,292,045
Sunoco, Inc.	14,500	336,400
Tesoro Corp.(a)	15,000	190,950
Valero Energy Corp.	62,700	1,059,003
Williams Cos., Inc. (The)	69,500	1,084,895
XTO Energy, Inc.	67,841	2,587,456

		101,045,022

Paper & Forest Products — 0.1%
International Paper Co.	51,973	786,351
MeadWestvaco Corp.	20,514	336,635
Weyerhaeuser Co.	25,700	782,051

		1,905,037

Personal Products — 0.1%
Avon Products, Inc.	51,800	1,335,404
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	12,500	408,375

		1,743,779

Pharmaceuticals — 3.7%
Abbott Laboratories	182,000	8,561,280
Allergan, Inc.	36,400	1,731,912
Bristol-Myers Squibb Co.(a)	239,100	4,856,121
Eli Lilly & Co.	119,100	4,125,624
Forest Laboratories, Inc.(b)	34,600	868,806
Johnson & Johnson	327,748	18,616,086
King Pharmaceuticals, Inc.(b)	33,366	321,315
Merck & Co., Inc.(a)	248,200	6,939,672
Mylan, Inc.(a)(b)	38,000	495,900
Pfizer, Inc.(a)	798,345	11,975,175
Schering-Plough Corp.	191,500	4,810,480
Watson Pharmaceuticals, Inc.(a)(b)	11,200	377,328
Wyeth	156,800	7,117,152

		70,796,851

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	6,600	535,986
Equifax, Inc.	15,400	401,940
Monster Worldwide, Inc.(b)	16,200	191,322
Robert Half International, Inc.	15,700	370,834

		1,500,082

Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co. (Class A Stock)	15,633	138,352
AvalonBay Communities, Inc.(a)	9,675	541,219
Boston Properties, Inc.(a)	15,100	720,270
Equity Residential(a)	33,100	735,813
HCP, Inc.(a)	30,700	650,533
Health Care REIT, Inc.(a)	13,300	453,530
Host Hotels & Resorts, Inc.	75,700	635,123

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Kimco Realty Corp.	33,900	$340,695
Plum Creek Timber Co., Inc.(a)	20,300	604,534
ProLogis(a)	48,600	391,716
Public Storage	15,200	995,296
Simon Property Group, Inc.(a)	32,727	1,683,150
Ventas, Inc.(a)	17,200	513,592
Vornado Realty Trust	18,169	818,150

		9,221,973

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)(b)	36,900	345,384

Road & Rail — 0.5%
Burlington Northern Santa Fe Corp.	32,800	2,412,112
CSX Corp.	45,600	1,579,128
Norfolk Southern Corp.(a)	43,200	1,627,344
Ryder System, Inc.	5,200	145,184
Union Pacific Corp.	59,300	3,087,158

		8,850,926

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)(b)	74,000	286,380
Altera Corp.(a)	36,100	587,708
Analog Devices, Inc.	33,400	827,652
Applied Materials, Inc.(a)	158,100	1,734,357
Broadcom Corp. (Class A Stock)(a)(b)	50,050	1,240,740
Intel Corp.	661,000	10,939,550
KLA-Tencor Corp.(a)	19,700	497,425
Linear Technology Corp.(a)	27,000	630,450
LSI Corp.(b)	72,800	331,968
MEMC Electronic Materials, Inc.(b)	25,400	452,374
Microchip Technology, Inc.(a)	19,700	444,235
Micron Technology, Inc.(a)(b)	104,000	526,240
National Semiconductor Corp.	25,900	325,045
Novellus Systems, Inc.(a)(b)	10,400	173,680
NVIDIA Corp.(b)	63,350	715,221
Teradyne, Inc.(b)	23,500	161,210
Texas Instruments, Inc.(a)	150,300	3,201,390
Xilinx, Inc.(a)	32,300	660,858

		23,736,483

Software — 2.1%
Adobe Systems, Inc.(b)	61,200	1,731,960
Autodesk, Inc.(b)	27,500	521,950
BMC Software, Inc.(b)	22,800	770,412
CA, Inc.	47,864	834,269
Citrix Systems, Inc.(b)	20,500	653,745
Compuware Corp.(b)	34,800	238,728
Electronic Arts, Inc.(b)	37,500	814,500
Intuit, Inc.(a)(b)	38,800	1,092,608
McAfee, Inc.(a)(b)	18,600	784,734
Microsoft Corp.	905,400	21,521,358
Novell, Inc.(b)	50,900	230,577
Oracle Corp.	451,600	9,673,272
Salesforce.com, Inc.(a)(b)	12,800	488,576
Symantec Corp.(b)	95,578	1,487,194

		40,843,883

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	8,700	$220,893
AutoNation, Inc.(a)(b)	11,474	199,074
AutoZone, Inc.(a)(b)	4,700	710,217
Bed Bath & Beyond, Inc.(a)(b)	31,600	971,700
Best Buy Co., Inc.(a)	41,025	1,373,927
GameStop Corp. (Class A Stock)(b)	19,400	426,994
Gap, Inc. (The)	54,900	900,360
Home Depot, Inc. (The)	199,650	4,717,730
Limited Brands, Inc.	31,106	372,339
Lowe’s Cos., Inc.	172,600	3,350,166
Office Depot, Inc.(b)	27,800	126,768
O’Reilly Automotive, Inc.(a)(b)	14,600	555,968
RadioShack Corp.(a)	11,900	166,124
Sherwin-Williams Co. (The)	11,900	639,625
Staples, Inc.	82,449	1,662,996
Tiffany & Co.(a)	15,000	380,400
TJX Cos., Inc. (The)	50,600	1,591,876

		18,367,157

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	42,200	1,134,336
NIKE, Inc. (Class B Stock)	46,100	2,387,058
Polo Ralph Lauren Corp.	6,500	348,010
VF Corp.	10,700	592,245

		4,461,649

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	63,400	842,586
People’s United Financial, Inc.	42,300	636,192

		1,478,778

Tobacco — 0.8%
Altria Group, Inc.	243,300	3,987,687
Lorillard, Inc.	19,747	1,338,254
Philip Morris International, Inc.	233,800	10,198,356
Reynolds American, Inc.(a)	21,500	830,330

		16,354,627

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	15,700	520,769
W.W. Grainger, Inc.	6,900	564,972

		1,085,741

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A Stock)(b)	48,200	1,519,746
MetroPCS Communications, Inc.(b)	16,000	212,960
Sprint Nextel Corp.(a)(b)	328,077	1,578,050

		3,310,756

TOTAL COMMON STOCKS (cost $943,989,991)		950,210,224

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody's Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

ASSET-BACKED SECURITIES — 0.5%
American Express Credit Account Master Trust I, Ser. 2004-4, Class C, 144A(c)	Baa1	0.789%	03/15/12	$1,510	$1,503,651
American Express Credit Account Master Trust I, Ser. 2004-C, Class C, 144A(c)	Baa1	0.819%	02/15/12	78	77,789
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(c)	Baa1	0.719%	01/15/16	4,159	3,025,642
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.715%	02/20/15	1,500	1,194,656
MBNA Master Credit Card Trust, Ser. 1999-J, Class A	Aaa	7.000%	02/15/12	2,370	2,398,833
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	564	490,879

TOTAL ASSET-BACKED SECURITIES (cost $10,300,346)					8,691,450

BANK LOANS — 0.8%
Automotive
Oshkosh Truck Corp.(c)(d)	B2	7.207%	12/06/13	251	229,012

Cable — 0.1%
Discovery Communications., Inc.(c)(d)	Baa3	5.250%	05/14/14	958	944,193
Insight Midwest Holdings LLC(c)(d)	B1	1.820%	10/06/13	1,216	1,112,260

					2,056,453

Electric — 0.1%
NRG Energy(c)(d)	Ba1	2.248%	02/01/13	439	412,409
NRG Energy(c)(d)	Ba1	2.266%	02/01/13	819	769,382
Texas Competitive Electric Holdings Co. LLC(c)(d)	B1	3.821%	10/10/14	983	700,400

					1,882,191

Healthcare & Pharmaceutical — 0.3%
Community Health Systems, Inc.(c)(d)	Ba3	2.560%	07/25/14	80	71,469
Community Health Systems, Inc.(c)(d)	Ba3	2.898%	07/25/14	1,559	1,400,927
DaVita, Inc.(c)(d)	Ba1	2.043%	10/05/12	1,200	1,133,250
HCA, Inc.(c)(d)	Ba3	2.848%	11/18/13	1,678	1,512,039
Health Management Associates, Inc. Term B(c)(d)	B1	2.348%	02/28/14	1,110	975,569

					5,093,254

Paper
Domtar, Inc.(c)(d)	Baa3	1.696%	03/05/14	946	885,051

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(c)(d)	Ba2	3.064%	11/08/14	990	952,875

Technology — 0.2%
First Data Corp.(c)(d)	B1	3.065%	09/24/14	1,474	1,101,168
First Data Corp.(c)(d)	B1	3.065%	09/24/14	1,081	807,861
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	3.037%	10/01/14	763	626,908
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	3.381%	10/01/14	219	180,146
Metavante Corp.(c)(d)	Ba2	2.777%	11/01/14	988	950,469
Sensata Technologies(c)(d)	B3	2.804%	04/27/13	337	254,893

					3,921,445

TOTAL BANK LOANS (cost $16,836,046)					15,020,281

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	B3	6.000%	01/25/36	3,314	2,302,388
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	Ba1	4.448%	02/25/35	971	641,210
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Ba2	4.408%	03/25/35	964	592,958
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Ba2	4.747%	02/25/37	2,444	1,983,029
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,408	1,332,748
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	4.140%	07/25/35	1,855	1,593,394
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	399	372,888
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	4.802%	02/25/34	882	663,194

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Washington Mutual Alternative Mortgage Pass-Thru Certificates, Ser. 2005-1, Class 3A	AAA(e)	5.000%	03/25/20	$899	$701,803

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $13,128,474)					10,183,612

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(c)	AAA(e)	4.873%	03/11/41	3,350	3,123,250
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,335,721
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(c)	AAA(e)	5.121%	11/10/42	899	881,757
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	1,675,477
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.837%	06/10/49	5,730	5,211,182
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	2,250	2,150,996
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB(c)	Aaa	5.283%	10/12/42	3,000	2,850,562
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(c)	AAA(e)	5.623%	03/11/39	1,200	1,030,182
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(e)	5.440%	09/15/30	890	730,986
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(c)	Aaa	6.220%	12/10/49	2,100	1,858,478
Commercial Mortgage Pass-Thru Certificate, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(e)	0.870%	03/10/39	11,352	143,605
Commercial Mortgage Pass-Thru Certificate, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,740	3,455,792
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(c)	AAA(e)	5.609%	02/15/39	4,330	3,503,073
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,500	1,429,962
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(c)	AAA(e)	5.100%	08/15/38	3,000	2,557,965
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(e)	6.015%	05/15/46	2,100	1,649,733
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(e)	7.620%	06/10/33	2,779	2,850,663
GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.593%	03/10/40	21,767	211,936
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,610	2,301,574
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	1,400	1,197,523
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	4,000	3,755,675
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,940	3,811,897
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,380	6,056,627
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(c)	Aaa	5.344%	12/15/44	3,630	3,068,763
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	1,795,927
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(c)	Aaa	5.475%	04/15/43	2,436	1,943,014
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.235%	04/15/43	136,510	455,397
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(c)	Aaa	5.992%	06/15/49	2,000	1,843,204
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.830%	11/15/27	2,720	2,617,782
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(e)	4.826%	08/15/29	5,000	4,428,469
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	594,687
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	4,280	3,832,869
Merrill Lynch Mortgage Trust, Ser. 2004-Key 2, Class A3	Aaa	4.615%	08/12/39	1,900	1,691,084
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	6.104%	06/12/46	2,210	1,816,195
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(e)	5.771%	10/15/42	2,600	2,164,147
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	3,749,597
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(e)	5.803%	06/11/42	1,040	965,715
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.891%	05/15/43	2,000	1,848,436
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.926%	05/15/43	3,400	2,779,559

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $98,335,369)					91,369,461

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS — 12.0%	Moody's Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	$2,000	$2,007,682
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.375%	06/01/19	600	613,435
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	975	1,038,535
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.800%	07/01/36	711	699,773

					4,359,425

Airlines — 0.2%
American Airlines Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B1	6.817%	05/23/11	2,420	1,948,100
Continental Airlines, Inc., Pass-Thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	254	208,502
Continental Airlines, Inc., Pass-Thru Certs., Ser. 01A1(d)	Baa2	6.703%	06/15/21	155	130,370
Delta Air Lines, Inc., Pass-Thru Certs., Ser. 071A(a)	Baa1	6.821%	08/10/22	454	372,100
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa1	6.500%	03/01/12	965	1,000,108

					3,659,180

Automotive
Johnson Controls, Inc., Sr. Notes	Baa2	5.500%	01/15/16	235	217,906

Banking — 2.0%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,765	1,831,592
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,690	1,994,200
Bank of America Corp., Jr. Sub. Notes(a)(c)	B3	8.000%	12/29/49	2,100	1,753,836
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	850	721,180
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	1,300	1,041,934
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,500	2,621,143
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	540,329
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	270,479
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,196,278
Capital One Bank Corp., Sr. Sub. Notes	A3	6.500%	06/13/13	10	9,885
Capital One Bank USA NA, Sub. Notes	A3	8.800%	07/15/19	415	423,974
Capital One Financial Corp., Sr. Unsec’d. Notes, M.T.N.	Baa1	5.700%	09/15/11	570	572,529
Citigroup, Inc., Jr. Sub. Notes, Ser. E(f)	Ca	8.400%	04/29/49	340	255,024
Citigroup, Inc., Sr. Notes	A3	8.500%	05/22/19	600	610,343
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.875%	03/05/38	790	697,701
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,778,845
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	539,883
Countrywide Financial Corp., Gtd. Notes, M.T.N.	A2	5.800%	06/07/12	1,160	1,167,228
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,325	838,247
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	599,714
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	7.500%	02/15/19	1,000	1,070,772
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	727,066
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,501,018
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	100,456
HSBC Bank USA, Sr. Unsec’d. Notes	Aa3	3.875%	09/15/09	250	251,194
ICICI Bank Ltd. (India), Bonds, 144A(c)	Baa2	1.679%	01/12/10	1,880	1,842,400
ICICI Bank Ltd. (Singapore), Notes, 144A	Baa2	5.750%	11/16/10	1,670	1,681,775
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(c)	A2	7.900%	04/29/49	2,000	1,750,200
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/17/11	175	180,104
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A1	8.000%	05/14/48	28	702,520
Merrill Lynch & Co., Inc., Notes, M.T.N.	A2	6.875%	04/25/18	1,230	1,138,434
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	375	376,978
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.(a)	A2	4.250%	02/08/10	1,470	1,475,824
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	5.000%	01/15/15	190	173,536
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.770%	07/25/11	355	361,264
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.250%	11/02/12	30	30,438
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, Ser. E, M.T.N.	A2	5.450%	01/09/17	2,530	2,362,468
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.950%	12/28/17	600	575,736
Morgan Stanley Group, Inc. Sr. Unsec’d. Notes(a)	A2	7.300%	05/13/19	100	103,695
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	A2	6.346%	07/25/49	800	700,328
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	885	912,788

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Banking (continued)
Santander Central Hispano Issuances Ltd. (Cayman Islands), Gtd. Notes.	Aa2	7.625%	09/14/10	$805	$826,193
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	90	94,101
Wells Fargo Capital XIII, Gtd. Notes, Ser. G, M.T.N.(c)	Ba3	7.700%	12/29/49	1,000	830,000

					39,233,632

Brokerage
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(d)(f)	NR	6.500%	07/19/17	514	51
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	5.250%	02/06/12	1,850	272,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	6.875%	05/02/18	700	112,000

					384,926

Building Materials & Construction — 0.1%
Hanson PLC (United Kingdom), Gtd. Notes(a)	B3	7.875%	09/27/10	1,270	1,225,550
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	1,100	1,111,807

					2,337,357

Cable — 0.5%
AT&T Broadband, Gtd. Notes	Baa1	9.455%	11/15/22	115	134,452
Comcast Corp., Gtd. Notes	Baa1	6.550%	07/01/39	585	584,000
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	03/15/11	1,195	1,260,505
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.875%	08/15/09	1,160	1,167,521
Tele-Communications, Inc., Sr. Unsec’d. Notes	Baa1	9.875%	06/15/22	1,440	1,734,777
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,410	2,490,976
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	6.750%	06/15/39	1,340	1,304,210

					8,676,441

Capital Goods — 0.4%
American Standard, Inc., Gtd. Notes	BBB+(e)	7.625%	02/15/10	1,000	1,017,024
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	7.250%	09/15/09	1,000	1,011,310
Erac USA Finance Co., Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(g)	Baa2	5.800%	10/15/12	460	430,492
Erac USA Finance Co., Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(g)	Baa2	6.375%	10/15/17	1,198	1,081,683
Erac USA Finance Co., Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(g)	Baa2	7.000%	10/15/37	390	310,162
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	480	508,870
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	314,254
TDIC Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, M.T.N.	Aa2	6.500%	07/02/14	1,700	1,704,250
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	545,402

					6,923,447

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	690	704,759
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,648,002
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	756,778
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.750%	03/15/13	1,500	1,559,215
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	500	336,029

					5,004,783

Consumer — 0.3%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,400	1,421,801
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	2,190	2,177,528
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,339,560
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	1,045	1,023,154

					5,962,043

Electric — 1.3%
Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J	Baa2	4.400%	06/01/10	790	801,378
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	167,413
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,296,724

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric (continued)
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	$530	$512,437
Carolina Power & Light Co., First Mtge. Bonds	A2	5.250%	12/15/15	660	692,247
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa2	5.700%	03/15/13	1,070	1,085,590
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa2	6.950%	03/15/33	300	304,758
Consolidated Edison, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	820	854,084
Consolidated Edison, Inc., Sr. Unsec’d. Notes, Ser. 08-B	A3	6.750%	04/01/38	130	145,914
Consumers Energy Co., First Mtge. Bonds, Ser. D	Baa1	5.375%	04/15/13	435	446,407
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. D	Baa2	5.125%	12/15/09	1,255	1,270,903
Duke Energy Carolinas LLC, First Mtge. Bonds	A2	6.050%	04/15/38	530	561,247
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	920	962,714
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	930	1,003,829
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	638,398
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,160	1,341,094
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	140	138,943
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	181,561
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	404,663
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	470	503,234
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	581,470
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	1,555	1,551,147
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	210	218,442
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	313,715
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,210	1,236,735
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	420,542
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	486,221
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	575,559
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,610	1,670,273
PPL Electric Utilities Corp., Sr. Sec’d. Notes	A3	6.250%	08/15/09	1,900	1,907,006
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	131,063
Public Service Electric & Gas Co., Sec’d. Notes, M.T.N.	A3	5.800%	05/01/37	515	532,126
Southern California Edison Co., Ser. 04-F	A2	4.650%	04/01/15	610	616,971
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	258,802
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	444,263

					24,257,873

Energy – Integrated — 0.1%
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	300	327,772
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A (original cost $1,413,480; purchased 7/13/06-2/07/07)(g)	Baa2	7.500%	07/18/16	1,365	1,163,662

					1,491,434

Energy – Other — 0.2%
Devon Financing Corp. (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	280	329,702
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	200	209,177
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	195	179,100
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,263,217
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	6.625%	06/15/37	250	213,280
Weatherford International, Inc. (Bermuda), Gtd. Notes	Baa1	6.500%	08/01/36	25	22,625
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,584,315
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/17	565	594,543

					4,395,959

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(a)	Baa2	8.000%	11/15/39	575	626,797
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.200%	01/15/39	815	907,643
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	972,992
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	899,261
Cargill, Inc., Sr. Unsec’d. Notes, 144A	A2	6.000%	11/27/17	650	646,993
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	62	65,707
Delhaize Group (Belgium), Sr. Unsec’d. Notes	Baa3	6.500%	06/15/17	460	469,740

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Foods (continued)
General Mills, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.000%	02/15/12	$975	$1,049,680
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	232,449
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	575	608,730
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.300%	03/01/38	1,140	1,234,214
Tricon Global Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	235	256,523
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	785	756,943

					8,727,672

Gaming
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	CCC-(e)	10.000%	12/15/18	970	557,750

Healthcare & Pharmaceutical — 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,100	1,199,683
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	902,125
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	532,110
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.000%	10/15/17	1,100	1,169,793
Express Scripts, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	06/15/19	610	672,674
Genentech, Inc., Sr. Unsec’d. Notes	A1	4.750%	07/15/15	270	278,963
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	840	913,445
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	1,896,125
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa3	5.625%	12/15/15	560	522,029
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	65	64,906
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	200	205,452
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	212,124
Schering-Plough Corp., Sr. Unsec’d. Notes(a)	Baa1	6.000%	09/15/17	842	896,733
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/37	330	353,886
Wyeth, Sr. Unsec’d. Notes	A3	5.500%	03/15/13	1,165	1,245,506
Wyeth, Sr. Unsec’d. Notes	A3	5.950%	04/01/37	1,645	1,701,799
Wyeth, Sr. Unsec’d. Notes	A3	6.450%	02/01/24	60	64,596

					12,831,949

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750%	06/15/11	430	449,542
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.625%	06/15/36	480	436,343
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	458,245
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,200	1,041,288
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,470	1,517,093
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	115	110,864
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	400	346,816
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	367,605
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,057,909
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	01/15/16	335	317,386

					6,103,091

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	655	379,415
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	230	215,473
Berkshire Hathaway, Inc., Gtd. Notes	Aa2	4.750%	05/15/12	425	451,242
Liberty Mutual Group, Bonds, 144A	Baa2	7.000%	03/15/34	910	614,589
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	342,767
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	509,279
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	335	335,718
MetLife, Inc., Sr. Unsec’d. Notes	A2	5.700%	06/15/35	1,185	1,035,013
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.125%	12/01/11	435	455,387
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.375%	06/15/34	85	80,600
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.750%	06/01/16	270	274,875
Pacific Life Insurance Co., Notes, 144A (original cost $869,582; purchased 6/16/09)(g)	A3	9.250%	06/15/39	870	844,354
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	740	802,206
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	437,395

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody's Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Insurance (continued)
W.R. Berkley Corp., Sr. Unsub. Notes	Baa2	5.600%	05/15/15	$705	$618,482
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	92,320

					7,489,115

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,585	1,474,050
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,700	2,315,250

					3,789,300

Media & Entertainment — 0.2%
News America Holdings, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,211,432
Time Warner, Inc., Gtd. Notes	Baa2	6.750%	04/15/11	725	758,764
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	767,216
Time Warner, Inc., Sr. Unsec’d. Notes	Baa2	9.150%	02/01/23	625	677,666
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	10/05/37	420	378,092
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/30/36	455	419,196

					4,212,366

Metals — 0.1%
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(e)	4.500%	05/15/13	255	248,548
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(e)	5.000%	06/01/15	755	677,073
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	500	503,133
Southern Copper Corp., Sr. Unsec’d. Notes	Baa3	7.500%	07/27/35	120	108,488
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	5.650%	06/01/13	540	486,013

					2,023,255

Non Captive Finance — 0.5%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba2	4.250%	02/01/10	195	175,069
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.(h)	Aa2	5.550%	05/04/20	1,875	1,702,783
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.875%	01/14/38	970	767,645
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	585	590,366
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	6.375%	03/25/13	1,750	1,331,424
SLM Corp., Sr. Unsec’d. Notes, M.T.N.(a)	Ba1	8.450%	06/15/18	4,725	4,042,167

					8,609,454

Non-Corporate Foreign Agency — 0.2%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A1	6.850%	07/02/37	1,610	1,070,650
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	378,000
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	1,806,000

					3,254,650

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	450	338,677

Paper
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875%	11/15/15	515	435,338

Pipelines & Other — 0.3%
Duke Energy Field Services Corp., Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,830	1,914,336
Enterprise Products Operating LP, Gtd. Notes, Ser. B	Baa3	4.625%	10/15/09	710	712,089
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	405	373,414
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	81,775
Spectra Energy Capital LLC, Gtd. Notes(a)	Baa1	6.200%	04/15/18	3,310	3,250,559
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa1	6.250%	02/15/13	205	209,892

					6,542,065

Railroads — 0.1%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.700%	08/01/28	735	766,488
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	641,516
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	585,680

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Railroads (continued)
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	$24	$25,657
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	760	797,581

					2,816,922

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	1,405	1,270,286
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	495,379
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	584,363
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.750%	05/01/12	1,625	1,651,046
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	2,700	2,511,443

					6,512,517

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,240	1,311,276
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,580	1,588,166
Federated Retail Holdings, Inc., Gtd. Notes	Ba2	5.350%	03/15/12	330	300,370
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	980	987,350
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	277,913
Kohl's Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	550	553,055
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.250%	01/15/18	4,500	4,421,385
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	1,475	1,572,124
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.250%	09/01/35	235	224,069

					11,235,708

Technology — 0.4%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	1,000	980,000
CA, Inc., Sr. Unsec’d. Notes	Baa3	4.750%	12/01/09	1,500	1,496,250
Computer Sciences Corp., Sr. Unsec’d. Notes	Baa1	6.500%	03/15/18	1,700	1,737,109
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	144,874
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	960	996,477
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400%	03/15/12	575	580,602
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	07/15/10	190	186,200
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	48	48,322
Oracle Corp., Sr. Unsec’d. Notes	A2	6.125%	07/08/39	440	437,070
Oracle Corp., Sr. Unsec’d. Notes	A2	6.500%	04/15/38	620	660,391

					7,267,295

Telecommunications — 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	A3	6.375%	03/01/35	630	597,418
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	740	744,625
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	505	582,861
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.125%	09/15/09	1,335	1,341,724
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,180	1,225,089
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	895,666
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,235	1,505,230
BellSouth Corp., Sr. Unsec’d. Notes	A2	4.200%	09/15/09	1,365	1,372,336
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	345	403,902
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	350	341,807
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995%	06/01/36	1,645	1,446,570
France Telecom SA (France), Sr. Unsec’d. Notes	A3	5.375%	07/08/19	730	735,278
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	360	462,359
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	645	676,784
PCCW HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,394,437
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.000%	08/03/09	1,500	1,500,000
Qwest Capital Funding, Inc., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,015,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	1,905	1,931,089
Telecom Italia Finance (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	166,700
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	640	659,836
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	232,708

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody's Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Telecommunications (continued)
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	$1,500	$1,609,905
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	244,282
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,500	3,590,149
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	105	102,794
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	7.750%	02/15/10	950	982,119

					27,760,668

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes(a)	Baa1	9.250%	08/06/19	195	218,968
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	900	1,031,801
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	150,062
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,004,332
Lorillard Tobacco Co., Sr. Notes	Baa2	8.125%	06/23/19	670	693,293
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	830	870,991
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	235,283

					4,204,730

TOTAL CORPORATE BONDS (cost $241,221,475)					231,616,928

MORTGAGE-BACKED SECURITIES — 16.6%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-07/01/20	5,756	5,927,592
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	10,555	10,952,847
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	17,500	17,724,210
Federal Home Loan Mortgage Corp.(c)		5.230%	12/01/35	2,866	2,977,813
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	11,999	12,431,969
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	13,500	13,883,913
Federal Home Loan Mortgage Corp.(c)		5.520%	06/01/36	2,364	2,472,425
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	2,621	2,752,218
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	13,000	13,564,694
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16	314	331,503
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-09/01/33	4,362	4,728,421
Federal National Mortgage Association(c)		3.233%	07/01/33	915	918,346
Federal National Mortgage Association		4.000%	06/01/19	2,031	2,068,941
Federal National Mortgage Association		4.000%	TBA 30 YR	1,500	1,449,492
Federal National Mortgage Association		4.500%	11/01/18-01/01/35	14,480	14,815,027
Federal National Mortgage Association		4.500%	TBA 30 YR	11,000	10,953,432
Federal National Mortgage Association		5.000%	10/01/18-05/01/38	16,405	16,827,936
Federal National Mortgage Association		5.000%	TBA 30 YR	27,000	27,440,619
Federal National Mortgage Association		5.500%	03/01/16-01/01/38	49,379	51,248,855
Federal National Mortgage Association		5.500%	TBA 15 YR	2,000	2,092,500
Federal National Mortgage Association		5.500%	TBA 30 YR	6,750	6,967,269
Federal National Mortgage Association(c)		5.901%	06/01/37	5,136	5,408,615
Federal National Mortgage Association(c)		5.955%	07/01/37	4,518	4,756,867
Federal National Mortgage Association		6.000%	04/01/13-06/01/38	27,024	28,448,119
Federal National Mortgage Association		6.000%	TBA 30 YR	18,000	18,810,000
Federal National Mortgage Association		6.500%	07/01/17-01/01/37	10,166	10,868,135
Federal National Mortgage Association		7.000%	08/01/11-07/01/32	891	973,267
Federal National Mortgage Association		7.500%	05/01/12-05/01/32	567	607,662
Government National Mortgage Association		4.500%	TBA 30 YR	2,000	1,990,630
Government National Mortgage Association		5.000%	TBA 30 YR	1,500	1,529,063
Government National Mortgage Association		5.500%	08/15/33-04/15/36	8,817	9,149,535
Government National Mortgage Association		6.000%	11/15/23-06/15/36	3,863	4,039,475
Government National Mortgage Association		6.000%	TBA 30 YR	5,000	5,207,810
Government National Mortgage Association		6.500%	10/15/23-09/15/36	5,424	5,800,445
Government National Mortgage Association		7.000%	09/15/31	132	144,422
Government National Mortgage Association		8.000%	01/15/24-04/15/25	103	113,600

TOTAL MORTGAGE-BACKED SECURITIES (cost $312,427,227)					320,377,667

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

MUNICIPAL BONDS — 0.1%	Moody's Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
New Jersey State Turnpike Authority	A3	7.414%	01/01/40	$395	$468,344
State of California(a)	A2	7.550%	04/01/39	650	594,048

TOTAL MUNICIPAL BONDS (cost $1,053,930)					1,062,392

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Amortizing Residential Collateral Trust, Ser. 2002-BC9, Class M1(c)	Baa3	1.964%	12/25/32	2,246	1,074,787
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.964%	03/25/33	731	445,571
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(c)	Baa2	3.239%	08/25/33	58	14,529
Centex Home Equity, Ser. 2005-A, Class M2(c)	Aa3	0.814%	01/25/35	2,250	1,211,116
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	A3	5.120%	07/25/35	846	707,220
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,340	903,343
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	Ba3	0.834%	06/25/36	1,800	104,279
HFC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.805%	01/20/35	549	294,793
Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2(c)	A2	1.964%	03/25/34	530	330,939
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.214%	07/25/32	1,273	558,197
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.589%	09/25/32	1,229	635,830
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(c)	A2	0.754%	10/25/35	1,480	295,247
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(c)	Aa2	1.079%	02/25/34	1,660	943,575
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(c)	Caa1	0.564%	05/25/36	1,400	354,097

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $17,418,141)					7,873,523

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Egypt Government AID Bonds (Egypt)		4.450%	09/15/15	415	432,414
Federal Farm Credit Bank		2.125%	06/18/12	4,680	4,695,388
Federal Farm Credit Bank(a)		4.875%	01/17/17	845	899,301
Federal Home Loan Bank		5.000%	11/17/17	420	446,928
Federal Home Loan Bank		5.625%	06/11/21	2,320	2,436,466
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	3,040	2,987,238
Federal Home Loan Mortgage Corp.		5.250%	04/18/16	2,145	2,374,547
Federal National Mortgage Association		6.625%	11/15/30	2,010	2,461,798
Resolution Funding Corp. Interest Strip(i)		5.000%	04/15/18	2,645	1,829,086
Tennessee Valley Authority		4.500%	04/01/18	1,390	1,418,010
Tennessee Valley Authority		5.880%	04/01/36	85	90,466
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	360	412,511

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,649,640)					20,484,153

U.S. TREASURY SECURITIES — 4.3%
U.S. Treasury Bond(a)		3.500%	02/15/39	2,985	2,581,100
U.S. Treasury Bond		4.250%	05/15/39	3,585	3,548,576
U.S. Treasury Bond		6.000%	02/15/26	370	446,255
U.S. Treasury Bond(a)		6.250%	08/15/23	6,140	7,479,288
U.S. Treasury Bond(h)		8.125%	05/15/21	1,940	2,685,688
U.S. Treasury Bond		8.125%	08/15/21	455	631,384
U.S. Treasury Inflation Index		0.875%	04/15/10	608	607,775
U.S. Treasury Inflation Index		1.625%	01/15/15	977	972,506
U.S. Treasury Inflation Index		1.625%	01/15/18	692	685,385
U.S. Treasury Inflation Index		1.875%	07/15/13	726	744,174
U.S. Treasury Inflation Index		1.875%	07/15/15	943	953,044
U.S. Treasury Inflation Index		2.000%	04/15/12	651	669,998
U.S. Treasury Inflation Index		2.000%	01/15/14	640	655,058
U.S. Treasury Inflation Index		2.000%	07/15/14	911	931,934
U.S. Treasury Inflation Index		2.000%	01/15/16	924	937,748
U.S. Treasury Inflation Index		2.375%	04/15/11	865	890,436
U.S. Treasury Inflation Index		2.375%	01/15/17	809	843,977
U.S. Treasury Inflation Index		2.625%	07/15/17	298	317,928

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

U.S. TREASURY SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Treasury Inflation Index	3.000%	07/15/12	$1,233	$1,306,554
U.S. Treasury Inflation Index	3.375%	01/15/12	396	421,161
U.S. Treasury Inflation Index	3.375%	04/15/32	234	293,976
U.S. Treasury Inflation Index	3.500%	01/15/11	506	527,944
U.S. Treasury Inflation Index	3.625%	04/15/28	896	1,090,860
U.S. Treasury Inflation Index	3.875%	04/15/29	778	987,364
U.S. Treasury Inflation Indexed Bond	1.750%	01/15/28	728	686,779
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/26	913	894,027
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/25	1,408	1,447,474
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/27	772	799,091
U.S. Treasury Inflation Indexed Bond	2.500%	01/15/29	427	453,732
U.S. Treasury Inflation Indexed Note	0.625%	04/15/13	610	603,064
U.S. Treasury Inflation Indexed Note	1.250%	04/15/14	373	374,293
U.S. Treasury Inflation Indexed Note	1.375%	07/15/18	593	575,105
U.S. Treasury Inflation Indexed Note	2.125%	01/15/19	596	615,424
U.S. Treasury Note	0.875%	05/31/11	1,220	1,215,620
U.S. Treasury Note	1.125%	06/30/11	695	695,056
U.S. Treasury Note(a)	1.875%	06/15/12	6,385	6,431,419
U.S. Treasury Note	2.625%	06/30/14	2,295	2,302,183
U.S. Treasury Note	3.125%	05/15/19	390	377,204
U.S. Treasury Note	3.250%	06/30/16	2,270	2,278,158
U.S. Treasury Strip Coupon(a)	5.310%	05/15/20	27,440	17,304,048
U.S. Treasury Strip Coupon(i)	5.500%	11/15/20	3,520	2,152,487
U.S. Treasury Strip Principal(a)(i)	4.260%	05/15/20	10,320	6,527,369
U.S. Treasury Strip Principal(a)(h)(i)	5.850%	11/15/21	7,285	4,225,118
U.S. Treasury Strip Principal(i)	6.020%	02/15/23	1,495	815,615

TOTAL U.S. TREASURY SECURITIES (cost $79,705,888)				81,983,379

TOTAL LONG-TERM INVESTMENTS (cost $1,755,066,527)				1,738,873,070

SHORT-TERM INVESTMENTS — 25.8%
U.S. TREASURY SECURITIES — 0.4%
U.S. Treasury Bill(j)	0.150%	09/17/09	3,000	2,998,818
U.S. Treasury Bill(j)	0.294%	12/17/09	4,700	4,692,720

TOTAL U.S. TREASURY SECURITIES (cost $7,692,627)				7,691,538

			Shares
AFFILIATED MUTUAL FUNDS — 25.4%
Dryden Core Investment Fund — Short-Term Bond Series (Note 4)(k)			14,114,223	110,514,364
Dryden Core Investment Fund — Taxable Money Market Series (includes $199,680,627 of cash collateral received for securities on loan) (Note 4)(k)(l)			378,993,360	378,993,360

TOTAL AFFILIATED MUTUAL FUNDS (cost $518,702,592)				489,507,724

TOTAL SHORT-TERM INVESTMENTS (cost $526,395,219)				497,199,262

TOTAL INVESTMENTS(m) — 116.1% (cost $2,281,461,746)				2,236,072,332
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (16.1)%				(309,302,668)

NET ASSETS — 100.0%				$1,926,769,664

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $191,806,329; cash collateral of $199,680,627 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

(d)	Indicates a security that has been deemed illiquid.

(e)	Standard & Poor’s Rating

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $4,325,235. The aggregate value of $3,830,353 is approximately 0.2% of net assets.

(h)	Security segregated as collateral for futures contracts.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(j)	Rate quoted represents yield-to-maturity as of purchase date.

(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	As of June 30, 2009, 1 security representing $479 and 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Long Positions:
298	S&P 500 Index	Sep. 2009	$68,995,844	$68,204,750	$(791,094)
285	U.S. Treasury 2 Yr. Notes	Sep. 2009	61,258,704	61,622,344	363,640
506	U.S. Treasury 5 Yr. Notes	Sep. 2009	57,982,814	58,047,687	64,873

					(362,581)

Short Positions:
48	U.S. Long Bond	Sep. 2009	5,635,338	5,681,250	(45,912)
92	U.S. Treasury 10 Yr. Notes	Sep. 2009	10,666,918	10,696,437	(29,519)

					(75,431)

					$(438,012)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(a)	6/17/2011	$4,750	1.670%	3 month LIBOR	$(16,888)
Morgan Stanley Capital Services(b)	6/17/2014	4,000	3.190%	3 month LIBOR	48,040
Morgan Stanley Capital Services(a)	6/17/2019	1,100	4.030%	3 month LIBOR	(27,288)

					$3,864

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Citibank NA	09/20/2012	$3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	$53,909	—	$53,909
Barclays Bank PLC	09/20/2012	2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	80,371	—	80,371
Deutsche Bank AG	06/20/2013	1,750	2.00%	International Lease Finance Corp., 4.15%, 01/15/10	362,683	—	362,683
JPMorgan Chase Bank	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	72,789	—	72,789
Merrill Lynch Capital Services	09/20/2016	785	1.73%	Tyson Foods, Inc., 6.6%, 04/01/16	10,800	—	10,800
Morgan Stanley Capital Services, Inc.	03/20/2018	1,400	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(31,967)	—	(31,967)
Barclays Bank PLC	03/20/2018	1,700	1.22%	Computer Sciences Corp., 5.0%, 02/15/13	(82,762)	—	(82,762)
Morgan Stanley Capital Services, Inc.	06/20/2018	1,600	1.00%	Newell Rubbermaid, Inc., 6.35%, 07/15/28	60,280	—	60,280
Merrill Lynch Capital Services, Inc.	03/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities Inc., 7.82%, 3/25/36	934,305	—	934,305
Merrill Lynch Capital Services, Inc.	06/20/2018	1,800	3.05%	SLM Corp. 5.125%, 08/27/12	373,336	—	373,336
Deutsche Bank AG	03/20/2018	4,500	0.99%	Nordstrom, Inc. 6.95%, 03/15/26	325,374	—	325,374
Morgan Stanley Capital Services, Inc.	06/20/2018	2,700	0.97%	Simon Property Group LP 5.25%, 12/01/18	220,283	—	220,283
Merrill Lynch Capital Services, Inc.	06/20/2018	2,700	1.45%	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 05/15/18	300,692	—	300,692
Credit Suisse International	06/20/2018	3,500	0.97%	Verizon Communications, Inc. 4.90%, 09/15/15	(43,051)	—	(43,051)
Deutsche Bank AG	06/20/2018	2,800	1.15%	Spectra Energy Capital LLC 6.25%, 02/15/13	(112,524)	—	(112,524)
Citibank NA	03/20/2014	1,100	3.95%	Whirlpool Corp. 7.75%, 07/15/15	(62,045)	—	(62,045)
Goldman Sachs International	06/20/2014	1,600	2.15%	Black & Decker Corp. 5.75%, 11/15/16	(36,778)	—	(36,778)
Deutsche Bank AG	03/20/2014	1,585	7.05%	Starwood Hotels & Resorts Worldwide, Inc. 7.875%, 05/01/12	(213,240)	—	(213,240)

					$2,212,455	—	$2,212,455

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Asset-Backed Issues-Sell Protection(2):
Merrill Lynch Capital Services, Inc.	03/25/2036	$1,000	9.00%	AmeriQuest Mortgage Securities, Inc., 7.82%, 03/25/36	(906,647)	—	(906,647)

					$1,305,808	—	$1,305,808

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$8,691,450	$—
Bank Loans	—	15,020,281	—
Collateralized Mortgage Obligations	—	10,183,612	—
Commercial Mortgage-Backed Securities	—	91,369,461	—
Corporate Bonds	702,520	230,914,408	—
Common Stocks	950,209,745	479	—
Mortgage-Backed Securities	—	320,377,667	—
Municipal Bonds	—	1,062,392	—
Residential Mortgage-Backed Securities	—	7,873,523	—
U.S. Government Agency Obligations	—	20,484,153	—
U.S. Treasury Securities	—	89,674,917	—
Affiliated Mutual Funds	489,507,724	—	—

	1,440,419,989	795,652,343	—
Other Financial Instruments*	(438,012)	1,282,014	27,658

Total	$1,439,981,977	$796,934,357	$27,658

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments*
Balance as of 12/31/08	$1,511,232
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	(1,483,574)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$27,658

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $1,553,464.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Mutual Fund (including 10.4% of collateral received for securities on loan)	25.4%
Mortgage-Backed Securities	16.6
Oil, Gas & Consumable Fuels	5.2
Commercial Mortgage-Backed Securities	4.7
U.S. Treasury Securities	4.7
Pharmaceuticals	3.7
Computers & Peripherals	2.7
Software	2.1
Banking	2.0
Diversified Financial Services	1.9
Diversified Telecommunication Services	1.6
Aerospace & Defense	1.5
Capital Markets	1.5
Food & Staples Retailing	1.5
Insurance	1.5
Electric	1.4
Telecommunications	1.4
Beverages	1.3
Commercial Banks	1.3
Communications Equipment	1.3
Household Products	1.3
Media	1.3
Chemicals	1.2
Semiconductors & Semiconductor Equipment	1.2
Electric Utilities	1.1
Healthcare Providers & Services	1.1
U.S. Government Agency Obligations	1.1
Healthcare & Pharmaceutical	1.0
Healthcare Equipment & Supplies	1.0
Industrial Conglomerates	1.0
Specialty Retail	1.0
Tobacco	1.0
Biotechnology	0.9
Energy Equipment & Services	0.9
Food Products	0.9
Internet Software & Services	0.9
Hotels, Restaurants & Leisure	0.8
Real Estate Investment Trusts	0.8
Machinery	0.7
Multi-Utilities	0.7
Cable	0.6
Retailers	0.6
Technology	0.6
Air Freight & Logistics	0.5
Asset-Backed Securities	0.5
Collateralized Mortgage Obligations	0.5

Foods	0.5
IT Services	0.5
Metals & Mining	0.5
Non Captive Finance	0.5
Road & Rail	0.5
Capital Goods	0.4
Multiline Retail	0.4
Pipelines & Other	0.4
Residential Mortgage-Backed Securities	0.4
Commercial Services & Supplies	0.3
Consumer	0.3
Consumer Finance	0.3
Electronic Equipment & Instruments	0.3
Healthcare Insurance	0.3
Airlines	0.2
Electrical Equipment	0.2
Energy – Other	0.2
Household Durables	0.2
Internet & Catalog Retail	0.2
Life Sciences Tools & Services	0.2
Lodging	0.2
Media & Entertainment	0.2
Non-Corporate Foreign Agency	0.2
Textiles, Apparel & Luxury Goods	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Automobiles	0.1
Building Materials & Construction	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Energy – Integrated	0.1
Gas Utilities	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Metals	0.1
Municipal Bonds	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Professional Services	0.1
Railroads	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1

116.1
Liabilities in excess of other assets	(16.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$428,513	*	Due to broker-variation margin	$75,431	*
Interest rate contracts	Unrealized appreciation on swaps	48,040		Unrealized depreciation on swaps	44,176
Credit contracts	Unrealized appreciation on swaps	2,794,822		Unrealized depreciation on swaps	1,489,014
Equity contracts	—	—		Due to broker-variation margin	791,094	*

Total		$3,271,375			$2,399,715

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Written Options	Total
Interest rate contracts	$597,182	$442,507	$(113,447)	$39,538	$965,781
Credit contracts	—	1,398,538	—	—	1,398,538
Equity contracts	3,184,817	—	—	—	3,184,816

Total	$3,781,999	$1,841,045	$(113,447)	$39,538	$5,549,135

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(2,410,152)	$110,849	$(2,299,303)
Credit contracts	—	(4,453,166)	(4,453,166)
Equity contracts	(1,101,444)	—	(1,101,444)

Total	$(3,511,596)	$(4,342,317)	$(7,853,913)

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $191,806,329:
Unaffiliated investments (cost $1,762,759,154)	$1,746,564,608
Affiliated investments (cost $518,702,592)	489,507,724
Receivable for investments sold	99,011,880
Dividends and interest receivable	7,416,257
Unrealized appreciation on swaps	2,842,862
Foreign tax reclaim receivable	318,937
Prepaid expenses	5,370
Receivable for Series shares sold	359

Total Assets	2,345,667,997

LIABILITIES
Payable for investments purchased	215,484,765
Collateral for securities on loan	199,680,627
Unrealized depreciation on swaps	1,533,190
Management fee payable	869,847
Due to broker-variation margin	480,647
Accrued expenses and other liabilities	429,777
Payable for Series shares repurchased	332,566
Payable to custodian	86,319
Affiliated transfer agent fee payable	595

Total Liabilities	418,898,333

NET ASSETS	$1,926,769,664

Net assets were comprised of:
Paid-in capital	$2,079,262,220
Retained earnings	(152,492,556)

Net assets, June 30, 2009	$1,926,769,664

Net asset value and redemption price per share, $1,926,769,664 / 151,328,181 outstanding shares of beneficial interest	$12.73

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Interest	$18,097,275
Unaffiliated dividend income	12,145,922
Affiliated dividend income	1,793,091
Affiliated income from securities loaned, net	934,871

32,971,159

EXPENSES
Management fee	5,060,187
Custodian’s fees and expenses	202,000
Shareholders’ reports	162,000
Insurance expenses	25,000
Trustees’ fees	19,000
Audit fee	18,000
Commitment fee on syndicated credit agreement	9,000
Legal fees and expenses	8,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	6,000
Miscellaneous	18,350

Total expenses	5,527,537

NET INVESTMENT INCOME	27,443,622

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(2,250,188))	(37,520,800)
Short sale transactions	51,230
Futures transactions	3,781,999
Swap agreement transactions	1,841,045
Written option transactions	39,538
Foreign currency transactions	705

(31,806,283)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $8,942,198)	89,589,510
Futures	(3,511,596)
Swaps	(4,342,317)
Foreign currencies	(2,788)

81,732,809

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	49,926,526

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,370,148

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$27,443,622	$74,151,854
Net realized loss on investments, swaps and foreign currency transactions	(31,806,283)	(65,065,328)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	81,732,809	(563,716,770)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,370,148	(554,630,244)

DISTRIBUTIONS	(74,120,351)	(81,811,715)

SERIES SHARE TRANSACTIONS:
Series shares sold [552,269 and 1,194,754 shares, respectively]	6,585,213	16,824,187
Series shares issued in reinvestment of distributions [5,781,619 and 5,295,257 shares, respectively]	74,120,351	81,811,715
Series shares repurchased [9,301,492 and 15,304,061 shares, respectively]	(114,711,328)	(226,520,392)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(34,005,764)	(127,884,490)

TOTAL DECREASE IN NET ASSETS	(30,755,967)	(764,326,449)
NET ASSETS:
Beginning of period	1,957,525,631	2,721,852,080

End of period	$1,926,769,664	$1,957,525,631

SEE NOTES TO FINANCIAL STATEMENTS.

A23

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 91.4%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES — 3.8%
Alfa Diversified Payment Rights Finance Co. (Russia), Ser. 1A, Class A, 144A(a)	Ba1	2.229%	03/15/11	$1,335	$1,134,962
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa1	0.819%	02/15/12	98	98,238
Bank of America Credit Card Trust
Ser. 2006-A15, Class A15(a)	Aaa	0.319%	04/15/14	2,600	2,513,336
Ser. 2006-C5, Class C5(a)	Baa1	0.719%	01/15/16	5,750	4,183,083
Ser. 2007-A3, Class A3(a)	Aaa	0.339%	11/15/16	1,000	919,732
Ser. 2008-A5, Class A5(a)	Aaa	1.519%	12/15/13	1,100	1,097,038
Bank One Issuance Trust
Ser. 2004-A3, Class A3(a)	Aaa	0.489%	02/15/17	5,100	4,751,206
Ser. 2004-C2, Class C2(a)	Baa2	1.119%	02/15/17	2,100	1,670,539
Chase Issuance Trust, Ser. 2008-A13, Class A13(a)	Aaa	2.129%	09/15/15	1,000	999,268
Citibank Credit Card Issuance Trust Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	5,567,389
Ser. 2004-A7, Class A7(a)	Aaa	0.751%	11/24/13	1,000	973,355
Ser. 2005-C3, Class C3(a)	Baa2	0.729%	07/15/14	3,780	3,154,485
Ser. 2006-A7, Class A7(a)	Aaa	0.689%	12/15/18	6,000	5,290,741
Ser. 2006-C1, Class C1(a)	Baa2	0.715%	02/20/15	2,200	1,752,162
Ford Credit Auto Owner Trust, Ser. 2006-B, Class C	A1	5.680%	06/15/12	2,100	2,023,694
MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	Baa1	1.669%	10/15/14	1,900	1,677,607
Ser. 2005-A2, Class A2(a)	Aaa	0.399%	10/15/14	1,000	957,955
Ser. 2006-A2, Class A2(a)	Aaa	0.379%	06/15/15	1,000	945,592
Ser. 2006-A5, Class A5(a)	Aaa	0.379%	10/15/15	1,250	1,175,162
Ser. 2006-C1, Class C1(a)	Baa1	0.739%	07/15/15	4,000	3,224,200

TOTAL ASSET-BACKED SECURITIES (cost $42,757,102)					44,109,744

BANK LOANS — 3.1%
Automotive — 0.1%
Oshkosh Truck Corp.(a)(b)	B2	7.207%	12/06/13	1,361	1,241,667

Cable — 0.4%
Discovery Communications, Inc.(a)(b)	Baa3	5.250%	05/14/14	1,309	1,290,398
Insight Midwest Holding LLC(a)(b)	B1	1.820%	10/06/13	3,208	2,935,130

					4,225,528

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)(b)	B2	2.300%	07/20/15	409	323,306
Capital Safety Group Ltd.(a)(b)	B2	3.050%	07/20/16	1,091	861,694

					1,185,000

Consumer
Huish Detergents, Inc.(a)(b)	Ba3	2.060%	04/26/14	207	193,630

Electric — 0.4%
NRG Energy, Inc.(a)(b)	Ba1	2.248%	02/01/13	1,171	1,099,756
NRG Energy, Inc.(a)(b)	Ba1	2.266%	02/01/13	2,185	2,051,686
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.821%	10/10/14	1,965	1,400,800

					4,552,242

Foods — 0.2%
Supervalu, Inc.(a)(b)	Ba3	1.185%	06/02/11	1,846	1,758,461

Health Care & Pharmaceutical — 1.1%
HCA, Inc.(a)(b)	Ba3	2.848%	11/18/13	2,097	1,890,049
Health Management Associates Term B(a)(b)	B1	2.348%	02/28/14	1,890	1,661,413
Inverness Medical Innovations(a)(b)	Ba3	2.429%	06/26/14	2,940	2,751,349
PTS Acquisition Corp.(a)(b)	Ba3	2.560%	04/10/14	3,822	3,159,521
Royalty Pharma Finance Trust(a)(b)	Baa3	7.750%	05/15/15	4,000	3,460,000

					12,922,332

SEE NOTES TO FINANCIAL STATEMENTS.

A24

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Paper — 0.1%
Domtar, Inc.(a)(b)	Baa3	1.696%	03/05/14	$1,520	$1,422,720

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(a)(b)	Ba2	3.064%	11/08/14	1,520	1,462,663

Technology — 0.6%
First Data Corp.(a)(b)	B1	3.065%	09/24/14	1,032	771,140
First Data Corp.(a)(b)	B1	3.065%	09/24/14	1,965	1,468,224
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	3.037%	10/01/14	2,290	1,880,724
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	3.381%	10/01/14	658	540,438
Metavante Corp.(a)(b)	Ba2	2.777%	11/01/14	2,469	2,376,172

					7,036,698

TOTAL BANK LOANS (cost $40,676,451)					36,000,941

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.7%
Banc of America Commercial Mortgage, Inc.
Ser. 2005-1, Class ASB(a)	AAA(c)	5.121%	11/10/42	4,862	4,769,505
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	5,000	4,542,037
Ser. 2007-4, Class A3(a)	AAA(c)	6.002%	02/10/51	3,805	3,107,906
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	1,305	978,864
Bear Stearns Commercial Mortgage Securities
Ser. 2005-T18, Class AAB(a)	Aaa	4.823%	02/13/42	2,475	2,366,095
Ser. 2005-T20, Class AAB(a)	Aaa	5.283%	10/12/42	3,400	3,230,637
Ser. 2006-PW11, Class A4(a)	AAA(c)	5.623%	03/11/39	2,000	1,716,970
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	1,514	1,271,348
Citigroup Commercial Mortgage Trust
Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	6,000	5,641,418
Ser. 2008-C7, Class A2A	Aaa	6.034%	12/10/49	3,620	3,299,687
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB(a)	Aaa	5.575%	01/15/46	3,000	2,784,001
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(a)	Aaa	6.220%	12/10/49	3,000	2,654,968
Commercial Mortgage Loan Trust, Pass-Through Certificates, Ser. 2006-C7, Class A3(a)	AAA(c)	5.899%	06/10/46	1,598	1,387,420
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,741	1,648,399
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(c)	5.609%	02/15/39	4,400	3,559,705
Ser. 2006-C4, Class A2	Aaa	5.361%	09/15/39	460	429,847
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	3,810	3,496,449
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4	AAA(c)	5.100%	08/15/38	2,400	2,046,372
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	4,191,331
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	6,010	5,642,902
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	5,000	4,638,451
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,587,629
Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	8,828,626
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	4,035,552
Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	1,985	1,642,776
Ser. 2007-LD11, Class A2	Aaa	5.992%	06/15/49	4,190	3,861,513
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	1,520	1,288,080
LB-UBS Commercial Mortgage Trust
Ser. 2003-C8, Class A3	Aaa	4.830%	11/15/27	3,375	3,248,167
Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	3,098,765
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	6,381,547
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	6,000	5,681,663
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	399	372,887

SEE NOTES TO FINANCIAL STATEMENTS.

A25

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Merrill Lynch Mortgage Trust
Ser. 2005-CIP1, Class A4(a)	Aaa	5.047%	07/12/38	$3,100	$2,665,624
Ser. 2006-C1, Class A4(a)	AAA(c)	5.840%	05/12/39	7,920	6,448,131
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-2, Class A4	Aaa	6.104%	06/12/46	2,325	1,910,703
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	5,415	4,682,989
Morgan Stanley Capital Group, Inc.
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,207,786
Ser. 2006-T23, Class A3(a)	AAA(c)	5.981%	08/12/41	1,318	1,135,828
Ser. 2006-T23, Class A4(a)	AAA(c)	5.984%	08/12/41	6,100	5,160,351
Morgan Stanley Capital I, Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,500	4,862,949
PNC Mortgage Acceptance Corp., Ser. 2001-C1, Class A1	Aaa	5.910%	03/12/34	462	462,678
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	A1	4.802%	02/25/34	2,468	1,856,943
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	4,157	4,085,412
Ser. 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,446,781
Ser. 2006-C25, Class A4(a)	Aaa	5.926%	05/15/43	6,000	4,905,105
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	5,000	4,673,669
Ser. 2007-C33, Class A2(a)	Aaa	6.055%	02/15/51	5,000	4,559,472
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,117,070
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(c)	5.000%	03/25/20	1,379	1,076,629

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $160,343,484)					160,689,637

CORPORATE BONDS — 37.2%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.375%	06/01/19	1,350	1,380,229
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	1,250	1,253,125

					2,633,354

Airlines — 1.2%
American Airlines Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 2001-1	B1	6.817%	05/23/11	2,750	2,213,750
Continental Airlines, Inc., Pass-thru Certs.
Ser. 2000-1, Class A-1(b)	Baa2	7.487%	10/02/10	7,954	7,556,300
Ser. 2000-1, Class A-1(b)	Baa2	6.703%	06/15/21	3	2,460
Ser. 2001-1, Class A-1	Ba1	7.373%	12/15/15	1,039	737,993
Ser. A(d)	Baa1	5.983%	04/19/22	1,850	1,526,250
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A(d)	Baa1	6.821%	08/10/22	1,684	1,380,490
United Airlines, Inc., Pass-thru Certs., Ser. 2007-1, Class A	Ba1	6.636%	07/02/22	1,210	907,755

					14,324,998

Banking — 6.0%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Notes, 144A, MTN	Ba1	8.200%	06/25/12	1,500	1,350,000
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,785	2,890,075
Bank of America, Sub. Notes	A1	5.300%	03/15/17	790	670,273
Bank of America Corp., Jr. Sub. Notes(a)(d)	B3	8.000%	12/29/49	3,500	2,923,060
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.650%	05/01/18	1,420	1,254,756
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,600	1,586,835
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,660,033
Capital One Bank USA NA, Sub. Notes	A3	8.800%	07/15/19	1,250	1,277,030
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	619,521
Chuo Mitsui Trust & Banking Co., Ltd. (Japan), Jr. Sub. Notes, 144A(a)	A2	5.506%	12/29/49	3,050	2,531,500
Citigroup, Inc., Jr. Sub. Notes, Ser. E(e)	Ca	8.400%	04/29/49	2,050	1,537,643
Citigroup, Inc., Sr. Notes	A3	8.500%	05/22/19	1,375	1,398,704
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	1,797,360

SEE NOTES TO FINANCIAL STATEMENTS.

A26

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	$3,670	$3,692,868
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	3,065	1,939,039
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes(d)	A1	5.950%	01/18/18	1,550	1,503,436
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,900	1,849,796
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes(d)	A1	7.500%	02/15/19	2,650	2,837,546
Goldman Sachs Group, Inc., Sub. Notes	A2	6.750%	10/01/37	440	391,158
HSBC Holdings PLC (United Kingdom), Sub. Notes(d)	A1	6.500%	09/15/37	2,255	2,181,291
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	1,970	1,979,777
HSBK Europe BV (Netherlands), Gtd. Notes., 144A (original cost $2,211,446; purchased date 04/25/07)(f)	Ba2	7.250%	05/03/17	2,230	1,271,100
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Baa2	7.250%	08/29/49	2,380	1,701,157
ICICI Bank Ltd. (Singapore), Notes, 144A	Baa2	5.750%	11/16/10	2,500	2,517,628
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(d)	A2	7.900%	04/29/49	2,180	1,907,718
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	Aa3	6.300%	04/23/19	3,250	3,268,928
KBC Bank Funding Trust III, Gtd. Notes, 144A(a)	B1	9.860%	11/29/49	5,000	2,200,000
Krung Thai Bank PCL (Thailand), Sub. Notes(a)	Baa3	7.378%	10/29/49	1,590	1,240,310
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	2,860	2,647,090
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.050%	08/15/12	1,500	1,503,964
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.110%	01/29/37	275	212,398
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	4,035	3,767,810
Morgan Stanley, Sr. Unsec’d. Notes(d)	A2	7.300%	05/13/19	2,500	2,592,375
Northern Rock PLC (United Kingdom), Sub. Notes, 144A(a)	Ca	6.594%	06/29/49	920	184,000
Sumitomo Mitsui Banking Corp. (Japan), Sub. Notes, 144A(a)	Aa3	5.625%	07/29/49	6,380	5,871,667
Wachovia Bank NA, Sub. Notes	Aa3	6.600%	01/15/38	1,300	1,267,263

					70,025,109

Brokerage
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(b)(e)	NR	6.500%	07/19/17	1,210	121
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	6.875%	05/02/18	2,740	438,400

					438,521

Building Materials & Construction — 0.2%
KB Home, Gtd. Notes	B1	6.375%	08/15/11	2,140	2,065,100

Cable — 0.8%
AT & T Broadband, Gtd. Notes	Baa1	9.455%	11/15/22	1,065	1,245,140
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	209,692
COX Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,892,647; purchased date 02/12/09)(f)	Baa3	8.375%	03/01/39	1,900	2,118,468
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	788,804
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.850%	05/01/17	1,420	1,418,013
Time Warner Cable, Inc., Gtd. Notes(d)	Baa2	6.750%	06/15/39	2,825	2,749,547
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	1,100	1,211,756

					9,741,420

Capital Goods — 1.1%
American Standard, Inc., Gtd. Notes	BBB+(c)	7.625%	02/15/10	3,800	3,864,691
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	4,564,346
TDIC Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa2	6.500%	07/02/14	2,365	2,370,913
Waste Management, Inc., Sr. Unsec’d. Notes	Baa3	7.650%	03/15/11	2,100	2,145,053

					12,945,003

Chemicals — 0.7%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,111,502
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	2,450	2,454,361
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	Baa3	9.400%	05/15/39	1,450	1,492,598
Union Carbide Chemical & Plastics Co., Gtd. Notes	Ba2	7.875%	04/01/23	3,058	2,156,483

					8,214,944

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Consumer — 0.1%
Realogy Corp., Gtd. Notes, PIK	Ca	11.000%	04/15/14	$2,242	$706,200

Electric — 3.2%
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa2	5.700%	03/15/13	2,950	2,992,982
Consumers Energy Co., First Mtge. Bonds, Ser. D	Baa1	5.375%	04/15/13	1,000	1,026,224
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300%	02/01/14	3,400	3,670,773
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	6.000%	02/02/18	600	616,091
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	1,756,540
Empresa Nacional de Electricidad SA (Chile), Unsub. Notes	Baa3	8.350%	08/01/13	625	699,786
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	06/15/12	750	804,054
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	1,150	1,141,315
Enersis SA (Chile), Sr. Unsec’d. Notes(d)	Baa3	7.375%	01/15/14	3,700	3,958,031
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	465,541
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	1,921,058
Korea East-West Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	4.875%	04/21/11	1,700	1,703,752
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	5,295	5,281,879
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	1,385	1,381,537
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,131,258
Northern States Power Co., First Mtge. Bonds, Ser. B	A2	8.000%	08/28/12	2,800	3,224,760
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.000%	05/01/10	1,920	1,987,200
Sierra Pacific Power Co., Genl. Ref. Mtge., Ser. P	Baa3	6.750%	07/01/37	125	128,790
Southern California Edison Co., Sr. Unsec’d. Notes	A3	7.625%	01/15/10	1,100	1,131,434
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	1,915,926

					36,938,931

Energy – Integrated — 0.4%
Hess Corp., Sr. Unsec’d. Notes(d)	Baa2	8.125%	02/15/19	500	569,227
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	6.375%	12/15/38	1,400	1,524,912
Western Oil Sand, Inc. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	1,900	2,092,565

					4,186,704

Energy – Other — 1.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.750%	06/15/14	2,000	2,033,372
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	624	734,765
EnCana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	12/01/17	2,500	2,562,865
GS Caltex Corp. (South Korea), Sr. Unsec’d. Notes, 144A	Baa2	7.750%	07/25/11	3,250	3,331,660
Halliburton Co., Sr. Unsec’d. Notes(d)	A2	7.450%	09/15/39	1,500	1,749,741
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	320	288,800
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	1,190	1,092,967
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,750	1,524,572
Valero Energy Corp., Sr. Unsec’d. Notes(d)	Baa2	9.375%	03/15/19	1,500	1,708,521
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	04/15/13	4,107	4,351,987

					19,379,250

Foods — 0.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(d)	Baa2	6.875%	11/15/19	2,200	2,281,380
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	2,770	2,863,967
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	1,000	964,258
Tyson Foods, Inc., Sr. Unsec’d. Notes	B2	8.250%	10/01/11	2,050	2,101,203
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	1,705	1,861,157

					10,071,965

Gaming — 0.2%
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	10.375%	05/15/14	1,115	1,156,813
MGM Mirage, Sr. Sec’d. Notes, 144A(d)	B1	11.125%	11/15/17	1,115	1,181,900

					2,338,713

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Health Care & Pharmaceutical — 2.9%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.250%	12/15/12	$1,500	$1,455,000
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.875%	09/15/15	2,325	2,216,062
Amgen, Inc., Sr. Notes(d)	A3	5.700%	02/01/19	1,000	1,055,011
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/01/39	1,200	1,276,389
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.800%	10/15/16	265	256,506
Express Scripts, Inc., Sr. Unsec’d. Notes(d)	Baa3	6.250%	06/15/14	3,450	3,650,473
GlaxoSmithKline Capital, Inc., Gtd. Notes(g)	A1	5.650%	05/15/18	4,000	4,236,816
HCA, Inc., Sr. Unsec’d. Notes, MTN	Caa1	8.700%	02/10/10	1,700	1,702,451
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550%	03/30/12	2,500	2,604,535
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500%	02/15/14	2,800	2,987,373
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	1,200	1,232,713
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	1,600	1,636,938
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	7.200%	03/15/39	3,825	4,541,847
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.550%	12/01/13	2,735	2,937,811
Wyeth, Sr. Unsec’d. Notes	A3	5.500%	02/15/16	1,630	1,706,222

					33,496,147

Health Care Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.750%	12/15/37	1,900	1,761,760
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	1,816,847
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	3,492,653
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	2,610	2,516,126
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	760	658,950
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	195	174,837

					10,421,173

Insurance — 1.3%
ACE Ina Holdings, Inc., Gtd. Notes	A3	5.700%	02/15/17	1,135	1,130,146
Allied World Assurance Co. Holdings, Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	2,475	2,095,798
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	1,820	1,054,252
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%	10/01/15	315	169,923
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.850%	01/16/18	3,700	1,957,481
Axis Capital Holdings, Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,019,067
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,275,718
MetLife, Inc., Notes	A2	7.717%	02/15/19	2,000	2,139,274
Travelers Cos., Inc., Sr. Unsec’d. Notes, MTN	A2	6.250%	06/15/37	1,890	1,957,361
XL Capital Ltd. (Cayman Islands), Jr. Sub. Notes, Ser. E(a)	Ba1	6.500%	12/31/49	1,880	921,200
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	117,498

					15,837,718

Lodging — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes(a)(d)	B2	3.135%	12/01/11	1,800	1,449,000
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	980	911,400

					2,360,400

Media & Entertainment — 1.0%
CBS Corp., Gtd. Notes(d)	Baa3	8.200%	05/15/14	4,800	4,922,198
Historic Tw, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	203,456
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,355,080
Time Warner Cos., Inc., Gtd. Notes(d)	Baa2	7.250%	10/15/17	1,440	1,482,941
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	10/05/37	1,240	1,116,273
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/30/36	580	534,359
Vivendi (France), Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,012,624

					11,626,931

Metals — 1.3%
Arcelormittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.125%	06/01/18	1,550	1,356,250
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,095	2,110,712

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Metals (continued)
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(d)	Baa1	9.000%	05/01/19	$2,785	$3,095,539
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(d)	Ba3	9.750%	05/15/14	1,400	1,449,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(d)	Ba3	10.250%	05/15/16	500	523,750
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(d)	Ba3	10.750%	05/15/19	1,800	1,935,000
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	7.000%	02/01/18	2,000	1,737,474
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	3,430	3,379,857

					15,587,582

Non-Captive Finance — 1.6%
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	1,300	1,408,369
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, MTN(a)(b)	Baa2	2.683%	02/15/12	1,530	1,330,675
General Electric Capital Australia Funding Pty Ltd. (Australia), Gtd. Notes, MTN	Aa2	6.000%	04/15/15	AUD4,440	3,007,783
Nelnet, Inc., Sub. Notes(a)	Ba2	7.400%	09/29/36	6,500	3,599,980
Preferred Term Securities X, Sr. Sec’d. Notes, 144A(a)	A2	1.946%	07/03/33	3,227	1,226,242
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	Ba1	5.050%	11/14/14	4,150	3,210,855
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	6,170	5,278,343

					19,062,247

Non-Corporate Foreign Agency — 1.8%
Credit Suisse First Boston International for CJAC (The) (United Kingdom), Sec’d. Notes, 144A	B1	6.800%	10/04/12	1,400	1,061,060
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN	A1	6.850%	07/02/37	5,930	4,241,729
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A1	6.850%	07/02/37	1,450	964,250
Gazprom International SA (Luxembourg), Gtd. Notes	BBB+(c)	7.201%	02/01/20	1,803	1,694,381
Gazstream SA For Gazprom OAO (Luxembourg), Gtd. Notes, 144A	Baa1	5.625%	07/22/13	840	812,321
National Power Corp. (Philippines), Gtd. Notes., 144A(a)	BB-(c)	4.911%	08/23/11	1,530	1,530,000
Pemex Project Funding Master Trust, Gtd. Notes, 144A(a)	Baa1	2.931%	10/15/09	3,190	3,190,000
Petronas Capital Ltd. (Malaysia), Gtd. Notes, 144A	A1	7.000%	05/22/12	7,300	8,058,404

					21,552,145

Paper — 0.6%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.125%	05/15/11	2,320	2,320,000
Graphic Packaging International, Inc., Gtd. Notes	B3	8.500%	08/15/11	1,294	1,281,060
Graphic Packaging International, Inc., Gtd. Notes, 144A(d)	B3	9.500%	06/15/17	1,750	1,723,750
Norampac Industries, Inc. (Canada), Gtd. Notes	Ba3	6.750%	06/01/13	1,400	1,197,000

					6,521,810

Pipelines & Other — 0.4%
Energy Transfer Partners, LP, Sr. Unsec’d. Notes	Baa3	7.500%	07/01/38	1,945	2,042,514
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,374,743

					4,417,257

Railroads — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	1,700	1,761,812
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.750%	11/15/17	1,450	1,461,636

					3,223,448

Real Estate Investment Trusts — 0.7%
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,090,592
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	6.750%	08/15/19	1,545	1,391,892
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	5.300%	05/30/13	3,400	3,287,691
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	10.350%	04/01/19	1,685	1,914,554

					8,684,729

Retailers — 0.7%
CVS/Caremark Corp., Sr. Unsec’d. Notes(d)	Baa2	6.250%	06/01/27	3,020	3,065,418
Gamestop Corp./Gamestop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	2,500	2,518,750
Target Corp., Sr. Unsec’d. Notes	A2	6.500%	10/15/37	800	809,244

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Retailers (continued)
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	$1,870	$1,993,134

					8,386,546

Structured Notes — 1.4%
Dow Jones CDX North America High Yield, Pass-thru Certs., 144A
Ser. 5-T3	Caa3	8.250%	12/29/10	7,488	7,600,396
Ser. 6-T1(d)	Caa3	8.625%	06/29/11	8,668	8,733,010

					16,333,406

Technology — 1.5%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	4,785	4,689,300
Cisco Systems, Inc., Notes	A1	5.900%	02/15/39	2,600	2,560,467
FISERV, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,600	1,660,795
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	07/15/10	480	470,400
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	121	121,810
Oracle Corp., Sr. Unsec’d. Notes	A2	3.750%	07/08/14	1,750	1,750,000
Oracle Corp., Sr. Unsec’d. Notes	A2	6.125%	07/08/39	2,800	2,781,352
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,410,988
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	867,619

					17,312,731

Telecommunications — 3.0%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	1,200	1,207,500
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	5.800%	02/15/19	1,900	1,929,083
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	328	363,640
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	9,000	8,789,328
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	2,100	1,984,500
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	1,810	2,026,444
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	3,825	4,661,948
Qwest Corp., Sr. Unsec’d. Notes, 144A	Ba1	8.375%	05/01/16	1,100	1,061,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	3,300	3,324,750
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%	01/30/11	2,000	1,977,500
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.875%	10/01/10	3,400	3,434,469
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	5,541
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	900	936,262
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	8.500%	11/15/18	3,185	3,806,371

					35,508,836

Tobacco — 0.9%
Altria Group, Inc., Gtd. Notes(d)	Baa1	9.250%	08/06/19	1,480	1,661,908
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	345	395,524
Altria Group, Inc., Gtd. Notes(d)(i)	Baa1	9.950%	11/10/38	5,055	5,835,108
Lorillard Tobacco Co., Sr. Notes	Baa2	8.125%	06/23/19	2,075	2,147,137

					10,039,677

TOTAL CORPORATE BONDS (cost $454,220,929)					434,382,995

FOREIGN GOVERNMENT SECURITIES — 1.6%
Government of Hungary (Hungary), Ser. 15/A	Baa1	8.000%	02/12/15	HUF693,400	3,289,122
Government of Jamaica (Jamaica)	B2	11.000%	07/27/12	EUR995	1,367,928
Peru Government International Bond (Cayman Islands), Sr. Sec’d. Notes, 144A(h)	Ba1	zero	05/31/18	1,713	1,199,436
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	1,295	1,463,350
Republic of Poland (Poland), Ser. 1015	A2	6.250%	10/24/15	PLN 9,910	3,160,566
Republic of Uruguay (Uruguay)	Ba3	7.250%	02/15/11	660	693,000
Russia Government International Bond (Russia), 144A(d)	Baa1	8.250%	03/31/10	1,154	1,176,627
South Africa Government International Bond (South Africa)	Baa1	7.375%	04/25/12	600	642,750
Ukraine Government International Bond (Ukraine), 144A(a)(d)	B2	5.151%	08/05/09	1,500	1,464,590
United Mexican States (Mexico)	Baa1	7.500%	01/14/12	4,250	4,692,000

TOTAL FOREIGN GOVERNMENT SECURITIES (cost $20,003,365)					19,149,369

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

MUNICIPAL BONDS — 0.7%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

New Jersey State Turnpike Authority	A3	7.414%	01/01/40	$2,050	$2,430,644
State of California(d)	Baa1	7.550%	04/01/39	5,750	5,255,040

TOTAL MUNICIPAL BONDS (cost $7,685,930)					7,685,684

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Baa2	3.239%	10/25/31	725	406,410
Ser. 2003-AR3, Class M6(a)(b)	Ba3	5.939%	10/25/33	1,600	218,073
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(a)	CCC(c)	1.664%	10/25/32	134	10,664
Argent Securities, Inc., Ser. 2003-W2, Class M4(a)	Baa1	5.939%	09/25/33	2,400	1,038,487
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Aa2	1.014%	08/25/33	2,592	1,379,250
Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1(a)	Aa3	1.564%	06/15/33	2,151	1,245,839
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	Ca	3.689%	03/25/33	348	26,129
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	A3	1.394%	11/25/34	597	343,647
Countrywide Asset-Backed Certificates, Ser. 2004-12, Class MV3(a)	Aa3	0.974%	03/25/35	2,670	1,012,693
CS First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	B2	2.564%	08/25/32	168	18,720
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,695	1,142,783
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	A1	0.794%	09/25/35	3,600	1,683,709
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF6, Class M2(a)	A1	0.754%	05/25/36	2,575	156,452
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.364%	12/25/33	402	201,725
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class A1(a)	Aaa	0.465%	03/20/36	369	257,817
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class A2(a)	Aaa	0.495%	03/20/36	449	294,507
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Caa2	0.614%	03/25/36	3,200	744,197
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	B3	3.464%	11/25/32	174	28,890
Ser. 2003-HE1, Class M1(a)	Aa2	1.514%	05/25/33	2,187	1,431,927
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.824%	02/25/35	3,680	1,771,467
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)(b)	Aa3	1.114%	12/25/34	1,829	1,487,088
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221%	02/25/34	1,000	522,257
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Aaa	1.439%	12/25/32	989	659,524
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1(a)	Caa1	0.714%	11/25/35	2,000	101,852
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)(b)	B(c)	3.314%	07/25/32	1,345	510,051

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $36,425,093)					16,694,158

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Federal Farm Credit Bank (cost $581,056)(d)		4.875%	01/17/17	580	617,272

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 28.1%
Federal Home Loan Mortgage Corporation		4.500%	02/01/19-07/01/19	11,669	12,009,648
Federal Home Loan Mortgage Corporation		5.000%	07/01/19-05/01/34	5,924	6,137,510
Federal Home Loan Mortgage Corporation		5.500%	10/01/33-01/01/38	13,535	14,025,586
Federal Home Loan Mortgage Corporation		5.500%	TBA 30 YR	23,000	23,654,074
Federal Home Loan Mortgage Corporation		6.000%	11/01/33-06/01/34	5,156	5,416,284

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal Home Loan Mortgage Corporation	6.000%	TBA 30 YR	$10,000	$10,434,380
Federal Home Loan Mortgage Corporation	6.500%	07/01/32-09/01/32	2,396	2,568,676
Federal Home Loan Mortgage Corporation	7.000%	10/01/32-11/01/33	4,278	4,635,763
Federal National Mortgage Association	4.000%	05/01/19-06/01/19	5,612	5,717,591
Federal National Mortgage Association	4.500%	06/01/18-02/01/35	18,157	18,603,156
Federal National Mortgage Association	4.500%	TBA 30 YR	11,000	10,934,682
Federal National Mortgage Association	5.000%	01/01/19-05/01/38	16,181	16,681,125
Federal National Mortgage Association(a)	5.202%	10/01/37	9,269	9,638,492
Federal National Mortgage Association(a)	5.339%	01/01/36	2,478	2,581,721
Federal National Mortgage Association	5.500%	12/01/16-01/01/38	64,023	66,482,409
Federal National Mortgage Association	5.500%	TBA 30 YR	14,500	14,966,726
Federal National Mortgage Association(a)	5.901%	06/01/37	2,935	3,090,638
Federal National Mortgage Association	6.000%	09/01/17-03/01/38	25,423	26,759,137
Federal National Mortgage Association	6.000%	TBA 30 YR	12,500	13,062,500
Federal National Mortgage Association(a)	6.039%	09/01/37	8,382	8,849,032
Federal National Mortgage Association	6.500%	11/01/09-10/01/37	18,978	20,275,831
Federal National Mortgage Association	7.000%	05/01/32-06/01/32	423	463,216
Government National Mortgage Association	5.500%	01/15/33-01/20/39	11,447	11,867,449
Government National Mortgage Association	5.500%	TBA 30 YR	2,000	2,065,000
Government National Mortgage Association	6.000%	12/15/32-11/15/34	7,214	7,546,338
Government National Mortgage Association	6.000%	TBA 30 YR	5,000	5,207,810
Government National Mortgage Association	6.500%	09/15/32-11/15/33	4,394	4,708,632
Government National Mortgage Association	7.500%	10/15/25-02/15/26	144	157,504

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $319,382,355)				328,540,910

U.S. GOVERNMENT TREASURY SECURITIES — 1.7%
U.S. Treasury Bond	3.500%	02/15/39	354	306,100
U.S. Treasury Bond	4.250%	05/15/39	340	336,546
U.S. Treasury Note	2.625%	06/30/14	6,255	6,274,578
U.S. Treasury Note	3.125%	05/15/19	90	87,047
U.S. Treasury Note	3.250%	06/30/16	5,220	5,238,759
U.S. Treasury Strip Principal(d)(h)	5.850%	11/15/21	8,545	4,955,886
U.S. Treasury Strip Principal(d)(h)(i)	7.140%	08/15/29	6,960	2,830,869

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $20,660,107)				20,029,785

TOTAL LONG-TERM INVESTMENTS (cost $1,102,735,872)				1,067,900,495

			Shares
SHORT-TERM INVESTMENTS — 20.6%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund — Short-Term Bond Series(j) (cost $164,700,711)			16,649,530	130,365,820
Dryden Core Investment Fund — Taxable Money Market Series(j)(k) (cost $111,131,098; includes $75,946,538 of cash collateral received for securities on loan)			111,131,098	111,131,098

TOTAL SHORT-TERM INVESTMENTS (cost $275,831,809)				241,496,918

TOTAL INVESTMENTS (l) — 112.0% (cost $1,378,567,681)				1,309,397,413
LIABILITIES IN EXCESS OF OTHER ASSETS(m) (12.0)%				(140,529,013)

NET ASSETS — 100.0%				$1,168,868,400

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating

(d)	All or a portion of security is on loan. The aggregate market value of such securities is $74,081,735; cash collateral of $75,946,538 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,104,093. The aggregate value of $3,389,568 is approximately 0.3% of net assets.

(g)	Security segregated as collateral for futures contracts.

(h)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(i)	Security segregated as collateral for swap contracts.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	As of June 30, 2009, 1 security representing $510,051 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
327	2 Yr. U.S. Treasury Notes	Sep. 2009	$70,324,527	$70,703,531	$379,004
175	5 Yr. U.S. Treasury Notes	Sep. 2009	19,835,192	20,075,781	240,589
11	10 Yr. Euro Bonds	Sep. 2009	1,840,178	1,868,440	28,262
437	10 Yr. U.S. Treasury Notes	Sep. 2009	50,087,637	50,808,078	720,441
261	30 Yr. U.S. Treasury Bonds	Sep. 2009	29,820,477	30,891,797	1,071,320

					2,439,616

Short Position:
20	10 Yr. Australian Bonds	Sep. 2009	1,660,976	1,672,954	(11,978)

					$2,427,638

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009

Purchase Contracts:	Counterparty	Notional Amount (000)	Payable at Statement Date	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
British Pound, expiring 7/27/09	Deutsche Bank Securities Corp.	GBP323	$532,846	$ 531,498	$(1,348)
Canadian Dollar, expiring 7/17/09	Deutsche Bank Securities Corp.	CAD 682	601,439	586,161	(15,278)
New Zealand Dollar, expiring 7/21/09	JPMorgan Chase & Co.	NZD1,915	1,195,047	1,234,157	39,110
Norwegian Krone, expiring 7/23/09	UBS Securities LLC	NOK 7,541	1,180,660	1,172,040	(8,620)
Swedish Krona, expiring 7/23/09	Deutche Bank Securities Corp.	SEK8,807	1,117,389	1,141,469	24,080

					$37,944

Sales Contracts:	Counterparty	Notional Amount(000)	Payable at Statement Date	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Australian Dollar, expiring 7/21/09	Deutsche Bank Securities Corp.	AUD 1,781	$1,399,951	$1,432,421	$(32,470)
Canadian Dollar, expiring 7/17/09	UBS Securities LLC	CAD 664	579,500	570,545	8,955
Euro, expiring 7/27/09	UBS Securities LLC	EUR 425	595,895	595,725	170
Hungarian Forint, expiring 7/23/09	UBS Securities LLC	HUF 476,136	2,354,813	2,440,806	(85,993)
Polish Zloty, expiring 7/23/09	UBS Securities LLC	PLN 8,451	2,594,423	2,658,236	(63,813)

					(173,151)

					$(135,207)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/17/2014	$12,000	3.19%	3 month LIBOR	$140,299
Morgan Stanley Capital Services, Inc.(b)	6/17/2011	14,500	1.67%	3 month LIBOR	(51,552)
Morgan Stanley Capital Services, Inc.(b)	6/17/2019	3,350	4.03%	3 month LIBOR	(83,105)

					$5,642

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding as of June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues-Buy Protection(1):
Morgan Stanley Capital Services, Inc.	6/20/2013	$3,700	1.65%	Itraxx Euro zero, due 06/20/2013	$(76,594)	$(135,048)	$58,454
Deutsche Bank, AG	3/20/2014	980	7.05%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/2012	(131,846)	—	(131,846)
Citibank, N.A.	6/20/2014	5,000	0.70%	United Parcel Service, Inc. 7.62%, due 04/1/2030	(63,717)	—	(63,717)
Citibank, N.A.	6/20/2014	4,800	1.00%	Viacom, Inc. 4.825%, due 05/15/2018	373,158	375,126	(1,968)
Barclays Bank PLC	3/20/2014	3,000	5.00%	Cooper Tire & Rubber Co. 7.625%, due 03/15/2027	231,548	700,971	(469,423)
Goldman Sachs International, Inc.	3/20/2014	3,400	6.60%	Simon Propery Group L.P. 5.25%, due 12/01/2016	(605,120)	—	(605,120)
Goldman Sachs International, Inc.	3/20/2014	3,400	0.70%	Duke Energy Corp. 5.65%, due 06/15/2013	(30,484)	—	(30,484)
JPMorgan Chanse Bank	6/20/2016	3,400	1.50%	Embarq Holdings Co. LLC 7.082%, due 06/01/2016	(85,342)	—	(85,342)
JPMorgan Chanse Bank	6/20/2014	4,150	5.00%	SLM Corp. 5.125%, due 08/27/2012	412,248	805,344	(393,096)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	9/20/2016	$1,000	1.73%	Tyson Foods, Inc. 6.6%, due 04/01/16	$13,758	$—	$13,758
Deutsche Bank, AG	3/20/2018	3,700	3.70%	American International Group, Inc. 5.85%, due 01/16/2018	1,254,830	—	1,254,830
Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, due 03/25/36	934,305	—	934,305

					$2,226,744	$1,746,393	$480,351

Counterparty	Termination Date	Implied Credit Spread at June 30, 2009(4)	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Credit default swaps on Corporate Issues — Sell Protections(2):
Deutsche Bank, AG	3/20/2010	3.59%	$2,500	5.00%	Arcelor Mittal Co. 6.125%, due 06/01/2018	$28,890	$(115,761)	$144,651

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Credit default swaps on Asset-Backed Issues — Sell Protections(2):
Merrill Lynch Capital Services, Inc.	3/25/2036	$1,000	9.00%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, due 03/25/2036	$(906,647)	$—	$(906,647)

The Portfolio entered into credit default swaps as the protection seller on corporate issues and asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$44,109,744	$—
Bank Loans	—	36,000,941	—
Commercial Mortgage-Backed Securities	—	160,689,637	—
Corporate Bonds	—	434,382,995	—
Foreign Government Securities	—	19,149,369	—
Municipal Bonds	—	7,685,684	—
Residential Mortgage-Backed Securities	—	16,184,107	510,051
U.S. Government Mortgage-Backed Securities	—	328,540,910	—
U.S. Government Agency Obligation	—	617,272	—
U.S. Government Treasury Securities	—	20,029,785	—
Affiliated Mutual Funds	241,496,918	—	—

	241,496,918	1,067,390,444	510,051
Other Financial Instruments*	2,427,638	(438,868)	27,658

Total	$243,924,556	$1,066,951,576	$537,709

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Other Financial Instruments*
Balance as of 12/31/08	$2,023,560	$2,641,021
Realized gain (loss)	(1,642,574)	—	**
Change in unrealized appreciation (depreciation)	506,536	(2,613,363)
Earned amortization/accretion	2,287	—
Net purchases (sales)	(959,220)	—
Transfers in and/or out of Level 3	579,462	—

Balance as of 6/30/09	$510,051	$27,658

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $2,585,862.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

U.S. Government Mortgage-Backed Securities	28.1%
Affiliated Mutual Fund (including 6.5% of collateral received for securities on loan)	20.6
Commercial Mortgage-Backed Securities	13.7
Banking	6.0
Health Care & Pharmaceutical	4.0
Asset-Backed Securities	3.8
Electric	3.6
Telecommunications	3.0
Technology	2.1
Non-Corporate Foreign Agency	1.8
Energy – Other	1.7
U.S. Government Treasury Securities	1.7
Non-Captive Finance	1.6
Foreign Government Securities	1.6
Residential Mortgage-Backed Securities	1.4
Structured Notes	1.4
Insurance	1.3
Metals	1.3
Airlines	1.2
Cable	1.2
Capital Goods	1.2
Foods	1.1
Media & Entertainment	1.0
Health Care Insurance	0.9
Tobacco	0.9
Chemicals	0.7
Municipal Bonds	0.7
Paper	0.7
Real Estate Investment Trusts	0.7
Retailers	0.7
Pipelines & Other	0.5
Energy – Integrated	0.4
Railroads	0.3
Aerospace/Defense	0.2
Building Materials & Construction	0.2
Gaming	0.2
Lodging	0.2
Automotive	0.1
Consumer	0.1
U.S. Government Agency Obligation	0.1

112.0
Liabilities in excess of other assets	(12.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$1,881,441		Premium received for swap agreements	$250,809
Credit contracts	Unrealized appreciation on swaps	2,405,998		Unrealized depreciation on swaps	2,687,643
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	72,315		Unrealized depreciation on forward foreign currency exchange contracts	207,522
Interest rate contracts	Due to broker–variation margin	2,439,616	*	Due from broker–variation margin	11,978	*
Interest rate contracts	Unrealized appreciation on swaps	140,299		Unrealized depreciation on swaps	134,657

Total		$6,939,669			$3,292,609

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Contracts	Swaps	Purchased Options	Written Options	Total
Credit contracts	$—	$—	$2,853,535	$—	$—	$2,853,535
Foreign exchange contracts	—	320,675	—	—	—	320,675
Interest rate contracts	(115,761)	—	1,434,637	(187,350)	79,190	1,210,716

Total	$(115,761)	$320,675	$4,288,172	$(187,350)	$79,190	$4,384,926

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Contracts	Swaps	Total
Credit contracts	$—	$—	$(1,632,223)	$(1,632,223)
Foreign exchange contracts	—	(306,114)	—	(306,114)
Interest rate contracts	(4,097,399)	—	265,337	(3,832,062)

Total	$(4,097,399)	$(306,114)	$(1,366,886)	$(5,770,399)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $74,081,735:
Unaffiliated investments (cost $1,102,735,872)	$1,067,900,495
Affiliated investments (cost $275,831,809)	241,496,918
Cash	19,539
Receivable for investments sold	132,486,368
Interest receivable	9,791,326
Unrealized appreciation on swaps	2,546,297
Premium paid for swaps agreements	1,881,441
Receivable for Series shares sold	133,610
Unrealized appreciation on forward foreign currency exchange contracts	72,315
Prepaid expenses	2,604

Total Assets	1,456,330,913

LIABILITIES
Payable for investments purchased	207,190,672
Collateral for securities on loan	75,946,538
Unrealized depreciation on swaps	2,822,300
Management fee payable	379,125
Accrued expenses and other liabilities	253,601
Premium received for swaps agreements	250,809
Unrealized depreciation on forward foreign currency exchange contracts	207,522
Due to broker-variation margin	204,642
Payable for Series shares repurchased	200,292
Deferred trustees’ fees	6,417
Affiliated transfer agent fee payable	595

Total Liabilities	287,462,513

NET ASSETS	$1,168,868,400

Net assets were comprised of:
Paid-in capital	$1,238,387,830
Retained earnings	(69,519,430)

Net assets, June 30, 2009	$1,168,868,400

Net asset value and redemption price per share, $1,168,868,400 / 113,885,951 outstanding shares of beneficial interest	$10.26

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Interest	$26,388,238
Affiliated dividend income	1,612,121
Affiliated income from securities loaned, net	145,108

28,145,467

EXPENSES
Management fee	2,240,666
Custodian’s fees and expenses	135,000
Shareholders’ reports	83,000
Audit fee	16,000
Insurance expenses	12,000
Trustees’ fees	11,000
Commitment fee on syndicated credit agreement	5,000
Legal fees and expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Miscellaneous	6,161

Total expenses	2,518,827

NET INVESTMENT INCOME	25,626,640

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(72,467))	(10,094,631)
Futures transactions	(115,761)
Swap transactions	4,288,172
Foreign currency transactions	1,000,752
Written option transactions	79,190

(4,842,278)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $7,895,307)	75,803,894
Futures	(4,097,399)
Swaps	(1,366,886)
Foreign currencies	(269,613)

70,069,996

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	65,227,718

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,854,358

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$25,626,640	$60,447,814
Net realized gain (loss) on investment, swap and foreign currency transactions	(4,842,278)	20,953,008
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	70,069,996	(123,991,687)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,854,358	(42,590,865)

DISTRIBUTIONS	(47,645,414)	(72,614,494)

SERIES SHARE TRANSACTIONS:
Series shares sold [742,937 and 9,801,318 shares, respectively]	7,442,157	102,899,591
Series shares issued in reinvestment of distributions [4,772,531 and 7,018,378 shares, respectively]	47,645,414	72,614,494
Series shares repurchased [6,430,061 and 13,831,055 shares, respectively]	(64,263,827)	(143,763,704)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(9,176,256)	31,750,381

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,032,688	(83,454,978)
NET ASSETS:
Beginning of period	1,134,835,712	1,218,290,690

End of period	$1,168,868,400	$1,134,835,712

SEE NOTES TO FINANCIAL STATEMENTS.

A40

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS	Shares	Value (Note 2)

Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.(a)	589,700	$19,660,598

Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)*(a)	1,178,700	13,272,162

Beverages — 1.6%
PepsiCo, Inc.	754,058	41,443,028

Biotechnology — 3.3%
Celgene Corp.*(a)	624,620	29,881,821
Gilead Sciences, Inc.*(a)	1,247,700	58,442,268

		88,324,089

Capital Markets — 6.5%
Bank of New York Mellon Corp. (The)	814,878	23,884,074
Charles Schwab Corp. (The)	1,344,230	23,577,794
Goldman Sachs Group, Inc. (The)(a)	558,831	82,394,043
Morgan Stanley(a)	889,600	25,362,496
TD Ameritrade Holding Corp.*(a)	1,000,100	17,541,754

		172,760,161

Chemicals — 1.8%
Dow Chemical Co. (The)	1,488,400	24,022,776
Monsanto Co.	303,850	22,588,209

		46,610,985

Commercial Banks — 0.6%
KeyCorp(a)	2,941,500	15,413,460

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	925,500	26,062,080

Communications Equipment — 5.2%
Cisco Systems, Inc.*	1,549,069	28,874,646
QUALCOMM, Inc.	1,533,170	69,299,284
Research In Motion Ltd. (Canada)*(a)	578,900	41,130,845

		139,304,775

Computers & Peripherals — 4.2%
Apple, Inc.*	352,266	50,173,246
Hewlett-Packard Co.	764,460	29,546,379
International Business Machines Corp.(a)	313,500	32,735,670

		112,455,295

Consumer Finance — 1.5%
SLM Corp.*(a)	3,762,200	38,637,794

Diversified Consumer Services — 2.4%
Career Education Corp.*(a)	1,229,200	30,594,788
H&R Block, Inc.	1,981,200	34,136,076

		64,730,864

Diversified Financial Services — 1.0%
Bank of America Corp.	1,972,400	26,035,680

Electric Utilities — 0.3%
American Electric Power Co., Inc.	289,200	8,354,988

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Electrical Equipment — 0.9%
First Solar, Inc.*(a)	150,900	$24,463,908

Energy Equipment & Services — 1.4%
National Oilwell Varco, Inc.*	584,090	19,076,379
Weatherford International Ltd. (Switzerland)*(a)	879,700	17,206,932

		36,283,311

Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	415,500	18,988,350
CVS Caremark Corp.	1,163,000	37,064,810
Kroger Co. (The)	1,420,500	31,322,025
Wal-Mart Stores, Inc.	492,562	23,859,703

		111,234,888

Food Products — 3.4%
Cadbury PLC (United Kingdom)	771,400	6,593,684
Cadbury PLC, ADR (United Kingdom)(a)	917,842	31,573,765
ConAgra Foods, Inc.	1,607,700	30,642,762
Tyson Foods, Inc. (Class A Stock)(a)	1,722,900	21,725,769

		90,535,980

Healthcare Equipment & Supplies — 2.8%
Alcon, Inc. (Switzerland)	346,600	40,247,192
Baxter International, Inc.	656,800	34,784,128

		75,031,320

Healthcare Providers & Services — 4.2%
Aetna, Inc.	707,800	17,730,390
Medco Health Solutions, Inc.*	828,700	37,797,007
Omnicare, Inc.(a)	1,116,000	28,748,160
WellPoint, Inc.*	560,900	28,544,201

		112,819,758

Household Products — 2.1%
Colgate-Palmolive Co.(a)	346,600	24,518,484
Kimberly-Clark Corp.	573,031	30,044,015

		54,562,499

Independent Power Producers & Energy Traders — 1.4%
NRG Energy, Inc.*(a)	1,469,800	38,156,008

Industrial Conglomerates — 0.1%
Johnson Controls, Inc.	94,300	2,048,196

Insurance — 1.1%
Travelers Cos., Inc. (The)	464,400	19,058,976
XL Capital Ltd. (Class A Stock) (Cayman Islands)(a)	950,400	10,891,584

		29,950,560

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*(a)	682,900	57,131,414

Internet Software & Services — 4.4%
Baidu, Inc., ADR (China)*	53,500	16,108,315
Google, Inc. (Class A Stock)*	172,400	72,682,116
IAC/InterActiveCorp*	1,824,050	29,276,002

		118,066,433

SEE NOTES TO FINANCIAL STATEMENTS.

A41

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)

IT Services — 2.8%
MasterCard, Inc. (Class A Stock)(a)	159,800	$26,736,138
Visa, Inc. (Class A Stock)(a)	768,530	47,848,678

		74,584,816

Media — 4.0%
Comcast Corp. (Class A Stock)	1,939,120	28,097,849
Discovery Communications, Inc. (Class A Stock)*	1,175,100	26,498,505
Liberty Global, Inc. (Class C Stock)*(a)	1,540,650	24,357,677
Walt Disney Co. (The)	1,178,180	27,486,939

		106,440,970

Metals & Mining — 2.7%
Freeport-McMoRan Copper & Gold, Inc.	760,260	38,096,629
Kinross Gold Corp. (Canada)(a)	1,846,600	33,515,790

		71,612,419

Multi-Line Retail — 0.9%
Kohl’s Corp.*(a)	533,800	22,819,950

Multi-Utilities — 1.2%
Sempra Energy	629,986	31,266,205

Oil, Gas & Consumable Fuels — 13.8%
Apache Corp.	276,000	19,913,400
Canadian Natural Resources Ltd. (Canada)(a)	469,500	24,644,055
EOG Resources, Inc.	342,900	23,289,768
Noble Energy, Inc.	307,100	18,109,687
Occidental Petroleum Corp.	1,125,400	74,062,574
Petroleo Brasileiro SA, ADR (Brazil)(a)	1,659,100	67,989,918
Southwestern Energy Co.*	601,400	23,364,390
Suncor Energy, Inc. (XNYS) (Canada)(a)	966,800	29,332,712
Suncor Energy, Inc. (XTSE) (Canada)	916,314	27,864,013
Williams Cos., Inc.	1,736,100	27,100,521
XTO Energy, Inc.	815,500	31,103,170

		366,774,208

Pharmaceuticals — 3.9%
Abbott Laboratories	446,905	21,022,411
Shire PLC, ADR (United Kingdom)(a)	991,700	41,135,716
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	847,900	41,835,386

		103,993,513

Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.(a)	1,612,600	17,690,222
Intel Corp.	1,959,100	32,423,105

		50,113,327

Software — 5.4%
Adobe Systems, Inc.*(a)	1,252,000	35,431,600
CA, Inc.(a)	1,953,100	34,042,533
Check Point Software Technologies Ltd. (Israel)*(a)	748,800	17,574,336

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Software (continued)
Oracle Corp.	994,600	$21,304,332
Symantec Corp.*(a)	2,312,100	35,976,276

		144,329,077

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc. (Class B Stock)	505,630	26,181,521

Wireless Telecommunication Services — 1.5%
NII Holdings, Inc.*(a)	2,152,900	41,055,803

TOTAL LONG-TERM INVESTMENTS (cost $2,335,077,071)		2,602,522,043

SHORT-TERM INVESTMENT — 18.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund —Taxable Money Market Series (cost $484,426,631; includes $458,550,544 of cash collateral for securities on loan)(b)(w)(Note 4)	484,426,631	484,426,631

TOTAL INVESTMENTS(o) — 116.0% (cost $2,819,503,702)		3,086,948,674
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.0)%		(425,675,027)

NET ASSETS — 100.0%		$2,661,273,647

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
XNYS	New York Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $445,613,780; cash collateral of $458,550,544 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2009, one security representing $6,593,684 and 0.2% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,595,928,359	$6,593,684	$—
Affiliated Money Market Mutual Fund	484,426,631	—	—

	3,080,354,990	6,593,684	—
Other Financial Instruments*	—	—	—

Total	$3,080,354,990	$6,593,684	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (17.2% represents investments purchased with collateral from securities on loan)	18.2%
Oil, Gas & Consumable Fuels	13.8
Capital Markets	6.5
Software	5.4
Communications Equipment	5.2
Internet Software & Services	4.4
Healthcare Providers & Services	4.2
Computers & Peripherals	4.2
Food & Staples Retailing	4.2
Media	4.0
Pharmaceuticals	3.9
Food Products	3.4
Biotechnology	3.3
Healthcare Equipment & Supplies	2.8
IT Services	2.8
Metals & Mining	2.7
Diversified Consumer Services	2.4
Internet & Catalog Retail	2.1
Household Products	2.1
Semiconductors & Semiconductor Equipment	1.9
Chemicals	1.8
Beverages	1.6
Wireless Telecommunication Services	1.5
Consumer Finance	1.5
Independent Power Producers & Energy Traders	1.4
Energy Equipment & Services	1.4
Multi-Utilities	1.2
Insurance	1.1
Textiles, Apparel & Luxury Goods	1.0
Commercial Services & Supplies	1.0
Diversified Financial Services	1.0
Electrical Equipment	0.9
Multi-Line Retail	0.9
Air Freight & Logistics	0.7
Commercial Banks	0.6
Auto Components	0.5
Electric Utilities	0.3
Industrial Conglomerates	0.1

116.0
Liabilities in excess of other assets	(16.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A43

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value, including securities on loan of $445,613,780:
Unaffiliated investments (cost $2,335,077,071)	$2,602,522,043
Affiliated investments (cost $484,426,631)	484,426,631
Cash	9,780,543
Receivable for investments sold	28,232,399
Dividends and interest receivable	2,881,437
Receivable for Series shares sold	123,840
Prepaid expenses	5,240

Total Assets	3,127,972,133

LIABILITIES
Collateral for securities on loan	458,550,544
Payable for investments purchased	6,330,164
Management fee payable	989,226
Accrued expenses and other liabilities	431,565
Payable for Series shares repurchased	394,566
Deferred trustees’ fees	1,673
Affiliated transfer agent fee payable	595
Administration fee payable	84
Distribution fee payable	69

Total Liabilities	466,698,486

NET ASSETS	$2,661,273,647

Net assets were comprised of:
Paid-in capital	$3,335,262,272
Retained earnings	(673,988,625)

Net assets, June 30, 2009	$2,661,273,647

Class I:
Net asset value and redemption price per share, $2,660,952,514 / 148,060,585 outstanding shares of beneficial interest	$17.97

Class II:
Net asset value and redemption price per share, $321,133 / 17,704 outstanding shares of beneficial interest	$18.14

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $655,919 foreign withholding tax)	$20,529,469
Affiliated income from securities lending, net	949,823
Affiliated dividend income	312,309

21,791,601

EXPENSES
Management fee	5,463,391
Distribution fee—Class II	410
Administration fee—Class II	246
Custodian’s fees and expenses	216,000
Shareholders’ reports	161,000
Insurance expenses	31,000
Trustees’ fees	25,000
Commitment fee on syndicated credit agreement	12,000
Audit fee	10,000
Legal fees and expenses	10,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Miscellaneous	6,427

Total expenses	5,940,474

NET INVESTMENT INCOME	15,851,127

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(459,949,111)
Foreign currency transactions	(104,683)

(460,053,794)

Net change in unrealized appreciation (depreciation) on:
Investments	713,084,821
Foreign currencies	(11,885)

713,072,936

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	253,019,142

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$268,870,269

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$15,851,127	$43,413,611
Net realized loss on investment and foreign currency transactions	(460,053,794)	(413,360,852)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	713,072,936	(1,236,215,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	268,870,269	(1,606,162,694)

DISTRIBUTIONS
Class I	(43,394,722)	(436,963,357)
Class II	(3,037)	(63,526)

TOTAL DISTRIBUTIONS	(43,397,759)	(437,026,883)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	10,906,665	31,235,697
Series shares issued in reinvestment of distributions	43,397,759	437,026,883
Series shares repurchased	(139,858,997)	(328,918,685)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(85,554,573)	139,343,895

TOTAL INCREASE (DECREASE) IN NET ASSETS	139,917,937	(1,903,845,682)
NET ASSETS:
Beginning of period	2,521,355,710	4,425,201,392

End of period	$2,661,273,647	$2,521,355,710

SEE NOTES TO FINANCIAL STATEMENTS.

A44

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS - 92.6%
COMMON STOCKS — 59.1%	Shares	Value (Note 2)

Aerospace & Defense — 1.7%
American Science & Engineering, Inc.	5,400	$373,248
Applied Signal Technology, Inc.	6,700	170,917
General Dynamics Corp.	73,600	4,076,704
L-3 Communications Holdings, Inc.	72,600	5,036,988
Lockheed Martin Corp.	104,900	8,460,185
Northrop Grumman Corp.	221,700	10,127,256
Raytheon Co.	244,700	10,872,021
United Technologies Corp.	84,500	4,390,620

		43,507,939

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	59,600	3,108,140
United Parcel Service, Inc. (Class B Stock)	95,500	4,774,045

		7,882,185

Airlines
Allegiant Travel Co. (Class A Stock)(a)(b)	19,500	772,980

Auto Components — 0.2%
Johnson Controls, Inc.	186,400	4,048,608

Beverages — 1.6%
Coca-Cola Co. (The)(a)	412,400	19,791,076
Constellation Brands, Inc. (Class A Stock)(b)	41,400	524,952
Dr. Pepper Snapple Group, Inc.(b)	117,600	2,491,944
PepsiCo, Inc.	335,320	18,429,187

		41,237,159

Biotechnology — 0.6%
Amgen, Inc.(b)	102,808	5,442,656
Biogen Idec, Inc.(b)	186,300	8,411,445
Cephalon, Inc.(a)(b)	4,100	232,265
Gilead Sciences, Inc.(a)(b)	29,200	1,367,728
Isis Pharmaceuticals, Inc.(a)(b)	61,100	1,008,150

		16,462,244

Capital Markets — 2.2%
Ameriprise Financial, Inc.	259,300	6,293,211
Apollo Investment Corp.	119,200	715,200
Bank of New York Mellon Corp. (The)	249,800	7,321,638
Charles Schwab Corp. (The)	526,400	9,233,056
Franklin Resources, Inc.	25,300	1,821,853
Goldman Sachs Group, Inc. (The)	121,200	17,869,728
Morgan Stanley(a)	264,990	7,554,865
OptionsXpress Holdings, Inc.	60,300	936,459
Riskmetrics Group, Inc.(b)	11,100	196,026
T. Rowe Price Group, Inc.(a)	69,100	2,879,397
TD Ameritrade Holding Corp.(b)	82,700	1,450,558

		56,271,991

Chemicals — 0.7%
Air Products & Chemicals, Inc.	19,300	1,246,587
Ecolab, Inc.	96,200	3,750,838
Koppers Holding, Inc.	18,600	490,482
Monsanto Co.	9,000	669,060
Nalco Holding Co.	59,000	993,560
NewMarket Corp.	22,900	1,541,857
Praxair, Inc.(a)	121,600	8,642,112

		17,334,496

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Commercial Banks — 1.3%
BB&T Corp.	240,400	$5,283,992
Community Bank System, Inc.(a)	43,400	631,904
PNC Financial Services Corp.(a)	167,900	6,516,199
Susquehanna Bancshares, Inc.(a)	67,100	328,119
U.S. Bancorp	178,032	3,190,334
Wells Fargo & Co.(a)	728,512	17,673,701

		33,624,249

Commercial Services & Supplies — 0.2%
Deluxe Corp.	39,800	509,838
Iron Mountain, Inc.(b)	42,300	1,216,125
Stericycle, Inc.(a)(b)	4,900	252,497
Waste Management, Inc.	77,400	2,179,584

		4,158,044

Communications Equipment — 1.8%
Cisco Systems, Inc.(b)	1,458,200	27,180,848
QUALCOMM, Inc.	430,500	19,458,600

		46,639,448

Computers & Peripherals — 3.5%
Apple, Inc.(b)	209,600	29,853,328
Dell, Inc.(b)	502,400	6,897,952
EMC Corp.(b)	338,800	4,438,280
Hewlett-Packard Co.	428,865	16,575,632
International Business Machines Corp.	290,100	30,292,242
Lexmark International, Inc. (Class A Stock)(b)	158,400	2,510,640

		90,568,074

Construction & Engineering — 0.4%
Fluor Corp.(a)	91,300	4,682,777
Jacobs Engineering Group, Inc.(a)(b)	97,800	4,116,402
URS Corp.(b)	9,400	465,488

		9,264,667

Consumer Finance — 0.2%
American Express Co.	120,500	2,800,420
First Cash Financial Services, Inc.(a)(b)	21,500	376,680
SLM Corp.(a)(b)	88,100	904,787
World Acceptance Corp.(a)(b)	17,500	348,425

		4,430,312

Containers & Packaging — 0.4%
Ball Corp.	18,200	821,912
Owens-Illinois, Inc.(b)	96,200	2,694,562
Pactiv Corp.(b)	318,400	6,909,280

		10,425,754

Distributors
Genuine Parts Co.	13,600	456,416

Diversified Consumer Services — 0.3%
Apollo Group, Inc. (Class A Stock)(b)	105,200	7,481,824

Diversified Financial Services — 2.1%
Bank of America Corp.(a)	1,556,782	20,549,523
CIT Group, Inc.	74,900	161,035
JPMorgan Chase & Co.	922,894	31,479,914

SEE NOTES TO FINANCIAL STATEMENTS.

A45

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Diversified Financial Services (continued)
MSCI, Inc. (Class A Stock)(b)	19,500	$476,580
NYSE Euronext(a)	38,300	1,043,675
PHH Corp.(a)(b)	48,500	881,730

		54,592,457

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	1,179,347	29,294,980
CenturyTel, Inc.(a)	63,900	1,961,730
Frontier Communications Corp.	277,400	1,980,636
NTELOS Holdings Corp.	13,900	256,038
Verizon Communications, Inc.	701,888	21,569,018
Windstream Corp.	491,200	4,106,432

		59,168,834

Electrical Equipment — 0.3%
Emerson Electric Co.	145,100	4,701,240
Thomas & Betts Corp.(b)	103,200	2,978,352

		7,679,592

Electrical Utilities — 0.9%
American Electric Power Co., Inc.	222,600	6,430,914
Duke Energy Corp.	289,800	4,228,182
Edison International	68,100	2,142,426
FirstEnergy Corp.	19,300	747,875
Idacorp, Inc.	34,400	899,216
Pepco Holdings, Inc.	343,900	4,622,016
PPL Corp.	123,800	4,080,448
Unisource Energy Corp.	39,800	1,056,292

		24,207,369

Electronic Equipment & Instruments — 0.3%
Corning, Inc.	223,700	3,592,622
Dolby Laboratories, Inc. (Class A Stock)(b)	52,800	1,968,384
Ingram Micro, Inc. (Class A Stock)(b)	126,700	2,217,250
Tech Data Corp.(b)	27,600	902,796

		8,681,052

Energy Equipment & Services — 0.7%
Cal Dive International, Inc.(b)	43,200	372,816
Dresser-Rand Group, Inc.(b)	112,400	2,933,640
ENSCO International, Inc.(a)	9,500	331,265
Rowan Cos., Inc.(a)	16,100	311,052
Schlumberger Ltd.	212,100	11,476,731
SEACOR Holdings, Inc.(a)(b)	23,800	1,790,712

		17,216,216

Food & Staples Retailing — 1.5%
CVS Caremark Corp.	131,100	4,178,157
Kroger Co. (The)	230,600	5,084,730
Safeway, Inc.	207,100	4,218,627
Spartan Stores, Inc.	17,700	219,657
SUPERVALU, Inc.	37,500	485,625
Wal-Mart Stores, Inc.	520,700	25,222,708

		39,409,504

Food Products — 1.5%
Archer-Daniels-Midland Co.	274,700	7,353,719
Chiquita Brands International, Inc.(a)(b)	43,300	444,258

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Food Products (continued)
ConAgra Foods, Inc.	278,400	$5,306,304
Dean Foods Co.(b)	130,000	2,494,700
Del Monte Foods Co.	116,300	1,090,894
General Mills, Inc.	140,000	7,842,800
Kellogg Co.	65,800	3,064,306
Kraft Foods, Inc. (Class A Stock)	293,100	7,427,154
Sanderson Farms, Inc.(a)	28,300	1,273,500
Sara Lee Corp.	182,400	1,780,224

		38,077,859

Gas Utilities
UGI Corp.	22,800	581,172

Healthcare Equipment & Supplies — 1.3%
American Medical Systems Holdings, Inc.(a)(b)	84,100	1,328,780
Baxter International, Inc.	123,700	6,551,152
Becton, Dickinson & Co.	144,500	10,304,295
Boston Scientific Corp.(b)	119,800	1,214,772
C.R. Bard, Inc.	3,800	282,910
Cooper Cos., Inc. (The)	31,500	778,995
Gen-Probe, Inc.(b)	40,800	1,753,584
Invacare Corp.	26,500	467,725
Masimo Corp.(b)	54,900	1,323,639
Medtronic, Inc.	212,800	7,424,592
ResMed, Inc.(b)	43,900	1,788,047
STERIS Corp.(a)	20,600	537,248

		33,755,739

Healthcare Providers & Services — 1.8%
Aetna, Inc.	20,900	523,545
Express Scripts, Inc.(b)	167,300	11,501,875
Humana, Inc.(b)	114,500	3,693,770
Kindred Healthcare, Inc.(b)	14,700	181,839
Laboratory Corp. of America Holdings(a)(b)	37,600	2,548,904
Lincare Holdings, Inc.(b)	26,400	620,928
Medco Health Solutions, Inc.(a)(b)	141,100	6,435,571
Quest Diagnostics, Inc.	140,500	7,928,415
UnitedHealth Group, Inc.	272,800	6,814,544
WellPoint, Inc.(b)	98,000	4,987,220

		45,236,611

Healthcare Technology
Computer Programs & Systems, Inc.	6,000	229,860

Hotels, Restaurants & Leisure — 1.0%
CEC Entertainment, Inc.(b)	7,400	218,152
McDonald’s Corp.	244,400	14,050,556
Panera Bread Co. (Class A Stock)(a)(b)	32,400	1,615,464
Pinnacle Entertainment, Inc.(a)(b)	24,500	227,605
Texas Roadhouse, Inc. (Class A Stock)(a)(b)	61,800	674,238
Yum! Brands, Inc.	236,500	7,884,910

		24,670,925

Household Durables — 0.3%
Blyth, Inc.	12,200	400,038
Leggett & Platt, Inc.	476,600	7,258,618

		7,658,656

SEE NOTES TO FINANCIAL STATEMENTS.

A46

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Household Products — 1.9%
Colgate-Palmolive Co.(a)	137,600	$9,733,824
Kimberly-Clark Corp.	212,500	11,141,375
Procter & Gamble Co.	537,405	27,461,395

		48,336,594

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)(a)(b)	58,900	683,829
Calpine Corp.(b)	46,300	516,245
Constellation Energy Group, Inc.	172,400	4,582,392
Mirant Corp.(b)	125,500	1,975,370
NRG Energy, Inc.(b)	13,400	347,864

		8,105,700

Industrial Conglomerates — 1.4%
3M Co.	81,500	4,898,150
General Electric Co.	2,630,300	30,827,116

		35,725,266

Insurance — 1.0%
Aflac, Inc.	52,700	1,638,443
Allied World Assurance Co. Holdings, Ltd. (Bermuda)	64,500	2,633,535
Allstate Corp. (The)	118,000	2,879,200
American Financial Group, Inc.	52,400	1,130,792
Argo Group International Holdings Ltd. (Bermuda)(b)	10,000	282,200
Assurant, Inc.	135,400	3,261,786
Chubb Corp. (The)	71,100	2,835,468
Endurance Specialty Holdings Ltd. (Bermuda)	95,100	2,786,430
Lincoln National Corp.(a)	22,400	385,504
Montpelier Re Holdings Ltd. (Bermuda)	23,100	306,999
StanCorp Financial Group, Inc.(a)	108,700	3,117,516
Travelers Cos., Inc. (The)	83,800	3,439,152
Unum Group	113,200	1,795,352

		26,492,377

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(b)	12,300	1,029,018
PetMed Express, Inc.(a)(b)	66,400	997,992

		2,027,010

Internet Software & Services — 0.8%
EarthLink, Inc.(a)(b)	137,300	1,017,393
eBay, Inc.(a)(b)	123,000	2,106,990
Google, Inc. (Class A Stock)(b)	41,600	17,538,144
j2 Global Communications, Inc.(b)	16,200	365,472

		21,027,999

IT Services — 0.8%
Automatic Data Processing, Inc.	34,700	1,229,768
Convergys Corp.(b)	158,800	1,473,664
Fiserv, Inc.(a)(b)	37,200	1,700,040
Mastercard, Inc. (Class A Stock)(a)	58,400	9,770,904
Visa, Inc. (Class A Stock)(a)	46,200	2,876,412
Western Union Co. (The)	281,200	4,611,680

		21,662,468

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	154,100	$3,735,384
Smith & Wesson Holding Corp.(a)(b)	85,900	487,912

		4,223,296

Life Sciences, Tools & Services — 0.2%
Bruker Corp.(b)	28,900	267,614
Mettler-Toledo International, Inc.(b)	4,000	308,600
Millipore Corp.(b)	31,000	2,176,510
PerkinElmer, Inc.(a)	47,700	829,980
Waters Corp.(b)	6,300	324,261

		3,906,965

Machinery — 0.6%
Chart Industries, Inc.(b)	53,100	965,358
Danaher Corp.	118,800	7,334,712
Dover Corp.	12,000	397,080
ITT Corp.(a)	76,200	3,390,900
Pall Corp.	54,800	1,455,488
Trinity Industries, Inc.(a)	108,700	1,480,494

		15,024,032

Media — 1.1%
Comcast Corp. (Class A Stock)	752,173	10,898,987
DIRECTV Group, Inc. (The)(a)(b)	266,200	6,577,802
News Corp. (Class A Stock)	152,300	1,387,453
Time Warner Cable, Inc.	35,333	1,118,996
Time Warner, Inc.	192,466	4,848,218
Walt Disney Co. (The)	186,600	4,353,378

		29,184,834

Metals & Mining — 0.4%
Compass Minerals International, Inc.	24,800	1,361,768
Freeport-McMoRan Copper & Gold, Inc.(a)	45,600	2,285,016
Kaiser Aluminum Corp.	14,300	513,513
Newmont Mining Corp.	68,700	2,807,769
Southern Copper Corp.	27,600	564,144
Titanium Metals Corp.(a)	140,400	1,290,276

		8,822,486

Multiline Retail — 0.7%
Big Lots, Inc.(a)(b)	90,900	1,911,627
Family Dollar Stores, Inc.	104,400	2,954,520
Target Corp.	331,400	13,080,358

		17,946,505

Multi-Utilities — 0.7%
Ameren Corp.	81,200	2,021,068
CMS Energy Corp.	188,300	2,274,664
Dominion Resources, Inc.	217,300	7,262,166
DTE Energy Co.	28,800	921,600
Integrys Energy Group, Inc.	23,100	692,769
Public Service Enterprise Group, Inc.	138,500	4,519,255

		17,691,522

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	130,600	5,927,934
Chesapeake Energy Corp.	80,100	1,588,383
Chevron Corp.	489,756	32,446,335
ConocoPhillips	457,234	19,231,262

SEE NOTES TO FINANCIAL STATEMENTS.

A47

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	61,300	$3,340,850
Exxon Mobil Corp.	914,916	63,961,778
Hess Corp.	18,600	999,750
Marathon Oil Corp.(a)	133,200	4,013,316
Murphy Oil Corp.	43,900	2,384,648
Occidental Petroleum Corp.	46,500	3,060,165
Peabody Energy Corp.	62,900	1,897,064
Southwestern Energy Co.(a)(b)	98,000	3,807,300
Spectra Energy Corp.	405,300	6,857,676
Sunoco, Inc.	142,900	3,315,280
Swift Energy Co.(b)	30,600	509,490
Tesoro Corp.(a)	344,900	4,390,577
Usec, Inc.(a)(b)	66,600	354,312
Valero Energy Corp.	137,100	2,315,619
Western Refining, Inc.(a)	117,200	827,432
World Fuel Services Corp.(a)	13,400	552,482
XTO Energy, Inc.	5,900	225,026

		162,006,679

Paper & Forest Products — 0.1%
MeadWestvaco Corp.	137,800	2,261,298

Pharmaceuticals — 4.8%
Abbott Laboratories	186,800	8,787,072
Allergan, Inc.	26,100	1,241,838
Bristol-Myers Squibb Co.(a)	754,600	15,325,926
Eli Lilly & Co.(a)	363,600	12,595,104
ENDO Pharmaceuticals Holdings, Inc.(b)	69,000	1,236,480
Forest Laboratories, Inc.(b)	132,500	3,327,075
Johnson & Johnson	456,098	25,906,366
Medicines Co. (The)(b)	25,800	216,462
Merck & Co., Inc.(a)	377,400	10,552,104
Mylan, Inc.(a)(b)	619,000	8,077,950
Pfizer, Inc.	1,256,665	18,849,975
Schering-Plough Corp.	230,500	5,790,160
Valeant Pharmaceuticals International(a)(b)	75,700	1,947,004
Warner Chilcott Ltd. (Bermuda) (Class A Stock)(b)	42,800	562,820
Watson Pharmaceuticals, Inc.(a)(b)	11,300	380,697
Wyeth	203,600	9,241,404

		124,038,437

Professional Services — 0.1%
Equifax, Inc.	97,200	2,536,920
Watson Wyatt Worldwide, Inc. (Class A Stock)	21,100	791,883

		3,328,803

Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.(a)	479,000	7,252,060
Brandywine Realty Trust(a)	220,700	1,644,215
Colonial Properties Trust(a)	57,600	426,240
Duke Realty Corp.(a)	107,300	941,021
Host Hotels & Resorts, Inc.	106,700	895,213
LaSalle Hotel Properties	11,500	141,910
ProLogis(a)	385,600	3,107,936
SL Green Realty Corp.(a)	17,100	392,274

		14,800,869

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Real Estate Management & Development
Forest City Enterprises, Inc. (Class A Stock)	56,100	$370,260

Road & Rail — 0.5%
Burlington Northern Santa Fe Corp.	94,500	6,949,530
CSX Corp.	63,100	2,185,153
Norfolk Southern Corp.(a)	58,000	2,184,860
Union Pacific Corp.	30,900	1,608,654

		12,928,197

Semiconductors & Semiconductor Equipment — 1.8%
Altera Corp.(a)	106,700	1,737,076
Analog Devices, Inc.(a)	27,200	674,016
Broadcom Corp. (Class A Stock)(a)(b)	96,800	2,399,672
Cree, Inc.(a)(b)	41,400	1,216,746
Intel Corp.	1,288,800	21,329,640
Silicon Laboratories, Inc.(a)(b)	10,900	413,546
Texas Instruments, Inc.(a)	508,900	10,839,570
Xilinx, Inc.(a)	377,800	7,729,788

		46,340,054

Software — 2.2%
Adobe Systems, Inc.(b)	121,000	3,424,300
BMC Software, Inc.(b)	35,900	1,213,061
McAfee, Inc.(a)(b)	86,300	3,640,997
Microsoft Corp.	1,265,300	30,076,181
Novell, Inc.(b)	170,600	772,818
Oracle Corp.	343,600	7,359,912
Quest Software, Inc.(b)	51,800	722,092
Symantec Corp.(b)	576,400	8,968,784
Tibco Software, Inc.(b)	45,300	324,801

		56,502,946

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	8,100	336,069
AutoZone, Inc.(a)(b)	3,700	559,107
Best Buy Co., Inc.(a)	67,700	2,267,273
Buckle, Inc. (The)(a)	65,000	2,065,050
Chico’s FAS, Inc.(a)(b)	331,100	3,221,603
Gamestop Corp. (Class A Stock)(b)	137,300	3,021,973
Gap, Inc. (The)	176,300	2,891,320
Home Depot, Inc. (The)	200,550	4,738,996
Jos. A. Bank Clothiers, Inc.(b)	17,100	589,266
Limited Brands, Inc.	111,300	1,332,261
Lowe’s Cos., Inc.	254,700	4,943,727
Monro Muffler, Inc.(a)	21,700	557,907
Ross Stores, Inc.(a)	111,600	4,307,760
TJX Cos., Inc.	227,500	7,157,150
Tractor Supply Co.(a)(b)	45,100	1,863,532

		39,852,994

Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.(a)(b)	34,200	841,662
Coach, Inc.	350,400	9,418,752

		10,260,414

Thrifts & Mortgage Finance
Astoria Financial Corp.(a)	80,500	690,690
TFS Financial Corp.	17,400	184,788

		875,478

SEE NOTES TO FINANCIAL STATEMENTS.

A48

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Tobacco — 1.0%
Altria Group, Inc.	590,300	$9,675,017
Philip Morris International, Inc. (Switzerland)	204,600	8,924,652
Reynolds American, Inc.(a)	203,600	7,863,032

		26,462,701

Trading Companies & Distributors
Beacon Roofing Supply, Inc.(b)	35,500	513,330
WESCO International, Inc.(b)	13,100	328,024

		841,354

Wireless Telecommunication Services — 0.1%
NII Holdings, Inc.(a)(b)	21,000	400,470
Sprint Nextel Corp.(b)	482,800	2,322,268

		2,722,738

TOTAL COMMON STOCKS (cost $1,481,915,844)		1,519,502,512

PREFERRED STOCK
Banking
JPMorgan Chase Capital XXVI (cost $700,000)	28,000	702,520

ASSET BACKED SECURITIES — 0.3%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(c)	Baa1	0.789%	03/15/12	$1,170	$1,165,081
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(c)	Baa1	0.819%	02/15/12	60	59,745
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(c)	Baa1	0.719%	01/15/16	3,209	2,334,524
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.715%	02/20/15	1,350	1,075,190
MBNA Master Credit Card Trust, Ser. 1999-J, Class A	Aaa	7.000%	02/15/12	1,830	1,852,263
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	451	392,703

TOTAL ASSET BACKED SECURITIES (cost $8,165,444)					6,879,506

BANK LOANS — 0.6%
Automotive
Oshkosh Truck Corp.(d)	B2	7.207%	12/06/13	251	229,012

Cable — 0.1%
Discovery Communications, Inc.(d)	Baa3	5.250%	05/14/14	1,061	1,046,481
Insight Midwest Holdings LLC(d)	B1	1.820%	10/06/13	1,216	1,112,260

					2,158,741

Electric — 0.1%
NRG Energy, Inc.(d)	Ba1	2.248%	02/01/13	439	412,409
NRG Energy, Inc.(d)	Ba1	2.266%	02/01/13	819	769,382
Texas Competitive Electric Holdings Co. LLC(d)	B1	3.821%	10/10/14	983	700,400

					1,882,191

Healthcare & Pharmaceutical — 0.2%
Community Health Systems, Inc.(d)	Ba3	2.560%	07/25/14	80	71,469
Community Health Systems, Inc.(d)	Ba3	2.898%	07/25/14	1,559	1,400,927
DaVita, Inc.(d)	Ba1	2.043%	10/05/12	1,200	1,133,250
HCA, Inc.(d)	Ba3	2.848%	11/18/13	1,678	1,512,039
Health Management Association(d)	B1	2.348%	02/28/14	1,110	975,569

					5,093,254

SEE NOTES TO FINANCIAL STATEMENTS.

A49

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Paper — 0.1%
Domtar Corp.(d)	Baa3	1.696%	03/05/14	$946	$885,051
Georgia Pacific(d)	Baa3	2.557%	12/20/12	881	828,799

					1,713,850

Pipelines & Other
Enterprise GP Holdings LP(d)	Ba2	3.064%	11/08/14	990	952,875

Technology — 0.1%
First Data Corp.(d)	B1	3.065%	09/24/14	1,474	1,101,168
First Data Corp.(d)	B1	3.065%	09/24/14	1,179	881,303
Flextronics International Ltd. (Singapore)(d)	Ba1	3.037%	10/01/14	992	814,980
Flextronics International Ltd. (Singapore)(d)	Ba1	3.381%	10/01/14	285	234,190
Metavante Corp.(d)	Ba2	2.777%	11/01/14	988	950,469
Sensata Technologies(d)	B3	2.804%	04/27/13	337	254,893

					4,237,003

TOTAL BANK LOANS (cost $18,148,788)					16,266,926

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	B3	6.000%	01/25/36	3,976	2,762,865
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	Ba1	4.447%	02/25/35	1,061	701,057
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Ba2	4.408%	03/25/35	797	490,178
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Ba2	4.747%	02/25/37	2,542	2,062,350
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,112	1,052,170
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	4.140%	07/25/35	2,002	1,719,767
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	399	372,887
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	4.802%	02/25/34	705	530,555
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(e)	5.000%	03/25/20	460	358,877

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $12,705,422)					10,050,706

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.0%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(c)	AAA(e)	4.873%	03/11/41	2,500	2,330,784
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,538,049
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(c)	AAA(e)	5.121%	11/10/42	735	721,438
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,099,632
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.837%	06/10/49	5,900	5,365,789
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(e)	5.620%	02/10/51	1,920	1,440,167
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	1,775	1,696,897
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB(c)	Aaa	5.283%	10/12/42	2,400	2,280,449
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(e)	5.440%	09/15/30	890	730,986
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(c)	Aaa	6.220%	12/10/49	2,200	1,946,977
Commercial Mortgage Pass-Through Certificates, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(e)	0.870%	03/10/39	8,723	110,344
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,000	924,009
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	832,147
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,334,631
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(c)	AAA(e)	5.100%	08/15/38	6,800	5,798,053
CS Mortgage Capital Certificate Corp., Ser. 2006-C1, Class A4(c)	AAA(e)	5.609%	02/15/39	2,700	2,184,364
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	750	669,935
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(e)	6.015%	05/15/46	2,200	1,728,292
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(e)	7.620%	06/10/33	2,353	2,414,155
General Electric Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.593%	03/10/40	16,934	164,877

SEE NOTES TO FINANCIAL STATEMENTS.

A50

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	$2,720	$2,398,576
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	8,050	6,885,758
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	4,000	3,755,675
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB	AAA(e)	5.587%	04/10/38	6,650	6,267,658
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB6, Class A2(c)	Aaa	5.255%	07/12/37	2,100	1,951,154
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	4,137	4,002,492
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,350	6,028,148
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	3,502,058
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.235%	04/15/43	124,100	413,997
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(c)	Aaa	6.065%	04/15/45	563	482,890
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,050	1,818,421
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.830%	11/15/27	1,460	1,405,132
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(e)	4.826%	08/15/29	3,910	3,463,063
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	3,580	3,205,998
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	1,780,088
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	131,489
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	6.104%	06/12/46	1,795	1,475,145
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(e)	5.771%	10/15/42	2,600	2,164,148
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	3,920,033
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(e)	5.803%	06/11/42	1,105	1,026,072
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(c)	Aaa	5.418%	01/15/45	2,500	1,996,030
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.891%	05/15/43	5,000	4,621,089
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	3,000	2,804,201

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (cost $111,810,018)					103,811,290

CORPORATE BONDS — 9.2%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	2,150	2,158,258
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.375%	06/01/19	725	741,234
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	925	985,277
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.800%	07/01/36	743	731,267

					4,616,036

Airlines — 0.1%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	B1	6.817%	05/23/11	2,520	2,028,600
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	279	228,464
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A(a)	Baa1	6.821%	08/10/22	472	386,984
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa1	6.500%	03/01/12	1,005	1,041,564

					3,685,612

Automotive
Johnson Controls, Inc., Sr. Notes	Baa2	5.500%	01/15/16	245	227,178

Banking — 1.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	1,997,628
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,760	2,076,800
Bank of America Corp., Sub. Notes	A3	5.750%	08/15/16	1,775	1,540,118
Bank of America Corp., Jr. Sub. Notes(a)(c)	B3	8.000%	12/29/49	2,200	1,837,352
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	930	789,056
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	410	328,610
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,250	2,359,028

SEE NOTES TO FINANCIAL STATEMENTS.

A51

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	$515	$505,944
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	330,586
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,238,437
Capital One Bank Corp., Sr. Sub. Notes	A3	6.500%	06/13/13	20	19,770
Capital One Bank USA NA, Sub. Notes	A3	8.800%	07/15/19	480	490,380
Capital One Financial Corp., Sr. Unsec’d. Notes, M.T.N.	Baa1	5.700%	09/15/11	600	602,662
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	380,596
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,621,455
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	424,460
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.875%	03/05/38	520	459,246
Citigroup, Inc., Jr. Sub. Notes, Ser. E(f)	Ca	8.400%	04/29/49	310	232,522
Citigroup, Inc., Sr. Notes	A3	8.500%	05/22/19	975	991,808
Countrywide Financial Corp., Gtd. Notes, M.T.N.	A2	5.800%	06/07/12	1,190	1,197,415
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,380	873,042
First Union National Bank, Sub. Notes(a)	Aa3	7.800%	08/18/10	2,100	2,185,512
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	620,394
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	A2	5.625%	01/15/17	1,190	1,130,991
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,369,573
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	92,455
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	7.500%	02/15/19	1,500	1,606,158
HSBC Bank USA, Sr. Unsec’d. Notes	Aa3	3.875%	09/15/09	250	251,194
ICICI Bank Ltd. (India), Bonds, 144A(c)	Baa2	1.679%	01/12/10	2,385	2,337,300
ICICI Bank, Ltd. (Singapore), Notes, 144A	Baa2	5.750%	11/16/10	1,410	1,419,942
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(c)	A2	7.900%	04/29/49	2,000	1,750,200
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.(a)	A2	4.250%	02/08/10	1,170	1,174,636
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	295	296,556
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	5.000%	01/15/15	615	561,708
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.770%	07/25/11	520	529,176
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.400%	08/28/17	35	30,984
Merrill Lynch & Co., Inc., Notes, M.T.N.	A2	6.875%	04/25/18	980	907,045
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	268,410
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,345	2,189,719
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	5.950%	12/28/17	620	594,927
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	7.300%	05/13/19	475	492,551
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	A2	6.346%	07/25/49	800	700,328
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	1,000	1,031,399
Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes.	Aa2	7.625%	09/14/10	695	713,297
Wells Fargo Bank, Sub. Notes, Ser. AI	Aa3	4.750%	02/09/15	585	554,719
Wells Fargo Bank, Sub. Notes	Aa3	6.450%	02/01/11	65	67,962
Wells Fargo Capital XIII, Gtd. Notes, Ser. G, M.T.N.(c)	Ba3	7.700%	12/29/49	1,000	830,000

					45,004,051

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	5.250%	02/06/12	1,715	252,963
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(d)(f)	NR	6.500%	07/19/17	582	58
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	6.875%	05/02/18	700	112,000

					365,021

Building Materials & Construction — 0.1%
Hanson PLC (United Kingdom), Gtd. Notes(a)	B3	7.875%	09/27/10	1,000	965,000
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	910	919,768

					1,884,768

Cable — 0.3%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	298,132
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	152,759
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	454,902
Comcast Corp., Gtd. Notes	Baa1	6.550%	07/01/39	1,075	1,073,163

SEE NOTES TO FINANCIAL STATEMENTS.

A52

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Cable (continued)
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	$65	$67,774
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	03/15/11	950	1,002,075
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.875%	08/15/09	1,275	1,283,267
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,510	2,594,336
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	6.750%	06/15/39	1,575	1,532,933

					8,459,341

Capital Goods — 0.2%
American Standard, Inc., Gtd. Notes(a)	BBB+(e)	7.625%	02/15/10	770	783,108
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	7.250%	09/15/09	700	707,917
Erac USA Finance Co., Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(g)	Baa2	5.800%	10/15/12	460	430,492
Erac USA Finance Co., Gtd. Notes, 144A (original cost $1,299,721; purchased 10/10/07)(d)(g)	Baa2	6.375%	10/15/17	1,302	1,175,585
Erac USA Finance Co., Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(g)	Baa2	7.000%	10/15/37	380	302,209
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	400	424,058
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	196,409
TDIC Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, M.T.N.	Aa2	6.500%	07/02/14	1,925	1,929,813

					5,949,591

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	685	699,652
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	1,854,002
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	698,564
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.750%	03/15/13	1,500	1,559,216
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	460	309,146

					5,120,580

Consumer — 0.2%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,500	1,523,358
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	2,250	2,237,186
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,423,282
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	965	944,827

					6,128,653

Electric — 0.9%
Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J	Baa2	4.400%	06/01/10	620	628,929
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	172,337
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,305	1,353,780
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	531,774
Carolina Power & Light Co., First Mtge. Bonds	A2	5.250%	12/15/15	525	550,651
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa2	5.700%	03/15/13	740	750,782
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa2	6.950%	03/15/33	590	599,357
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	730	760,343
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 08-B	A3	6.750%	04/01/38	200	224,483
Consumers Energy Co., First Mtge. Bonds, Ser. D	Baa1	5.375%	04/15/13	325	333,523
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. D	Baa2	5.125%	12/15/09	970	982,292
Duke Energy Carolinas LLC, First Mtge. Bonds	A2	6.050%	04/15/38	550	582,426
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	960	1,004,571
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	890	960,654
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	506,186
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,295	1,497,170
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	145	143,905
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	144,318
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	314,146
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	495	530,002
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	465,176

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	$1,770	$1,765,614
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	205	213,241
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	289,583
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	7.250%	03/01/12	90	98,301
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,260	1,287,840
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	210,088
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	294,379
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	360,744
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	501,634
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,550	1,608,027
PPL Electric Utilities Corp., Sr. Sec’d. Notes	A3	6.250%	08/15/09	1,500	1,505,531
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	135,917
Public Service Electric & Gas Co., Sec’d. Notes, M.T.N.	A3	5.800%	05/01/37	535	552,791
Southern California Edison Co., Ser. 04-F	A2	4.650%	04/01/15	470	475,371
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	195,824
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	444,263

					22,975,953

Energy – Integrated — 0.1%
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	325	355,086
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A (original cost $1,479,380; purchased 7/13/06-2/07/07)(g)	Baa2	7.500%	07/18/16	1,425	1,214,812
Western Oil Sands, Inc. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	360	396,486

					1,966,384

Energy – Other — 0.2%
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	225	264,939
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	150	156,883
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	200	183,692
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,306,776
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	6.625%	06/15/37	255	217,546
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,255,045
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/17	585	615,589

					4,000,470

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(a)	Baa2	8.000%	11/15/39	650	708,553
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(a)	Baa2	8.200%	01/15/39	885	985,601
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,011,912
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,029,967
Cargill, Inc., Sr. Unsec’d. Notes, 144A	A2	6.000%	11/27/17	670	666,900
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	46	48,750
Delhaize Group (Belgium), Sr. Unsec’d. Notes	Baa3	6.500%	06/15/17	480	490,163
General Mills, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.000%	02/15/12	1,050	1,130,425
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	48,652
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	670	709,303
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.300%	03/01/38	685	741,611
Tricon Global Restaurants, Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	180	196,486
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	735	708,730

					8,477,053

Foreign Government Bonds — 0.1%
DP World Ltd. (UAE), Sr. Unsec’d. Notes, 144A	A1	6.850%	07/02/37	1,680	1,117,200
Pemex Project Funding Master Trust, (Mexico) Gtd. Notes	Baa1	8.625%	12/01/23	350	378,000
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	1,883,400

					3,378,600

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gaming
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, Ser. A, 144A	CCC-(e)	10.000%	12/15/18	$625	$359,375

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes(h)	A1	5.875%	05/15/16	1,145	1,248,761
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	902,125
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.000%	10/15/17	1,150	1,222,965
Express Scripts, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	06/15/19	700	771,921
Genentech, Inc., Sr. Unsec’d. Notes	A1	4.750%	07/15/15	280	289,295
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	870	946,068
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	1,896,125
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa3	5.625%	12/15/15	580	540,673
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	110	109,840
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	265	272,224
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	170,734
Schering-Plough Corp., Sr. Unsec’d. Notes(a)	Baa1	6.000%	09/15/17	884	941,464
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/37	340	364,610
Wyeth, Sr. Unsec’d. Notes	A3	5.500%	03/15/13	1,210	1,293,616
Wyeth, Sr. Unsec’d. Notes	A3	5.950%	04/01/37	1,715	1,774,215
Wyeth, Sr. Unsec’d. Notes	A3	6.450%	02/01/24	60	64,596

					12,809,232

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750%	06/15/11	390	407,724
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.625%	06/15/36	515	468,160
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	479,725
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,290	1,119,385
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,350	1,393,249
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	195	187,986
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	420	364,156
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	420	376,572
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	838,527

					5,635,484

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	580	335,970
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	155	145,210
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	440	467,168
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	574,067
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	354,288
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	610,126
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	265	265,568
MetLife, Inc., Sr. Unsec’d. Notes	A2	5.700%	06/15/35	1,020	890,898
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.125%	12/01/11	335	350,701
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.375%	06/15/34	400	379,294
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.750%	06/01/16	430	437,764
Pacific Life Insurance Co., Notes, 144A (original cost $994,522; purchased 6/16/09)(g)	A3	9.250%	06/15/39	995	965,669
St. Paul Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	685	742,583
W.R. Berkley Corp., Sr. Unsub. Notes	Baa2	5.600%	05/15/15	555	486,890
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	349,916
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	71,338

					7,427,450

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,529,850
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,800	2,401,000

					3,930,850

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media & Entertainment — 0.1%
Time Warner, Inc., Gtd. Notes	Baa2	6.750%	04/15/11	$640	$669,805
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	790	813,558
Time Warner, Inc., Sr. Unsec’d. Notes	Baa2	9.150%	02/01/23	505	547,554
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	10/05/37	430	387,095
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/30/36	475	437,622

					2,855,634

Metals — 0.1%
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(e)	4.500%	05/15/13	115	112,090
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(e)	5.000%	06/01/15	600	538,071
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,000	1,006,267
Southern Copper Corp., Sr. Unsec’d. Notes	Baa3	7.500%	07/27/35	125	113,009
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	5.650%	06/01/13	580	522,014

					2,291,451

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, M.T.N.	Aa2	4.375%	11/21/11	2,525	2,537,130
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.550%	05/04/20	1,190	1,080,700
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.875%	01/14/38	1,060	838,870
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, M.T.N.	Aa2	6.125%	02/22/11	950	995,708
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	440	444,036
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	6.375%	03/25/13	1,850	1,407,506
SLM Corp., Sr. Unsec’d. Notes, M.T.N.	Ba1	8.450%	06/15/18	4,840	4,140,547

					11,444,497

Non-Corporate
Republic of Italy (Italy), Sr. Unsec’d. Notes, M.T.N.(a)	A+(e)	5.375%	06/15/33	800	775,062

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	515	387,597

Paper
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875%	11/15/15	535	452,245

Pipelines & Other — 0.3%
Duke Energy Field Services LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,760	1,841,110
Enterprise Products Operating, LP, Gtd. Notes, Ser. B	Baa3	4.625%	10/15/09	740	742,178
Oneok Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	420	387,244
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	91,997
Spectra Energy Capital LLC, Gtd. Notes(a)	Baa1	6.200%	04/15/18	3,190	3,132,714
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa1	6.250%	02/15/13	235	240,607

					6,435,850

Railroads — 0.1%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.700%	08/01/28	670	698,703
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	664,759
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	488,066
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	19,243
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	750	787,087

					2,657,858

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership, LP, Gtd. Notes	Baa3	5.750%	04/01/12	1,295	1,170,833
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	395,395
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	593,353
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.750%	05/01/12	1,500	1,524,042
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	2,800	2,604,459

					6,288,082

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,057,481
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,640	1,648,475

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Retailers (continued)
Federated Retail Holdings, Inc., Gtd. Notes	Ba2	5.350%	03/15/12	$390	$354,983
Gamestop Corp./Gamestop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,115	1,123,362
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	325	286,736
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	625	628,471
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.250%	01/15/18	4,500	4,421,385
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	1,525	1,625,417
Wal-Mart Stores, Inc., (The) Sr. Unsec’d. Notes	Aa2	5.250%	09/01/35	245	233,604
Wal-Mart Stores, Inc., (The) Sr. Unsec’d. Notes	Aa2	6.200%	04/15/38	500	537,330

					11,917,244

Technology — 0.3%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	1,000	980,000
CA, Inc., Sr. Unsec’d. Notes	Baa3	4.750%	12/01/09	1,500	1,496,250
Computer Sciences Corp., Sr. Unsec’d. Notes, Ser. WI	Baa1	6.500%	03/15/18	1,800	1,839,292
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	144,874
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	1,037,997
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400%	03/15/12	600	605,846
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	07/15/10	255	249,900
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	49	49,328
Oracle Corp., Sr. Unsec’d. Notes	A2	6.125%	07/08/39	590	586,071
Oracle Corp., Sr. Unsec’d. Notes	A2	6.500%	04/15/38	600	639,088

					7,628,646

Telecommunications — 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	A3	6.375%	03/01/35	580	550,004
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	845	850,281
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	260	300,087
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	716,532
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,339	1,631,987
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.125%	09/15/09	1,070	1,075,390
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,260	1,308,146
BellSouth Corp., Sr. Unsec’d. Notes	A2	4.200%	09/15/09	1,175	1,181,314
Cingular Wireless LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	505	544,287
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	295	345,365
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	350	341,807
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995%	06/01/36	1,600	1,406,998
France Telecom SA (France), Sr. Unsec’d. Notes	A3	5.375%	07/08/19	860	866,218
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	375	481,624
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	530	556,117
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,494,425
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.000%	08/03/09	1,500	1,500,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,015,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	313,788
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	2,095	2,123,691
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	780	804,175
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	232,708
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	1,255	1,346,954
U.S. Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	263,441
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,400	3,487,574
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	7.750%	02/15/10	800	827,048

					27,564,961

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes(a)	Baa1	9.250%	08/06/19	215	241,426
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	985	1,129,249
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	161,606
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	933,438
Lorillard Tobacco Co., Sr. Notes	Baa2	8.125%	06/23/19	765	791,595

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Tobacco (continued)
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	$860	$902,473
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	264,177

					4,423,964

TOTAL CORPORATE BONDS (cost $247,163,276)					237,524,773

MORTGAGE BACKED SECURITIES — 13.8%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-07/01/20	4,908	5,050,826
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	8,527	8,847,088
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	26,500	26,839,518
Federal Home Loan Mortgage Corp.(c)		5.230%	12/01/35	2,662	2,766,059
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	11,462	11,871,064
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	18,000	18,511,884
Federal Home Loan Mortgage Corp.(c)		5.520%	06/01/36	3,546	3,708,638
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	2,621	2,752,218
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	13,000	13,564,694
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	238	252,542
Federal Home Loan Mortgage Corp.		7.000%	01/01/31-11/01/33	3,147	3,410,573
Federal National Mortgage Assn.(c)		3.233%	07/01/33	750	752,485
Federal National Mortgage Assn.		4.000%	06/01/19	1,523	1,551,705
Federal National Mortgage Assn.		4.000%	TBA 30 YR	1,000	966,328
Federal National Mortgage Assn.		4.500%	11/01/18-01/01/35	11,822	12,100,103
Federal National Mortgage Assn.		4.500%	TBA 30 YR	8,500	8,449,527
Federal National Mortgage Assn.		5.000%	10/01/18-05/01/38	32,365	33,126,507
Federal National Mortgage Assn.		5.000%	TBA 30 YR	13,000	13,182,806
Federal National Mortgage Assn.		5.500%	03/01/16-06/01/38	51,944	53,894,702
Federal National Mortgage Assn.		5.500%	TBA 15 YR	6,000	6,277,500
Federal National Mortgage Assn.		5.500%	TBA 30 YR	20,750	21,417,901
Federal National Mortgage Assn.(c)		5.901%	06/01/37	9,552	10,058,490
Federal National Mortgage Assn.		6.000%	04/01/13-08/01/38	26,368	27,732,589
Federal National Mortgage Assn.		6.000%	TBA 30 YR	22,500	23,512,500
Federal National Mortgage Assn.		6.500%	07/01/17-09/01/37	11,209	11,973,674
Federal National Mortgage Assn.		7.000%	08/01/11-07/01/32	823	899,683
Federal National Mortgage Assn.		7.500%	06/01/12-05/01/32	451	481,789
Government National Mortgage Assn.		4.500%	TBA 30 YR	2,000	1,990,630
Government National Mortgage Assn.		5.000%	TBA 30 YR	2,000	2,038,750
Government National Mortgage Assn.		5.500%	11/15/32-02/15/36	10,913	11,327,454
Government National Mortgage Assn.		6.000%	02/15/33-11/15/36	5,224	5,469,181
Government National Mortgage Assn.		6.000%	TBA 30 YR	5,500	5,728,591
Government National Mortgage Assn.		6.500%	10/15/23-07/15/35	4,683	5,010,140
Government National Mortgage Assn.		8.000%	01/15/24-04/15/25	126	138,370

TOTAL MORTGAGE BACKED SECURITIES (cost $347,893,842)					355,656,509

MUNICIPAL BONDS
New Jersey State Turnpike Authority	A3	7.414%	01/01/40	450	533,556
State of California(a)	A2	7.550%	04/01/39	725	662,592

TOTAL MUNICIPAL BONDS (cost $1,184,960)					1,196,148

RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.3%
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(c)	CCC(e)	1.664%	10/25/32	107	8,500
Amortizing Residential Collateral Trust, Ser. 2002-BC9, Class M1(c)	Baa3	1.964%	12/25/32	2,106	1,007,613
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.964%	03/25/33	580	353,672
Centex Home Equity, Ser. 2005-A, Class M2(c)	Aa3	0.814%	01/25/35	1,790	963,510

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	A3	5.120%	07/25/35	$681	$569,028
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,033	696,554
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	Ba3	0.834%	06/25/36	1,450	84,002
Household Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.805%	01/20/35	444	238,101
Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2(c)	A2	1.964%	03/25/34	430	268,429
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.214%	07/25/32	1,173	514,129
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.589%	09/25/32	936	484,442
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(c)	NR	2.639%	04/25/32	361	100,192
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(c)	A2	0.754%	10/25/35	1,170	233,405
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(c)	Aa2	1.079%	02/25/34	1,325	752,709
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(c)	Caa1	0.564%	05/25/36	1,100	278,220

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (cost $14,706,016)					6,552,506

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Egypt Government AID Bonds (Egypt)		4.450%	09/15/15	650	677,274
Federal Farm Credit Bank		2.125%	06/18/12	5,355	5,372,607
Federal Farm Credit Bank(a)		4.875%	01/17/17	855	909,944
Federal Home Loan Bank		4.500%	05/13/11	160	169,651
Federal Home Loan Bank		5.000%	11/17/17	635	675,713
Federal Home Loan Bank		5.625%	06/11/21	2,390	2,509,980
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	4,835	4,751,084
Federal Home Loan Mortgage Corp.		5.250%	04/18/16	3,365	3,725,105
Federal National Mortgage Assn		6.625%	11/15/30	2,245	2,749,620
Resolution Funding Corp. Interest Strip(i)		5.000%	04/15/18	2,615	1,808,341
Tennessee Valley Authority		4.500%	04/01/18	1,445	1,474,118
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	560	641,683

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $25,645,336)					25,465,120

U.S. GOVERNMENT TREASURY OBLIGATIONS — 3.9%
United States Treasury Bonds		3.500%	02/15/39	1,575	1,361,887
United States Treasury Bonds		4.250%	05/15/39	4,065	4,023,700
United States Treasury Bonds		6.000%	02/15/26	385	464,346
United States Treasury Bonds(a)		6.250%	08/15/23	10,495	12,784,222
United States Treasury Bonds		7.875%	02/15/21	2,290	3,109,032
United States Treasury Bonds		8.125%	08/15/21	3,665	5,085,759
United States Treasury Bonds		8.750%	08/15/20	2,830	4,053,975
United States Treasury Bonds(h)		8.875%	08/15/17	5,505	7,609,374
United States Treasury Inflation Index Bonds		2.375%	01/15/25	1,878	1,929,966
United States Treasury Inflation Index Bonds		3.375%	04/15/32	306	384,430
United States Treasury Inflation Index Bonds		3.625%	04/15/28	1,200	1,459,828
United States Treasury Inflation Index Notes		0.625%	04/15/13	812	802,425
United States Treasury Inflation Index Notes		0.875%	04/15/10	715	714,699
United States Treasury Inflation Index Notes		1.250%	04/15/14	544	546,265
United States Treasury Inflation Index Notes		1.375%	07/15/18	786	762,014
United States Treasury Inflation Index Notes		1.625%	01/15/15	1,279	1,272,593
United States Treasury Inflation Index Notes		1.625%	01/15/18	987	977,682
United States Treasury Inflation Index Notes		1.750%	01/15/28	952	898,096
United States Treasury Inflation Index Notes		1.875%	07/15/13	987	1,012,077
United States Treasury Inflation Index Notes		1.875%	07/15/15	1,107	1,119,272
United States Treasury Inflation Index Notes		2.000%	01/15/26	1,230	1,204,307
United States Treasury Inflation Index Notes		2.000%	07/15/14	1,199	1,227,143
United States Treasury Inflation Index Notes		2.000%	01/15/16	1,219	1,237,609
United States Treasury Inflation Index Notes		2.000%	04/15/12	877	902,336

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

United States Treasury Inflation Index Notes	2.000%	01/15/14	$1,258	$1,286,510
United States Treasury Inflation Index Notes	2.125%	01/15/19	834	861,593
United States Treasury Inflation Index Notes	2.375%	04/15/11	1,198	1,233,337
United States Treasury Inflation Index Notes	2.375%	01/15/27	1,026	1,061,806
United States Treasury Inflation Index Notes	2.375%	01/15/17	1,078	1,125,302
United States Treasury Inflation Index Notes	2.500%	01/15/29	447	474,836
United States Treasury Inflation Index Notes	2.625%	07/15/17	463	493,337
United States Treasury Inflation Index Notes	3.000%	07/15/12	1,637	1,733,697
United States Treasury Inflation Index Notes	3.375%	01/15/12	528	561,548
United States Treasury Inflation Index Notes	3.500%	01/15/11	913	952,345
United States Treasury Inflation Index Notes	3.875%	04/15/29	1,200	1,522,186
United States Treasury Notes	0.875%	05/31/11	1,780	1,773,610
United States Treasury Notes	1.125%	06/30/11	705	705,056
United States Treasury Notes(a)	1.875%	06/15/12	6,750	6,799,073
United States Treasury Notes	2.625%	06/30/14	1,205	1,208,772
United States Treasury Notes	3.125%	05/15/19	125	120,899
United States Treasury Notes	3.250%	06/30/16	2,580	2,589,272
United States Treasury Strips(i)	3.920%	02/15/19	4,295	2,966,557
United States Treasury Strips(a)(i)	4.260%	05/15/20	7,430	4,699,453
United States Treasury Strips(i)	4.550%	11/15/18	1,230	858,557
United States Treasury Strips(a)	5.310%	05/15/20	13,910	8,771,841
United States Treasury Strips(i)	5.500%	11/15/20	2,455	1,501,237
United States Treasury Strips(a)(i)	5.850%	11/15/21	4,105	2,380,797

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $96,442,765)				100,624,658

TOTAL LONG-TERM INVESTMENTS (cost $2,366,481,711)				2,384,233,174

SHORT-TERM INVESTMENTS — 22.5%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.2%
United States Treasury Bill (cost $4,394,010)(j)	0.294%	12/17/09	4,400	4,393,184

			Shares
AFFILIATED MUTUAL FUNDS — 22.3%
Dryden Core Investment Fund — Short-Term Bond Series (cost $167,366,539) (Note 4)(k)			16,901,530	132,338,981
Dryden Core Investment Fund — Taxable Money Market Series (cost $441,132,616; includes $258,747,395 of cash collateral received for securities on loan) (Note 4)(k)(l)			441,132,616	441,132,616

TOTAL AFFILIATED MUTUAL FUNDS (cost $608,499,155)				573,471,597

TOTAL SHORT-TERM INVESTMENTS (cost $612,893,165)				577,864,781

TOTAL INVESTMENTS — 115.1% (cost $2,979,374,876)				2,962,097,955
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (15.1)%				(388,801,091)

NET ASSETS — 100.0%				$2,573,296,864

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
ULC	Unlimited Liability Corporation

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $249,751,736; cash collateral of $258,747,395 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

(d)	Indicates a security that has been deemed illiquid.

(e)	Standard & Poor’s Rating.

(f)	Represents issuer in default on interest payments and/or principal repayment; non income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $4,609,978. The aggregate market value of $4,088,767 is approximately 0.2% of net assets.

(h)	Security segregated as collateral for futures contracts.

(i)	Represents zero-coupon bond. Rate shown reflects the effective yield at June 30, 2009.

(j)	Rate quoted represents yield-to-maturity as of purchase date.

(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Long Positions:
339	2-Yr. U.S. T-Notes	Sep. 2009	$72,865,371	$73,298,156	$432,785
557	5-Yr. U.S. T-Notes	Sep. 2009	63,698,157	63,898,344	200,187
175	S&P 500 Index	Sep. 2009	40,928,275	40,053,125	(875,150)

					$(242,178)

Short Positions:
20	10-Yr. U.S. T-Notes	Sep. 2009	2,329,038	2,325,312	$3,726
53	U.S. Long Bond	Sep. 2009	5,998,716	6,273,047	(274,331)

					$(270,605)

					$(512,783)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(a)	6/17/2011	$6,000	1.670%	3 Month LIBOR	$(21,332)
Morgan Stanley Capital Services(b)	6/17/2014	5,000	3.190%	3 Month LIBOR	59,906
Morgan Stanley Capital Services(a)	6/17/2019	1,400	4.030%	3 Month LIBOR	(34,730)

					$3,844

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy protection(1)
Citibank NA	9/20/2012	$3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	$53,909	$—	$53,909
Barclays Bank PLC	9/20/2012	2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	83,241	—	83,241
Deutsche Bank AG	6/20/2013	1,850	2.00%	International Lease Finance Corp., 4.15%, 01/20/15	383,408	—	383,408
JPMorgan Chase Bank	6/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75,412	—	75,412
Credit Suisse International	6/20/2018	3,400	0.97%	Verizon Communications, Inc., 4.90%, 09/15/15	(41,821)	—	(41,821)
Merrill Lynch Capital Services, Inc.	9/20/2016	735	1.73%	Tyson Foods, Inc., 6.85%, 04/01/16	10,112	—	10,112
Morgan Stanley Capital Services, Inc.	3/20/2018	1,500	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(34,250)	—	(34,250)
Barclays Bank PLC	3/20/2018	1,800	1.22%	Computer Sciences Corp., 5.00%, 02/15/13	(87,630)	—	(87,630)
Deutsche Bank AG	3/20/2018	4,500	0.99%	Nordstrom, Inc., 6.95%, 3/15/28	325,374	—	325,374
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.13%	Spectra Energy Capital LLC, 6.25%, 02/15/13	(19,328)	—	(19,328)
Morgan Stanley Capital Services, Inc.	6/20/2018	1,700	1.00%	Newell Rubbermaid, Inc., 6.35%, 7/15/28	64,048	—	64,048
Merrill Lynch Capital Services, Inc.	6/20/2018	1,800	3.05%	SLM Corp., 5.125%, 06/27/12	373,337	—	373,337
Deutsche Bank AG	6/20/2018	2,200	1.15%	Spectra Energy Capital LLC, 6.25%, 02/15/13	(88,411)	—	(88,411)
Morgan Stanley Capital Services, Inc.	6/20/2018	2,800	0.97%	Simon Property Group L.P., 5.25%, 12/01/16	228,441	—	228,441
Merrill Lynch Capital Services, Inc.	6/20/2018	2,800	1.45%	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	311,828	—	311,828
Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	934,305	—	934,305
Citibank NA	3/20/2014	1,000	3.95%	Whirlpool Corp., 7.75%, 7/15/16	(56,404)	—	(56,404)
Deutsche Bank AG	3/20/2014	1,645	7.05%	Starwood Hotels & Resorts Worldwide, 7.875%, 5/1/12	(221,313)	—	(221,313)
Credit Suisse International	6/20/2014	1,700	2.17%	Black & Decker Corp., 5.75%, 11/15/16	(40,605)	—	(40,605)

					$2,253,653	$—	$2,253,653

Counterparty	Termination Date	Notional Amount (000)#4	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Credit Default Swaps on Asset-Backed Issues-Sell protection(2)
Merrill Lynch Capital Services, Inc.	3/25/2036	$1,000	9.00%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	$(906,647)	$—	$(906,647)

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$6,879,506	$—
Bank Loans	—	16,266,926	—
Collateralized Mortgage Obligations	—	10,050,706	—
Commercial Mortgage Backed Securities	—	103,811,290	—
Corporate Bonds	—	237,524,773	—
Common Stocks	1,519,502,512	—	—
Mortgage Backed Securities	—	355,656,509	—
Municipal Bonds	—	1,196,148	—
Preferred Stock	702,520	—	—
Residential Mortgage Backed Securities	—	6,552,506	—
U.S. Government Agency Obligations	—	25,465,120	—
U.S. Government Treasury Obligations	—	105,017,842	—
Affiliated Mutual Funds	573,471,597	—	—

	2,093,676,629	868,421,326	—
Other Financial Instruments*	(512,783)	1,323,192	27,658

Total	$2,093,163,846	$869,744,518	$27,658

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments*
Balance as of 12/31/08	$1,511,232
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	(1,483,574)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$27,658

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $1,553,464.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Mutual Funds (including 10.1% of collateral received for securities on loan)	22.3%
Mortgage Backed Securities	13.8
Oil, Gas & Consumable Fuels	6.3
Pharmaceuticals	4.8
U.S. Government Treasury Obligations	4.1
Commercial Mortgage Backed Securities	4.0
Computers & Peripherals	3.5
Diversified Telecommunication Services	2.3
Capital Markets	2.2
Software	2.2
Diversified Financial Services	2.1
Aerospace & Defense	1.9
Household Products	1.9
Banking	1.8
Communications Equipment	1.8
Healthcare Providers & Services	1.8
Semiconductors & Semiconductor Equipment	1.8
Beverages	1.6
Specialty Retail	1.6
Food & Staples Retailing	1.5
Food Products	1.5
Industrial Conglomerates	1.4
Commercial Banks	1.3
Healthcare Equipment & Supplies	1.3
Insurance	1.3
Tobacco	1.2
Media	1.1
Telecommunications	1.1
Electric	1.0
Hotels, Restaurants & Leisure	1.0
U.S. Government Agency Obligations	1.0
Chemicals	0.9
Electrical Utilities	0.9
Internet Software & Services	0.8
IT Services	0.8
Real Estate Investment Trusts	0.8
Energy Equipment & Services	0.7
Healthcare & Pharmaceutical	0.7
Multiline Retail	0.7
Multi-Utilities	0.7
Biotechnology	0.6
Machinery	0.6

Retailers	0.5%
Road & Rail	0.5
Cable	0.4
Collateralized Mortgage Obligations	0.4
Construction & Engineering	0.4
Containers & Packaging	0.4
Metals & Mining	0.4
Non-Captive Finance	0.4
Technology	0.4
Textiles, Apparel & Luxury Goods	0.4
Air Freight & Logistics	0.3
Asset Backed Securities	0.3
Diversified Consumer Services	0.3
Electrical Equipment	0.3
Electronic Equipment & Instruments	0.3
Foods	0.3
Household Durables	0.3
Independent Power Producers & Energy Traders	0.3
Pipelines & Other	0.3
Residential Mortgage Backed Securities	0.3
Auto Components	0.2
Capital Goods	0.2
Commercial Services & Supplies	0.2
Consumer	0.2
Consumer Finance	0.2
Energy – Other	0.2
Healthcare Insurance	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.2
Lodging	0.2
Airlines	0.1
Building Materials & Construction	0.1
Energy – Integrated	0.1
Foreign Government Bonds	0.1
Internet & Catalog Retail	0.1
Media & Entertainment	0.1
Metals	0.1
Paper	0.1
Paper & Forest Products	0.1
Professional Services	0.1
Railroads	0.1
Wireless Telecommunication Services	0.1

115.1
Liabilities in excess of other assets	(15.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swaps	$59,906		Unrealized depreciation on swaps	$56,062
Interest rate contracts	Due to broker-variation margin	636,698	*	Due to broker-variation margin	274,331	*
Credit contracts	Unrealized appreciation on swaps	2,843,415		Unrealized depreciation on swaps	1,496,409
Equity contracts	—	—		Due to broker-variation margin	875,150	*

Total		$3,540,019			$2,701,952

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Written Options	Total
Interest rate contracts	$282,289	$505,199	$(119,911)	$43,436	$711,013
Credit contracts	—	1,398,435	—	—	1,398,435
Equity contracts	1,938,950	—	—	—	1,938,950

Total	$2,221,239	$1,903,634	$(119,911)	$43,436	$4,048,398

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(2,309,890)	$120,161	$(2,189,729)
Credit contracts	—	(4,497,377)	(4,497,377)
Equity contracts	(958,250)	—	(958,250)

Total	$(3,268,140)	$(4,377,216)	$(7,645,356)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $249,751,736:
Unaffiliated investments (cost $2,370,875,721)	$2,388,626,358
Affiliated investments (cost $608,499,155)	573,471,597
Cash	25,617
Receivable for investments sold	160,146,475
Dividends and interest receivable	9,185,965
Unrealized appreciation on swaps	2,903,321
Foreign tax reclaim receivable	497,763
Receivable for Series shares sold	45
Prepaid expenses	7,293

Total Assets	3,134,864,434

LIABILITIES
Payable for investments purchased	298,648,863
Collateral for securities on loan	258,747,395
Unrealized depreciation on swaps	1,552,471
Management fee payable	1,265,447
Payable for Series shares repurchased	573,133
Accrued expenses and other liabilities	443,579
Due to broker-variation margin	336,082
Affiliated transfer agent fee payable	600

Total Liabilities	561,567,570

NET ASSETS	$2,573,296,864

Net assets were comprised of:
Paid-in capital	$3,215,160,518
Retained earnings	(641,863,654)

Net assets, June 30, 2009	$2,573,296,864

Net asset value and redemption price per share, $2,573,296,864 / 209,421,303 outstanding shares of beneficial interest	$12.29

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $253)	$19,928,472
Unaffiliated interest income	19,117,406
Affiliated dividend income	2,032,584
Affiliated income from securities loaned, net	746,844

41,825,306

EXPENSES
Management fee	7,342,953
Custodian’s fees and expenses	226,000
Shareholders’ reports	151,000
Insurance expenses	34,000
Trustees’ fees	22,000
Audit fee	18,000
Commitment fee on syndicated credit agreement	12,000
Legal fees and expenses	9,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Miscellaneous	14,625

Total expenses	7,834,578

NET INVESTMENT INCOME	33,990,728

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(1,632,890))	(286,788,647)
Short sale transactions	(92,305)
Futures transactions	2,221,239
Swap agreement transactions	1,903,634
Written option transactions	43,436
Foreign currency transactions	1,503

(282,711,140)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $9,620,405)	331,609,687
Futures	(3,268,140)
Swaps	(4,377,216)
Foreign currencies	(4,092)

323,960,239

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	41,249,099

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,239,827

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$33,990,728	$91,569,165
Net realized loss on investment, swap and foreign currency transactions	(282,711,140)	(353,630,781)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	323,960,239	(627,558,587)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,239,827	(889,620,203)

DISTRIBUTIONS	(91,535,531)	(353,573,797)

SERIES SHARE TRANSACTIONS:
Series shares sold [578,895 and 1,347,523 shares, respectively]	6,741,013	19,045,784
Series shares issued in reinvestment of distributions [7,405,787 and 22,635,967 shares, respectively]	91,535,531	353,573,797
Series shares repurchased [10,934,187 and 14,641,462 shares, respectively]	(130,291,359)	(224,142,062)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(32,014,815)	148,477,519

TOTAL DECREASE IN NET ASSETS	(48,310,519)	(1,094,716,481)
NET ASSETS:
Beginning of period	2,621,607,383	3,716,323,864

End of period	$2,573,296,864	$2,621,607,383

SEE NOTES TO FINANCIAL STATEMENTS.

A66

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.6%	Shares	Value (Note 2)

Australia — 2.9%
Amcor Ltd.	203,600	$818,684
Australia & New Zealand Banking Group Ltd.	89,300	1,183,447
AWB Ltd.	271,500	257,025
BHP Billiton Ltd., ADR(a)	21,794	1,192,786
BHP Billiton PLC, ADR(a)	56,100	2,550,306
BlueScope Steel Ltd.	218,400	442,850
Centennial Coal Co. Ltd.	220,700	433,433
Downer EDI Ltd.	215,400	968,626
Goodman Fielder Ltd.	443,900	465,671
Macquarie Group Ltd.	11,200	350,634
National Australia Bank Ltd.	86,200	1,552,998
OZ Minerals Ltd.	268,220	196,636
Pacific Brands Ltd.	460,600	315,696
Qantas Airways Ltd.	520,100	842,197
TABCORP Holdings Ltd.	90,900	523,141
Woolworths Ltd.	84,651	1,795,953
WorleyParsons Ltd.	53,665	1,022,768

		14,912,851

Austria
Voestalpine AG	9,500	261,668

Belgium
AGFA-Gevaert NV(b)	62,200	178,179

Brazil — 2.1%
BM&F Bovespa SA	186,712	1,114,841
Itau Unibanco Holding SA, ADR	92,526	1,464,687
Petroleo Brasileiro SA, ADR	125,665	5,149,752
Petroleo Brasileiro SA	94,536	1,570,856
Redecard SA	74,100	1,134,473
Weg SA	70,500	500,102

		10,934,711

Canada — 2.0%
Agnico-Eagle Mines Ltd.	15,693	823,569
Brookfield Asset Management, Inc. (Class A Stock)	71,903	1,227,384
Canadian National Railway Co.(a)	47,800	2,053,488
Potash Corp. of Saskatchewan, Inc.	25,895	2,409,530
Research In Motion Ltd.(b)	12,949	920,026
Shoppers Drug Mart Corp.	50,495	2,170,180
Tim Hortons, Inc.	31,032	758,225

		10,362,402

China — 1.5%
China Life Insurance Co. Ltd. (Class H Stock)	518,000	1,903,754
China Oilfield Services Ltd. (Class H Stock)	942,000	1,015,023
China Overseas Land & Investment Ltd.	730,000	1,684,833
China Railway Construction Corp. Ltd. (Class H Stock)	700,000	1,074,213
Citic Pacific Ltd.	204,000	420,146
CNOOC Ltd.	1,128,000	1,389,529
LI Ning Co. Ltd.	84,500	247,955

		7,735,453

COMMON STOCKS (continued)	Shares	Value (Note 2)

Denmark — 1.1%
Danisco A/S	14,500	$568,197
Danske Bank A/S(b)	44,500	767,697
H Lundbeck A/S	49,400	939,868
Novo Nordisk A/S (Class B Stock)	40,616	2,212,160
Vestas Wind Systems A/S(b)	14,706	1,055,371

		5,543,293

Finland — 0.3%
Pohjola Bank PLC	30,700	245,971
Rautaruukki Oyj	22,300	447,280
Tieto Oyj	56,200	747,846

		1,441,097

France — 4.1%
Alstom SA	32,957	1,956,880
Arkema SA	530	12,483
BNP Paribas	19,800	1,291,211
Compagnie Generale des Etablissements Michelin (Class B Stock)	8,400	481,083
Credit Agricole SA	29,400	368,625
France Telecom SA	42,900	976,133
Iliad SA	13,928	1,354,484
Lagardere SCA	14,000	466,749
Rallye SA	13,400	355,596
Safran SA	72,500	960,258
Sanofi-Aventis SA	43,600	2,576,319
Schneider Electric SA	22,365	1,711,778
Thales SA	13,700	615,051
Thomson(b)	80,000	70,816
Total SA, ADR(a)	70,750	3,836,773
Total SA	27,900	1,512,201
Vinci SA	43,721	1,972,879
Vivendi	32,900	789,730

		21,309,049

Germany — 2.7%
Aurubis AG	10,300	303,099
BASF SE	38,800	1,549,681
Daimler AG	19,500	706,510
Deutsche Bank AG	11,600	705,746
Deutsche Lufthansa AG	51,700	650,738
E.ON AG	108,956	3,869,252
Hannover Rueckversicherung AG(b)	11,800	433,570
MTU Aero Engines Holding AG	28,100	1,026,778
Muenchener Rueckversicherungs AG	12,000	1,620,257
RWE AG	7,100	562,000
Suedzucker AG	21,000	424,746
Thomas Cook Group PLC	164,000	555,706
ThyssenKrupp AG	65,000	1,621,146

		14,029,229

Greece
Alpha Bank A.E.(b)	19,800	216,773

Hong Kong — 0.8%
Chaoda Modern Agriculture Holdings Ltd.	966,070	564,935
Li & Fung Ltd.	418,000	1,116,072
Noble Group Ltd.	1,794,000	2,235,997

		3,917,004

SEE NOTES TO FINANCIAL STATEMENTS.

A67

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

India — 0.8%
HDFC Bank, Ltd., ADR	7,809	$805,342
Infosys Technologies Ltd., ADR(a)	58,087	2,136,440
Vedanta Resources PLC	68,676	1,462,065

		4,403,847

Indonesia — 0.2%
Bank Rakyat Indonesia	1,825,000	1,118,940

Ireland — 0.7%
Allied Irish Banks PLC	42,100	101,169
Bank of Ireland (Governor & Co.)(b)	83,300	197,768
CRH PLC	57,263	1,311,408
Irish Life & Permanent PLC	51,300	261,974
Ryanair Holdings PLC, ADR(b)	66,115	1,877,005

		3,749,324

Israel — 0.6%
Teva Pharmaceutical Industries Ltd., ADR(a)	63,900	3,152,826

Italy — 1.6%
Banco Popolare SC(b)	38,200	285,665
Ciments Francais SA	5,200	441,960
Endesa SA	26,300	631,698
Enel SpA	92,100	449,626
ENI SpA	89,300	2,117,941
Finmeccanica SpA	20,900	294,733
Fondiaria-Sai SpA	19,900	321,225
Indesit Co. SpA(b)	51,100	261,774
Saipem SpA	77,355	1,889,910
Telecom Italia SpA	796,300	1,104,059
Unione di Banche Italiane SCPA	33,200	432,638

		8,231,229

Japan — 7.5%
Aeon Credit Service Co. Ltd.	16,100	210,639
Alpine Electronics, Inc.	41,600	430,337
Alps Electric Co. Ltd.	49,700	269,457
Aoyama Trading Co. Ltd.	34,300	591,996
Asahi Kasei Corp.	226,100	1,147,176
Astellas Pharma, Inc.	36,200	1,278,300
Circle K Sunkus Co. Ltd.	46,900	731,575
Denki Kagaku Kogyo K K	224,900	624,625
Fast Retailing Co. Ltd.	9,500	1,238,083
Fuji Heavy Industries Ltd.	129,000	521,176
Hitachi Capital Corp.	49,400	668,230
Hitachi Information Systems Ltd.	28,300	597,066
Honda Motor Co. Ltd.	17,100	470,436
Jupiter Telecommunications Co. Ltd.	1,616	1,225,783
KDDI Corp.	200	1,061,209
Keihin Corp.	78,900	1,036,641
Kurabo Industries Ltd.	173,100	358,203
Kurita Water Industries Ltd.	20,436	659,994
Kyoei Steel Ltd.	42,800	1,208,921
Kyowa Exeo Corp.	56,000	556,836
Marubeni Corp.	196,700	869,962
Mitsubishi Corp.	103,900	1,917,289
Mitsui & Co. Ltd.	66,000	782,079
Mitsui Chemicals, Inc.	148,000	471,785
Mizuho Financial Group, Inc.	198,100	460,253

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Nifco, Inc.	33,400	$517,398
Nintendo Co. Ltd.	7,500	2,075,662
Nippon Express Co. Ltd.	160,000	726,356
Nippon Light Metal Co. Ltd.(b)	457,000	520,954
Nippon Oil Corp.	185,600	1,092,909
Nippon Shokubai Co. Ltd.	161,000	1,233,784
Nippon Telegraph & Telephone Corp.	37,000	1,506,840
Nissan Motor Co. Ltd.	116,900	709,453
NTT DoCoMo, Inc.	600	877,583
Omron Corp.	36,200	524,473
Ricoh Co. Ltd.	52,000	669,874
Sanwa Holdings Corp.	281,000	1,004,581
Seiko Epson Corp.	17,100	279,068
Seino Holdings Corp.	65,000	539,187
Sumitomo Corp.	115,400	1,173,006
Sumitomo Electric Industries, Ltd.	56,700	635,710
Sumitomo Mitsui Financial Group, Inc.	10,000	404,653
Sumitomo Trust & Banking Co. Ltd. (The)	126,000	676,101
Takeda Pharmaceutical Co. Ltd.	39,900	1,551,309
Terumo Corp.	31,300	1,379,926
Toyota Motor Corp.	29,500	1,115,612
Yokohama Rubber Co. Ltd. (The)	59,600	294,867

		38,897,357

Liechtenstein
Verwaltungs- und Privat-Bank AG	2,578	253,382

Netherlands — 2.5%
Aegon NV	56,800	351,652
Anheuser-Busch InBev NV	46,968	1,703,040
ASM Pacific Technology Ltd.	73,500	375,861
CSM	32,790	485,073
European Aeronautic Defence And Space Co. NV	41,900	680,479
ING Groep NV	80,400	814,538
Koninklijke DSM NV	31,100	977,993
OCE NV	53,300	286,587
QIAGEN NV(b)	74,183	1,374,513
Royal Dutch Shell PLC, ADR(a)	35,250	1,769,197
Royal Dutch Shell PLC (Class B Stock)	162,200	4,083,449

		12,902,382

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	428,780
Fisher & Paykel Appliances Holdings Ltd.	319,700	137,987

		566,767

Norway — 0.4%
DnB NOR ASA(b)	120,700	922,266
Norsk Hydro ASA(b)	54,500	280,816
StatoiHydro ASA	45,100	890,868

		2,093,950

Portugal — 0.3%
Banco Espirito Santo SA	55,100	297,131
Portugal Telecom SGPS SA	109,400	1,073,119

		1,370,250

SEE NOTES TO FINANCIAL STATEMENTS.

A68

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Singapore — 0.8%
CapitaLand Ltd.	463,000	$1,177,199
MobileOne Ltd.	390,330	412,042
Singapore Airlines Ltd.	134,266	1,229,232
Wilmar International Ltd.	303,000	1,045,093

		3,863,566

South Africa — 0.7%
MTN Group Ltd.	143,424	2,202,765
Naspers Ltd. (Class N Stock)	58,600	1,543,310

		3,746,075

Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	114,000	1,435,436
Banco Santander SA	228,100	2,757,318
Banco Santander SA	25,333	305,747
Iberdrola Renovables SA(b)	364,888	1,672,847
Inditex SA	44,346	2,134,249
Repsol YPF SA	66,100	1,479,645
Telefonica SA	140,998	3,202,019

		12,987,261

Sweden — 0.8%
Electrolux AB, Ser. B(b)	56,900	796,010
Hennes & Mauritz AB (Class B Stock)	26,500	1,323,259
Nordea Bank AB	45,600	362,400
Svenska Handelsbanken AB (Class A Stock)	73,200	1,388,108

		3,869,777

Switzerland — 5.9%
ABB Ltd.(b)	99,498	1,571,141
Actelion Ltd.(b)	25,845	1,354,645
Adecco SA	13,100	547,543
Baloise Holding AG	14,600	1,085,706
Clariant AG(b)	103,700	656,739
Credit Suisse Group AG(b)	104,155	4,771,965
Georg Fischer AG(b)	2,000	341,909
Julius Baer Holding AG	18,977	738,057
Kuehne + Nagel International AG	10,045	789,041
Nestle SA	83,264	3,143,919
Novartis AG	36,200	1,473,602
Philip Morris International, Inc.	22,900	998,898
Rieter Holding AG(b)	2,200	369,475
Roche Holding AG	16,639	2,267,101
SGS SA	1,415	1,757,551
Sonova Holding AG	7,442	605,981
Swiss Reinsurance	25,500	847,301
Swisscom AG	6,200	1,907,871
Syngenta AG	5,095	1,185,433
Tyco Electronics Ltd.(a)	87,500	1,626,625
Zurich Financial Services AG	16,182	2,860,222

		30,900,725

Taiwan — 0.7%
MediaTek, Inc.	132,000	1,567,163
Taiwan Semiconductor Manufacturing Co. Ltd.	659,000	1,081,551
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	119,009	1,119,875

		3,768,589

COMMON STOCKS (continued)	Shares	Value (Note 2)

Turkey — 0.2%
Turkiye Garanti Bankasi AS(b)	326,515	$868,644

United Kingdom — 9.3%
AMEC PLC	93,814	1,010,908
Amlin PLC	139,217	694,047
AstraZeneca PLC	71,500	3,152,609
Autonomy Corp. PLC(b)	90,048	2,133,659
Aviva PLC	118,200	665,510
Barclays PLC(b)	457,748	2,127,175
Beazley Group PLC	360,794	578,478
BG Group PLC	213,770	3,599,817
BP PLC	472,900	3,736,764
Brit Insurance Holdings PLC	227,200	707,042
British Sky Broadcasting Group PLC	275,883	2,070,975
BT Group PLC (Class A Stock)	602,100	1,008,815
Cairn Energy PLC(b)	23,695	916,178
Capita Group PLC (The)	218,241	2,573,228
Centrica PLC	88,100	323,946
Davis Service Group PLC	24,300	133,521
Drax Group PLC	94,500	684,050
DS Smith PLC	230,900	253,225
GKN PLC	302,000	617,964
GlaxoSmithKline PLC	55,000	971,481
HSBC Holdings PLC	224,000	1,869,008
IMI PLC	178,800	919,535
Legal & General Group PLC	624,000	583,658
Lloyds Banking Group PLC	381,679	439,996
Marston’s PLC	289,300	566,204
Northern Foods PLC	211,500	181,437
Old Mutual PLC	527,200	704,059
Petrofac Ltd.	81,227	896,665
Reckitt Benckiser Group PLC	54,140	2,472,460
Rolls-Royce Group PLC (Class C Stock)(b)	46,099,825	75,843
Rolls-Royce Group PLC(b)	361,672	2,162,426
Rotork PLC	43,573	594,397
Royal Bank of Scotland Group (The) PLC(b)	263,527	167,496
RSA Insurance Group PLC	300,200	596,094
Spectris PLC	98,200	892,474
Standard Chartered PLC	121,152	2,278,021
Tate & Lyle PLC	127,900	671,734
Tomkins PLC	396,100	966,204
Tullow Oil PLC	123,141	1,907,204
Vodafone Group PLC	865,600	1,683,539

		48,587,846

United States — 43.5%
3M Co.	30,900	1,857,090
Abbott Laboratories	38,129	1,793,588
Air Products & Chemicals, Inc.	20,057	1,295,482
Alcoa, Inc.(a)	61,200	632,196
Altria Group, Inc.	46,500	762,135
American Express Co.	106,097	2,465,694
Ameriprise Financial, Inc.	57,100	1,385,817
Amgen, Inc.(b)	25,600	1,355,264
Analog Devices, Inc.	42,300	1,048,194
Apple, Inc.(b)	37,466	5,336,282
AT&T, Inc.	115,200	2,861,568

SEE NOTES TO FINANCIAL STATEMENTS.

A69

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Avon Products, Inc.	57,200	$1,474,616
Baker Hughes, Inc.(a)	57,100	2,080,724
Bank of America Corp.	598,026	7,893,943
Bank of New York Mellon Corp. (The)	30,800	902,748
Boston Scientific Corp.(b)	10,300	104,442
Cablevision Systems Corp. (Class A Stock)	97,000	1,882,770
Chevron Corp.	59,250	3,925,312
Coca-Cola Co. (The)	27,200	1,305,328
Costco Wholesale Corp.(a)	59,306	2,710,284
Covidien PLC	48,700	1,823,328
CVS Caremark Corp.	109,690	3,495,821
Dell, Inc.(b)	134,700	1,849,431
DIRECTV Group, Inc. (The)(b)	26,587	656,965
Dow Chemical Co. (The)	135,836	2,192,393
E.I. du Pont de Nemours & Co.	48,600	1,245,132
Entergy Corp.	26,700	2,069,784
EOG Resources, Inc.	6,297	427,692
Exxon Mobil Corp.	63,600	4,446,276
Fifth Third Bancorp	91,000	646,100
First Solar, Inc.(b)	2,216	359,258
Fortune Brands, Inc.	42,500	1,476,450
General Dynamics Corp.	80,630	4,466,096
General Electric Co.	197,800	2,318,216
Genzyme Corp.(b)	5,589	311,140
Gilead Sciences, Inc.(b)	27,941	1,308,756
Goldman Sachs Group, Inc. (The)	47,372	6,984,528
Google, Inc. (Class A Stock)(b)	11,398	4,805,283
H&R Block, Inc.	61,700	1,063,091
Hartford Financial Services Group, Inc.(a)	20,900	248,083
Home Depot, Inc.	126,500	2,989,195
Honeywell International, Inc.	32,500	1,020,500
Illinois Tool Works, Inc.	59,800	2,232,932
Intel Corp.	15,200	251,560
International Business Machines Corp.	54,656	5,707,180
International Paper Co.	87,800	1,328,414
Johnson & Johnson	45,150	2,564,520
JPMorgan Chase & Co.	243,866	8,318,269
Juniper Networks, Inc.(b)	24,355	574,778
KeyCorp	116,000	607,840
Kraft Foods, Inc. (Class A Stock)	32,000	810,880
Liberty Media Corp.—Entertainment, Ser. A (Class A Stock)(b)	16,900	452,075
Lockheed Martin Corp.	47,357	3,819,342
Lowe’s Cos., Inc.	131,997	2,562,062
Marsh & McLennan Cos., Inc.	104,100	2,095,533
Mastercard, Inc. (Class A Stock)(a)	21,528	3,601,850
McDonald’s Corp.	152,207	8,750,380
Merck & Co., Inc.(a)	81,700	2,284,332
Microsoft Corp.	160,200	3,807,954
Monsanto Co.	46,265	3,439,340
Morgan Stanley(a)	71,026	2,024,951
Murphy Oil Corp.	41,900	2,276,008
New York Times Co. (The) (Class A Stock)(a)	50,300	277,153

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Newell Rubbermaid, Inc.(a)	105,600	$1,099,296
NIKE, Inc. (Class B Stock)	58,392	3,023,537
NiSource, Inc.	64,600	753,236
Norfolk Southern Corp.	33,515	1,262,510
Pfizer, Inc.	87,900	1,318,500
Pinnacle West Capital Corp.	37,100	1,118,565
Praxair, Inc.	91,780	6,522,804
QUALCOMM, Inc.	99,079	4,478,371
Qwest Communications International, Inc.(a)	138,600	575,190
Raytheon Co.	25,650	1,139,629
Schering-Plough Corp.	64,700	1,625,264
Schlumberger Ltd.	12,750	689,903
Southwest Airlines Co.	277,900	1,870,267
Spectra Energy Corp.	105,500	1,785,060
Sprint Nextel Corp.(b)	306,200	1,472,822
St Joe Co. (The)(a)(b)	45,400	1,202,646
State Street Corp.	42,700	2,015,440
Sunoco, Inc.	22,200	515,040
Time Warner Cable, Inc.	37,900	1,200,293
Time Warner, Inc.(b)	90,800	2,287,252
Transocean Ltd.(a)(b)	68,376	5,079,653
Tyco International Ltd.	59,100	1,535,418
U.S. Bancorp	207,150	3,712,128
Union Pacific Corp.(a)	117,541	6,119,184
Verizon Communications Group, Inc.	27,800	854,294
Viacom, Inc. (Class B Stock)(b)	3,800	86,260
Visa, Inc. (Class A Stock)(a)	77,695	4,837,291
Wal-Mart Stores, Inc.	64,180	3,108,879
Waste Management, Inc.	40,000	1,126,400
Wells Fargo & Co.(a)	166,942	4,050,013
Western Union Co. (The)	92,300	1,513,720
Weyerhaeuser Co.	47,700	1,451,511
Wyeth	66,750	3,029,783
Wynn Resorts Ltd.(a)(b)	64,857	2,289,452
XTO Energy, Inc.	16,094	613,825
Yum! Brands, Inc.	132,140	4,405,548

		226,833,332

TOTAL COMMON STOCKS (cost $560,154,996)		503,007,778

PREFERRED STOCKS — 0.1%
United States
Citigroup, Inc.	6,422	215,538
Wells Fargo & Co.	23,175	516,803

TOTAL PREFERRED STOCKS (cost $607,375)		732,341

	Units
WARRANT
Italy
Unione di Banche Italiane SCPA, expiring 6/30/11(b) (cost $0)	33,200	2,561

TOTAL LONG-TERM INVESTMENTS (cost $560,762,371)		503,742,680

SEE NOTES TO FINANCIAL STATEMENTS.

A70

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENT — 11.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $60,946,616; includes $47,061,860 of cash collateral received for securities on loan (Note 4)(c)(d)	60,946,616	$60,946,616

TOTAL INVESTMENTS(e) — 108.4% (cost $621,708,987)		564,689,296
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(43,832,315)

NET ASSETS — 100.0%		$520,856,981

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $45,332,328; cash collateral of $47,061,860 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(e)	As of June 30, 2009, 232 securities representing $234,026,798 and 44.9% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$3,743,092	$11,169,759	$—
Austria	—	261,668	—
Belgium	—	178,179	—
Brazil	10,934,711	—	—
Canada	10,362,402	—	—
China	—	7,735,453	—
Denmark	—	5,543,293	—
Finland	—	1,441,097	—
France	3,836,773	17,472,276	—
Germany	—	14,029,229	—
Greece	—	216,773	—
Hong Kong	—	3,917,004	—
India	2,941,782	1,462,065	—
Indonesia	—	1,118,940	—
Ireland	1,877,005	1,872,319	—
Israel	3,152,826	—	—
Italy	—	8,231,229	—
Japan	—	38,897,357	—
Liechtenstein	—	253,382	—
Netherlands	1,769,197	11,133,185	—
New Zealand	—	566,767	—
Norway	—	2,093,950	—
Portugal	—	1,370,250	—

SEE NOTES TO FINANCIAL STATEMENTS.

A71

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (cont’d)
Singapore	$—	$3,863,566	$—
South Africa	—	3,746,075	—
Spain	—	12,987,261	—
Sweden	—	3,869,777	—
Switzerland	2,625,523	28,275,202	—
Taiwan	1,119,875	2,648,714	—
Turkey	—	868,644	—
United Kingdom	—	48,587,846	—
United States	226,833,332	—	—
Preferred Stocks
United States	516,803	215,538	—
Warrant
Italy	2,561	—	—
Affiliated Money Market Mutual Fund	60,946,616	—	—

	330,662,498	234,026,798	—
Other Financial Instruments*	—	—	—

Total	$330,662,498	$234,026,798	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Preferred Stock
Balance as of 12/31/08	$102,852	$295,558
Realized gain (loss)	—	(739,980)
Change in unrealized appreciation (depreciation)	—	444,422
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(102,852)	—

Balance as of 6/30/09	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A72

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 9.0% of collateral received for securities on loan)	11.7%
Oil, Gas & Consumable Fuels	9.5
Commercial Banks	6.9
Pharmaceuticals	6.2
Chemicals	4.9
Capital Markets	3.9
Diversified Financial Services	3.5
Hotels, Restaurants & Leisure	3.4
Diversified Telecommunication Services	3.2
Insurance	3.2
Aerospace & Defense	3.1
Food & Staples Retailing	2.8
IT Services	2.8
Energy Equipment & Services	2.6
Computers & Peripherals	2.5
Media	2.5
Metals & Mining	2.3
Road & Rail	2.1
Specialty Retail	2.1
Electric Utilities	1.6
Food Products	1.6
Software	1.5
Wireless Telecommunication Services	1.5
Electrical Equipment	1.4
Industrial Conglomerates	1.4
Airlines	1.3
Trading Companies & Distributors	1.3
Communications Equipment	1.2
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	1.0
Internet Software & Services	0.9
Machinery	0.9
Professional Services	0.9
Biotechnology	0.8
Electronic Equipment & Instruments	0.8
Healthcare Equipment & Supplies	0.8
Household Durables	0.8
Automobiles	0.7
Construction & Engineering	0.7
Textiles, Apparel & Luxury Goods	0.7
Beverages	0.6
Consumer Finance	0.6
Auto Components	0.5
Household Products	0.5
Independent Power Producers & Energy Traders	0.5
Paper & Forest Products	0.5
Commercial Services & Supplies	0.4
Construction Materials	0.3
Distributors	0.3
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3
Personal Products	0.3
Tobacco	0.3
Building Products	0.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Marine	0.2
Office Electronics	0.2

108.4
Liabilities in excess of other assets	(8.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A73

GLOBAL PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$2,561	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrant	Forward Contracts	Rights	Total
Foreign exchange contracts	$—	$(30,574)	$—	$(30,574)
Equity contracts	12,137	—	(329,439)	(317,302)

Total	$12,137	$(30,574)	$(329,439)	$(347,876)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrant	Forward Contracts	Total
Foreign exchange contracts	$—	$31,520	$31,520
Equity contracts	2,561	—	2,561

Total	$2,561	$31,520	$34,081

SEE NOTES TO FINANCIAL STATEMENTS.

A74

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $45,332,328:
Unaffiliated investments (cost $560,762,371)	$503,742,680
Affiliated investments (cost $60,946,616)	60,946,616
Cash	103,878
Foreign currency, at value (cost $3,828,352)	3,933,680
Receivable for investments sold	2,494,700
Foreign tax reclaim receivable	1,013,879
Dividends and interest receivable	699,917
Receivable for Series shares sold	88,177
Prepaid expenses	1,821

Total Assets	573,025,348

LIABILITIES
Collateral for securities on loan	47,061,860
Payable for investments purchased	4,495,672
Management fee payable	323,785
Accrued expenses and other liabilities	252,761
Payable for Series shares repurchased	33,694
Affiliated transfer agent fee payable	595

Total Liabilities	52,168,367

NET ASSETS	$520,856,981

Net assets were comprised of:
Paid-in capital	$740,007,199
Retained earnings	(219,150,218)

Net assets, June 30, 2009	$520,856,981

Net asset value and redemption price per share, $520,856,981 / 38,208,272 outstanding shares of beneficial interest	$13.63

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $563,661)	$8,271,403
Affiliated income from securities loaned, net	192,572
Affiliated dividend income	63,654
Interest	5,075

8,532,704

EXPENSES
Management fee	1,771,401
Custodian’s fees and expenses	138,000
Shareholders’ reports	83,000
Audit fee	13,000
Insurance expenses	8,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	23,859

Total expenses	2,057,260

NET INVESTMENT INCOME	6,475,444

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(63,768,279)
Foreign currency transactions	(348,455)

(64,116,734)

Net change in unrealized appreciation (depreciation) on:
Investments	91,276,837
Foreign currencies	203,807

91,480,644

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	27,363,910

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,839,354

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$6,475,444	$15,477,187
Net realized loss on investment, futures and foreign currency transactions	(64,116,734)	(101,996,224)
Net change in unrealized appreciation (depreciaton) on investments and foreign currencies	91,480,644	(316,326,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,839,354	(402,845,309)

DISTRIBUTIONS	(15,473,292)	(61,349,073)

SERIES SHARE TRANSACTIONS:
Series shares sold [494,369 and 1,400,663 shares, respectively]	6,146,426	27,172,912
Series shares issued in reinvestment of distributions [1,100,519 and 2,931,155 shares, respectively]	15,473,292	61,349,073
Series shares repurchased [2,609,378 and 5,123,305 shares, respectively]	(31,860,822)	(96,604,973)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(10,241,104)	(8,082,988)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,124,958	(472,277,370)
NET ASSETS:
Beginning of period	512,732,023	985,009,393

End of period	$520,856,981	$512,732,023

SEE NOTES TO FINANCIAL STATEMENTS.

A75

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 88.0%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset Backed Securities — 2.2%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,526,996
Small Business Administration Participation Certificates, Ser. 1996-20J, Class 1	7.200%	10/01/16	2,125	2,289,483
Ser. 1997-20A, Class 1	7.150%	01/01/17	1,693	1,837,360
Ser. 1997-20G, Class 1	6.850%	07/01/17	771	818,876
Ser. 1998-20I, Class 1	6.000%	09/01/18	1,659	1,762,944

				8,235,659

Collateralized Mortgage Obligations — 4.2%
Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM	5.500%	09/15/17	2,819	2,974,019
Ser. 2002-2501, Class MC	5.500%	09/15/17	1,251	1,327,555
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,483,526
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,920	2,033,811
Federal National Mortgage Association, Ser. 2002-18, Class PC	5.500%	04/25/17	4,347	4,571,704
Ser. 2002-57, Class ND	5.500%	09/25/17	1,402	1,486,037
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.624%	10/25/28	118	86,498
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	4.802%	02/25/34	405	305,069

				15,268,219

Commercial Mortgage Backed Securities — 7.6%
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2004-T16, Class A5	4.600%	02/13/46	4,200	3,618,663
Ser. 2006-PW11, Class A4(a)	5.623%	03/11/39	860	738,297
Ser. 2006-T22, Class A4(a)	5.630%	04/12/38	2,825	2,499,457
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(a)	6.220%	12/10/49	1,230	1,088,537
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	6.015%	05/15/46	1,300	1,021,263
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,415	2,267,489
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB(a)	5.840%	05/12/39	1,500	1,372,303
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	3,000	2,594,454
Morgan Stanley Capital I, Ser. 2005-IQ9, Class AAB	4.510%	07/15/56	2,500	2,437,553
Ser. 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,313,224
Ser. 2006-IQ11, Class A4(a)	5.771%	10/15/42	2,800	2,330,621
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	5.926%	05/15/43	2,000	1,635,035
Ser. 2006-C27, Class A2	5.624%	07/15/45	3,000	2,804,201
Ser. 2007-C33, Class A3(a)	6.100%	02/15/51	3,000	2,270,618

				27,991,715

Corporate Bonds — 2.2%
African Development Bank, Notes	3.000%	05/27/14	7,105	6,968,961
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	961,611

				7,930,572

Mortgage Backed Securities — 47.7%
Federal Home Loan Mortgage Corp.(a)	2.762%	05/01/34	1,146	1,146,091
Federal Home Loan Mortgage Corp.	5.000%	06/01/33-05/01/34	8,375	8,562,436
Federal Home Loan Mortgage Corp.	5.000%	TBA 30 Year	10,500	10,634,526
Federal Home Loan Mortgage Corp.	5.500%	05/01/37-05/01/38	4,233	4,376,149

SEE NOTES TO FINANCIAL STATEMENTS.

A76

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage Backed Securities (continued)
Federal Home Loan Mortgage Corp.	5.500%		TBA 30 Year	$9,000	$9,255,942
Federal Home Loan Mortgage Corp.	6.000%		09/01/34	570	598,815
Federal Home Loan Mortgage Corp.	6.000%		TBA 30 Year	7,000	7,304,066
Federal Home Loan Mortgage Corp.	6.500%		01/01/11-09/01/32	419	444,755
Federal Home Loan Mortgage Corp.	7.000%		08/01/11-10/01/32	190	199,876
Federal National Mortgage Association(a)	2.771%		06/01/34	1,015	1,020,171
Federal National Mortgage Association(a)	2.876%		07/01/33	3,269	3,267,751
Federal National Mortgage Association(a)	3.690%		04/01/34	425	437,431
Federal National Mortgage Association	4.000%		TBA 30 Year	1,000	966,328
Federal National Mortgage Association(a)	4.058%		08/01/33	2,359	2,379,613
Federal National Mortgage Association	4.500%		TBA 15 Year	3,500	3,570,000
Federal National Mortgage Association	4.500%		TBA 30 Year	9,000	8,946,558
Federal National Mortgage Association(a)	4.655%		04/01/34	954	985,471
Federal National Mortgage Association	5.000%		07/01/18-05/01/36	14,031	14,494,866
Federal National Mortgage Association	5.500%		01/01/17-05/01/37	34,437	35,700,594
Federal National Mortgage Association	5.500%		TBA 15 Year	4,500	4,708,125
Federal National Mortgage Association	5.500%		TBA 30 Year	5,000	5,160,940
Federal National Mortgage Association	6.000%		11/01/14-05/01/38	12,616	13,242,818
Federal National Mortgage Association	6.000%		TBA 30 Year	12,000	12,540,000
Federal National Mortgage Association	6.260%		03/01/11	1,118	1,175,492
Federal National Mortgage Association	6.500%		11/01/09-10/01/37	5,682	6,084,166
Federal National Mortgage Association	7.000%		02/01/12-01/01/36	1,240	1,347,172
Federal National Mortgage Association	7.500%		11/01/09-10/01/12	72	75,709
Federal National Mortgage Association	8.000%		03/01/22-02/01/26	32	34,904
Federal National Mortgage Association	9.000%		02/01/25-04/01/25	182	199,226
Government National Mortgage Association	5.000%		07/15/33-04/15/34	3,297	3,383,138
Government National Mortgage Association	5.500%		03/15/34-03/15/36	3,173	3,291,087
Government National Mortgage Association	5.500%		TBA 30 Year	1,000	1,032,500
Government National Mortgage Association	6.000%		TBA 30 Year	5,500	5,728,591
Government National Mortgage Association	6.500%		07/15/32-08/15/32	663	712,842
Government National Mortgage Association	7.000%		03/15/23-08/15/28	1,512	1,644,396
Government National Mortgage Association	7.500%		12/15/25-02/15/26	291	319,429
Government National Mortgage Association	8.500%		09/15/24-04/15/25	401	434,654

					175,406,628

Municipal Bond — 0.5%
Connecticut St. Hlth. & Ed. Fac. Auth. Rev., Yale Univ.	5.050%		07/01/42	1,800	1,841,616

Non-Corporate Foreign Agencies — 2.7%
Commonwealth Bank of Australia (Australia), 144A	3.625%		06/25/14	1,890	1,902,563
Societe Financement de L’economie Francaise (France), 144A	2.250%		06/11/12	8,230	8,181,472

					10,084,035

U.S. Government Agency Obligations — 5.7%
Federal Farm Credit Bank(b)	4.875%		01/17/17	980	1,042,977
Federal Home Loan Banks	5.000%		11/17/17	1,285	1,367,387
Federal Home Loan Banks	5.625%		06/11/21	2,015	2,116,155
Federal Home Loan Mortgage Corp.	3.750%		03/27/19	1,950	1,916,156
Federal National Mortgage Association	5.000%		05/11/17	4,370	4,745,527
Federal National Mortgage Association	6.625%		11/15/30	1,230	1,506,473
Financing Corp. FICO,
Ser. 1P	4.710%	(c)	05/11/18	4,000	2,661,172
Ser. 2P	5.550%	(c)	11/30/17	2,940	1,994,370
Ser. 3P	5.550%	(c)	11/30/17	3,640	2,469,219
Tennessee Valley Authority	4.500%		04/01/18	805	821,222
Tennessee Valley Authority	5.500%		06/15/38	465	469,637

					21,110,295

SEE NOTES TO FINANCIAL STATEMENTS.

A77

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Securities — 15.2%
U.S. Treasury Bond	3.500%	02/15/39	$3,620	$3,130,178
U.S. Treasury Bond	4.250%	05/15/39	4,990	4,939,302
U.S. Treasury Bond	6.000%	02/15/26	245	295,493
U.S. Treasury Bond(b)	6.250%	08/15/23	14,175	17,266,922
U.S. Treasury Bond	7.875%	02/15/21	585	794,229
U.S. Treasury Bond(d)	8.750%	08/15/20	505	723,413
U.S. Treasury Bond	8.750%	05/15/20	2,760	3,945,075
U.S. Treasury Inflation Index	1.625%	01/15/15	56	55,572
U.S. Treasury Inflation Index	2.000%	07/15/14	6	5,788
U.S. Treasury Note(b)	1.875%	06/15/12	10,495	10,571,299
U.S. Treasury Note	2.625%	06/30/14	350	351,095
U.S. Treasury Note	3.250%	06/30/16	1,680	1,686,037
U.S. Treasury Strip Coupon	5.310%	05/15/20	3,220	2,030,577
U.S. Treasury Strip Principal	4.260%(c)	05/15/20	4,390	2,776,662
U.S. Treasury Strip Principal	4.410%(c)	05/15/21	6,880	4,098,519
U.S. Treasury Strip Principal	5.850%(c)	11/15/21	5,710	3,311,657

				55,981,818

TOTAL LONG-TERM INVESTMENTS (cost $320,404,566)				323,850,557

			Shares
SHORT-TERM INVESTMENTS — 35.8%
AFFILIATED MUTUAL FUNDS — 35.8%
Dryden Core Investment Fund — Short-Term Bond Series (cost $52,856,565) (Note 4)(e)			5,353,200	41,915,556
Dryden Core Investment Fund — Taxable Money Market Series (cost $89,848,320; includes $19,349,268 of cash collateral received for securities on loan) (Note 4)(e)(f)			89,848,320	89,848,320

TOTAL AFFILIATED MUTUAL FUNDS (cost $142,704,885)				131,763,876

TOTAL INVESTMENTS — 123.8% (cost $463,109,451)				455,614,433
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (23.8)%				(87,567,762)

NET ASSETS — 100.0%				$368,046,671

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FICO	Financing Corporation
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can beredeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $18,936,742; cash collateral of $19,349,268 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(d)	Security segregated as collateral for futures contracts.

(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation
Long Positions:
153	U.S. Treasury 2 Yr. Notes	Sep. 2009	$32,918,107	$33,081,469	$163,362
216	U.S. Treasury 5 Yr. Notes	Sep. 2009	24,693,190	24,779,250	86,060

					249,422

Short Positions:
167	U.S. Long Bond	Sep. 2009	19,815,983	19,766,016	49,967
54	U.S. Treasury 10 Yr. Notes	Sep. 2009	6,402,565	6,278,344	124,221

					174,188

					$423,610

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(a)	6/17/11	$4,150	1.67000%	3 month LIBOR	$(14,755)
Morgan Stanley Capital Services(b)	6/17/14	3,500	3.19000%	3 month LIBOR	42,489
Morgan Stanley Capital Services(a)	6/17/19	1,000	4.03000%	3 month LIBOR	(24,807)
Morgan Stanley Capital Services(a)	6/23/14	1,890	3.24709%	3 month LIBOR	(26,080)

					$(23,153)

LIBOR—London	Interbank Offered Rate

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$8,235,659	$—
Collateralized Mortgage Obligations	—	15,268,219	—
Commercial Mortgage Backed Securities	—	27,991,715	—
Corporate Bonds	—	7,930,572	—
Mortgage Backed Securities	—	175,406,628	—
Municipal Bond	—	1,841,616	—
Non-Corporate Foreign Agencies	—	10,084,035	—
U.S. Government Agency Obligations	—	21,110,295	—
U.S. Treasury Securities	—	55,981,818	—
Affiliated Mutual Funds	131,763,876	—	—

	131,763,876	323,850,557	—
Other Financial Instruments*	423,610	(23,153)	—

Total	$132,187,486	$323,827,404	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Mortgage Backed Securities	47.7%
Affiliated Mutual Funds (including 5.3% of collateral received for securities on loan)	35.8
U.S. Treasury Securities	15.2
Commercial Mortgage Backed Securities	7 .6
U.S. Government Agency Obligations	5 .7
Collateralized Mortgage Obligations	4 .2
Non-Corporate Foreign Agencies	2 .7
Asset Backed Securities	2 .2
Corporate Bonds	2 .2
Municipal Bond	0 .5

123.8
Liabilities in excess of other assets	(23.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker–variation margin	$423,610*	—	$—
Interest rate contracts	Unrealized appreciation on swaps	42,489	Unrealized depreciation on swaps	65,642

Total		$466,099		$65,642

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Contracts	Swaps	Purchased Options	Written Options	Total
Foreign exchange contracts	$—	$(90,336)	$—	$(49,981)	$—	$(140,317)
Interest rate contracts	1,943,337	—	500,620	(66,398)	26,170	2,403,729

Total	$1,943,337	$(90,336)	$500,620	$(116,379)	$26,170	$2,263,412

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Contracts	Swaps	Purchased Options	Total
Foreign exchange contracts	$—	$88,182	$—	$49,976	$138,158
Interest rate contracts	209,458	—	185,717	—	395,175

Total	$209,458	$88,182	$185,717	$49,976	$533,333

SEE NOTES TO FINANCIAL STATEMENTS.

A80

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $18,936,742:
Unaffiliated investments (cost $320,404,566)	$323,850,557
Affiliated investments (cost $142,704,885)	131,763,876
Receivable for investments sold	83,364,323
Dividends and interest receivable	1,714,044
Receivable for Series shares sold	92,343
Unrealized appreciation on swaps	42,489
Due from broker–variation margin	6,455
Prepaid expenses	751

Total Assets	540,834,838

LIABILITIES
Payable for investments purchased	153,035,694
Collateral for securities on loan	19,349,268
Accrued expenses and other liabilities	153,198
Management fee payable	120,684
Unrealized depreciation on swaps	65,642
Payable for Series shares repurchased	60,076
Deferred trustees’ fees	2,859
Affiliated transfer agent fee payable	595
Payable to custodian	151

Total Liabilities	172,788,167

NET ASSETS	$368,046,671

Net assets were comprised of:
Paid-in capital	$369,329,883
Retained earnings	(1,283,212)

Net assets, June 30, 2009	$368,046,671

Net asset value and redemption price per share, $368,046,671 / 31,998,818 outstanding shares of beneficial interest	$11.50

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$6,070,175
Affiliated dividend income	653,333
Affiliated income from securities loaned, net	97,873

6,821,381

EXPENSES
Management fee	734,901
Shareholders’ reports	70,000
Custodian’s fees and expenses	50,000
Audit fee	14,000
Interest expense (Note 8)	6,486
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Insurance expenses	3,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,312

Total expenses	899,699

NET INVESTMENT INCOME	5,921,682

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(23,213))	2,885,424
Foreign currency transactions	(90,591)
Futures transactions	1,943,337
Short sale transactions	(42,363)
Swap transactions	500,620
Written option transactions	26,170

5,222,597

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $2,538,433)	(1,163,434)
Foreign currencies	88,182
Futures	209,458
Swaps	185,717

(680,077)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,542,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,464,202

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,921,682	$13,906,867
Net realized gain on investment and foreign currency transactions	5,222,597	8,180,834
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(680,077)	(7,237,091)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,464,202	14,850,610

DISTRIBUTIONS	(7,228,574)	(14,159,429)

SERIES SHARE TRANSACTIONS:
Series shares sold [744,035 and 3,779,508 shares, respectively]	8,513,002	43,082,961
Series shares issued in reinvestment of distributions [637,882 and 1,259,137 shares, respectively]	7,228,574	14,159,429
Series shares repurchased [1,871,812 and 2,453,088 shares, respectively]	(21,443,986)	(27,727,532)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(5,702,410)	29,514,858

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,466,782)	30,206,039
NET ASSETS:
Beginning of period	370,513,453	340,307,414

End of period	$368,046,671	$370,513,453

SEE NOTES TO FINANCIAL STATEMENTS.

A81

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 95.5%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

ASSET BACKED SECURITY — 0.1%
Golden Knight CDO Ltd./Golden Knight Cdo Corp., Ser. 2007-2A, Class B, 144A (cost $741,971)(a)	NR	1.521%	04/15/19	$4,000	$1,440,000

BANK LOANS — 7.7%
Automotive — 1.1%
Ford Motor Co.(a)(b)	Caa1	3.594%	12/15/13	20,857	15,038,202
TRW Automotive, Inc.(a)(b)	B2	1.875%	02/09/14	2,176	1,911,076

					16,949,278

Cable — 0.7%
Charter Communications Operating LLC, Term B, Refi.(a)(b)	Ba2	6.337%	09/06/14	8,373	7,540,483
CSC Holdings, Term A1(a)(b)	Baa3	1.319%	02/24/12	3,159	3,014,033

					10,554,516

Capital Goods — 0.5%
Capital Safety Group Ltd.(a)(b)	B2	2.300%	07/20/15	2,728	2,155,377
Capital Safety Group Ltd.(a)(b)	B2	3.050%	07/20/16	7,272	5,744,623

					7,900,000

Chemicals — 0.5%
ISP Chemco, Inc.(a)(b)	Ba3	2.125%	06/04/14	5,458	4,961,529
Sabic Innovative Plastic Holdings(a)(b)	Ba2	2.810%	08/29/14	2,500	1,950,000

					6,911,529

Consumer — 0.2%
Realogy Corp.(a)(b)	Caa1	4.148%	10/10/13	846	609,355
Realogy Corp.(a)(b)	Caa1	4.177%	10/10/13	3,143	2,263,317

					2,872,672

Electric — 1.9%
Calpine Corp.(b)	B2	3.475%	03/29/14	3,790	3,347,118
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.821%	10/10/14	4,000	2,812,500
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.821%	10/10/14	32,464	23,134,583

					29,294,201

Gaming — 0.2%
Motorcity Casino(a)(b)	B3	8.500%	07/13/12	3,485	2,909,670

Healthcare & Pharmaceutical — 1.5%
Concentra, Inc.(a)(b)	B2	6.720%	06/25/15	2,077	1,246,225
PTS Acquisition Corp.(a)(b)	Ba3	2.560%	04/10/14	6,860	5,670,936
Royalty Pharma Finance Trust(b)	Baa3	7.750%	05/15/15	11,250	9,731,250
Skilled Healthcare, Inc.(a)(b)	B1	2.602%	06/15/12	5,938	5,146,462

					21,794,873

Technology — 1.0%
First Data Corp.(a)(b)	B1	3.065%	09/24/14	3,990	2,844,262
First Data Corp.(a)(b)	B1	3.065%	09/24/14	4,913	3,672,094
First Data Corp.(a)(b)	B1	3.065%	09/24/14	4,913	3,670,561
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	3.037%	10/01/14	461	379,044
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	3.381%	10/01/14	133	108,921
Sensata Technologies(a)(b)	B3	2.804%	04/27/13	5,193	3,929,007

					14,603,889

Telecommunications — 0.1%
Level 3 Communications, Inc.(a)(b)	B1	11.660%	03/13/14	1,500	1,541,250

TOTAL BANK LOANS (cost $120,939,339)					115,331,878

SEE NOTES TO FINANCIAL STATEMENTS.

A82

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS — 87.6%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 2)

Aerospace/Defense — 1.8%
BE Aerospace, Inc., Sr. Unsec’d. Notes(c)	Ba3	8.500%	07/01/18	$2,900		$2,733,250
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	750		685,313
Esterline Technologies Corp., Gtd. Notes	B1	7.750%	06/15/13	4,500		4,365,000
L-3 Communications Corp., Gtd. Notes	Ba3	6.125%	01/15/14	1,180		1,097,400
L-3 Communications Corp., Gtd. Notes, Ser. B(c)	Ba3	6.375%	10/15/15	4,875		4,424,062
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	3,275		3,283,187
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,000		1,845,000
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	5,000		4,675,000
TransDigm, Inc., Gtd. Notes	B3	7.750%	07/15/14	4,350		4,132,500

						27,240,712

Airlines — 0.2%
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	CCC+(d)	10.400%	03/15/11	1,000		490,000
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	CCC+(d)	10.400%	03/10/11	1,000		490,000
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	NR	10.550%	03/12/21	1,425		505,875
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B, Class B	Ba2	6.748%	03/15/17	714		521,545
Continental Airlines, Inc., Pass-thru Certs., Ser. 992B, Class B	Ba2	7.566%	03/15/20	448		367,603

						2,375,023

Automotive — 1.6%
Ford Motor Credit Co., Sr. Unsec’d. Notes	Caa1	7.250%	10/25/11	8,780		7,594,156
Ford Motor Credit Co., Sr. Unsec’d. Notes	Caa1	7.875%	06/15/10	5,300		5,034,284
Ford Motor Credit Co., Sr. Unsec’d. Notes(c)	Caa1	9.875%	08/10/11	2,250		2,081,369
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B1	10.500%	05/15/16	4,675		4,721,750
TRW Automotive, Inc., Gtd. Notes, 144A(c)	Caa2	7.250%	03/15/17	6,900		4,761,000
Visteon Corp., Sr. Unsec’d. Notes (original cost $2,208,719; purchased 10/25/04-/2/16/07)(b)(e)(f)	D(d)	7.000%	03/10/14	2,595		77,850

						24,270,409

Banking — 0.3%
HSBK Europe BV (Netherlands), Gtd. Notes, 144A (original cost $3,470,880; purchased 4/25/07)(f)	Ba2	7.250%	05/03/17	3,500		1,995,000
MBNA Capital A, Gtd. Notes., Ser. A	Baa3	8.278%	12/01/26	2,750		2,316,875

						4,311,875

Building Materials & Construction — 1.7%
Centex Corp., Sr. Unsec’d. Notes	Ba3	4.550%	11/01/10	1,700		1,661,750
Centex Corp., Sr. Unsec’d. Notes	Ba3	5.700%	05/15/14	2,400		2,178,000
Centex Corp., Sr. Unsec’d. Notes	Ba3	5.800%	09/15/09	2,090		2,090,000
D.R. Horton, Inc., Gtd. Notes	Ba3	5.625%	09/15/14	619		529,245
D.R. Horton, Inc., Gtd. Notes(c)	Ba3	6.000%	04/15/11	3,000		2,940,000
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500%	04/15/16	900		769,500
KB Home, Gtd. Notes(c)	B1	6.375%	08/15/11	12,625		12,183,125
Owens Corning, Gtd. Notes	Ba1	6.500%	12/01/16	2,975		2,607,775
Toll Corp., Gtd. Notes	Ba2	8.250%	12/01/11	333		333,000

						25,292,395

Cable — 3.2%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100	(g)	114
CCH II LLC / CCH II Capital Corp., Gtd. Notes, 144A(e)	NR	10.250%	10/01/13	2,100		2,079,000
CCH II/ CCH II CP, Gtd. Notes(c)(e)	NR	10.250%	10/01/13	1,683		1,767,150
CSC Holdings, Inc., Sr. Unsec’d. Notes, Ser. B(c)	Ba3	7.625%	04/01/11	2,400		2,376,000
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18	1,200		1,111,500
CSC Holdings, Inc., Sr. Unsec’d. Notes(c)	Ba3	7.875%	02/15/18	800		749,000
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.500%	06/15/15	2,950		2,898,375
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(c)	Ba3	8.625%	02/15/19	3,450		3,355,125
DirectTV Holdings LLC, Gtd. Notes	Ba3	8.375%	03/15/13	200		200,500
DirectTV Holdings LLC/DirectTV Financing Co., Gtd. Notes(c)	Ba3	7.625%	05/15/16	2,600		2,528,500
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	2,545		2,373,213
Echostar DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	500		476,250

SEE NOTES TO FINANCIAL STATEMENTS.

A83

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Cable (continued)
Mediacom Broadband LLC, Sr. Unsec’d. Notes(c)	B3	8.500%	10/15/15	$1,975	$1,777,500
Mediacom LLC, Sr. Unsec’d. Notes(c)	B3	9.500%	01/15/13	1,925	1,833,562
Shaw Communications, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	8.250%	04/11/10	525	539,437
UPC Broadband Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A	B2	9.875%	04/15/18	7,500	7,134,375
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.375%	12/15/15	3,450	3,092,063
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.875%	01/15/14	5,820	5,383,500
Videotron Ltee (Canada), Gtd. Notes, 144A	BB-(d)	9.125%	04/15/18	2,550	2,591,438
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(c)	B2	9.125%	08/15/16	2,075	1,997,187
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1(c)	B2	9.500%	08/15/16	4,400	4,334,000

					48,597,789

Capital Goods — 9.6%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	4,725	4,299,750
ALH Finance LLC, Gtd. Notes(c)	Caa1	8.500%	01/15/13	8,150	7,131,250
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	03/15/15	4,400	4,466,000
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000%	08/15/16	9,840	8,339,400
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A	B2	8.625%	08/01/15	5,325	4,539,563
Baldor Electric Co., Gtd. Notes(c)	B3	8.625%	02/15/17	5,135	4,749,875
Blount, Inc., Gtd. Notes	B2	8.875%	08/01/12	9,790	9,814,475
Columbus McKinnon Corp., Gtd. Notes	B1	8.875%	11/01/13	7,300	7,309,125
Erac USA Finance Co., Bonds, 144A (original cost $2,689,800; purchased 5/01/09-5/06/09)(b)(f)	Baa2	5.600%	05/01/15	3,335	3,035,237
Erac USA Finance Co., Bonds, 144A (original cost $3,209,250; purchased 5/06/09-5/08/09)(b)(f)	Baa2	5.900%	11/15/15	3,950	3,619,424
Hertz Corp., Gtd. Notes(c)	B2	8.875%	01/01/14	12,057	11,092,440
Interline Brands, Inc., Gtd. Notes	B3	8.125%	06/15/14	4,865	4,792,025
Johnsondiversey Holdings, Inc., Disc. Notes, Ser. B	Caa1	10.670%	05/15/13	7,281	6,116,040
Johnsondiversey, Inc., Gtd. Notes, Ser. B(c)	B2	9.625%	05/15/12	3,710	3,682,175
Mobile Mini, Inc., Gtd. Notes	B2	6.875%	05/01/15	3,732	3,106,890
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	Caa2	9.500%	08/01/14	8,205	7,015,275
Rental Service Corp., Gtd. Notes(c)	Caa2	9.500%	12/01/14	10,095	8,101,237
RSC Equipment Rental, Inc., Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/17	3,050	3,050,000
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.625%	12/15/14	10,530	10,161,450
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba2	7.000%	12/01/16	250	197,500
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba2	7.500%	11/01/13	8,836	7,444,330
Terex Corp., Gtd. Notes	Ba3	7.375%	01/15/14	4,790	4,382,850
Terex Corp., Sr. Sub. Notes(c)	Caa1	8.000%	11/15/17	8,125	6,246,094
UCAR Finance, Inc., Gtd. Notes	Ba3	10.250%	02/15/12	937	885,465
United Rentals North America, Inc., Gtd. Notes(c)	B2	6.500%	02/15/12	1,045	1,013,650
United Rentals North America, Inc., Gtd. Notes, 144A(c)	B2	10.875%	06/15/16	6,400	6,144,000
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875%	05/01/14	4,920	4,760,100

					145,495,620

Chemicals — 1.3%
Huntsman International LLC, Sr. Sec’d. Notes	Ba1	11.625%	10/15/10	7,998	8,197,950
Koppers, Inc., Sr. Sec’d. Notes(c)	Ba3	9.875%	10/15/13	8,180	8,057,300
Momentive Performance Materials, Inc., Gtd. Notes(c)	Ca	9.750%	12/01/14	4,580	2,038,100
Nalco Co., Sr. Notes, 144A(c)	Ba2	8.250%	05/15/17	1,525	1,532,625

					19,825,975

Consumer — 2.3%
Jarden Corp., Sr. Unsec’d. Notes(c)	B2	8.000%	05/01/16	2,050	1,957,750
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	2,950	2,806,188
Realogy Corp., Gtd. Notes	Ca	10.500%	04/15/14	13,325	5,763,063
Realogy Corp., Gtd. Notes, PIK	Ca	11.000%	04/15/14	8,459	2,664,565
Service Corp. International, Sr. Unsec’d. Notes	B1	6.750%	04/01/16	2,725	2,459,312
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	06/15/17	3,873	3,505,065
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%	10/01/14	875	826,875

SEE NOTES TO FINANCIAL STATEMENTS.

A84

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Consumer (continued)
Service Corp. International, Sr. Unsec’d. Notes	B1	7.875%	02/01/13	$2,650	$2,544,000
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250%	02/15/13	8,925	8,300,250
Ticketmaster, Gtd. Notes, 144A	Ba3	10.750%	07/28/16	3,775	3,359,750

					34,186,818

Electric — 6.4%
AES Corp., Sr. Sec’d. Notes, 144A	Ba3	8.750%	05/15/13	4,292	4,356,380
AES Corp., Sr. Unsec’d. Notes(c)	B1	7.750%	03/01/14	4,160	3,941,600
AES Corp., Sr. Unsec’d. Notes(c)	B1	7.750%	10/15/15	3,240	3,013,200
AES Corp., Sr. Unsec’d. Notes(c)	B1	8.000%	10/15/17	2,725	2,534,250
AES Corp., Sr. Unsec’d. Notes	B1	8.000%	06/01/20	400	359,000
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A	Ba1	9.000%	01/02/17	6,023	5,601,816
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-B(b)	Ba1	9.670%	01/02/29	2,000	1,730,000
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A (original cost $965,704; purchased 3/03/09)(b)(f)	B1	8.540%	11/30/19	1,053	942,022
CMS Energy Corp., Sr. Unsec’d. Notes(c)	Ba1	6.550%	07/17/17	3,350	3,016,404
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. A	B2	7.270%	11/08/10	879	876,782
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. B	B2	7.670%	11/08/16	8,193	7,189,358
Midwest Generation LLC, Pass-thru Certs., Ser. B	Ba1	8.560%	01/02/16	2,943	2,883,817
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	4,325	4,314,188
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.500%	10/01/21	600	474,000
Mirant Corp., Sr. Notes, 144A(b)	NR	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	174	172,859
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	3,578	3,551,275
Mirant North America LLC, Gtd. Notes	B1	7.375%	12/31/13	5,050	4,848,000
Nevada Power Co., Genl. Ref. Mtge., Ser. A	Baa3	8.250%	06/01/11	1,675	1,784,394
NRG Energy, Inc., Gtd. Notes(c)	B1	7.250%	02/01/14	6,550	6,353,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	4,995	4,726,519
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	1,300	1,225,250
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.000%	05/01/10	9,976	10,325,160
PSEG Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	06/15/11	8,505	8,586,784
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(b)	Ba1	9.237%	07/02/17	2,241	2,151,703
RRI Energy, Inc., Sr. Sec’d. Notes	B1	6.750%	12/15/14	1,663	1,602,716
Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A	Ba2	9.000%	12/30/13	4,628	4,523,100
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $2,868,570; purchased 5/02/08-6/30/08)(b)(f)	Ba2	7.000%	06/30/21	3,028	2,606,566
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, Ser. B(c)	Caa1	10.250%	11/01/15	3,500	2,178,750
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK(c)	Caa1	10.500%	11/01/16	2,482	1,141,806

					97,013,024

Energy – Integrated — 0.2%
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A (original cost $2,988,780; purchased 7/13/06)(f)	Baa2	7.500%	07/18/16	3,000	2,557,500

Energy – Other — 6.4%
Bill Barrett Corp., Gtd. Notes	B1	9.875%	07/15/16	3,300	3,140,676
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	1,750	1,592,500
Cie Generale de Geophysique-Veritas (France), Sr. Notes, 144A(c)	Ba3	9.500%	05/15/16	4,175	4,164,563
Compagnie Generale De Geophysique Veritas (France), Gtd. Notes	Ba3	7.500%	05/15/15	1,755	1,610,212
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	4,050	4,161,375
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	10,300	8,716,375
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	8,050	7,265,125
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	3,725	3,385,094
OPTI Canada, Inc. (Canada), Sr. Sec’d. Notes	Caa1	7.875%	12/15/14	10,425	6,750,187
OPTI Canada, Inc. (Canada), Sr. Sec’d. Notes	Caa1	8.250%	12/15/14	1,700	1,122,000
Parker Drilling Co., Gtd. Notes	B2	9.625%	10/01/13	1,365	1,262,625
PetroHawk Energy Corp., Gtd. Notes	B3	7.875%	06/01/15	7,350	6,798,750
PetroHawk Energy Corp., Gtd. Notes	B3	9.125%	07/15/13	3,400	3,383,000

SEE NOTES TO FINANCIAL STATEMENTS.

A85

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Energy – Other (continued)
Petroplus Finance Ltd. (Bermuda), Gtd. Notes, 144A(c)	B1	6.750%	05/01/14	$12,150	$10,449,000
Petroplus Finance Ltd. (Bermuda), Gtd. Notes, 144A	B1	7.000%	05/01/17	4,225	3,506,750
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875%	07/15/16	1,950	1,681,354
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	10,180	8,911,104
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	3,840	3,345,347
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	2,150	1,929,625
Plains Exploration & Production Co., Gtd. Notes	B1	7.750%	06/15/15	5,120	4,787,200
Plains Exploration & Production Co., Gtd. Notes(c)	B1	10.000%	03/01/16	1,800	1,849,500
SandRidge Energy, Inc., Gtd. Notes, 144A(c)	B3	8.000%	06/01/18	7,850	6,711,750

					96,524,112

Foods — 2.8%
Ahold Finance USA, Inc., Gtd. Notes	Baa3	8.250%	07/15/10	1,120	1,154,493
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.000%	06/01/26	725	632,562
Aramark Corp., Gtd. Notes(a)	B3	4.528%	02/01/15	1,050	853,125
Aramark Corp., Gtd. Notes(c)	B3	8.500%	02/01/15	3,185	3,089,450
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	500	468,750
Del Monte Corp., Gtd. Notes	B1	8.625%	12/15/12	3,100	3,138,750
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	8.875%	05/15/17	6,600	6,501,000
National Beef Packing Co. LLC, Sr. Unsec’d. Notes	Caa1	10.500%	08/01/11	634	621,320
New Albertsons, Inc., Sr. Unsec’d. Notes(c)	Ba3	7.500%	02/15/11	1,825	1,834,125
New Albertsons, Inc., Sr. Unsec’d. Notes(c)	Ba3	8.350%	05/01/10	2,725	2,786,313
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	8.700%	05/01/30	1,235	1,077,537
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	Ba3	10.000%	07/15/14	4,125	4,073,437
Stater Brothers Holdings, Gtd. Notes(c)	B2	7.750%	04/15/15	1,550	1,488,000
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	900	886,500
Supervalu, Inc., Sr. Unsec’d. Notes	Ba3	7.500%	05/15/12	750	742,500
Supervalu, Inc., Sr. Unsec’d. Notes	Ba3	7.500%	11/15/14	200	192,000
Supervalu, Inc., Sr. Unsec’d. Notes(c)	Ba3	8.000%	05/01/16	5,650	5,480,500
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	4,150	4,001,671
Tyson Foods, Inc., Sr. Unsec’d. Notes, 144A(c)	Ba3	10.500%	03/01/14	3,650	3,960,250

					42,982,283

Gaming — 4.4%
Ameristar Casinos, Inc., Sr. Unsec’d. Notes, 144A	B2	9.250%	06/01/14	3,225	3,289,500
CCM Merger, Inc., Notes, 144A (original cost $14,420,250; purchased 7/14/05-8/21/08)(c)(f)	Caa3	8.000%	08/01/13	15,340	10,584,600
Downstream Development Authority of The Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A(b)	Caa1	12.000%	10/15/15	2,800	1,512,000
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	CCC-(d)	10.000%	12/15/18	4,813	2,767,475
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, Ser. A, 144A	CCC-(d)	10.000%	12/15/18	19,281	11,086,575
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.000%	03/01/14	5,595	4,503,975
Mandalay Resort Group, Gtd. Notes	Ca	9.375%	02/15/10	581	551,950
MGM Mirage, Gtd. Notes(c)	Caa2	6.625%	07/15/15	4,300	2,805,750
MGM Mirage, Gtd. Notes	Caa2	6.875%	04/01/16	2,000	1,305,000
MGM Mirage, Gtd. Notes	Caa2	8.500%	09/15/10	1,700	1,542,750
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	10.375%	05/15/14	1,640	1,701,500
MGM Mirage, Sr. Sec’d. Notes, 144A(c)	B1	11.125%	11/15/17	2,620	2,777,200
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	13.000%	11/15/13	5,335	5,841,825
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Caa2	8.000%	04/01/12	4,345	3,302,200
Pinnacle Entertainment, Inc., Gtd. Notes(c)	B3	7.500%	06/15/15	3,125	2,671,875
Pokagon Gaming Authority, Sr. Notes, 144A	B2	10.375%	06/15/14	1,800	1,764,000
River Rock Entertainment Authority (The), Sr. Sec’d. Notes (original cost $1,235,625; purchased 6/25/07-2/18/09)(b)(f)	B2	9.750%	11/01/11	1,650	1,237,500
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	Ba2	7.250%	05/01/12	5,125	4,433,125
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A (original cost $4,257,091; purchased 6/22/07-12/20/07)(b)(f)	Caa1	9.375%	06/15/15	4,298	2,578,800

SEE NOTES TO FINANCIAL STATEMENTS.

A86

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Gaming (continued)
Station Casinos, Inc., Sr. Sub. Notes(e)	C	6.500%	02/01/14	$3,650	$73,000
Station Casinos, Inc., Sr. Sub. Notes(e)	C	6.625%	03/15/18	2,200	44,000
Station Casinos, Inc., Sr. Unsec’d. Notes(e)	Ca	6.000%	04/01/12	2,251	776,716

					67,151,316

Healthcare & Pharmaceutical — 14.3%
Accellent, Inc., Gtd. Notes	Caa3	10.500%	12/01/13	19,583	16,596,593
Alliance Imaging, Inc., Sr. Sub. Notes, Ser. B	B3	7.250%	12/15/12	1,925	1,867,250
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A(c)	Ba2	11.250%	11/01/14	11,060	10,672,900
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17	9,550	9,239,625
Biomet, Inc., Gtd. Notes(c)	Caa1	11.625%	10/15/17	15,815	15,498,700
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%	12/15/14	2,300	2,093,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	7.500%	08/15/13	1,725	1,701,281
Bio-Rad Laboratories, Inc., Sr. Sub. Notes, 144A	Ba3	8.000%	09/15/16	1,825	1,806,750
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.250%	11/15/15	6,425	5,943,125
Catalent Pharma Solutions, Inc., Gtd. Notes, PIK	Caa1	9.500%	04/15/15	6,500	3,388,125
Columbia/HCA Healthcare Corp., Sr. Unsec’d. Notes	Caa1	7.500%	12/15/23	600	390,823
Columbia/HCA Healthcare Corp., Sr. Unsec’d. Notes, MTN	Caa1	8.700%	02/10/10	3,145	3,149,535
Columbia/HCA Healthcare Corp., Sr. Unsec’d. Notes, MTN	Caa1	9.000%	12/15/14	4,365	3,617,917
Community Health Systems, Inc., Gtd. Notes(c)	B3	8.875%	07/15/15	7,270	7,124,600
Elan Finance PLC (Ireland), Gtd. Notes	B3	7.750%	11/15/11	1,380	1,276,500
FMC Finance III SA (Luxembourg), Gtd. Notes	Baa2	6.875%	07/15/17	1,500	1,395,000
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%	11/15/16	13,800	13,662,000
HCA, Inc., Sr. Unsec’d. Notes	Caa1	5.750%	03/15/14	7,100	5,680,000
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.250%	02/15/13	2,500	2,187,500
HCA, Inc., Sr. Unsec’d. Notes	Caa1	8.750%	09/01/10	3,208	3,216,020
Inverness Medical Innovations, Inc., Sr. Sub. Notes	B3	9.000%	05/15/16	4,750	4,595,625
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.000%	04/01/14	4,475	4,083,438
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.000%	01/15/16	7,955	7,159,500
Omnicare, Inc., Gtd. Notes(c)	B1	6.125%	06/01/13	725	656,125
Psychiatric Solutions, Inc., Gtd. Notes, Ser. 1	B3	7.750%	07/15/15	6,450	5,901,750
Psychiatric Solutions, Inc., Sr. Sub. Notes, 144A	B3	7.750%	07/15/15	2,325	2,127,375
Res-Care, Inc., Gtd. Notes	B1	7.750%	10/15/13	8,900	8,321,500
Select Medical Corp., Gtd. Notes(c)	B3	7.625%	02/01/15	6,275	5,098,438
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	7.875%	04/15/15	3,125	2,828,125
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	13,191	12,960,157
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000%	01/15/14	9,394	9,628,850
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15	14,050	13,909,500
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,468,500; purchased 6/21/07-6/29/09)(b)(f)	Caa1	10.000%	07/15/17	7,750	5,386,250
Vanguard Health Holding Co. II LLC, Gtd. Notes	Caa1	9.000%	10/01/14	10,650	10,197,375
Viant Holdings, Inc., Gtd. Notes, 144A (original cost $12,754,794; purchased 3/02/09)(b)(f)	Caa1	10.125%	07/15/17	15,739	12,355,115

					215,716,367

Healthcare Insurance — 0.5%
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.950%	03/15/17	5,950	4,664,723
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,000	3,470,960

					8,135,683

Lodging — 1.0%
Felcor Lodging LP, Gtd. Notes	B2	9.000%	06/01/11	2,585	2,274,800
Host Hotels & Resorts LP, Gtd. Notes	BB+(d)	6.875%	11/01/14	2,250	2,025,000
Host Hotels & Resorts LP, Gtd. Notes	Ba1	7.125%	11/01/13	2,715	2,552,100
Host Hotels & Resorts LP, Gtd. Notes, Ser. M	Ba1	7.000%	08/15/12	330	318,450
Host Hotels & Resorts LP, Gtd. Notes, Ser. O(c)	Ba1	6.375%	03/15/15	3,195	2,763,675
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba3	11.875%	07/15/15	1,350	1,314,887
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(c)	Ba1	7.875%	10/15/14	4,700	4,418,000

					15,666,912

SEE NOTES TO FINANCIAL STATEMENTS.

A87

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Media & Entertainment — 1.7%
AMC Entertainment, Inc., Gtd. Notes(c)	Caa1	11.000%	02/01/16	$2,465	$2,384,888
AMC Entertainment, Inc., Sr. Sub. Notes(c)	Caa1	8.000%	03/01/14	675	575,438
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.500%	09/15/14	1,735	381,700
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.750%	01/15/13	4,725	1,157,625
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%	06/15/18	625	135,938
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875%	05/15/14	2,550	51,000
Dex Media West LLC, Sr. Sub. Notes, Ser. B(e)	D(d)	9.875%	08/15/13	10,578	1,613,145
Dex Media, Inc., Sr. Unsec’d. Notes(e)	D(d)	8.000%	11/15/13	2,825	423,750
LIN Television Corp., Gtd. Notes(c)	B3	6.500%	05/15/13	1,895	1,364,400
Medianews Group, Inc., Sr. Sub. Notes	NR	6.375%	04/01/14	625	62
Medianews Group, Inc., Sr. Sub. Notes(e)	NR	6.875%	10/01/13	1,375	137
Morris Publishing Group LLC, Gtd. Notes(e)	C	7.000%	08/01/13	1,050	52,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16	2,130	1,930,312
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16	1,250	1,132,813
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-1(e)	D(d)	6.875%	01/15/13	1,300	66,625
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-2(e)	D(d)	6.875%	01/15/13	7,700	394,625
R.H. Donnelley Corp., Sr. Unsec’d. Notes, Ser. A-4(e)	D(d)	8.875%	10/15/17	2,000	102,500
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750%	09/01/12	825	831,188
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375%	09/01/14	205	212,431
Universal City Florida Holding Co. I/II, Sr. Notes(c)	Caa2	8.375%	05/01/10	3,625	2,954,375
Univision Communications, Inc., Gtd. Notes, PIK, 144A	Caa2	9.750%	03/15/15	7,535	4,389,137
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	6,300	6,268,500

					26,423,089

Metals — 4.1%
Aleris International, Inc., Gtd. Notes, PIK(e)	D(d)	9.000%	12/15/14	2,200	24,750
Century Aluminum Co., Gtd. Notes	Ca	7.500%	08/15/14	2,222	1,516,515
FMG Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	B1	10.000%	09/01/13	4,550	4,368,000
FMG Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	B1	10.625%	09/01/16	1,775	1,704,000
Foundation Coal Co. LLC, Gtd. Notes	Ba3	7.250%	08/01/14	1,850	1,813,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes(a)	Ba2	4.995%	04/01/15	4,500	4,212,225
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	3,705	3,732,787
Gerdau AmeriSteel Corp. (Canada), Gtd. Notes	Ba1	10.375%	07/15/11	3,455	3,515,463
Ispat Inland ULC (Canada), Gtd. Notes	Baa3	9.750%	04/01/14	11,918	12,486,965
Metals USA, Inc., Sr. Sec’d. Notes	Caa1	11.125%	12/01/15	4,120	3,383,550
Ryerson, Inc., Gtd. Notes(a)	Caa1	8.403%	11/01/14	5,000	3,637,500
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.000%	11/01/15	2,745	2,237,175
Southern Copper Corp., Sr. Unsec’d. Notes	Baa3	7.500%	07/27/35	3,550	3,209,452
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	Ba3	9.750%	05/15/14	7,450	7,710,750
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(c)	Ba3	10.250%	05/15/16	2,700	2,828,250
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(c)	Ba3	10.750%	05/15/19	3,950	4,246,250
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	7.000%	02/01/18	935	812,269

					61,438,901

Non Captive Finance — 1.5%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba2	5.400%	03/07/13	4,625	2,866,395
GMAC LLC, Gtd. Notes, 144A(c)	Ca	6.625%	05/15/12	2,475	2,066,625
GMAC LLC, Gtd. Notes, 144A(c)	Ca	6.875%	09/15/11	4,200	3,675,000
GMAC LLC, Gtd. Notes, 144A(c)	Ca	6.875%	08/28/12	4,925	4,112,375
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	9,561	9,369,780

					22,090,175

Packaging — 3.0%
Berry Plastics Corp., Sr. Sec’d. Notes(a)	B1	5.881%	02/15/15	1,500	1,323,750
Berry Plastics Holding Corp., Sec’d. Notes(a)	Caa1	4.504%	09/15/14	2,025	1,316,250
Berry Plastics Holding Corp., Sec’d. Notes(c)	Caa1	8.875%	09/15/14	7,550	6,360,875
BWAY Corp., Sr. Sub. Notes, 144A	B3	10.000%	04/15/14	3,725	3,715,688
Crown Americas LLC, Gtd. Notes	B1	7.625%	11/15/13	7,125	6,946,875

SEE NOTES TO FINANCIAL STATEMENTS.

A88

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Packaging (continued)
Exopack Holding Corp., Gtd. Notes	B3	11.250%	02/01/14	$6,565	$5,383,300
Graham Packaging Co., Inc., Gtd. Notes	Caa1	8.500%	10/15/12	1,605	1,548,825
Graham Packaging Co., Inc., Gtd. Notes	Caa1	9.875%	10/15/14	2,650	2,464,500
Greif Brothers Corp., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	7,075	6,491,312
Owens Brockway Glass Container, Inc., Gtd. Notes	Ba3	8.250%	05/15/13	4,425	4,447,125
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(c)	Ba3	7.375%	05/15/16	3,000	2,910,000
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.750%	11/15/13	3,250	3,111,875

					46,020,375

Paper — 2.5%
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.250%	02/15/13	3,475	3,031,938
Cellu Tissue Holdings, Inc., Sec’d. Notes, 144A	B2	11.500%	06/01/14	4,535	4,455,637
Domtar Corp., Gtd. Notes	Ba3	5.375%	12/01/13	1,200	996,000
Domtar Corp., Gtd. Notes	Ba3	7.125%	08/15/15	1,000	835,000
Domtar Corp., Gtd. Notes	Ba3	7.875%	10/15/11	442	430,950
Domtar Corp., Gtd. Notes(c)	Ba3	10.750%	06/01/17	3,925	3,768,000
Georgia-Pacific Corp., Gtd. Notes, 144A(c)	Ba3	7.125%	01/15/17	5,526	5,139,180
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $4,903,905; purchased 4/20/09)(f)	Ba3	8.250%	05/01/16	5,100	4,947,000
Graphic Packaging International Corp., Gtd. Notes	B3	8.500%	08/15/11	2,134	2,112,660
Graphic Packaging International, Inc., Gtd. Notes, 144A(c)	B3	9.500%	06/15/17	3,625	3,570,625
Jefferson Smurfit Corp., Sr. Unsec’d. Notes(c)(e)	D(d)	8.250%	10/01/12	3,270	1,226,250
Norampac Industries, Inc. (Canada), Gtd. Notes	Ba3	6.750%	06/01/13	1,130	966,150
Rock-Tenn Co., Gtd. Notes	Ba3	9.250%	03/15/16	845	859,787
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec’d. Notes(e)	D(d)	8.375%	07/01/12	3,800	1,453,500
Verso Paper Holdings LLC, Gtd. Notes, Ser. B	Caa1	11.375%	08/01/16	13,000	3,640,000

					37,432,677

Pipelines & Other — 2.8%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.125%	05/20/16	2,225	2,035,875
El Paso Corp., Sr. Unsec’d. Notes, MTN(c)	Ba3	8.250%	02/15/16	2,225	2,163,813
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes, Ser. B(c)	B2	8.750%	04/15/18	3,850	3,330,250
Pacific Energy Partners LP , Gtd. Notes	Baa3	7.125%	06/15/14	1,475	1,510,306
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	1,840	1,802,891
Targa Resources Partners LP, Gtd. Notes	B2	8.250%	07/01/16	2,475	2,097,562
Targa Resources Partners LP, Sr. Unsec’d. Notes, 144A	B2	11.250%	07/15/17	4,475	4,250,042
Targa Resources, Inc., Gtd. Notes	B3	8.500%	11/01/13	10,275	7,680,562
Williams Cos., Inc., Sr. Unsec’d. Notes(c)	Baa3	8.125%	03/15/12	7,366	7,633,754
Williams Cos., Inc., Sr. Unsec’d. Notes, 144A(c)	Baa3	8.750%	01/15/20	2,550	2,658,375
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Ba2	7.250%	02/01/17	3,000	2,737,500
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes(c)	Ba2	7.500%	06/15/11	3,725	3,734,312

					41,635,242

Retailers — 1.4%
Federated Retail, Gtd. Notes	Ba2	5.900%	12/01/16	500	407,343
Gamestop Corp., Gtd. Notes	Ba1	8.000%	10/01/12	805	811,037
Neiman Marcus Group, Inc., Gtd. Notes, PIK	Caa2	9.000%	10/15/15	1,475	870,402
Neiman Marcus Group, Inc., Gtd. Notes(c)	Caa3	10.375%	10/15/15	4,395	2,571,075
Pantry, Inc., Gtd. Notes	Caa1	7.750%	02/15/14	1,200	1,062,000
Rite Aid Corp., Sr. Sec’d. Notes	Caa2	7.500%	03/01/17	6,665	5,215,363
Rite Aid Corp., Sr. Sec’d. Notes	Caa2	10.375%	07/15/16	4,475	4,027,500
Susser Holdings LLC, Gtd. Notes	B3	10.625%	12/15/13	6,730	6,746,825

					21,711,545

Technology — 7.7%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	19,400	19,012,000
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	5.200%	06/01/15	500	425,000

SEE NOTES TO FINANCIAL STATEMENTS.

A89

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Technology (continued)
Ampex Corp. (original cost $504,179; purchased 10/03/08)(b)(f)	NR	12.000%	09/30/09	$271	$189,953
Anixter International Inc., Gtd. Notes	Ba2	10.000%	03/15/14	7,650	7,611,750
Avago Technologies (Singapore), Gtd. Notes	B1	10.125%	12/01/13	14,628	14,920,560
Avago Technologies (Singapore), Gtd. Notes	B3	11.875%	12/01/15	4,200	4,189,500
CA, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	12/01/14	3,900	3,783,000
First Data Corp., Gtd. Notes(c)	Caa1	9.875%	09/24/15	3,000	2,130,000
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125%	12/15/14	11,614	4,297,104
Iron Mountain, Inc., Gtd. Notes	B2	8.000%	06/15/20	3,950	3,673,500
Iron Mountain, Inc., Gtd. Notes(c)	B2	8.625%	04/01/13	6,600	6,583,500
Nortel Networks Ltd. (Canada), Gtd. Notes(e)	NR	10.125%	07/15/13	3,050	1,037,000
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	4,550	4,350,937
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(c)	Ba1	10.000%	05/01/14	5,975	6,161,719
Sensata Technologies BV (Netherlands), Gtd. Notes	Caa3	8.000%	05/01/14	5,523	2,713,174
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	6,940	5,517,300
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	4,110	3,945,600
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	1,400	1,323,000
Sungard Data Systems, Inc., Gtd. Notes(c)	Caa1	10.250%	08/15/15	5,520	5,099,100
Sungard Data Systems, Inc., Gtd. Notes, 144A(c)	Caa1	10.625%	05/15/15	16,400	16,072,000
Terremark Worldwide, Inc., Sr. Sec’d. Notes, 144A	B2	12.000%	06/15/17	3,150	3,024,000

					116,059,697

Telecommunications — 4.9%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	855	860,344
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A(c)	Ba1	7.750%	05/01/17	715	697,125
Centennial Cellular Operating Co., Gtd. Notes(c)	B2	10.125%	06/15/13	1,025	1,057,031
Cincinnati Bell, Inc., Gtd. Notes(c)	B2	8.375%	01/15/14	1,650	1,526,250
Citizens Communications Co., Sr. Unsec’d. Notes(b)	Ba2	9.000%	08/15/31	3,135	2,586,375
Fairpoint Communications, Inc., Sr. Unsec’d. Notes	Ca	13.125%	04/01/18	11,900	2,320,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	3,350	3,165,750
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(e)	NR	8.765%	05/01/13	4,550	45,500
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(e)	NR	12.500%	05/01/15	1,950	195
Intelsat Subsidiary Holding Co. Ltd. (Bermuda), Gtd. Notes, 144A(c)	B3	8.875%	01/15/15	4,125	3,980,625
Level 3 Financing, Inc., Gtd. Notes(c)	Caa1	8.750%	02/15/17	1,825	1,387,000
Level 3 Financing, Inc., Gtd. Notes(c)	Caa1	12.250%	03/15/13	8,950	8,502,500
Qwest Corp., Sr. Unsec’d. Notes(c)	Ba1	7.500%	10/01/14	4,725	4,506,469
Qwest Corp., Sr. Unsec’d. Notes(c)	Ba1	7.625%	06/15/15	5,115	4,808,100
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%	09/01/11	1,485	1,485,000
Qwest Corp., Sr. Unsec’d. Notes, 144A	Ba1	8.375%	05/01/16	3,825	3,691,125
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	650	654,875
Sprint Capital Corp., Gtd. Notes(c)	Ba2	6.875%	11/15/28	3,000	2,130,000
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%	01/30/11	5,850	5,784,187
Sprint Capital Corp., Gtd. Notes	Ba2	8.375%	03/15/12	3,075	3,028,875
Sprint Capital Corp., Gtd. Notes	Ba2	8.750%	03/15/32	1,200	966,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)(c)	Ba2	1.001%	06/28/10	2,250	2,121,410
Time Warner Telecom Holdings, Inc., Gtd. Notes	B2	9.250%	02/15/14	6,075	6,029,437
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	5,200	5,031,000
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	7,255	6,946,663

					73,312,336

TOTAL CORPORATE BONDS (cost $1,414,879,581)					1,323,467,850

SEE NOTES TO FINANCIAL STATEMENTS.

A90

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS — 0.1%	Moody’s Rating†	Interest Rate	Maturity Date	Shares	Value (Note 2)

Cable
Adelphia Recovery Trust(b)(h)				500,000	$500

Electric
Mirant Corp.(h)				2,240	35,258

Media & Entertainment
Virgin Media, Inc.				8,521	79,671

Technology — 0.1%
Xerox Corp.				137,561	891,395

Telecommunications
Netia SA (Poland)(h)				238,168	266,479

TOTAL COMMON STOCKS (cost $2,249,158)					1,273,303

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 7/28/05)(b)(f)(h)				3,000	471,000

Cable
Adelphia Communications Corp., PIK, 13.00%(b)(h)				5,000	5
PTV, Inc., Ser. A, 10.00%				13	2

					7

TOTAL PREFERRED STOCKS (cost $4,765)					471,007

			Expiration Date	Units
WARRANTS(b)(h)
Consumer
ICON Fitness Corp.			9/27/09	18,093	181

Media & Entertainment
Sirius XM Radio, Inc., 144A,			3/15/10	5,005	5

Technology
Viasystems Group, Inc.			1/31/10	45,109	5

Telecommunications
GT Group Telecommunications, Inc. (Canada), 144A			2/1/10	3,050	3

TOTAL WARRANTS (cost $2,998,584)					194

TOTAL LONG-TERM INVESTMENTS (cost $1,541,813,398)					1,441,984,232

				Shares
SHORT-TERM INVESTMENTS — 16.6%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund — Short-Term Bond Series (Note 4)(i)				1,605,702	12,572,649
Dryden Core Investment Fund — Taxable Money Market Series (cost $238,060,361; includes $208,971,198 of cash collateral received for securities on loan) (Note 4)(i)(j)				238,060,361	238,060,361

TOTAL SHORT-TERM INVESTMENTS (cost $253,887,661)					250,633,010

TOTAL INVESTMENTS(k) — 112.1% (cost $1,795,701,059)					1,692,617,242
LIABILITIES IN EXCESS OF OTHER ASSETS(l) (12.1)%					(182,120,733)
NET ASSETS — 100.0%
					$1,510,496,509

SEE NOTES TO FINANCIAL STATEMENTS.

A91

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
ULC	Unlimited Liability Corporation

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

(b)	Indicates a security that has been deemed illiquid.

(c)	All or a portion of security is on loan. The aggregate market value of such securities is $204,412,168; cash collateral of $208,971,198 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Standard & Poor’s Rating

(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $62,946,047. The aggregate value of $52,583,817 is approximately 3.5% of net assets.

(g)	Amount is actual; not rounded to thousands.

(h)	Non-income producing security.

(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	As of June 30, 2009, 7 securities representing $663,469 and 0.04% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection(1):
JPMorgan Chase Bank	6/20/2013	$5,000	6.65%	Tenet Healthcare Corp., 7.375%, 2/01/13	$157,072	$—	$157,072
Deutsche Bank AG	12/20/2013	3,000	2.00%	Allied Waste North America, Inc., 7.375%, 4/15/14	(165,980)	826	(166,806)
JPMorgan Chase Bank	12/20/2013	4,000	3.90%	JC Penney Co., Inc., 6.375%, 10/15/36	(261,075)	1,719	(262,794)
Merrill Lynch Capital Services	12/20/2013	5,000	4.35%	Ryland Group, Inc., 5.375%, 1/15/15	(381,049)	—	(381,049)
Merrill Lynch Capital Services	12/20/2013	5,000	4.60%	KB Home, 6.25%, 6/15/15	(292,850)	—	(292,850)
Barclays Bank PLC	3/20/2014	3,500	5.00%	Cooper Tire & Rubber Co., 7.625%, 3/15/27	270,138	817,799	(547,661)
Goldman Sachs International	6/20/2019	2,500	5.00%	Sprint Nextel Corp. 6.00%, 12/1/16	(256,387)	(13,464)	(242,923)
Barclays Bank PLC	6/20/2019	2,500	5.00%	Sprint Nextel Corp. 6.00%, 12/1/16	(256,387)	(37,181)	(219,206)

					$(1,186,518)	$769,699	$(1,956,217)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on corporate issues-Sell Protection(2)
Barclays Bank PLC	9/20/2009	4.550%	$10,000	5.00%	HCA, Inc., 6.375%, 1/15/15	$25,422	$(2,130)	$27,552
Barclays Bank PLC	3/20/2010	4.552%	5,000	5.00%	HCA, Inc., 6.375%, 1/15/15	23,555	(85,305)	108,860
JPMorgan Chase Bank	3/20/2010	3.900%	8,000	5.00%	General Electric Capital Corp,. 5.625%, 9/15/17	74,815	(604,108)	678,923
Goldman Sachs International	3/20/2016	4.381%	3,150	4.10%	NRG Energy, Inc., 7.25%, 2/01/14	(40,140)	—	(40,140)

						$83,652	$(691,543)	$775,195

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset Backed Securities	$—	$1,440,000	$—
Bank Loans	—	115,331,878	—
Corporate Bonds	—	1,323,276,072	191,778
Common Stocks	1,006,324	266,479	500
Mortgage Backed Securities	—	—	—
Preferred Stocks	2	—	471,005
Warrants	8	—	186
Affiliated Mutual Funds	250,633,010	—	—

	$251,639,344	$1,440,314,429	$663,469
Other Financial Instruments*	—	(1,181,022)	—

Total	$251,639,344	$1,439,133,407	$663,469

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 12/31/08	$165,500	$500	$471,005	$5,607
Realized gain (loss)	(54,952)	—	—	(1,215,008)
Amortization/Accretion	(148,749)	—	—	—
Change in unrealized appreciation (depreciation)	374,565	—	—	1,209,587
Net purchases (sales)	(144,586)	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 6/30/09	$191,778	$500	$471,005	$186

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Mutual Fund (including 13.8% of collateral received for securities on loan)	16.6%
Healthcare & Pharmaceutical	15.8
Capital Goods	10.1
Technology	8.8
Electric	8.3
Energy—Other	6.4
Telecommunications	5.0
Gaming	4.6
Metals	4.1
Cable	3.9
Packaging	3.0
Foods	2.8
Pipelines & Other	2.8
Automotive	2.7
Consumer	2.5
Paper	2.5
Aerospace/Defense	1.8
Chemicals	1.8
Building Materials & Construction	1.7
Media & Entertainment	1.7
Non Captive Finance	1.5
Retailers	1.4
Lodging	1.0
Healthcare Insurance	0.5
Banking	0.3
Airlines	0.2
Energy—Integrated	0.2
Asset Backed Security	0.1

112.1
Liabilities in excess of other assets	(12.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$972,407	Unrealized depreciation on swaps	$2,153,429
Credit contracts	Premiums paid for swap agreements	820,344	Premiums received for swap agreements	742,188
Equity contracts	Unaffiliated investments	194	—	—

Total		$1,792,945		$2,895,617

SEE NOTES TO FINANCIAL STATEMENTS.

A94

HIGH YIELD BOND PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps	Warrants	Total
Credit contracts	$(3,862,556)	$—	$(3,862,556)
Equity contracts	—	(1,215,008)	(1,215,008)

Total	$(3,862,556)	$(1,215,008)	$(5,077,564)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps	Warrants	Total
Credit contracts	$2,183,474	$—	$2,183,474
Equity contracts	—	1,209,588	1,209,588

Total	$2,183,474	$1,209,588	$3,393,062

SEE NOTES TO FINANCIAL STATEMENTS.

A95

HIGH YIELD BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $204,412,168:
Unaffiliated investments (cost $1,541,813,398)	$1,441,984,232
Affiliated investments (cost $253,887,661)	250,633,010
Cash	2,604,009
Foreign currency, at value (cost $1,364,267)	1,236,550
Receivable for investments sold	33,058,196
Dividends and interest receivable	29,365,382
Unrealized appreciation on swaps	972,407
Premium paid for swap agreements	820,344
Prepaid expenses	3,579

Total Assets	1,760,677,709

LIABILITIES
Collateral for securities on loan	208,971,198
Payable for investments purchased	37,444,415
Unrealized depreciation on swaps	2,153,429
Premium received for swap agreements	742,188
Management fee payable	679,706
Accrued expenses and other liabilities	189,669
Affiliated transfer agent fee payable	595

Total Liabilities	250,181,200

NET ASSETS	$1,510,496,509

Net assets were comprised of:
Paid-in capital	$2,083,171,739
Retained earnings	(572,675,230)

Net assets, June 30, 2009	$1,510,496,509

Net asset value and redemption price per share, $1,510,496,509 / 356,611,496 outstanding shares of beneficial interest	$4.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Interest income	$72,783,844
Affiliated dividend income	420,649
Affiliated income from securities loaned, net	339,201
Unaffiliated dividend income	12,395

Total income	73,556,089

EXPENSES
Management fee	3,714,964
Custodian’s fees and expenses	105,000
Shareholders’ reports	78,000
Insurance expenses	16,000
Trustees’ fees	13,000
Audit fee	11,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	3,000
Miscellaneous	9,676

Total expenses	3,961,640

NET INVESTMENT INCOME	69,594,449

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions (including affiliated: $(1,648,936))	(113,787,811)
Swap transactions	(3,862,556)

(117,650,367)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(3,254,650))	335,479,843
Swaps	2,183,474
Foreign currencies	122,642

337,785,959

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	220,135,592

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$289,730,041

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
DECREASE IN NET ASSETS
OPERATIONS:
Net investment income	$69,594,449	$134,587,203
Net realized loss on investment, swap and foreign currency transactions	(117,650,367)	(105,734,132)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	337,785,959	(389,181,610)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	289,730,041	(360,328,539)

DISTRIBUTIONS:	(69,920,801)	(133,562,726)

SERIES SHARES TRANSACTIONS:
Series shares sold (2,553,756 and 1,247,295 shares, respectively)	9,973,367	5,374,155
Series shares issued in reinvestment of dividends (17,932,682 and 30,575,224 shares, respectively)	69,920,801	133,562,726
Series shares repurchased (7,481,561 and 17,244,757 shares, respectively)	(29,070,502)	(79,147,876)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARES TRANSACTIONS	50,823,666	59,789,005

TOTAL INCREASE (DECREASE) IN NET ASSETS	270,632,906	(434,102,260)
NET ASSETS:
Beginning of period	1,239,863,603	1,673,965,863

End of period	$1,510,496,509	$1,239,863,603

SEE NOTES TO FINANCIAL STATEMENTS.

A96

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 1.5%
Lockheed Martin Corp.	230,200	$18,565,630

Beverages — 2.3%
PepsiCo, Inc.	517,200	28,425,312

Biotechnology — 6.6%
Celgene Corp.(a)(b)	532,000	25,450,880
Gilead Sciences, Inc.(a)(b)	1,077,800	50,484,152
Vertex Pharmaceuticals, Inc.(a)(b)	202,700	7,224,228

		83,159,260

Capital Markets — 4.6%
Charles Schwab Corp. (The)	1,133,000	19,872,820
Goldman Sachs Group, Inc. (The)	254,600	37,538,224

		57,411,044

Chemicals — 1.7%
Monsanto Co.	284,400	21,142,296

Communications Equipment — 9.7%
Cisco Systems, Inc.(b)	1,337,900	24,938,456
QUALCOMM, Inc.(a)	1,412,300	63,835,960
Research In Motion Ltd.(b)	465,700	33,087,985

		121,862,401

Computers & Peripherals — 7.1%
Apple, Inc.(b)	303,537	43,232,775
Hewlett-Packard Co.	585,400	22,625,710
International Business Machines Corp.	232,700	24,298,534

		90,157,019

Diversified Financial Services — 1.1%
Bank of America Corp.	1,090,300	14,391,960

Electrical Equipment — 1.7%
First Solar, Inc.(a)(b)	129,700	21,026,964

Energy Equipment & Services — 2.0%
Schlumberger Ltd.	222,900	12,061,119
Weatherford International Ltd.(b)	692,400	13,543,344

		25,604,463

Food & Staples Retailing — 4.8%
Costco Wholesale Corp.	354,100	16,182,370
CVS Caremark Corp.	782,200	24,928,714
Wal-Mart Stores, Inc.	388,200	18,804,408

		59,915,492

Food Products — 0.9%
Cadbury PLC (United Kingdom)	1,376,300	11,764,178

Health Care Equipment & Supplies — 4.9%
Alcon, Inc.	256,500	29,784,780
Baxter International, Inc.	616,400	32,644,544

		62,429,324

Health Care Providers & Services — 2.4%
Medco Health Solutions, Inc.(a)(b)	672,100	30,654,481

Hotels Restaurants & Leisure — 0.5%
Starbucks Corp.(a)(b)	433,100	6,015,759

Household Products — 1.6%
Colgate-Palmolive Co.(a)	279,700	19,785,978

COMMON STOCKS (continued)	Shares	Value (Note 2)

Industrial Conglomerates — 0.2%
Johnson Controls, Inc.(a)	120,200	$2,610,744

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.(a)(b)	508,700	42,557,842

Internet Software & Services — 6.2%
Baidu, Inc. (China), ADR(a)(b)	50,100	15,084,609
Google, Inc. (Class A Stock)(b)	149,700	63,112,023

		78,196,632

IT Services — 5.3%
Companhia Brasileira de Meios de Pagamento SA (VisaNet)(Brazil), 144A(b)	612,900	5,270,408
Mastercard, Inc. (Class A Stock)(a)	152,500	25,514,775
Visa, Inc. (Class A Stock)(a)	569,300	35,444,618

		66,229,801

Media — 1.4%
Walt Disney Co. (The)	766,000	17,870,780

Multiline Retail — 1.4%
Kohl's Corp.(a)(b)	419,000	17,912,250

Oil, Gas & Consumable Fuels — 7.4%
Occidental Petroleum Corp.	469,700	30,910,957
Petroleo Brasileiro SA (Brazil), ADR	449,600	18,424,608
Southwestern Energy Co.(b)	565,500	21,969,675
Suncor Energy, Inc.(a)	305,600	9,271,904
XTO Energy, Inc.	345,100	13,162,114

		93,739,258

Pharmaceuticals — 7.5%
Abbott Laboratories	372,000	17,498,880
Mylan, Inc.(a)(b)	676,200	8,824,410
Roche Holding AG (Switzerland), ADR	546,100	18,627,471
Shire PLC (United Kingdom), ADR(a)	261,770	10,858,220
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	793,100	39,131,554

		94,940,535

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc.(a)	384,200	9,520,476
Applied Materials, Inc.	1,263,100	13,856,207
Intel Corp.	1,704,690	28,212,619

		51,589,302

Software — 6.7%
Adobe Systems, Inc.(a)(b)	895,900	25,353,970
Microsoft Corp.	846,900	20,130,813
Oracle Corp.	983,400	21,064,428
Salesforce.Com, Inc.(a)(b)	149,300	5,698,781
SAP AG (Germany), ADR(a)	310,400	12,474,976

		84,722,968

Specialty Retail — 0.6%
Staples, Inc.	248,400	5,010,228
Tiffany & Co.(a)	118,113	2,995,346

		8,005,574

SEE NOTES TO FINANCIAL STATEMENTS.

A97

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods — 2.0%
Coach, Inc.	193,880	$5,211,494
NIKE, Inc. (Class B Stock)	381,380	19,747,857

		24,959,351

TOTAL LONG-TERM INVESTMENTS (cost $1,030,291,635)		1,255,646,598

SHORT-TERM INVESTMENT — 22.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $277,919,756; includes $273,922,807 of cash collateral received for securities on loan) (Note 4)(c)(d)	277,919,756	277,919,756

TOTAL INVESTMENTS (e) — 121.7% (cost $1,308,211,391)		1,533,566,354
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.7)%		(272,996,679)

NET ASSETS — 100.0%		$1,260,569,675

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $265,038,972; cash collateral of $273,922,807 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	As of June 30, 2009, 1 security representing $11,764,178 and 0.9% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,243,882,420	$11,764,178	$—
Affiliated Money Market Mutual Fund	277,919,756	—	—

	1,521,802,176	11,764,178	—
Other Financial Instruments*	—	—	—

Total	$1,521,802,176	$11,764,178	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 21.7% of collateral received for securities on loan)	22.1%
Communications Equipment	9.7
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	7.4
Computers & Peripherals	7.1
Software	6.7
Biotechnology	6.6
Internet Software & Services	6.2
IT Services	5.3
Health Care Equipment & Supplies	4.9
Food & Staples Retailing	4.8
Capital Markets	4.6
Semiconductors & Semiconductor Equipment	4.1
Internet & Catalog Retail	3.4
Health Care Providers & Services	2.4
Beverages	2.3
Energy Equipment & Services	2.0
Textiles, Apparel & Luxury Goods	2.0
Chemicals	1.7
Electrical Equipment	1.7
Household Products	1.6
Aerospace & Defense	1.5
Multiline Retail	1.4
Media	1.4
Diversified Financial Services	1.1
Food Products	0.9
Specialty Retail	0.6
Hotels Restaurants & Leisure	0.5
Industrial Conglomerates	0.2

121.7
Liabilities in excess of other assets	(21.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A99

JENNISON PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $265,038,972:
Unaffiliated investments (cost $1,030,291,635)	$1,255,646,598
Affiliated investments (cost $277,919,756)	277,919,756
Receivable for investments sold	25,444,206
Dividends receivable	694,949
Foreign tax reclaim receivable	513,551
Receivable for Series shares sold	181,262
Prepaid expenses	3,973

Total Assets	1,560,404,295

LIABILITIES
Collateral for securities on loan	273,922,807
Payable for investments purchased	24,737,325
Management fee payable	626,763
Payable for Series shares repurchased	254,896
Accrued expenses and other liabilities	212,880
Payable to custodian	74,311
Distribution fee payable	3,152
Administration fee payable	1,891
Affiliated transfer agent fee payable	595

Total Liabilities	299,834,620

NET ASSETS	$1,260,569,675

Net assets were comprised of:
Paid-in capital	2,070,606,024
Retained earnings	(810,036,349)

Net assets, June 30, 2009	$1,260,569,675

Class I:
Net asset value and redemption price per share, $1,245,075,948 / 74,395,611 outstanding shares of beneficial interest	$16.74

Class II:
Net asset value and redemption price per share, $15,493,727 / 938,238 outstanding shares of beneficial interest	$16.51

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $283,820)	$7,145,089
Affiliated income from securities loaned, net	355,683
Affiliated dividend income	59,615

7,560,387

EXPENSES
Management fee	3,452,877
Distribution fee—Class II	16,003
Administration fee—Class II	9,602
Shareholders’ reports	105,000
Custodian’s fees and expenses	78,000
Insurance expenses	18,000
Trustees’ fees	13,000
Audit fee	9,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Commitment fee on syndicated credit agreement	5,000
Loan interest expense (Note 8)	175
Miscellaneous	7,864

Total expenses	3,726,521

NET INVESTMENT INCOME	3,833,866

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(38,094,716)
Foreign currency transactions	(38,730)

(38,133,446)

Net change in unrealized appreciation (depreciation) on:
Investments	194,935,453
Foreign currencies	(33,770)

194,901,683

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	156,768,237

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$160,602,103

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,833,866	$8,629,931
Net realized loss on investment and foreign currency transactions	(38,133,446)	(196,857,449)
Net change in unrealized appreciation (depreciation) on investments	194,901,683	(549,977,705)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	160,602,103	(738,205,223)

DISTRIBUTIONS:
Class I	(8,584,877)	(8,646,693)
Class II	(43,518)	(11,569)

TOTAL DISTRIBUTIONS	(8,628,395)	(8,658,262)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [2,746,912 and 3,216,559 shares, respectively]	42,517,600	60,259,927
Series shares issued in reinvestment of distributions [505,210 and 390,535 shares, respectively]	8,628,395	8,658,027
Series shares repurchased [6,932,997 and 14,819,273 shares, respectively]	(102,721,410)	(284,240,992)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(51,575,415)	(215,323,038)

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,398,293	(962,186,523)
NET ASSETS:
Beginning of period	1,160,171,382	2,122,357,905

End of period	$1,260,569,675	$1,160,171,382

SEE NOTES TO FINANCIAL STATEMENTS.

A100

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Certficates of Deposit — 14.8%
Barclays Bank PLC	2.000%	10/07/09	$28,000	$28,000,000
Barclays Bank PLC	2.000%	10/09/09	13,000	13,000,000
BNP Paribas	0.740%	07/06/09	20,000	20,000,083
Societe Generale.	0.280%	07/15/09	25,000	25,000,000
Toronto Dominion Bank (The)	1.970%	09/24/09	50,000	50,000,000
UBS AG	0.930%	08/27/09	50,000	50,000,000
Unicredito Italiano New York	0.410%	07/16/09	12,000	12,000,000

				198,000,083

Commercial Paper — 54.7%
Australia & New Zealand Banking, 144A(a)	1.037%	10/02/09	40,000	40,000,000
Bank of Ireland(a)	1.137%	09/04/09	41,000	41,000,000
Caisse Nationale Des Caisses, 144A(b)	1.030%	07/01/09	39,750	39,750,000
Citigroup Funding, Inc., FDIC Gtd. Notes(b)	0.250%	07/14/09	30,000	29,997,292
Citigroup Funding, Inc., FDIC Gtd. Notes(b)	0.250%	07/15/09	40,000	39,996,111
Citigroup Funding, Inc., FDIC Gtd. Notes(b)	0.260%	07/16/09	35,000	34,996,208
Conocophillips, 144A(b)	0.240%	07/10/09	15,100	15,099,094
Conocophillips Qatar, 144A(b)	0.250%	07/21/09	40,000	39,994,445
DNB Norbank ASA, 144A(b)	0.300%	07/01/09	24,534	24,534,000
JPMorgan Chase Funding, Inc., 144A(b)	0.280%	07/15/09	50,000	49,994,556
Lloyds TSB Bank PLC(b)	0.300%	07/01/09	17,200	17,200,000
New York Life Capital Corp., 144A(b)	0.310%	07/13/09	26,000	25,997,313
Old Line Funding LLC, 144A(b)	0.270%	07/07/09	8,000	7,999,640
Old Line Funding LLC, 144A(b)	0.270%	07/17/09	10,000	9,998,800
Rabobank USA Financial Corp.(b)	0.610%	07/09/09	25,000	24,996,611
Reckitt Benckiser TSY, 144A(b)	0.550%	08/24/09	6,000	5,995,050
San Paolo IMI US Financial Co.(b)	0.350%	08/19/09	15,000	14,992,854
Societe Generale North America, Inc.(b)	0.300%	07/16/09	40,000	39,995,000
Standard Chartered Bank, 144A(b)	0.270%	07/24/09	20,000	19,996,550
State Street Corp.(b)	0.250%	07/01/09	29,000	29,000,000
State Street Corp.(b)	0.240%	07/10/09	10,000	9,999,400
Straight-A Funding LLC, 144A(b)	0.360%	07/24/09	6,000	5,998,620
Straight-A Funding LLC, 144A(b)	0.390%	08/17/09	15,352	15,344,183
Straight-A Funding LLC, 144A(b)	0.330%	08/18/09	12,000	11,994,720
Swedbank AB, Gtd. by Kingdom of Sweden, 144A(b)	0.890%	02/10/10	38,000	37,789,565
Swedbank AB, Gtd. by Kingdom of Sweden, 144A(b)	0.850%	02/11/10	12,000	11,936,250
Swedbank AB, Gtd. by Kingdom of Sweden, 144A(b)	0.820%	02/17/10	10,000	9,947,383
Toyota Motor Credit Corp.(b)	0.280%	07/20/09	28,000	27,995,862
US Bancorp(b)	0.250%	07/06/09	20,000	19,999,306
US Bancorp(b)	0.400%	09/16/09	30,000	29,974,333

				732,513,146

Other Corporate Obligations — 16.9%
Bank of America Corp., Sr. Unsec’d. Notes(a)	0.721%	09/25/09	30,000	29,911,288
Bank of America NA, Sr. Unsec’d. Notes(a)	1.207%	08/06/09	30,000	30,000,000
Bank of America NA, FDIC Gtd. Notes(a)	1.104%	07/29/10	30,000	30,000,000
Citigroup Funding, Inc., FDIC Gtd. Notes, M.T.N.(a)	1.139%	07/30/10	25,000	25,000,000
Goldman Sachs Promissory Note, FDIC Gtd. Notes(c)	1.100%	09/08/09	35,000	35,000,000
Metlife Insurance Co. of Connecticut (original cost $6,000,000; purchased 7/7/08)(a)(c)(d)	1.607%	07/07/09	6,000	6,000,000
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A, M.T.N.(a)	0.688%	09/11/09	6,200	6,200,000
Nordea Bank AB, Notes, 144A, M.T.N.(a)	1.449%	09/24/09	40,000	40,000,000
Wells Fargo & Co., Sr. Unsec’d. Notes, M.T.N.(a)	0.782%	09/23/09	25,000	25,003,618

				227,114,906

U.S. Government Agencies — 8.9%
Federal Home Loan Mortgage Corp.(b)	0.600%	07/24/09	7,756	7,753,027
Federal Home Loan Mortgage Corp.(a)	0.641%	08/24/10	60,000	59,986,453

SEE NOTES TO FINANCIAL STATEMENTS.

A101

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Government Agencies (continued)
Federal National Mortgage Association(b)	0.200%	09/01/09	$22,000	$21,992,422
Federal National Mortgage Association(a)	0.966%	08/05/10	30,000	29,988,593

				119,720,495

Repurchase Agreement — 4.8%
Banc of America Securities, LLC 0.10%, dated 6/30/09, due 7/1/09 in the amount of $63,973,178 (cost $63,943,000; value of collateral including accrued interest was $65,221,861)(e)			63,943	63,943,000

TOTAL INVESTMENTS — 100.1% (amortized cost $1,341,291,630)				1,341,291,630
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%				(1,030,963)

NET ASSETS — 100.0%				$1,340,260,667

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.
FDIC	Federal Deposit Insurance Corporation
M.T.N.	Medium Term Note

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $6,000,000. The aggregate value of $6,000,000 is approximately 0.4% of net assets.

(e)	Repurchase agreements are collateralized by U.S. Treasury or Federal agency obligations.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Certificates of Deposit	$—	$198,000,083	$—
Commerical Paper	—	732,513,146	—
Other Corporate Obligations	—	227,114,906	—
Repurchase Agreements	—	63,943,000	—
U.S. Government Agencies	—	119,720,495	—

	—	1,341,291,630	—
Other Financial Instruments*	—	—	—

Total	$—	$1,341,291,630	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A102

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Commercial Paper	54.7%
Other Corporate Obligations	16.9
Certificates of Deposit	14.8
U.S. Government Agencies	8.9
Repurchase Agreement	4.8

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A103

MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2009

ASSETS
Investments, at value (amortized cost $1,341,291,630)	$1,341,291,630
Interest receivable	1,595,585
Receivable for Series shares sold	317,158
Prepaid expenses	2,942

Total Assets	1,343,207,315

LIABILITIES
Payable for Series shares repurchased	2,300,605
Management fee payable	457,607
Accrued expenses and other liabilities	187,841
Affiliated transfer agent fee payable	595

Total Liabilities	2,946,648

NET ASSETS	$1,340,260,667

Net assets were comprised of:
Paid-in capital	$1,340,260,667

Net assets, June 30, 2009	$1,340,260,667

Net asset value and redemption price per share, $1,340,260,667 / 134,026,065 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Interest	$7,751,163

EXPENSES
Management fee	2,869,218
Shareholders’ reports	86,000
Custodian’s fees and expenses	71,000
Insurance expenses	14,000
Trustees’ fees	13,000
Audit fee	8,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Miscellaneous	6,171

Total expenses	3,078,389

NET INVESTMENT INCOME	4,672,774

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS	31,383

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,704,157

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,672,774	$35,884,366
Net realized gain on investment transactions	31,383	74,311

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,704,157	35,958,677

DISTRIBUTIONS:	(4,704,157)	(35,958,677)

SERIES SHARE TRANSACTIONS:
Series shares sold [18,176,458 and 41,282,769 shares, respectively]	181,764,586	412,827,618
Series shares issued in reinvestment of distributions [470,416 and 3,595,860 shares, respectively]	4,704,157	35,958,677
Series shares repurchased [33,596,583 and 24,895,819 shares, respectively]	(335,965,829)	(248,958,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(149,497,086)	199,828,103

TOTAL INCREASE (DECREASE) IN NET ASSETS	(149,497,086)	199,828,103
NET ASSETS:
Beginning of period	1,489,757,753	1,289,929,650

End of period	$1,340,260,667	$1,489,757,753

SEE NOTES TO FINANCIAL STATEMENTS.

A104

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 98.4%	Shares	Value (Note 2)

All Other Basic Metals — 1.6%
Cameco Corp. (Canada)	461,200	$11,831,843
Platmin Ltd. 144A (South Africa) (original cost $2,365,715; purchased 11/27/07)(a)(b)(c)	276,900	209,493
Western Areas NL (Australia)(c)	612,800	2,889,861

		14,931,197

Aluminum — 0.8%
Alcoa, Inc.(d)	393,500	4,064,855
Century Aluminum Co.(c)(d)	581,200	3,620,876

		7,685,731

Coal — 0.4%
Patriot Coal Corp.(c)(d)	561,500	3,582,370

Copper — 4.3%
First Quantum Minerals Ltd. (Canada)	355,600	17,196,836
Freeport-McMoRan Copper & Gold, Inc. (Class B)	350,819	17,579,540
Southern Copper Corp.(d)	219,900	4,494,756

		39,271,132

Diversified Exploration & Production — 19.9%
Apache Corp.	138,900	10,021,635
Cabot Oil and Gas Corp. (Class A)	466,200	14,284,368
Cairn Energy PLC (United Kingdom)(c)	333,600	12,898,801
Canadian Natural Resources Ltd.(d)	196,300	10,303,787
Concho Resources, Inc.(c)	444,900	12,764,181
Denbury Resources, Inc.(c)	830,000	12,225,900
Devon Energy Corp.	124,700	6,796,150
EOG Resources, Inc.	182,100	12,368,232
Newfield Exploration Co.(c)	308,500	10,078,695
Noble Energy, Inc.	242,100	14,276,637
OGX Petroleo e Gas Participacoes SA (Brazil)	34,313	17,598,480
Oil Search Ltd. (Papua New Guinea)	1,881,357	8,225,678
Pacific Rubiales Energy Corp. (Canada)(c)	1,719,900	14,180,322
Talisman Energy, Inc.(d)	935,700	13,371,153
Woodside Petroleum Ltd. (Australia)	421,876	14,574,158

		183,968,177

Diversified Metals & Mining — 6.6%
African Rainbow Minerals Ltd. (South Africa)	545,850	9,207,093
BHP Billiton Ltd. (Australia), ADR(d)	168,000	9,194,640
First Uranium Corp. (South Africa), 144A (original cost $2,420,261; purchased 12/13/06)(a)(b)(c)	400,000	1,403,087
First Uranium Corp. (South Africa)(c)	386,100	1,354,329
FNX Mining Co., Inc. (Canada), 144A(c)	56,300	388,676
FNX Mining Co., Inc. (Canada)(c)	346,900	2,394,882
Northern Dynasty Minerals Ltd.(c)(d)	859,700	6,060,885
Rio Tinto PLC ADR (United Kingdom)(d)	60,800	9,963,296
Sterlite Industries India Ltd. ADR, (India)(d)	997,600	12,410,144

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Metals & Mining (continued)
Vale SA ADR (Brazil)(d)	493,500	$8,700,405

		61,077,437

Diversified Resources — 0.9%
First Solar, Inc.(c)(d)	18,200	2,950,584
Yingli Green Energy Holding Co. Ltd., ADR(c)(d)	376,500	5,101,575

		8,052,159

Drillers — 3.2%
Helmerich & Payne, Inc.(d)	251,500	7,763,805
Noble Corp.	288,100	8,715,025
Pride International, Inc.(c)(d)	433,400	10,861,004
Vantage Drilling Co.(c)	1,440,400	2,520,700

		29,860,534

Energy Services — 12.3%
Cameron International Corp.(c)(d)	556,300	15,743,290
DRIL-QUIP, Inc.(c)(d)	407,400	15,521,940
Halliburton Co.	911,400	18,865,980
Integra Group Holdings, GDR(c)	1,236,950	2,721,290
National-Oilwell Varco, Inc.(c)	422,500	13,798,850
Schlumberger Ltd.	245,200	13,267,772
Superior Energy Services, Inc.(c)(d)	403,400	6,966,718
Tenaris SA ADR (Luxembourg)(d)	327,600	8,858,304
Weatherford International Ltd.(c)(d)	891,800	17,443,608

		113,187,752

Fertilizers — 0.6%
Potash Corp. of Saskatchewan, Inc.	65,200	6,066,860

Foods — 0.8%
Agrenco Ltd. 144A (Brazil)(c)	1,166,700	452,509
Cosan Ltd. (Class A)(c)(d)	1,274,400	6,601,392

		7,053,901

Gold — 15.2%
AGNICO-EAGLE Mines Ltd.(d)	191,200	10,034,176
AXMIN, Inc. (Canada)(c)	4,338,700	391,664
Centerra Gold, Inc. (Canada)(c)	222,700	1,014,753
Cia de Minas Buenaventura SA ADR, (Peru)	620,600	14,913,018
Eldorado Gold Corp. (Canada)(c)	1,518,600	13,682,610
European Goldfields Ltd. (Canada)(c)	1,998,300	5,806,864
Fronteer Development Group, Inc.(c)	362,100	1,242,003
Gabriel Resources Ltd. (Canada)(c)	1,773,200	2,972,738
Gold Reserve, Inc.(c)	130,300	62,733
Gold Reserve, Inc. (Canada)(c)	588,900	306,228
Goldcorp, Inc.(d)	409,377	14,225,851
Highland Gold Mining Ltd. (United Kingdom)(c)	427,900	346,269
Kinross Gold Corp.	858,000	15,572,700
Lihir Gold Ltd. ADR (Papua New Guinea)(c)	456,800	10,606,896
Nevsun Resources Ltd. (Canada)(c)	1,782,900	2,115,292
Newcrest Mining Ltd. (Australia)	513,499	12,550,574
Newmont Mining Corp.	318,800	13,029,356
Randgold Resources Ltd. ADR (Jersey)(d)	179,200	11,499,264
Seabridge Gold, Inc.(c)(d)	222,200	5,763,868

SEE NOTES TO FINANCIAL STATEMENTS.

A105

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Gold (continued)
SEMAFO, Inc. 144A (Canada), (original cost $3,690,617; purchased 10/31/06-9/20/07)(a)(b)(c)	2,385,200	$4,326,847

		140,463,704

Integrated Oil/Domestic — 3.4%
Hess Corp.	169,700	9,121,375
Occidental Petroleum Corp.	335,400	22,072,674

		31,194,049

Integrated Oil/International — 6.8%
BG Group PLC (United Kingdom)	996,700	16,784,100
Petroleo Brasileiro ADR SA (Brazil)(d)	462,700	18,961,446
Reliance Industries Ltd. (India), GDR, 144A(c)	141,400	11,944,835
Sasol Ltd. ADR (South Africa)	441,500	15,373,030

		63,063,411

Iron & Steel — 1.5%
Cliffs Natural Resources, Inc.	382,700	9,364,669
MMX Mineracao e Metalicos SA (Brazil)(c)	1,384,000	4,442,644

		13,807,313

Mineral Sands — 1.5%
OPTI Canada, Inc. (Canada)(c)	1,399,548	2,346,317
Suncor Energy, Inc.(d)	324,000	9,830,160
UTS Energy Corp. (Canada)(c)	942,800	1,272,575

		13,449,052

Natural Gas Production — 12.4%
Advantage Energy Income Fund (Canada), 144A	407,900	1,718,360
Advantage Energy Income Fund (Canada)	152,300	641,594
BPI Energy Holdings, Inc.(c)	2,800,000	56,000
Chesapeake Energy Corp.	421,300	8,354,379
EQT Corp.	271,800	9,488,538
Linc Energy Ltd. 144A (Australia), (original cost $10,041,672; purchased 7/02/08)(a)(b)(c)	2,820,000	3,455,802
PetroHawk Energy Corp.(c)	469,400	10,467,620
Range Resources Corp.(d)	342,250	14,172,572
SandRidge Energy, Inc.(c)(d)	724,600	6,173,592
Southwestern Energy Co.(c)(d)	710,100	27,587,385
Trident Resources Corp. (Canada), Private Placement (original cost $4,402,178; purchased 12/04/03)(a)(b)(c)	412,657	—	(e)
Ultra Petroleum Corp.(c)(d)	295,400	11,520,600
XTO Energy, Inc.	444,925	16,969,439
Zodiac Exploration Corp. (Canada), Private Placement (original cost $3,757,486; purchased 8/08/08)(a)(b)(c)	8,000,000	3,645,274

		114,251,155

COMMON STOCKS (continued)	Shares		Value (Note 2)

Non-Natural Resources Industry — 1.0%
NRG Energy, Inc.(c)(d)		347,100	$9,010,716

Oil & Gas Storage & Transportation — 1.8%
LLX Logistica SA (Brazil)(c)		2,682,162	5,228,813
Williams Cos., Inc.		735,900	11,487,399

			16,716,212

Platinum — 1.2%
Impala Platinum Holdings Ltd. ADR (South Africa)(d)		488,200	10,794,102

Silver — 2.2%
Hecla Mining Co.(c)(d)		1,506,100	4,036,348
Pan American Silver Corp.(c)(d)		419,600	7,691,268
Pan American Silver Corp. (Canada)(c)		130,458	2,419,275
Silver Wheaton Corp.(c)(d)		729,200	6,008,608

			20,155,499

TOTAL COMMON STOCKS (cost $883,070,567)			907,642,463

CORPORATE BOND — 1.1%

	Principal Amount (000)#
Natural Gas Production
Trident Resources Corp. (Canada), Sub. Unsec'd. Note, Private Placement, PIK, 7.808%, due 8/12/12 (original cost $16,818,117; purchased 8/20/07-6/29/09)(a)(b)	CAD	17,783	10,201,391

WARRANTS(c)

	Units
Gold
Crystallex International Corp. Warrant (Canada), (Private) expiring 8/11/09 (cost $0; purchased 2/08/08)(a)(b)		221,350	—	(e)

Natural Gas Production
Trident Resouces Corp. Warrant (Canada), (Private) expiring 1/01/15 (cost $0; purchased 8/20/07)(a)(b)		1,455,868	125
Zodiac Exploration Corp. Warrant (Canada), (Private) expiring 2/10/12 (cost $0; purchased 8/08/08)(a)(b)		8,000,000	—	(e)

TOTAL WARRANTS (cost $0)			125

TOTAL LONG-TERM INVESTMENTS (cost $899,888,685)			917,843,979

SEE NOTES TO FINANCIAL STATEMENTS.

A106

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

SHORT-TERM INVESTMENT — 22.2%
	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $204,551,191; includes $199,229,789 of cash collateral received for securities on loan) (Note 4)(f)(g)	204,551,191	$204,551,191

TOTAL INVESTMENTS(h) — 121.7% (cost $1,104,439,876)		1,122,395,170
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.7%)		(200,474,360)

NET ASSETS — 100.0%		$921,920,810

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CAD	Canadian Dollar
GDR	Global Depositary Receipt
PIK	Payment in Kind

#	Principal amount shown in U.S. Dollar unless otherwise stated.

(a)	Indicates illiquid securities.

(b)	Indicates a security restricted to resale; The aggregate cost of such securities was $43,496,047. The aggregate value of $23,242,019 is approximately 2.5% of the net assets.

(c)	Non-income producing security.

(d)	All or a portion of security is on loan. The aggregate market value of such securities is $190,984,481; cash collateral of $199,229,789 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Less than $1.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(h)	As of June 30, 2009, 15 securities representing $94,779,126 and 10.3% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$823,064,853	$—	$3,645,274
Common Stocks: Australia	—	33,470,395	—
Common Stocks: Papua New Guinea	—	8,225,678	—
Common Stocks: South Africa	—	9,207,093	—
Common Stocks: United Kingdom	—	30,029,170	—
Corporate Bond	—	—	10,201,391
Warrants	—	—	125
Affiliated Money Market Mutual Fund	204,551,191	—	—

	1,027,616,044	80,932,336	13,846,790
Other Financial Instruments*	—	—	—

Total	$1,027,616,044	$80,932,336	$13,846,790

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond	Warrants
Balance as of 12/31/08	$4,865,491	$4,671,234	$119
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(1,220,217)	4,949,655	6
Net purchases (sales)	—	580,502	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/09	$3,645,274	$10,201,391	$125

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 21.6% of collateral received for securities on loan)	22.2%
Diversified Exploration & Production	19.9
Gold	15.2
Natural Gas Production	13.5
Energy Services	12.3
Integrated Oil/International	6.8
Diversified Metals & Mining	6.6
Copper	4.3
Integrated Oil/Domestic	3.4
Drillers	3.2
Silver	2.2
Oil & Gas Storage & Transportation	1.8
All Other Basic Metals	1.6
Iron & Steel	1.5
Mineral Sands	1.5
Platinum	1.2
Non-Natural Resources Industry	1.0
Diversified Resources	0.9
Aluminum	0.8
Foods	0.8
Fertilizers	0.6
Coal	0.4

121.7
Liabilities in excess of other assets	(21.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$125	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

For the six months ended June 30, 2009, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging Instruments, carried at fair value	Warrants
Equity contracts	$6

SEE NOTES TO FINANCIAL STATEMENTS.

A108

NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value, including securities on loan of $190,984,481:
Unaffiliated investments (cost $899,888,685)	$917,843,979
Affiliated investments (cost $204,551,191)	204,551,191
Cash	229,474
Foreign currency, at value (cost $68)	69
Dividends and interest receivable	814,495
Receivable for investments sold	753,373
Receivable for Series shares sold	95,612
Tax reclaims receivable	70,516
Prepaid expenses	4,443

Total Assets	1,124,363,152

LIABILITIES
Collateral for securities on loan	199,229,789
Payable for investments purchased	2,393,503
Management fee payable	359,500
Accrued expenses and other liabilities	283,499
Payable for Series shares repurchased	153,724
Distribution fee payable	13,580
Administration fee payable	8,152
Affiliated transfer agent fee payable	595

Total Liabilities	202,442,342

NET ASSETS	$921,920,810

Net assets were comprised of:
Paid-in capital	$975,589,630
Retained earnings	(53,668,820)

Net assets, June 30, 2009	$921,920,810

Class I:
Net asset value and redemption price per share, $861,450,747 / 31,013,793 outstanding shares of beneficial interest	$27.78

Class II:
Net asset value and redemption price per share, $60,470,063 / 2,188,675 outstanding shares of beneficial interest	$27.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $78,782)	$2,980,323
Interest	576,912
Affiliated income from securities loaned, net	445,793
Affiliated dividend income	17,147

4,020,175

EXPENSES
Management fee	1,811,274
Distribution fee—Class II	62,553
Administration fee—Class II	37,534
Custodian’s fees and expenses	132,000
Shareholders’ reports	95,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	37,000
Insurance expenses	20,000
Trustees’ fees	12,000
Audit fee	9,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 8)	2,360
Miscellaneous	16,995

Total expenses	2,244,716

NET INVESTMENT INCOME	1,775,459

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(50,954,102)
Foreign currency transactions	(108,130)

(51,062,232)

Net change in unrealized appreciation (depreciation) on:
Investments	276,721,657
Foreign currencies	(7,199)

276,714,458

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	225,652,226

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$227,427,685

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,775,459	$6,543,833
Net realized gain (loss) on investments and foreign currency transactions	(51,062,232)	112,828,745
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	276,714,458	(971,071,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	227,427,685	(851,698,722)

DISTRIBUTIONS:
Class I	(111,232,160)	(195,367,433)
Class II	(8,100,142)	(8,068,760)

TOTAL DISTRIBUTIONS	(119,332,302)	(203,436,193)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [1,529,944 and 2,490,421 shares, respectively]	40,038,001	121,940,234
Series shares issued in reinvestment of dividends and distributions [3,839,633 and 3,456,316 shares, respectively]	119,332,302	203,436,193
Series shares repurchased [2,548,625 and 6,091,987 shares, respectively]	(65,264,413)	(268,319,139)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	94,105,890	57,057,288

TOTAL INCREASE (DECREASE) IN NET ASSETS	202,201,273	(998,077,627)
NET ASSETS:
Beginning of period	719,719,537	1,717,797,164

End of period	$921,920,810	$719,719,537

SEE NOTES TO FINANCIAL STATEMENTS.

A109

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 3.1%
AAR Corp.(a)(b)	48,926	$785,262
Aerovironment, Inc.(a)(b)	19,966	616,151
American Science & Engineering, Inc.	11,543	797,852
Applied Signal Technology, Inc.(a)	16,537	421,859
Axsys Technologies, Inc.(a)(b)	12,115	649,849
Ceradyne, Inc.(b)	32,638	576,387
Cubic Corp.	19,665	703,810
Curtiss-Wright Corp.	57,208	1,700,794
Esterline Technologies Corp.(a)(b)	37,612	1,018,157
GenCorp, Inc.(b)	62,772	119,894
Moog, Inc. (Class A Stock)(b)	53,833	1,389,430
Orbital Sciences Corp.(a)(b)	71,309	1,081,758
Stanley, Inc.(b)	17,240	566,851
Teledyne Technologies, Inc.(a)(b)	45,547	1,491,664
Triumph Group, Inc.	21,090	843,600

		12,763,318

Air Freight & Logistics — 0.4%
Forward Air Corp.(a)	36,569	779,651
HUB Group, Inc. (Class A Stock)(a)(b)	47,882	988,285

		1,767,936

Airlines — 0.2%
SkyWest, Inc.	70,342	717,488

Auto Components — 0.3%
Drew Industries, Inc.(b)	24,550	298,773
Spartan Motors, Inc.	41,018	464,734
Standard Motor Products, Inc.	15,302	126,548
Superior Industries International, Inc.	29,336	413,638

		1,303,693

Automobiles — 0.1%
Winnebago Industries(a)	36,734	272,934

Beverages — 0.1%
Boston Beer Co., Inc. (Class A Stock)(b)	12,810	379,048

Biotechnology — 1.2%
ArQule, Inc.(b)	36,113	221,734
Cubist Pharmaceuticals, Inc.(b)	72,886	1,336,000
Martek Biosciences Corp.(a)	42,031	888,956
Regeneron Pharmaceuticals, Inc.(a)(b)	80,019	1,433,940
Savient Pharmaceuticals, Inc.(a)(b)	66,906	927,317

		4,807,947

Building Products — 0.9%
Apogee Enterprises, Inc.	35,259	433,686
Gibraltar Industries, Inc.	34,222	235,105
Griffon Corp.(b)	61,667	513,069
NCI Building Systems, Inc.(b)	24,830	65,551
Quanex Building Products Corp.	47,563	533,657
Simpson Manufacturing Co., Inc.	47,738	1,032,096
Universal Forest Products, Inc.	21,379	707,431

		3,520,595

Capital Markets — 1.8%
Greenhill & Co., Inc.(a)	23,336	1,685,093
Investment Technology Group, Inc.(b)	54,857	1,118,534
LaBranche & Co., Inc.(b)	60,913	261,926

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets (continued)
OptionsXpress Holdings, Inc.	51,926	$806,411
Piper Jaffray Cos.(a)(b)	20,617	900,344
Stifel Financial Corp.(a)(b)	34,652	1,666,415
SWS Group, Inc.	34,669	484,326
TradeStation Group, Inc.(b)	39,448	333,730

		7,256,779

Chemicals — 1.9%
A. Schulman, Inc.	32,935	497,648
American Vanguard Corp.	25,641	289,743
Arch Chemicals, Inc.(a)	31,710	779,749
Balchem Corp.(b)	23,180	568,374
Calgon Carbon Corp.(b)	69,176	960,855
HB Fuller Co.	61,447	1,153,360
NewMarket Corp.	15,613	1,051,223
OM Group, Inc.(b)	38,695	1,122,929
Penford Corp.	14,176	82,079
PolyOne Corp.(b)	116,825	316,596
Quaker Chemical Corp.	13,869	184,319
Stepan Co.	9,162	404,594
Zep, Inc.	27,246	328,314

		7,739,783

Commercial Banks — 5.7%
Bank of The Ozarks, Inc.	15,800	341,754
Boston Private Financial Holdings, Inc.(a)	80,916	362,504
Cascade Bancorp(a)	35,453	49,989
Central Pacific Financial Corp.	36,287	136,076
Columbia Banking System, Inc.	23,022	235,515
Community Bank System, Inc.(a)	41,361	602,216
East West Bancorp, Inc.(a)	80,952	525,378
First BanCorp (Puerto Rico)	95,956	379,026
First Commonwealth Financial Corp.(a)	94,647	600,062
First Financial Bancorp(b)	53,132	399,553
First Financial Bankshares, Inc.(a)	26,342	1,326,583
First Midwest Bancorp, Inc.	61,435	449,090
Frontier Financial Corp.(a)	59,568	72,077
Glacier Bancorp, Inc.(a)	77,809	1,149,239
Hancock Holding Co.(a)	30,169	980,191
Hanmi Financial Corp.	46,992	82,236
Home Bancshares, Inc.(a)	16,820	320,253
Independent Bank Corp./MI	25,173	33,228
Independent Bank Corp./Rockland MA	26,415	520,376
Nara Bancorp, Inc.	28,228	146,221
National Penn Bancshares, Inc.	104,942	483,783
NBT Bancorp, Inc.(a)	43,340	940,911
Old National Bancorp(a)	83,977	824,654
Pinnacle Financial Partners, Inc.(a)(b)	40,130	534,532
PrivateBancorp, Inc.(a)	46,993	1,045,124
Prosperity Bancshares, Inc.	51,940	1,549,370
S&T Bancorp, Inc.	29,723	361,432
Signature Bank(b)	50,509	1,369,804
Simmons First National Corp. (Class A Stock)	15,800	422,176
South Financial Group, Inc. (The)	202,811	241,345

SEE NOTES TO FINANCIAL STATEMENTS.

A110

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Sterling Bancorp	22,822	$190,564
Sterling Bancshares, Inc.(a)	103,170	653,066
Sterling Financial Corp.(a)	66,242	192,764
Susquehanna Bancshares, Inc.(a)	109,010	533,059
Tompkins Financial Corp.	8,490	407,095
UCBH Holdings, Inc.	152,281	191,874
UMB Financial Corp.	37,098	1,410,095
Umpqua Holdings Corp.	76,141	590,854
United Bankshares, Inc.(a)	47,780	933,621
United Community Banks, Inc.(a)	52,520	314,595
Whitney Holding Corp.(a)	85,154	780,011
Wilshire Bancorp, Inc.	24,521	140,996
Wintrust Financial Corp.	30,284	486,967

		23,310,259

Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	56,498	1,020,919
ATC Technology Corp.(b)	24,992	362,384
Bowne & Co., Inc.	35,067	228,286
Consolidated Graphics, Inc.(a)(b)	14,137	246,267
G&K Services, Inc. (Class A Stock)	23,368	494,233
Geo Group, Inc. (The)(b)	64,623	1,200,695
Healthcare Services Group, Inc.	54,734	978,644
Interface, Inc. (Class A Stock)	71,106	440,857
Mobile Mini, Inc.(a)(b)	44,837	657,759
Standard Register Co. (The)	16,035	52,274
Sykes Enterprises, Inc.(b)	42,235	764,031
Tetra Tech, Inc.(b)	76,188	2,182,786
United Stationers, Inc.(a)(b)	29,989	1,046,016
Viad Corp.	26,035	448,323

		10,123,474

Communications Equipment — 2.4%
Arris Group, Inc.(b)	156,672	1,905,131
Bel Fuse, Inc. (Class B Stock)	14,546	233,318
Black Box Corp.	22,229	744,005
Blue Coat Systems, Inc.(b)	49,972	826,537
Comtech Telecommunications Corp.(b)	35,596	1,134,800
Digi International, Inc.(b)	31,123	303,449
EMS Technologies, Inc.(b)	19,254	402,409
Harmonic, Inc.(a)(b)	120,909	712,154
NETGEAR, Inc.(a)(b)	43,472	626,431
Network Equipment Technologies, Inc.(b)	36,866	157,049
PC-Tel, Inc.(b)	23,811	127,389
Symmetricom, Inc.(b)	55,112	317,996
Tekelec(b)	84,141	1,416,093
Tollgrade Communications, Inc.(b)	15,965	83,657
ViaSat, Inc.(a)(b)	34,640	888,170

		9,878,588

Computers & Peripherals — 1.1%
Adaptec, Inc.(b)	153,986	408,063
Avid Technology, Inc.(a)(b)	38,745	519,570
Hutchinson Technology, Inc.(b)	29,483	57,492
Intermec, Inc.(b)	61,913	798,678
Intevac, Inc.(b)	27,695	241,223

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computers & Peripherals (continued)
Novatel Wireless, Inc.(a)(b)	38,474	$347,036
Stratasys, Inc.(a)(b)	25,560	280,904
Synaptics, Inc.(a)(b)	43,455	1,679,536

		4,332,502

Construction & Engineering — 0.6%
EMCOR Group, Inc.(b)	83,257	1,675,131
Insituform Technologies, Inc. (Class A Stock)(b)	49,081	832,904

		2,508,035

Construction Materials — 0.6%
Eagle Materials, Inc.	55,187	1,392,920
Headwaters, Inc.(b)	53,475	179,676
Texas Industries, Inc.(a)	35,075	1,099,952

		2,672,548

Consumer Finance — 0.5%
Cash America International, Inc.	37,323	872,985
First Cash Financial Services, Inc.(b)	32,521	569,768
Rewards Network, Inc.(b)	33,991	128,486
World Acceptance Corp.(b)	20,434	406,841

		1,978,080

Containers & Packaging — 0.5%
Myers Industries, Inc.	35,665	296,733
Rock-Tenn Co. (Class A Stock)	48,517	1,851,409

		2,148,142

Distributors
Audiovox Corp. (Class A Stock)(b)	23,382	137,018

Diversified Consumer Services — 1.2%
American Public Education, Inc.(b)	20,440	809,629
Capella Education Co.(a)(b)	17,983	1,078,081
Coinstar, Inc.(a)(b)	38,150	1,018,605
Hillenbrand, Inc.	78,202	1,301,281
Pre-Paid Legal Services, Inc.(b)	9,080	395,797
Universal Technical Institute, Inc.(a)(b)	25,673	383,298

		4,986,691

Diversified Financial Services — 0.3%
Financial Federal Corp.	32,709	672,170
Portfolio Recovery Associates, Inc.(a)(b)	19,435	752,717

		1,424,887

Diversified Telecommunication Services — 0.5%
Cbeyond, Inc.(b)	32,330	$463,935
Fairpoint Communications, Inc.	113,156	67,894
General Communication, Inc. (Class A Stock)(b)	55,585	385,204
Iowa Telecommunications Services, Inc.	41,293	516,575
Neutral Tandem, Inc.(b)	22,840	674,237

		2,107,845

Electric Utilities — 1.0%
ALLETE, Inc.(a)	35,276	1,014,185
Central Vermont Public Service Corp.	14,734	266,686

SEE NOTES TO FINANCIAL STATEMENTS.

A111

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electric Utilities (continued)
El Paso Electric Co.(b)	56,776	$792,593
UIL Holdings Corp.	37,880	850,406
Unisource Energy Corp.	45,067	1,196,078

		4,119,948

Electrical Equipment — 2.4%
A.O. Smith Corp.(a)	28,521	928,929
Acuity Brands, Inc.(a)	51,784	1,452,541
AZZ, Inc.(b)	15,360	528,538
Baldor Electric Co.(a)	58,876	1,400,660
Belden, Inc.(a)	58,900	983,630
Brady Corp. (Class A Stock)	64,843	1,628,856
C&D Technologies, Inc.(b)	33,189	66,378
II-VI, Inc.(a)(b)	30,594	678,269
Magnetek, Inc.(b)	39,034	54,257
Regal-Beloit Corp.(a)	45,370	1,802,096
Vicor Corp.	24,721	178,486

		9,702,640

Electronic Equipment & Instruments — 3.3%
Agilysys, Inc.	28,574	133,726
Anixter International, Inc.(a)(b)	37,912	1,425,112
Benchmark Electronics, Inc.(a)(b)	82,528	1,188,403
Brightpoint, Inc.(b)	65,243	409,074
Checkpoint Systems, Inc.(b)	49,114	770,599
Cognex Corp.(a)	50,170	708,902
CTS Corp.	42,624	279,187
Daktronics, Inc.	43,182	332,501
DTS, Inc./CA(a)(b)	22,000	595,540
Electro Scientific Industries, Inc.(b)	34,204	382,401
FARO Technologies, Inc.(b)	21,186	329,019
Gerber Scientific, Inc.(b)	30,479	76,197
Insight Enterprises, Inc.(b)	57,942	559,720
Keithley Instruments, Inc.	17,159	68,636
Littelfuse, Inc.(b)	27,472	548,341
LoJack Corp.(b)	22,510	94,317
Mercury Computer Systems, Inc.(b)	28,574	264,309
Methode Electronics, Inc.	47,688	334,770
MTS Systems Corp.	21,216	438,110
Newport Corp.(b)	45,712	264,672
Park Electrochemical Corp.	25,892	557,455
Plexus Corp.(b)	49,895	1,020,852
RadiSys Corp.(b)	29,486	265,669
Rogers Corp.(b)	19,826	401,080
Scansource, Inc.(a)(b)	33,581	823,406
SYNNEX Corp.(b)	24,139	603,234
Technitrol, Inc.	51,783	335,036
TTM Technologies, Inc.(a)(b)	54,509	433,892

		13,644,160

Energy Equipment & Services — 3.2%
Atwood Oceanics, Inc.(b)	70,625	1,759,269
Basic Energy Services, Inc.(b)	28,772	196,513
Bristow Group, Inc.(a)(b)	36,874	1,092,577
CARBO Ceramics, Inc.(a)	24,423	835,266
Dril-Quip, Inc.(a)(b)	38,020	1,448,562
Gulf Island Fabrication, Inc.	18,035	285,494
Hornbeck Offshore Services, Inc.(b)	29,248	625,615

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
ION Geophysical Corp.(b)	113,591	$291,929
Lufkin Industries, Inc.	18,857	792,937
Matrix Service Co.(b)	33,016	379,024
NATCO Group, Inc. (Class A Stock)(b)	25,174	828,728
Oil States International, Inc.(b)	62,726	1,518,596
Pioneer Drilling Co.(a)(b)	63,503	304,179
SEACOR Holdings, Inc.(a)(b)	25,576	1,924,338
Superior Well Services, Inc.(b)	21,026	125,105
Tetra Technologies, Inc.(b)	95,124	757,187

		13,165,319

Exchange Traded Fund — 0.1%
iShares S&P Smallcap 600 Index Fund(b)	6,319	281,006

Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	23,014	689,039
Casey’s General Stores, Inc.	64,280	1,651,353
Great Atlantic & Pacific Tea Co.(b)	38,285	162,711
Nash Finch Co.	16,216	438,805
Spartan Stores, Inc.	28,038	347,952
United Natural Foods, Inc.(a)(b)	54,318	1,425,848

		4,715,708

Food Products — 2.0%
Cal-Maine Foods, Inc.(a)	15,984	398,961
Darling International, Inc.(b)	103,971	686,208
Diamond Foods, Inc.	20,851	581,743
Green Mountain Coffee Roasters, Inc.(a)(b)	34,279	2,026,574
Hain Celestial Group, Inc. (The)(b)	51,480	803,603
J&J Snack Foods Corp.	17,673	634,461
Lance, Inc.	40,363	933,596
Sanderson Farms, Inc.(a)	22,124	995,580
TreeHouse Foods, Inc.(b)	39,935	1,148,930

		8,209,656

Gas Utilities — 2.9%
Atmos Energy Corp.	116,422	2,915,207
Laclede Group, Inc. (The)	28,056	929,495
New Jersey Resources Corp.	53,309	1,974,565
Northwest Natural Gas Co.	33,548	1,486,847
Piedmont Natural Gas Co., Inc.	92,958	2,241,218
South Jersey Industries, Inc.	37,664	1,314,097
Southwest Gas Corp.	56,527	1,255,465

		12,116,894

Healthcare Equipment & Supplies — 4.2%
Abaxis, Inc.(a)(b)	27,678	568,506
Align Technology, Inc.(b)	84,200	892,520
American Medical Systems Holdings, Inc.(b)	93,380	1,475,404
Analogic Corp.	16,216	599,181
CONMED Corp.(b)	36,741	570,220
Cooper Cos., Inc. (The)(a)	57,113	1,412,405
Cryolife, Inc.(b)	35,667	197,595
Cyberonics, Inc.(a)(b)	29,362	488,290
Greatbatch, Inc.(b)	29,302	662,518

SEE NOTES TO FINANCIAL STATEMENTS.

A112

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
Haemonetics Corp.(b)	32,464	$1,850,448
ICU Medical, Inc.(b)	16,482	678,234
Integra Lifesciences Holdings Corp.(b)	25,489	675,713
Invacare Corp.	40,623	716,996
Kensey Nash Corp.(b)	14,348	376,061
Meridian Bioscience, Inc.(a)	51,227	1,156,706
Merit Medical Systems, Inc.(b)	35,269	574,885
Natus Medical, Inc.(b)	35,360	408,054
Neogen Corp.(b)	18,667	540,970
Osteotech, Inc.(b)	22,738	100,047
Palomar Medical Technologies, Inc.(b)	22,783	333,999
Surmodics, Inc.(a)(b)	18,582	420,511
Symmetry Medical, Inc.(b)	45,243	421,665
Theragenics Corp.(b)	42,311	54,581
West Pharmaceutical Services, Inc.(a)	41,482	1,445,648
Zoll Medical Corp.(b)	26,654	515,488

		17,136,645

Healthcare Providers & Services — 5.8%
Air Methods Corp.(b)	13,575	371,412
Almost Family, Inc.(b)	8,112	211,804
Amedisys, Inc.(a)(b)	34,566	1,141,369
AMERIGROUP Corp.(b)	66,902	1,796,319
AMN Healthcare Services, Inc.(b)	41,259	263,232
AmSurg Corp. (Class A Stock)(b)	38,732	830,414
Bio-Reference Labs, Inc.(a)(b)	14,673	463,814
Catalyst Health Solutions, Inc.(b)	48,744	1,215,675
Centene Corp.(a)(b)	54,488	1,088,670
Chemed Corp.	28,605	1,129,325
Corvel Corp.(b)	9,628	219,230
Cross Country Healthcare, Inc.(b)	38,870	267,037
Genoptix, Inc.(b)	12,130	388,039
Gentiva Health Services, Inc.(b)	36,594	602,337
Hanger Orthopedic Group, Inc.(a)(b)	39,430	535,854
Healthspring, Inc.(b)	61,822	671,387
Healthways, Inc.(b)	42,541	572,177
HMS Holdings Corp.(a)(b)	32,758	1,333,906
Inventiv Health, Inc.(b)	42,254	571,697
IPC The Hospitalist Co., Inc.(b)	10,800	288,252
Landauer, Inc.(a)	11,833	725,836
LCA-Vision, Inc.	23,427	98,862
LHC Group, Inc.(a)(b)	18,894	419,636
Magellan Health Services, Inc.(b)	44,691	1,466,759
Medcath Corp.(b)	24,782	291,436
Mednax, Inc.(b)	57,963	2,441,981
Molina Healthcare, Inc.(a)(b)	17,088	408,745
MWI Veterinary Supply, Inc.(a)(b)	15,319	534,020
Odyssey HealthCare, Inc.(b)	41,556	427,196
PharMerica Corp.(a)(b)	38,553	756,795
PSS World Medical, Inc.(a)(b)	75,086	1,389,842
RehabCare Group, Inc.(b)	23,285	557,210
Res-Care, Inc.(b)	32,388	463,148

		23,943,416

Healthcare Technology — 1.0%
Computer Programs & Systems, Inc.	11,913	456,387
Eclipsys Corp.(a)(b)	70,980	1,262,024
Omnicell, Inc.(b)	39,859	428,484

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Technology (continued)
Phase Forward, Inc.(a)(b)	54,568	$824,523
Quality Systems, Inc.(a)	23,131	1,317,542

		4,288,960

Hotels, Restaurants & Leisure — 3.1%
Buffalo Wild Wings, Inc.(a)(b)	22,774	740,610
California Pizza Kitchen, Inc.(b)	30,412	404,175
CEC Entertainment, Inc.(a)(b)	29,094	857,691
CKE Restaurants, Inc.(a)	69,079	585,790
Cracker Barrel Old Country Store, Inc.(a)	28,639	799,028
DineEquity, Inc.(a)	19,606	611,511
Interval Leisure Group, Inc.(b)	49,830	464,416
Jack In The Box, Inc.(b)	72,219	1,621,317
Landry’s Restaurants, Inc.(b)	15,689	134,925
Marcus Corp.	26,736	281,263
Monarch Casino & Resort, Inc.(b)	14,405	105,156
Multimedia Games, Inc.(b)	29,294	145,298
O’Charleys, Inc.	27,075	250,444
Papa John’s International, Inc.(b)	27,236	675,180
Peet’s Coffee & Tea, Inc.(b)	14,385	362,502
PF Chang’s China Bistro, Inc.(a)(b)	30,034	962,890
Pinnacle Entertainment, Inc.(a)(b)	75,893	705,046
Red Robin Gourmet Burgers, Inc.(a)(b)	19,656	368,550
Ruby Tuesday, Inc.(b)	66,719	444,349
Ruth’s Hospitality Group, Inc.(b)	25,368	93,101
Shuffle Master, Inc.(b)	67,790	448,092
Sonic Corp.(a)(b)	76,779	770,093
Steak N Shake Co. (The)(b)	36,370	317,874
Texas Roadhouse, Inc. (Class A Stock)(a)(b)	64,403	702,637

		12,851,938

Household Durables — 0.9%
Ethan Allen Interiors, Inc.(a)	36,555	378,710
Helen of Troy Ltd. (Bermuda)(b)	37,740	633,655
La-Z-Boy, Inc.(a)	65,064	307,102
M/I Homes, Inc.	23,178	226,913
Meritage Homes Corp.(a)(b)	39,661	748,006
National Presto Industries, Inc.	6,095	463,830
Russ Berrie & Co., Inc.(b)	21,441	83,834
Skyline Corp.	8,564	186,267
Standard Pacific Corp.(b)	117,628	238,785
Universal Electronics, Inc.(b)	17,202	346,964

		3,614,066

Household Products — 0.4%
Central Garden And Pet Co. (Class A Stock)(b)	88,258	869,341
WD-40 Co.	20,878	605,462

		1,474,803

Industrial Conglomerates — 0.1%
Standex International Corp.	15,565	180,554
Tredegar Corp.	24,431	325,421

		505,975

SEE NOTES TO FINANCIAL STATEMENTS.

A113

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance — 3.0%
American Physicians Capital, Inc.	9,228	$361,369
AMERISAFE, Inc.(b)	23,831	370,810
Delphi Financial Group, Inc. (Class A Stock)	55,668	1,081,629
eHealth, Inc.(b)	31,240	551,698
Employers Holdings, Inc.	57,100	773,705
Infinity Property & Casualty Corp.	17,403	634,513
National Financial Partners Corp.	52,013	380,735
Navigators Group, Inc.(b)	16,939	752,600
Presidential Life Corp.	27,240	206,207
ProAssurance Corp.(b)	41,823	1,932,641
RLI Corp.	22,706	1,017,229
Safety Insurance Group, Inc.	19,960	609,978
Selective Insurance Group	66,772	852,678
Stewart Information Services Corp.(a)	22,995	327,679
Tower Group, Inc.(a)	44,532	1,103,503
United Fire & Casualty Co.	28,220	483,973
Zenith National Insurance Corp.	47,239	1,026,976

		12,467,923

Internet & Catalog Retail — 0.7%
Blue Nile, Inc.(a)(b)	18,369	789,683
HSN, Inc.(b)	49,829	526,693
NutriSystem, Inc.(a)	38,795	562,527
PetMed Express, Inc.(a)(b)	28,719	431,647
Stamps.com, Inc.(b)	16,261	137,893
Ticketmaster Entertainment, Inc.(b)	50,716	325,597

		2,774,040

Internet Software & Services — 1.3%
Bankrate, Inc.(a)(b)	17,592	444,022
comScore, Inc.(b)	23,854	317,735
DealerTrack Holdings, Inc.(a)(b)	50,745	862,665
Infospace, Inc.(b)	44,268	293,497
j2 Global Communications, Inc.(b)	56,425	1,272,948
Knot, Inc. (The)(a)(b)	37,927	298,865
Perficient, Inc.(b)	40,765	284,947
United Online, Inc.	105,689	688,036
Websense, Inc.(a)(b)	56,023	999,450

		5,462,165

IT Services — 1.9%
CACI International, Inc. (Class A Stock)(a)(b)	37,922	1,619,649
Ciber, Inc.(b)	77,299	239,627
CSG Systems International, Inc.(b)	44,368	587,432
Cybersource Corp.(a)(b)	87,406	1,337,312
Forrester Research, Inc.(b)	19,043	467,506
Heartland Payment Systems, Inc.	30,769	294,459
Integral Systems, Inc.(b)	21,861	181,883
MAXIMUS, Inc.	22,155	913,894
Startek, Inc.(b)	14,582	116,948
Teletech Holdings, Inc.(b)	45,300	686,295
Wright Express Corp.(b)	48,888	1,245,177

		7,690,182

Leisure Equipment & Products — 1.0%
Arctic Cat, Inc.	15,037	60,750
Brunswick Corp.(a)	111,533	481,823

COMMON STOCKS (continued)	Shares	Value (Note 2)

Leisure Equipment & Products (continued)
Jakks Pacific, Inc.(b)	35,304	$452,950
Nautilus, Inc.(b)	28,186	31,850
Polaris Industries, Inc.(a)	41,284	1,326,042
Pool Corp.(a)	61,162	1,012,843
Rc2 Corp.(b)	21,805	288,480
Sturm Ruger & Co., Inc.(a)(b)	24,073	299,468

		3,954,206

Life Sciences Tools & Services — 0.8%
Cambrex Corp.(b)	36,932	152,160
Dionex Corp.(b)	22,382	1,365,974
ENZO Biochem, Inc.(b)	41,194	182,489
eResearchTechnology, Inc.(b)	52,839	328,130
Kendle International, Inc.(b)	16,900	206,856
Parexel International Corp.(b)	72,763	1,046,332

		3,281,941

Machinery — 4.1%
Actuant Corp. (Class A Stock)	75,479	920,844
Albany International Corp. (Class A Stock)	34,261	389,890
Astec Industries, Inc.(a)(b)	25,074	744,447
Badger Meter, Inc.	18,100	742,100
Barnes Group, Inc.	53,694	638,422
Briggs & Stratton Corp.(a)	62,972	840,046
Cascade Corp.	10,676	167,933
Circor International, Inc.	21,473	506,978
CLARCOR, Inc.(a)	64,424	1,880,537
EnPro Industries, Inc.(b)	25,255	454,843
ESCO Technologies, Inc.(a)(b)	33,200	1,487,360
Gardner Denver, Inc.(b)	65,691	1,653,442
John Bean Technologies Corp.	34,828	436,047
Kaydon Corp.(a)	42,002	1,367,585
Lindsay Corp.(a)	15,560	515,036
Lydall, Inc.(b)	21,189	72,043
Mueller Industries, Inc.	47,008	977,766
Robbins & Myers, Inc.	41,482	798,529
Toro Co.	45,337	1,355,576
Wabash National Corp.	39,286	27,500
Watts Water Technologies, Inc. (Class A Stock)	37,082	798,746

		16,775,670

Marine — 0.5%
Kirby Corp.(b)	68,044	2,163,119

Media — 0.3%
Arbitron, Inc.	33,488	532,124
E.W. Scripps Co. (Class A Stock)	36,976	77,280
Live Nation, Inc.(b)	105,714	513,770

		1,123,174

Metals & Mining — 0.6%
A.M. Castle & Co.	21,152	255,516
Amcol International Corp.(a)	28,658	618,440
Brush Engineered Materials, Inc.(b)	25,467	426,572
Century Aluminum Co.(b)	70,309	438,025
Olympic Steel, Inc.	11,445	280,059
RTI International Metals, Inc.(b)	29,219	516,300

		2,534,912

SEE NOTES TO FINANCIAL STATEMENTS.

A114

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multiline Retail — 0.2%
Fred’s, Inc. (Class A Stock)(a)	50,642	$638,089
Tuesday Morning Corp.(b)	39,487	133,071

		771,160

Multi-Utilities — 0.5%
Avista Corp.	69,099	1,230,653
CH Energy Group, Inc.	19,998	933,907

		2,164,560

Oil, Gas & Consumable Fuels — 1.6%
Holly Corp.	51,957	934,187
Penn Virginia Corp.	57,413	939,851
Petroleum Development Corp.(b)	18,793	294,862
Petroquest Energy, Inc.(a)(b)	65,729	242,540
St. Mary Land & Exploration Co.	78,940	1,647,478
Stone Energy Corp.(b)	51,588	382,783
Swift Energy Co.(b)	39,364	655,410
World Fuel Services Corp.(a)	37,253	1,535,941

		6,633,052

Paper & Forest Products — 0.5%
Buckeye Technologies, Inc.(b)	48,817	219,188
Clearwater Paper Corp.(b)	14,360	363,165
Deltic Timber Corp.	13,372	474,305
Neenah Paper, Inc.	18,447	162,518
Schweitzer-Mauduit International, Inc.	19,328	525,915
Wausau Paper Corp.	61,856	415,672

		2,160,763

Personal Products — 0.4%
Chattem, Inc.(b)	24,625	1,676,963
Mannatech, Inc.	19,695	64,993

		1,741,956

Pharmaceuticals — 0.6%
Noven Pharmaceuticals, Inc.(b)	31,437	449,549
Par Pharmaceutical Cos., Inc.(b)	43,999	666,585
Salix Pharmaceuticals Ltd.(b)	60,884	600,925
ViroPharma, Inc.(a)(b)	97,839	580,185

		2,297,244

Professional Services — 0.6%
Administaff, Inc.	28,043	652,560
CDI Corp.	16,272	181,433
Heidrick & Struggles International, Inc.	21,421	390,933
On Assignment, Inc.(b)	45,693	178,660
School Specialty, Inc.(b)	20,203	408,303
Spherion Corp.(b)	65,459	269,691
TrueBlue, Inc.(b)	55,323	464,713
Volt Information Sciences, Inc.(b)	15,230	95,492

		2,641,785

Real Estate Investment Trusts (REITs) — 5.8%
Acadia Realty Trust(a)	50,132	654,223
BioMed Realty Trust, Inc.	122,884	1,257,103
Cedar Shopping Centers, Inc.	56,923	257,292
Colonial Properties Trust(a)	61,647	456,188
Diamondrock Hospitality Co.	136,511	854,559
EastGroup Properties, Inc.	31,933	1,054,428
Entertainment Properties Trust(a)	44,201	910,541

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage, Inc.(a)	109,180	$911,653
Franklin Street Properties Corp.(a)	74,830	991,498
Home Properties, Inc.(a)	41,677	1,421,186
Inland Real Estate Corp.(a)	92,487	647,409
Kilroy Realty Corp.(a)	54,569	1,120,847
Kite Realty Group Trust	79,596	232,420
LaSalle Hotel Properties	80,098	988,409
Lexington Realty Trust	104,408	354,987
LTC Properties, Inc.	29,297	599,124
Medical Properties Trust, Inc.	101,307	614,933
Mid-America Apartment Communities, Inc.(a)	35,738	1,311,942
National Retail Properties, Inc.	101,089	1,753,894
Parkway Properties, Inc.	27,302	354,926
Pennsylvania Real Estate Investment Trust(a)	50,786	253,930
Post Properties, Inc.(a)	56,094	753,903
PS Business Parks, Inc.(a)	19,003	920,505
Senior Housing Properties Trust	152,358	2,486,483
Sovran Self Storage, Inc.	28,675	705,405
Tanger Factory Outlet Centers	46,568	1,510,200
Urstadt Biddle Properties, Inc. (Class A Stock)	27,078	381,258

		23,759,246

Real Estate Management & Development — 0.1%
Forestar Group, Inc.(a)(b)	45,399	539,340

Road & Rail — 1.0%
Arkansas Best Corp.(a)	31,981	842,699
Heartland Express, Inc.	66,504	978,939
Knight Transportation, Inc.	71,448	1,182,464
Old Dominion Freight Line, Inc.(a)(b)	34,922	1,172,332

		4,176,434

Semiconductors & Semiconductor Equipment — 4.8%
Actel Corp.(b)	32,988	353,961
Advanced Energy Industries, Inc.(b)	41,371	371,925
ATMI, Inc.(b)	39,641	615,625
Brooks Automation, Inc.(b)	81,234	363,928
Cabot Microelectronics Corp.(b)	29,644	838,629
Cohu, Inc.	29,454	264,497
Cymer, Inc.(b)	37,523	1,115,559
Cypress Semiconductor Corp.(b)	181,433	1,669,184
Diodes, Inc.(a)(b)	41,358	646,839
DSP Group, Inc.(b)	28,729	194,208
EXAR Corp.(b)	54,358	390,834
FEI Co.(b)	47,282	1,082,758
Hittite Microwave Corp.(b)	23,866	829,344
Kopin Corp.(b)	85,326	313,146
Kulicke & Soffa Industries, Inc.(b)	77,337	265,266
Micrel, Inc.	57,853	423,484
Microsemi Corp.(b)	102,605	1,415,949
MKS Instruments, Inc.(b)	62,306	821,816
Pericom Semiconductor Corp.(b)	31,978	269,255
Rudolph Technologies, Inc.(b)	38,922	214,849
Skyworks Solutions, Inc.(b)	211,712	2,070,543
Standard Microsystems Corp.(a)(b)	27,722	566,915
Supertex, Inc.(b)	16,302	409,343

SEE NOTES TO FINANCIAL STATEMENTS.

A115

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (continued)
TriQuint Semiconductor, Inc.(a)(b)	186,314	$989,327
Ultratech, Inc.(b)	29,825	367,146
Varian Semiconductor Equipment Associates, Inc.(a)(b)	92,502	2,219,123
Veeco Instruments, Inc.(a)(b)	40,628	470,879

		19,554,332

Software — 3.3%
Blackbaud, Inc.	55,402	861,501
Commvault Systems, Inc.(b)	52,615	872,357
Concur Technologies, Inc.(a)(b)	53,378	1,658,988
Ebix, Inc.(b)	11,518	360,744
Epicor Software Corp.(a)(b)	77,015	408,179
EPIQ Systems, Inc.(b)	45,574	699,561
Informatica Corp.(a)(b)	110,210	1,894,510
JDA Software Group, Inc.(b)	34,842	521,236
Manhattan Associates, Inc.(b)	29,136	530,858
Phoenix Technologies Ltd.(b)	36,728	99,533
Progress Software Corp.(b)	50,437	1,067,751
Radiant Systems, Inc.(b)	35,347	293,380
Smith Micro Software, Inc.(b)	36,289	356,358
Sonic Solutions, Inc.(b)	33,606	99,138
SPSS, Inc.(b)	23,197	774,084
Take-Two Interactive Software, Inc.(a)	101,406	960,315
Taleo Corp. (Class A Stock)(a)(b)	40,103	732,682
THQ, Inc.(b)	85,424	611,636
Tyler Technologies, Inc.(b)	36,130	564,350

		13,367,161

Specialty Retail — 4.2%
Big 5 Sporting Goods Corp.	27,132	300,080
Brown Shoe Co., Inc.	54,219	392,546
Buckle, Inc. (The)(a)	29,756	945,348
Cabela’s, Inc.(a)(b)	49,926	614,090
Cato Corp. (The) (Class A Stock)	37,168	648,210
Charlotte Russe Holding, Inc.(b)	26,541	341,848
Childrens Place Retail Stores, Inc. (The)(b)	30,553	807,516
Christopher & Banks Corp.	45,309	304,023
Dress Barn, Inc.(a)(b)	56,968	814,642
Finish Line, Inc. (The) (Class A Stock)	69,387	514,852
Genesco, Inc.(b)	24,291	455,942
Group 1 Automotive, Inc.(a)	30,431	791,815
Gymboree Corp.(b)	36,863	1,307,899
Haverty Furniture Cos., Inc.	23,431	214,394
Hibbett Sports, Inc.(a)(b)	36,099	649,782
Hot Topic, Inc.(b)	55,624	406,611
Jo-Ann Stores, Inc.(b)	33,376	689,882
Jos. A. Bank Clothiers, Inc.(a)(b)	23,122	796,784
Lithia Motors, Inc. (Class A Stock)	21,548	199,104
MarineMax, Inc.(b)	23,380	80,427
Men’s Wearhouse, Inc. (The)(a)	65,887	1,263,713
Midas, Inc.(b)	17,684	185,328
OfficeMax, Inc.	96,464	605,794
Pep Boys-Manny Moe & Jack(a)	54,183	549,416
Sonic Automotive, Inc. (Class A Stock)(a)	35,554	361,229
Stage Stores, Inc.	47,965	532,411

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
Stein Mart, Inc.(b)	32,354	$286,656
Tractor Supply Co.(a)(b)	39,932	1,649,990
Tween Brands, Inc.(b)	31,376	209,592
Zale Corp.(a)(b)	40,389	138,938
Zumiez, Inc.(b)	25,844	207,010

		17,265,872

Textiles, Apparel & Luxury Goods — 2.3%
Carter’s, Inc.(b)	71,736	1,765,423
Crocs, Inc.(a)(b)	105,917	360,118
Deckers Outdoor Corp.(b)	16,622	1,168,028
Iconix Brand Group, Inc.(b)	87,528	1,346,181
K-Swiss, Inc. (Class A Stock)	33,913	288,260
Liz Claiborne, Inc.(a)	120,234	346,274
Maidenform Brands, Inc.(b)	24,293	278,641
Movado Group, Inc.	22,853	240,871
Oxford Industries, Inc.	17,192	200,287
Perry Ellis International, Inc.(b)	13,273	96,627
Quiksilver, Inc.(b)	161,037	297,918
Skechers U.S.A., Inc. (Class A Stock)(b)	42,118	411,493
True Religion Apparel, Inc.(a)(b)	24,042	536,137
Unifirst Corp.	18,120	673,520
Volcom, Inc.(a)(b)	20,033	250,412
Wolverine World Wide, Inc.	62,196	1,372,044

		9,632,234

Thrifts & Mortgage Finance — 0.5%
Bank Mutual Corp.	59,243	516,599
Brookline Bancorp, Inc.	74,636	695,607
Dime Community Bancshares	33,418	304,438
Trustco Bank Corp. NY(a)	96,336	569,346

		2,085,990

Tobacco — 0.1%
Alliance One International, Inc.(a)(b)	112,511	427,542

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	46,000	906,200
Kaman Corp.(a)	32,381	540,763
Lawson Products, Inc.	5,238	74,432
Watsco, Inc.	36,168	1,769,700

		3,291,095

Water Utilities — 0.2%
American States Water Co.	23,221	804,375

TOTAL LONG-TERM INVESTMENTS (cost $494,188,103)		407,450,197

SHORT-TERM INVESTMENTS — 26.2%

Affiliated Money Market Mutual Fund — 26.1%
Dryden Core Investment Fund — Taxable Money Market Series (cost $107,441,871; includes $105,564,505 of cash collateral received for securities on loan) (Note 4)(c)(d)	107,441,871	107,441,871

SEE NOTES TO FINANCIAL STATEMENTS.

A116

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
U.S. Government Obligation — 0.1%
U.S. Treasury Bills, 0.16% 9/17/2009(e)(f) (cost $399,862)	$400	$399,843

TOTAL SHORT-TERM INVESTMENTS (cost $107,841,733)		107,841,714

TOTAL INVESTMENTS — 125.3% (cost $602,029,836)		515,291,911
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (25.3)%		(104,038,856)

NET ASSETS — 100.0%		$411,253,055

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $101,173,483; cash collateral of $105,564,505 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures contracts as follows:

Open future contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Depreciation
Long Position:
75	Russell 2000	Sep. 09	$3,882,613	$3,804,000	$(78,613)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$407,450,197	$—	$—
U.S. Treasury Securities	—	399,843	—
Affiliated Money Market Mutual Fund	107,441,871	—	—

	514,892,068	399,843	—
Other Financial Instruments*	(78,613)	—	—

Total	$514,813,455	$399,843	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 25.7% of collateral received for securities on loan)	26.1%
Healthcare Providers & Services	5.8
Real Estate Investment Trusts (REITs)	5.8
Commercial Banks	5.7
Semiconductors & Semiconductor Equipment	4.8
Healthcare Equipment & Supplies	4.2
Specialty Retail	4.2
Machinery	4.1
Electronic Equipment & Instruments	3.3
Software	3.3
Energy Equipment & Services	3.2
Aerospace & Defense	3.1
Hotels, Restaurants & Leisure	3.1
Insurance	3.0
Gas Utilities	2.9
Commercial Services & Supplies	2.5
Communications Equipment	2.4
Electrical Equipment	2.4
Textiles, Apparel & Luxury Goods	2.3
Food Products	2.0
Chemicals	1.9
IT Services	1.9
Capital Markets	1.8
Oil, Gas & Consumable Fuels	1.6
Internet Software & Services	1.3
Biotechnology	1.2
Diversified Consumer Services	1.2
Computers & Peripherals	1.1
Food & Staples Retailing	1.1
Electric Utilities	1.0
Healthcare Technology	1.0
Leisure Equipment & Products	1.0
Road & Rail	1.0
Building Products	0.9
Household Durables	0.9
Life Sciences Tools & Services	0.8
Trading Companies & Distributors	0.8
Internet & Catalog Retail	0.7
Construction & Engineering	0.6
Construction Materials	0.6
Metals & Mining	0.6
Pharmaceuticals	0.6
Professional Services	0.6
Consumer Finance	0.5
Containers & Packaging	0.5
Diversified Telecommunication Services	0.5
Marine	0.5
Multi-Utilities	0.5
Paper & Forest Products	0.5
Thrifts & Mortgage Finance	0.5
Air Freight & Logistics	0.4
Household Products	0.4
Personal Products	0.4
Auto Components	0.3
Diversified Financial Services	0.3
Media	0.3
Airlines	0.2

Multiline Retail	0.2%
Water Utilities	0.2
Automobiles	0.1
Beverages	0.1
Exchange Traded Fund	0.1
Industrial Conglomerates	0.1
Real Estate Management & Development	0.1
Tobacco	0.1
U.S. Government Obligation	0.1

125.3
Liabilities in excess of other assets	(25.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A118

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker-variation margin	$78,613	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$1,023,304

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$(233,976)

SEE NOTES TO FINANCIAL STATEMENTS.

A119

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $101,173,483:
Unaffiliated investments (cost $494,587,965)	$407,850,040
Affiliated investments (cost $107,441,871)	107,441,871
Cash	9,889
Receivable for investments sold	2,956,197
Dividends and interest receivable	510,373
Receivable for Series shares sold	12,035
Prepaid expenses	1,350

Total Assets	518,781,755

LIABILITIES
Collateral for securities on loan	105,564,505
Payable for investments purchased	1,606,537
Accrued expenses and other liabilities	158,809
Management fee payable	135,750
Payable for Series shares repurchased	62,504
Affiliated transfer agent fee payable	595

Total Liabilities	107,528,700

NET ASSETS	$411,253,055

Net assets were comprised of:
Paid-in capital	$510,399,363
Retained earnings	(99,146,308)

Net assets, June 30, 2009	$411,253,055

Net asset value and redemption price per share, $411,253,055 / 37,030,458 outstanding shares of beneficial interest	$11.11

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $680)	$3,071,346
Affiliated income from securities loaned, net	488,625
Affiliated dividend income	9,099
Interest	408

3,569,478

EXPENSES
Management fee	755,668
Shareholders’ reports	74,000
Custodian’s fees and expenses	66,000
Audit fee	9,000
Trustees’ fees	8,000
Insurance expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Interest expense (Note 8)	712
Miscellaneous	32,751

Total expenses	963,131

NET INVESTMENT INCOME	2,606,347

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(7,352,123)
Futures transactions	1,023,304

(6,328,819)

Net change in unrealized appreciation (depreciation) on:
Investments	3,860,574
Futures	(233,976)

3,626,598

NET LOSS ON INVESTMENTS	(2,702,221)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(95,874)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,606,347	$7,786,485
Net realized gain (loss) on investment transactions	(6,328,819)	42,259,695
Net change in unrealized appreciation (depreciation) on investments	3,626,598	(254,521,426)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(95,874)	(204,475,246)

DISTRIBUTIONS	(50,038,749)	(96,751,216)

SERIES SHARE TRANSACTIONS:
Series shares sold [478,555 and 776,306 shares, respectively]	5,212,084	13,229,598
Series shares issued in reinvestment of distributions [4,374,016 and 5,411,142 shares, respectively]	50,038,749	96,751,216
Series shares repurchased [2,379,284 and 4,453,912 shares, respectively]	(26,373,612)	(75,813,375)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	28,877,221	34,167,439

TOTAL DECREASE IN NET ASSETS	(21,257,402)	(267,059,023)
NET ASSETS:
Beginning of period	432,510,457	699,569,480

End of period	$411,253,055	$432,510,457

SEE NOTES TO FINANCIAL STATEMENTS.

A120

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace/Defense — 2.6%
Boeing Co. (The)	154,936	$6,584,780
General Dynamics Corp.	83,900	4,647,221
Goodrich Corp.	25,000	1,249,250
Honeywell International, Inc.	160,750	5,047,550
L-3 Communications Holdings, Inc.	26,000	1,803,880
Lockheed Martin Corp.	72,798	5,871,159
Northrop Grumman Corp.	73,126	3,340,395
Precision Castparts Corp.	28,600	2,088,658
Raytheon Co.	90,518	4,021,715
Rockwell Collins, Inc.	30,500	1,272,765
United Technologies Corp.	203,300	10,563,468

		46,490,841

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.(a)	38,200	1,992,130
Expeditors International of Washington, Inc.	48,200	1,606,988
FedEx Corp.	67,240	3,739,889
United Parcel Service, Inc. (Class B Stock)	213,900	10,692,861

		18,031,868

Airlines — 0.1%
Southwest Airlines Co.	164,137	1,104,642

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)(b)	39,200	441,392
Johnson Controls, Inc.(a)	131,100	2,847,492

		3,288,884

Automobiles — 0.3%
Ford Motor Co.(a)(b)	670,659	4,070,900
Harley-Davidson, Inc.(a)	52,600	852,646

		4,923,546

Beverages — 2.6%
Brown-Forman Corp. (Class B Stock)	20,500	881,090
Coca-Cola Co. (The)	433,300	20,794,067
Coca-Cola Enterprises, Inc.	69,000	1,148,850
Constellation Brands, Inc. (Class A Stock)(b)	43,200	547,776
Dr. Pepper Snapple Group, Inc.(b)	57,400	1,216,306
Molson Coors Brewing Co. (Class B Stock)	34,100	1,443,453
Pepsi Bottling Group, Inc.	28,600	967,824
PepsiCo, Inc.	339,940	18,683,102

		45,682,468

Biotechnology — 1.8%
Amgen, Inc.(b)	220,364	11,666,070
Biogen Idec, Inc.(b)	64,525	2,913,304
Celgene Corp.(b)	99,000	4,736,160
Cephalon, Inc.(a)(b)	15,400	872,410
Genzyme Corp.(a)(b)	56,100	3,123,087
Gilead Sciences, Inc.(b)	196,400	9,199,376

		32,510,407

Building Products
Masco Corp.	81,300	778,854

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 3.0%
Ameriprise Financial, Inc.	51,600	$1,252,332
Bank of New York Mellon Corp. (The)	254,989	7,473,728
Charles Schwab Corp. (The)	210,200	3,686,908
E*Trade Financial Corp.(a)(b)	116,900	149,632
Federated Investors, Inc. (Class B Stock)	22,600	544,434
Franklin Resources, Inc.	35,000	2,520,350
Goldman Sachs Group, Inc. (The)	110,700	16,321,608
Invesco Ltd.	83,600	1,489,752
Janus Capital Group, Inc.	39,000	444,600
Legg Mason, Inc.	32,600	794,788
Morgan Stanley(a)	288,110	8,214,016
Northern Trust Corp.	50,400	2,705,472
State Street Corp.	104,300	4,922,960
T. Rowe Price Group, Inc.	58,600	2,441,862

		52,962,442

Chemicals — 1.8%
Air Products & Chemicals, Inc.	47,100	3,042,189
CF Industries Holdings, Inc.,	10,000	741,400
Dow Chemical Co. (The)	224,261	3,619,573
E.I. du Pont de Nemours & Co.	194,191	4,975,173
Eastman Chemical Co.	15,800	598,820
Ecolab, Inc.	35,300	1,376,347
International Flavors & Fragrances, Inc.	16,100	526,792
Monsanto Co.	116,796	8,682,615
PPG Industries, Inc.	35,800	1,571,620
Praxair, Inc.	66,700	4,740,369
Sigma-Aldrich Corp.(a)	27,600	1,367,856

		31,242,754

Commercial Banks — 2.6%
BB&T Corp.	136,500	3,000,270
Comerica, Inc.	36,450	770,918
Fifth Third Bancorp	141,849	1,007,128
First Horizon National Corp.(a)	48,472	581,664
Huntington Bancshares, Inc.(a)	114,775	479,760
KeyCorp(a)	132,400	693,776
M&T Bank Corp.(a)	15,200	774,136
Marshall & Ilsley Corp.	58,698	281,750
PNC Financial Services Corp.	102,493	3,977,753
Regions Financial Corp.(a)	252,212	1,018,936
SunTrust Banks, Inc.	94,100	1,547,945
U.S. Bancorp	407,481	7,302,060
Wells Fargo & Co.(a)	997,786	24,206,288
Zions Bancorporation(a)	30,300	350,268

		45,992,652

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	25,400	652,272
Cintas Corp.	28,500	650,940
Iron Mountain, Inc.(a)(b)	39,200	1,127,000
Pitney Bowes, Inc.	47,900	1,050,447
Republic Services, Inc.	65,410	1,596,658
RR Donnelley & Sons Co.	46,600	541,492
Stericycle, Inc.(a)(b)	19,300	994,529
Waste Management, Inc.	103,530	2,915,405

		9,528,743

SEE NOTES TO FINANCIAL STATEMENTS.

A121

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communications Equipment — 2.7%
Ciena Corp.(a)(b)	10,657	$110,300
Cisco Systems, Inc.(b)	1,256,900	23,428,616
Harris Corp.	30,400	862,144
JDS Uniphase Corp.(b)	45,587	260,757
Juniper Networks, Inc.(a)(b)	111,200	2,624,320
Motorola, Inc.	492,795	3,267,231
QUALCOMM, Inc.	361,500	16,339,800
Tellabs, Inc.(a)(b)	88,000	504,240

		47,397,408

Computers & Peripherals — 5.3%
Apple, Inc.(b)	194,100	27,645,663
Dell, Inc.(b)	380,100	5,218,773
EMC Corp.(a)(b)	434,874	5,696,849
Hewlett-Packard Co.	517,916	20,017,454
International Business Machines Corp.	287,400	30,010,308
Lexmark International, Inc. (Class A Stock)(b)	15,514	245,897
NetApp, Inc.(a)(b)	72,000	1,419,840
QLogic Corp.(b)	27,700	351,236
SanDisk Corp.(b)	41,800	614,042
Sun Microsystems, Inc.(b)	168,050	1,549,421
Teradata Corp.(b)	40,700	953,601

		93,723,084

Construction & Engineering — 0.2%
Fluor Corp.	38,000	1,949,020
Jacobs Engineering Group, Inc.(a)(b)	24,400	1,026,996

		2,976,016

Construction Materials — 0.1%
Vulcan Materials Co.(a)	22,900	986,990

Consumer Finance — 0.6%
American Express Co.	263,200	6,116,768
Capital One Financial Corp.(a)	94,769	2,073,546
Discover Financial Services	120,505	1,237,586
SLM Corp.(a)(b)	99,000	1,016,730

		10,444,630

Containers & Packaging — 0.2%
Ball Corp.	20,400	921,264
Bemis Co., Inc.	21,300	536,760
Owens-Illinois, Inc.(b)	37,100	1,039,171
Pactiv Corp.(b)	29,300	635,810
Sealed Air Corp.	33,020	609,219

		3,742,224

Distributors — 0.1%
Genuine Parts Co.	33,025	1,108,319

Diversified Consumer Services — 0.2%
Apollo Group, Inc. (Class A Stock)(b)	24,300	1,728,216
DeVry, Inc.	11,300	565,452
H&R Block, Inc.	71,000	1,223,330

		3,516,998

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 3.7%
Bank of America Corp.	1,743,732	$23,017,262
CIT Group, Inc.(a)	77,300	166,195
Citigroup, Inc.(a)	1,211,176	3,597,193
CME Group, Inc.(a)	14,070	4,377,318
IntercontinentalExchange, Inc.(b)	16,000	1,827,840
JPMorgan Chase & Co.	845,145	28,827,896
Leucadia National Corp.(a)(b)	38,900	820,401
Moody’s Corp.(a)	42,120	1,109,862
Nasdaq OMX Group, Inc. (The)(b)	25,700	547,667
NYSE Euronext(a)	56,700	1,545,075

		65,836,709

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,281,611	31,835,217
CenturyTel, Inc.(a)	22,200	681,540
Embarq Corp.	29,876	1,256,585
Frontier Communications Corp.	84,200	601,188
Qwest Communications International, Inc.(a)	322,047	1,336,495
Verizon Communications Group, Inc.	622,038	19,115,228
Windstream Corp.	99,665	833,199

		55,659,452

Electric Utilities — 2.3%
Allegheny Energy, Inc.	32,600	836,190
American Electric Power Co., Inc.	102,840	2,971,048
Duke Energy Corp.	273,682	3,993,020
Edison International	68,100	2,142,426
Entergy Corp.	40,400	3,131,808
Exelon Corp.	142,750	7,310,227
FirstEnergy Corp.	65,736	2,547,270
FPL Group, Inc.(a)	88,500	5,032,110
Northeast Utilities	32,100	716,151
Pepco Holdings, Inc.	47,400	637,056
Pinnacle West Capital Corp.	20,900	630,135
PPL Corp.	83,200	2,742,272
Progress Energy, Inc.	58,414	2,209,802
Southern Co. (The)	170,300	5,306,548

		40,206,063

Electrical Equipment — 0.4%
Cooper Industries Ltd. (Bermuda) (Class A Stock)	37,100	1,151,955
Emerson Electric Co.	165,500	5,362,200
Rockwell Automation, Inc.	32,500	1,043,900

		7,558,055

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)(b)	73,982	1,502,574
Amphenol Corp. (Class A Stock)	34,700	1,097,908
Corning, Inc.	342,100	5,494,126
FLIR Systems, Inc.(b)	33,100	746,736
Jabil Circuit, Inc.	44,000	326,480
Molex, Inc.	26,600	413,630

		9,581,454

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.(a)	65,530	2,387,913
BJ Services Co.	67,500	920,025

SEE NOTES TO FINANCIAL STATEMENTS.

A122

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Cameron International Corp.(b)	43,800	$1,239,540
Diamond Offshore Drilling, Inc.(a)	15,500	1,287,275
ENSCO International, Inc.(a)	32,200	1,122,814
FMC Technologies, Inc.(b)	23,200	871,856
Halliburton Co.	190,000	3,933,000
Nabors Industries Ltd. (Bermuda)(b)	54,000	841,320
National Oilwell Varco, Inc.(b)	89,200	2,913,272
Rowan Cos., Inc.(a)	24,100	465,612
Schlumberger Ltd.	259,100	14,019,901
Smith International, Inc.	42,300	1,089,225

		31,091,753

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.(a)	93,432	4,269,842
CVS Caremark Corp.	312,838	9,970,147
Kroger Co. (The)	142,600	3,144,330
Safeway, Inc.	91,000	1,853,670
SUPERVALU, Inc.	47,508	615,229
Sysco Corp.	123,700	2,780,776
Walgreen Co.(a)	209,700	6,165,180
Wal-Mart Stores, Inc.	485,300	23,507,932
Whole Foods Market, Inc.(a)	28,300	537,134

		52,844,240

Food Products — 1.7%
Archer-Daniels-Midland Co.	138,738	3,714,016
Campbell Soup Co.	45,300	1,332,726
ConAgra Foods, Inc.	94,500	1,801,170
Dean Foods Co.(b)	38,800	744,572
General Mills, Inc.	70,600	3,955,012
H.J. Heinz Co.	68,150	2,432,955
Hershey Co. (The)	37,700	1,357,200
Hormel Foods Corp.	15,500	535,370
J.M. Smucker Co. (The)	25,700	1,250,562
Kellogg Co.	55,200	2,570,664
Kraft Foods, Inc. (Class A Stock)	319,011	8,083,739
McCormick & Co., Inc.	27,600	897,828
Sara Lee Corp.	158,300	1,545,008
Tyson Foods, Inc. (Class A Stock)	66,600	839,826

		31,060,648

Gas Utilities — 0.1%
EQT Corp.	24,100	841,331
Nicor, Inc.	10,200	353,124
Questar Corp.	34,600	1,074,676

		2,269,131

Healthcare Equipment & Supplies — 2.0%
Baxter International, Inc.	132,700	7,027,792
Becton, Dickinson & Co.	54,800	3,907,788
Boston Scientific Corp.(b)	333,999	3,386,750
C.R. Bard, Inc.	22,200	1,652,790
Densply International, Inc.	28,200	860,664
Hospira, Inc.(b)	37,220	1,433,714
Intuitive Surgical, Inc.(a)(b)	7,400	1,211,084
Medtronic, Inc.	241,200	8,415,468
St. Jude Medical, Inc.(a)(b)	75,700	3,111,270
Stryker Corp.(a)	51,400	2,042,636
Varian Medical Systems, Inc.(a)(b)	25,700	903,098

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
Zimmer Holdings, Inc.(b)	47,186	$2,010,124

		35,963,178

Healthcare Providers & Services — 2.2%
Aetna, Inc.	98,348	2,463,617
AmerisourceBergen Corp.(a)	68,600	1,216,964
Cardinal Health, Inc.	80,175	2,449,346
CIGNA Corp.	62,000	1,493,580
Coventry Health Care, Inc.(b)	35,650	667,012
DaVita, Inc.(a)(b)	23,600	1,167,256
Express Scripts, Inc.(b)	58,400	4,015,000
Humana, Inc.(b)	38,300	1,235,558
Laboratory Corp. of America Holdings(a)(b)	22,300	1,511,717
McKesson Corp.	59,507	2,618,308
Medco Health Solutions, Inc.(b)	106,092	4,838,856
Patterson Cos., Inc.(a)(b)	19,100	414,470
Quest Diagnostics, Inc.	35,400	1,997,622
Tenet Healthcare Corp.(b)	90,000	253,800
UnitedHealth Group, Inc.	266,600	6,659,668
WellPoint, Inc.(b)	109,700	5,582,633

		38,585,407

Healthcare Technology
IMS Health, Inc.	36,820	467,614

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	94,100	2,424,957
Darden Restaurants, Inc.	30,850	1,017,433
International Game Technology	65,000	1,033,500
Marriott International, Inc. (Class A Stock)(a)	59,819	1,320,205
McDonald’s Corp.	240,700	13,837,843
Starbucks Corp.(a)(b)	153,100	2,126,559
Starwood Hotels & Resorts Worldwide, Inc.(a)	36,000	799,200
Wyndham Worldwide Corp.	44,763	542,528
Wynn Resorts Ltd.(a)(b)	9,900	349,470
Yum! Brands, Inc.	98,000	3,267,320

		26,719,015

Household Durables — 0.4%
Black & Decker Corp. (The)	11,400	326,724
Centex Corp.(a)	24,600	208,116
D.R. Horton, Inc.(a)	55,200	516,672
Fortune Brands, Inc.	33,800	1,174,212
Harman International Industries, Inc.	14,100	265,080
KB Home(a)	16,232	222,054
Leggett & Platt, Inc.	36,800	560,464
Lennar Corp. (Class A Stock)	20,000	193,800
Newell Rubbermaid, Inc.(a)	64,649	672,996
Pulte Homes, Inc.(a)	37,700	332,891
Snap-On, Inc.	12,700	364,998
Stanley Works (The)	19,100	646,344
Whirlpool Corp.(a)	17,507	745,098

		6,229,449

SEE NOTES TO FINANCIAL STATEMENTS.

A123

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 2.6%
Clorox Co.(a)	31,300	$1,747,479
Colgate-Palmolive Co.(a)	107,100	7,576,254
Kimberly-Clark Corp.	90,988	4,770,501
Procter & Gamble Co.	630,081	32,197,139

		46,291,373

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(b)	151,800	1,762,398
Constellation Energy Group, Inc.	43,950	1,168,191
Dynegy, Inc. (Class A Stock)(b)	92,800	210,656

		3,141,245

Industrial Conglomerates — 2.0%
3M Co.	150,100	9,021,010
General Electric Co.	2,302,800	26,988,816
Textron, Inc.	45,800	442,428

		36,452,254

Insurance — 2.1%
Aflac, Inc.	105,700	3,286,213
Allstate Corp. (The)	120,988	2,952,107
American International Group, Inc.(a)	524,587	608,521
Aon Corp.	60,525	2,292,082
Assurant, Inc.	24,500	590,205
Chubb Corp. (The)	79,700	3,178,436
Cincinnati Financial Corp.	39,028	872,276
Genworth Financial, Inc. (Class A Stock)	112,300	784,977
Hartford Financial Services Group, Inc.(a)	72,000	854,640
Lincoln National Corp.(a)	62,963	1,083,593
Loews Corp.	76,826	2,105,032
Marsh & McLennan Cos., Inc.(a)	114,700	2,308,911
MBIA, Inc.(a)(b)	36,550	158,262
MetLife, Inc.	176,700	5,302,767
Principal Financial Group, Inc.	63,500	1,196,340
Progressive Corp. (The)(b)	148,100	2,237,791
Torchmark Corp.	21,900	811,176
Travelers Cos., Inc. (The)	127,098	5,216,102
Unum Group	75,756	1,201,490
XL Capital Ltd. (Bermuda) (Class A Stock)	74,300	851,478

		37,892,399

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.(b)	69,300	5,797,638
Expedia, Inc.(a)(b)	44,900	678,439

		6,476,077

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(a)(b)	36,100	692,398
eBay, Inc.(a)(b)	234,900	4,023,837
Google, Inc. (Class A Stock)(b)	51,750	21,817,282
VeriSign, Inc.(a)(b)	44,500	822,360
Yahoo!, Inc.(a)(b)	296,600	4,644,756

		32,000,633

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services — 1.0%
Affiliated Computer Services, Inc. (Class A Stock)(b)	22,500	$999,450
Automatic Data Processing, Inc.	109,100	3,866,504
Cognizant Technology Solutions Corp. (Class A Stock)(b)	56,200	1,500,540
Computer Sciences Corp.(b)	33,600	1,488,480
Convergys Corp.(b)	32,200	298,816
Fidelity National Information Services, Inc.(a)	41,900	836,324
Fiserv, Inc.(a)(b)	34,700	1,585,790
Mastercard, Inc. (Class A Stock)(a)	17,000	2,844,270
Paychex, Inc.(a)	69,850	1,760,220
Total System Services, Inc.	41,593	556,930
Western Union Co. (The)	160,804	2,637,186

		18,374,510

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	30,000	88,800
Hasbro, Inc.	27,150	658,116
Mattel, Inc.	82,981	1,331,845

		2,078,761

Life Sciences Tools & Services — 0.4%
Life Technologies Corp.(a)(b)	34,130	1,423,904
Millipore Corp.(b)	12,500	877,625
PerkinElmer, Inc.(a)	27,200	473,280
Thermo Fisher Scientific, Inc.(a)(b)	89,100	3,632,607
Waters Corp.(a)(b)	20,000	1,029,400

		7,436,816

Machinery — 1.5%
Caterpillar, Inc.(a)	126,600	4,182,864
Cummins, Inc.	41,600	1,464,736
Danaher Corp.	56,400	3,482,136
Deere & Co.	91,300	3,647,435
Dover Corp.	39,400	1,303,746
Eaton Corp.(a)	36,500	1,628,265
Flowserve Corp.	12,000	837,720
Illinois Tool Works, Inc.	83,600	3,121,624
ITT Corp.(a)	37,600	1,673,200
Manitowoc Co., Inc. (The)	12,000	63,120
PACCAR, Inc.(a)	75,328	2,448,913
Pall Corp.	26,200	695,872
Parker Hannifin Corp.	32,087	1,378,458

		25,928,089

Media — 2.5%
CBS Corp. (Class B Stock)	153,068	1,059,231
Comcast Corp. (Class A Stock)	626,646	9,080,100
DIRECTV Group, Inc. (The)(a)(b)	115,300	2,849,063
Gannett Co., Inc.(a)	56,300	200,991
Interpublic Group of Cos., Inc.(a)(b)	96,000	484,800
McGraw-Hill Cos., Inc. (The)	67,800	2,041,458
Meredith Corp.	7,200	183,960
New York Times Co. (The) (Class A Stock)(a)	12,000	66,120
News Corp. (Class A Stock)	500,700	4,561,377
Omnicom Group, Inc.	67,200	2,122,176

SEE NOTES TO FINANCIAL STATEMENTS.

A124

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Scripps Networks Interactive, Inc. (Class A Stock)	20,300	$564,949
Time Warner Cable, Inc.	75,826	2,401,409
Time Warner, Inc.	257,940	6,497,509
Viacom, Inc. (Class B Stock)(b)	135,168	3,068,314
Walt Disney Co. (The)	401,201	9,360,019
Washington Post Co. (The) (Class B Stock)	1,200	422,616

		44,964,092

Metals & Mining — 0.9%
AK Steel Holding Corp.	23,900	458,641
Alcoa, Inc.(a)	197,576	2,040,960
Allegheny Technologies, Inc.(a)	23,240	811,773
Freeport-McMoRan Copper & Gold, Inc.	88,806	4,450,069
Newmont Mining Corp.	108,103	4,418,170
Nucor Corp.	66,100	2,936,823
Titanium Metals Corp.(a)	19,000	174,610
United States Steel Corp.	27,340	977,131

		16,268,177

Multiline Retail — 0.8%
Big Lots, Inc.(b)	16,900	355,407
Family Dollar Stores, Inc.	34,400	973,520
J.C. Penney Co., Inc.	48,900	1,403,919
Kohl’s Corp.(a)(b)	67,100	2,868,525
Macy’s, Inc.	91,720	1,078,627
Nordstrom, Inc.(a)	36,500	725,985
Sears Holdings Corp.(a)(b)	9,212	612,782
Target Corp.	164,768	6,503,393

		14,522,158

Multi-Utilities — 1.4%
Ameren Corp.	48,500	1,207,165
CenterPoint Energy, Inc.	79,010	875,431
CMS Energy Corp.	48,100	581,048
Consolidated Edison, Inc.(a)	59,600	2,230,232
Dominion Resources, Inc.	126,084	4,213,727
DTE Energy Co.	35,600	1,139,200
Integrys Energy Group, Inc.	17,750	532,323
NiSource, Inc.	65,900	768,394
PG&E Corp.	78,800	3,029,072
Public Service Enterprise Group, Inc.	110,600	3,608,878
SCANA Corp.	25,900	840,973
Sempra Energy	50,854	2,523,884
TECO Energy, Inc.	48,200	575,026
Wisconsin Energy Corp.	24,500	997,395
Xcel Energy, Inc.	96,695	1,780,155

		24,902,903

Office Electronics — 0.1%
Xerox Corp.	196,092	1,270,676

Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	104,826	4,758,052
Apache Corp.	72,650	5,241,697
Cabot Oil & Gas Corp.	19,000	582,160
Chesapeake Energy Corp.	118,800	2,355,804
Chevron Corp.	435,292	28,838,095

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	320,179	$13,466,729
Consol Energy, Inc.	39,700	1,348,212
Denbury Resources, Inc.(b)	43,900	646,647
Devon Energy Corp.	97,300	5,302,850
El Paso Corp.	150,911	1,392,908
EOG Resources, Inc.	53,800	3,654,096
Exxon Mobil Corp.	1,052,370	73,571,187
Hess Corp.	62,000	3,332,500
Marathon Oil Corp.	150,494	4,534,384
Massey Energy Co.	17,500	341,950
Murphy Oil Corp.	40,600	2,205,392
Noble Energy, Inc.	35,900	2,117,023
Occidental Petroleum Corp.	174,300	11,470,683
Peabody Energy Corp.	58,500	1,764,360
Pioneer Natural Resources Co.	27,100	691,050
Range Resources Corp.	32,200	1,333,402
Southwestern Energy Co.(b)	74,900	2,909,865
Spectra Energy Corp.	143,442	2,427,039
Sunoco, Inc.	27,000	626,400
Tesoro Corp.(a)	31,500	400,995
Valero Energy Corp.	112,600	1,901,814
Williams Cos., Inc. (The)	124,400	1,941,884
XTO Energy, Inc.	123,600	4,714,104

		183,871,282

Paper & Forest Products — 0.2%
International Paper Co.	96,267	1,456,520
MeadWestvaco Corp.	42,489	697,244
Weyerhaeuser Co.	45,400	1,381,522

		3,535,286

Personal Products — 0.2%
Avon Products, Inc.	92,900	2,394,962
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	21,000	686,070

		3,081,032

Pharmaceuticals — 7.3%
Abbott Laboratories	332,400	15,636,096
Allergan, Inc.	64,900	3,087,942
Bristol-Myers Squibb Co.(a)	437,260	8,880,750
Eli Lilly & Co.	220,600	7,641,584
Forest Laboratories, Inc.(b)	64,300	1,614,573
Johnson & Johnson	596,171	33,862,513
King Pharmaceuticals, Inc.(b)	45,233	435,594
Merck & Co., Inc.(a)	455,500	12,735,780
Mylan, Inc.(a)(b)	67,600	882,180
Pfizer, Inc.	1,456,608	21,849,120
Schering-Plough Corp.	348,900	8,764,368
Watson Pharmaceuticals, Inc.(a)(b)	20,400	687,276
Wyeth	287,200	13,036,008

		129,113,784

Professional Services — 0.2%
Dun & Bradstreet Corp.	11,300	917,673
Equifax, Inc.	31,100	811,710
Monster Worldwide, Inc.(b)	25,200	297,612
Robert Half International, Inc.(a)	32,500	767,650

		2,794,645

SEE NOTES TO FINANCIAL STATEMENTS.

A125

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co. (Class A Stock)(a)	41,274	$365,275
AvalonBay Communities, Inc.(a)	16,918	946,393
Boston Properties, Inc.(a)	27,600	1,316,520
Equity Residential(a)	57,500	1,278,225
HCP, Inc.(a)	55,000	1,165,450
Health Care REIT, Inc.(a)	23,200	791,120
Host Hotels & Resorts, Inc.	129,000	1,082,310
Kimco Realty Corp.	68,800	691,440
Plum Creek Timber Co., Inc.(a)	35,000	1,042,300
ProLogis(a)	89,500	721,370
Public Storage	26,700	1,748,316
Simon Property Group, Inc.(a)	58,626	3,015,135
Ventas, Inc.(a)	30,400	907,744
Vornado Realty Trust	31,864	1,434,836

		16,506,434

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)(b)	51,100	478,296

Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.	60,226	4,429,020
CSX Corp.	85,124	2,947,844
Norfolk Southern Corp.(a)	80,300	3,024,901
Ryder System, Inc.	12,800	357,376
Union Pacific Corp.	108,100	5,627,686

		16,386,827

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)(b)	115,600	447,372
Altera Corp.(a)	68,300	1,111,924
Analog Devices, Inc.	61,900	1,533,882
Applied Materials, Inc.(a)	276,100	3,028,817
Broadcom Corp. (Class A Stock)(a)(b)	92,450	2,291,836
Intel Corp.	1,217,300	20,146,315
KLA-Tencor Corp.(a)	33,400	843,350
Linear Technology Corp.(a)	48,700	1,137,145
LSI Corp.(b)	156,900	715,464
MEMC Electronic Materials, Inc.(b)	41,700	742,677
Microchip Technology, Inc.(a)	38,900	877,195
Micron Technology, Inc.(a)(b)	154,900	783,794
National Semiconductor Corp.	40,500	508,275
Novellus Systems, Inc.(a)(b)	22,400	374,080
NVIDIA Corp.(b)	105,850	1,195,046
Teradyne, Inc.(b)	24,000	164,640
Texas Instruments, Inc.(a)	286,400	6,100,320
Xilinx, Inc.(a)	59,900	1,225,554

		43,227,686

Software — 4.2%
Adobe Systems, Inc.(b)	114,400	3,237,520
Autodesk, Inc.(b)	48,200	914,836
BMC Software, Inc.(b)	40,100	1,354,979
CA, Inc.	85,873	1,496,766
Citrix Systems, Inc.(a)(b)	37,300	1,189,497
Compuware Corp.(b)	57,500	394,450
Electronic Arts, Inc.(b)	64,700	1,405,284

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Intuit, Inc.(a)(b)	66,900	$1,883,904
McAfee, Inc.(a)(b)	34,200	1,442,898
Microsoft Corp.	1,651,500	39,256,155
Novell, Inc.(b)	73,100	331,143
Oracle Corp.	825,220	17,676,213
Salesforce.Com, Inc.(a)(b)	20,100	767,217
Symantec Corp.(b)	185,511	2,886,551

		74,237,413

Specialty Retail — 1.9%
Abercrombie & Fitch Co. (Class A Stock)	15,500	393,545
AutoNation, Inc.(a)(b)	20,489	355,484
AutoZone, Inc.(a)(b)	8,700	1,314,657
Bed Bath & Beyond, Inc.(a)(b)	52,900	1,626,675
Best Buy Co., Inc.(a)	74,225	2,485,795
Gamestop Corp. (Class A Stock)(b)	37,000	814,370
Gap, Inc. (The)	101,187	1,659,467
Home Depot, Inc.	365,419	8,634,851
Limited Brands, Inc.	64,396	770,820
Lowe’s Cos., Inc.	320,700	6,224,787
Office Depot, Inc.(b)	30,000	136,800
O’Reilly Automotive, Inc.(a)(b)	26,800	1,020,544
RadioShack Corp.(a)	31,760	443,370
Sherwin-Williams Co. (The)	21,600	1,161,000
Staples, Inc.	147,900	2,983,143
Tiffany & Co.(a)	22,300	565,528
TJX Cos., Inc.	89,800	2,825,108

		33,415,944

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(b)	72,100	1,938,048
NIKE, Inc. (Class B Stock)	84,900	4,396,122
Polo Ralph Lauren Corp. (Class A Stock)	13,200	706,728
V.F. Corp.	19,336	1,070,248

		8,111,146

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	119,200	1,584,168
People’s United Financial, Inc.	71,900	1,081,376

		2,665,544

Tobacco — 1.7%
Altria Group, Inc.	451,100	7,393,529
Lorillard, Inc.	37,231	2,523,145
Philip Morris International, Inc. (Switzerland)	423,400	18,468,708
Reynolds American, Inc.(a)	40,800	1,575,696

		29,961,078

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	24,200	802,714
W.W. Grainger, Inc.	12,400	1,015,312

		1,818,026

SEE NOTES TO FINANCIAL STATEMENTS.

A126

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(b)	86,700	$2,733,651
Metropcs Communications, Inc.(b)	30,500	405,955
Sprint Nextel Corp.(b)	632,222	3,040,988

		6,180,594

TOTAL LONG-TERM INVESTMENTS (cost $1,372,066,158)		1,733,891,118

SHORT-TERM INVESTMENTS — 14.7%
Affiliated Money Market Mutual Fund — 14.5%
Dryden Core Investment Fund — Taxable Money Market Series) (cost $257,474,433; includes $220,415,029 of cash collateral received for securities on loan)(Note 4)(c)(d)	257,474,433	257,474,433

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)

U.S. Government Obligation(e)(f) — 0.2%
U.S. Treasury Bills, 0.16%, 09/17/2009 (cost $4,698,371)	$4,700	$4,698,149

TOTAL SHORT-TERM INVESTMENTS (cost $262,172,804)		262,172,582

TOTAL INVESTMENTS — 112.2% (cost $1,634,238,962)		1,996,063,700
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (12.2)%		(216,820,792)

NET ASSETS — 100.0%		$1,779,242,908

The following abbreviations are used in portfolio descriptions:

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $210,559,440; cash collateral of $220,415,029 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Security segregated as collateral for futures contracts.

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open future contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation
Long Position:
195	S&P 500 Index	Sep. 2009	$44,386,198	$44,630,625	$244,427

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A127

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,733,891,118	$—	$—
U.S. Treasury Securities	—	4,698,149	—
Affiliated Money Market Mutual Fund	257,474,433	—	—

	1,991,365,551	4,698,149	—
Other Financial Instruments*	244,427	—	—

Total	$1,991,609,978	$4,698,149	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 12.4% of collateral received for securities on loan)	14.5%
Oil, Gas & Consumable Fuels	10.3
Pharmaceuticals	7.3
Computers & Peripherals	5.3
Software	4.2
Diversified Financial Services	3.7
Diversified Telecommunication Services	3.1
Capital Markets	3.0
Food & Staples Retailing	3.0
Communications Equipment	2.7
Aerospace/Defense	2.6
Beverages	2.6
Commercial Banks	2.6
Household Products	2.6
Media	2.5
Semiconductors & Semiconductor Equipment	2.4
Electric Utilities	2.3
Healthcare Providers & Services	2.2
Insurance	2.1
Healthcare Equipment & Supplies	2.0
Industrial Conglomerates	2.0
Specialty Retail	1.9
Biotechnology	1.8
Chemicals	1.8
Internet Software & Services	1.8
Energy Equipment & Services	1.7
Food Products	1.7
Tobacco	1.7
Hotels, Restaurants & Leisure	1.5
Machinery	1.5
Multi-Utilities	1.4
Air Freight & Logistics	1.0
IT Services	1.0
Metals & Mining	0.9
Real Estate Investment Trusts	0.9
Road & Rail	0.9
Multiline Retail	0.8
Consumer Finance	0.6
Commercial Services & Supplies	0.5
Electronic Equipment & Instruments	0.5
Textiles, Apparel & Luxury Goods	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A128

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Electrical Equipment	0.4%
Household Durables	0.4
Internet & Catalog Retail	0.4
Life Sciences Tools & Services	0.4
Automobiles	0.3
Wireless Telecommunication Services	0.3
Auto Components	0.2
Construction & Engineering	0.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Professional Services	0.2
U.S. Government Obligation	0.2
Airlines	0.1
Construction Materials	0.1
Distributors	0.1
Gas Utilities	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1

112.2
Liabilities in excess of other assets	(12.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker -variation margin	$244,427	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$1,804,555

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$(315,580)

SEE NOTES TO FINANCIAL STATEMENTS.

A129

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $210,559,440:
Unaffiliated investments (cost $1,376,764,529)	$1,738,589,267
Affiliated investments (cost $257,474,433)	257,474,433
Cash	199,570
Receivable for investments sold	3,340,780
Dividends receivable	2,692,755
Receivable for Series shares sold	173,155
Prepaid expenses	5,790

Total Assets	2,002,475,750

LIABILITIES
Collateral for securities on loan	220,415,029
Payable for investments purchased	1,561,228
Management fee payable	516,805
Accrued expenses	302,892
Due to broker-variation margin	275,025
Payable for Series shares repurchased	161,268
Affiliated transfer agent fee payable	595

Total Liabilities	223,232,842

NET ASSETS	$1,779,242,908

Net assets were comprised of:
Paid-in capital	1,508,440,066
Retained earnings	270,802,842

Net assets, June 30, 2009	$1,779,242,908

Net asset value and redemption price per share, $1,779,242,908 / 78,052,205 outstanding shares of beneficial interest	$22.80

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income	$22,145,478
Affiliated income from securities loaned, net	1,302,706
Affiliated dividend income	115,954
Interest	1,947

23,566,085

EXPENSES
Management fee	2,908,765
Custodian’s fees and expenses	116,000
Shareholders’ reports	36,000
Insurance expenses	27,000
Trustees’ fees	18,000
Audit fee	9,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Miscellaneous	8,884

Total expenses	3,143,649

NET INVESTMENT INCOME	20,422,436

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(24,848,486)
Futures transactions	1,804,555

(23,043,931)

Net change in unrealized appreciation (depreciation) on:
Investments	50,565,782
Futures	(315,580)

50,250,202

NET GAIN ON INVESTMENTS	27,206,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,628,707

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,422,436	$51,604,331
Net realized loss on investment transactions	(23,043,931)	(28,775,151)
Net change in unrealized appreciation (depreciation) on investments	50,250,202	(1,123,541,103)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,628,707	(1,100,711,923)

DISTRIBUTIONS	(51,594,261)	(56,959,943)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,261,975 and 2,142,562 shares, respectively]	26,482,007	63,864,986
Series shares issued in reinvestment of distributions [2,201,121 and 1,689,203 shares, respectively]	51,594,261	56,959,943
Series shares repurchased [5,173,679 and 8,835,363 shares, respectively]	(110,665,221)	(269,751,865)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(32,588,953)	(148,926,936)

TOTAL DECREASE IN NET ASSETS	(36,554,507)	(1,306,598,802)
NET ASSETS:
Beginning of period	1,815,797,415	3,122,396,217

End of period	$1,779,242,908	$1,815,797,415

SEE NOTES TO FINANCIAL STATEMENTS.

A130

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS — 93.8%	Shares	Value (Note 2)

Auto Components — 1.1%
Goodyear Tire & Rubber Co. (The)(a)(b)	943,400	$10,622,684

Capital Markets — 6.2%
Bank of New York Mellon Corp. (The)	492,695	14,440,891
Goldman Sachs Group, Inc. (The)	138,100	20,361,464
Morgan Stanley(a)	509,500	14,525,845
TD Ameritrade Holding Corp.(b)	758,100	13,297,074

		62,625,274

Chemicals — 1.1%
Dow Chemical Co. (The)	655,500	10,579,770

Commercial Banks — 1.1%
KeyCorp	2,129,000	11,155,960

Commercial Services & Supplies — 1.9%
Waste Management, Inc.(a)	687,600	19,362,816

Communications Equipment — 1.3%
QUALCOMM, Inc.	276,800	12,511,360

Consumer Finance — 1.9%
SLM Corp.(a)(b)	1,857,900	19,080,633

Diversified Consumer Services — 3.4%
Career Education Corp.(a)(b)	429,000	10,677,810
H&R Block, Inc.	1,384,100	23,848,043

		34,525,853

Diversified Financial Services — 0.6%
Bank of America Corp.	475,800	6,280,560

Electric Utilities — 1.8%
American Electric Power Co., Inc.	149,100	4,307,499
Entergy Corp.	177,400	13,752,048

		18,059,547

Food & Staples Retailing — 6.6%
CVS Caremark Corp.	800,900	25,524,683
Kroger Co. (The)	1,099,800	24,250,590
Wal-Mart Stores, Inc.	340,500	16,493,820

		66,269,093

Food Products — 5.4%
Cadbury PLC (United Kingdom), ADR	557,272	19,170,157
ConAgra Foods, Inc.	1,158,800	22,086,728
Tyson Foods, Inc. (Class A Stock)	1,015,400	12,804,194

		54,061,079

Healthcare Equipment & Supplies — 0.1%
Baxter International, Inc.	25,200	1,334,592

Healthcare Providers & Services — 3.5%
Aetna, Inc.	246,200	6,167,310
Omnicare, Inc.	692,000	17,825,920
WellPoint, Inc.(b)	216,900	11,038,041

		35,031,271

Household Products — 2.3%
Kimberly-Clark Corp.	438,382	22,984,368

Independent Power Producers & Energy Traders — 2.5%
NRG Energy, Inc.(b)	982,900	25,516,084

COMMON STOCKS (continued)	Shares	Value (Note 2)

Industrial Conglomerates — 0.2%
Johnson Controls, Inc.	109,100	$2,369,652

Insurance — 4.2%
Axis Capital Holdings Ltd.	557,600	14,597,968
Berkshire Hathaway, Inc. (Class B Stock)(b)	3,064	8,872,517
Travelers Cos., Inc. (The)	252,400	10,358,496
XL Capital Ltd. (Class A Stock)	762,073	8,733,356

		42,562,337

Internet & Catalog Retail — 1.0%
Ticketmaster Entertainment, Inc.(b)	1,566,740	10,058,471

Internet Software & Services — 3.3%
Google, Inc. (Class A Stock)(b)	23,200	9,780,888
IAC/InterActiveCorp(a)(b)	1,433,500	23,007,675

		32,788,563

Media — 6.8%
Comcast Corp. (Class A Stock)	1,275,001	18,474,765
Discovery Communications, Inc. (Class A Stock)(b)	756,800	17,065,840
Liberty Global, Inc., Series C(a)(b)	1,193,735	18,872,950
Time Warner Cable, Inc.	445,300	14,102,651

		68,516,206

Multi-Utilities — 2.4%
Sempra Energy	475,000	23,574,250

Office Electronics — 0.6%
Xerox Corp.	965,400	6,255,792

Oil, Gas & Consumable Fuels — 16.8%
Apache Corp.	198,100	14,292,915
Canadian Natural Resources Ltd.	272,800	14,319,272
Chesapeake Energy Corp.	737,600	14,626,608
EOG Resources, Inc.	217,500	14,772,600
Hess Corp.	171,600	9,223,500
Noble Energy, Inc.	128,200	7,559,954
Occidental Petroleum Corp.	314,800	20,716,988
Petroleo Brasileiro SA (Brazil), ADR	442,700	18,141,846
Suncor Energy, Inc.(a)	358,600	10,879,924
Trident Resources Corp. (Canada), Private Placement (original cost $16,980,633; purchased 3/11/05-1/05/06)(b)(c)(d)	404,537	—	(e)
Williams Cos., Inc. (The)	1,209,500	18,880,295
XTO Energy, Inc.	649,500	24,771,930

		168,185,832

Pharmaceuticals — 3.8%
Mylan, Inc.(a)(b)	1,198,800	15,644,340
Shire PLC (United Kingdom), ADR(a)	335,306	13,908,493
Wyeth	199,100	9,037,149

		38,589,982

Semiconductors & Semiconductor Equipment — 1.5%
Marvell Technology Group Ltd.(b)	1,288,800	15,001,632

Software — 8.3%
CA, Inc.	1,555,000	27,103,650

SEE NOTES TO FINANCIAL STATEMENTS.

A131

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software — (Continued)
Check Point Software Technologies(a)(b)	591,500	$13,882,505
Microsoft Corp.	370,200	8,799,654
Symantec Corp.(a)(b)	2,140,700	33,309,292

		83,095,101

Thrifts & Mortgage Finance — 0.8%
People’s United Financial, Inc.(a)	517,060	7,776,582

Wireless Telecommunication Services — 3.3%
NII Holdings, Inc.(b)	1,366,300	26,055,341
Virgin Mobile USA, Inc. (Class A Stock)(b)	1,715,903	6,897,930

		32,953,271

TOTAL COMMON STOCKS (cost $989,376,572)		941,728,615

CORPORATE BOND — 0.7%	Principal Amount (000)
Oil, Gas & Consumable Fuels
Trident Resources Corp., (Canada), Private Placement, PIK, 7.81%, due 8/12/12 (original cost $12,056,536; purchased 8/20/2007-6/29/09)(c)(d)	CAD 12,750	7,314,356

CONVERTIBLE PREFERRED STOCKS — 1.5%	Shares
Consumer Finance — 0.5%
SLM Corp.	9,540	5,413,950

CONVERTIBLE PREFERRED STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals — 1.0%
Mylan, Inc.	11,040	$9,509,856

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $11,052,771)		14,923,806

WARRANT	Units
Oil, Gas & Consumable Fuels
Trident Resouces Corp. (Canada), Private Placement, expiring 1/01/15 (original cost $0; purchased 8/20/07)(b)(c)(d)	1,043,852	90

TOTAL LONG-TERM INVESTMENTS (cost $1,012,485,879)		963,966,867

	Shares
SHORT-TERM INVESTMENT — 14.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $144,561,853; includes $113,235,877 of cash collateral received for securities on loan) (Note 4)(f)(g)	144,561,853	144,561,853

TOTAL INVESTMENTS (h) — 110.4% (cost $1,157,047,732)		1,108,528,720
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.4)%		(104,153,506)

NET ASSETS — 100.0%		$1,004,375,214

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
PIK	Payment in Kind

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $107,742,418; cash collateral of $113,235,877 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $29,037,169. The aggregate value of $7,314,446 is approximately 0.7% of net assets.

(e)	Less than $1.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(h)	As of June 30, 2009, 3 securities representing $7,314,446 and 0.7% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A132

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Corporate Bonds	$—	$—	$7,314,356
Common Stocks	941,728,615	—	—
Convertible Preferred Stocks	14,923,806	—	—
Warrants	—	—	90
Affiliated Money Market Mutual Fund	144,561,853	—	—

	1,101,214,274	—	7,314,446
Other Financial Instruments*	—	—	—

Total	$1,101,214,274	$—	$7,314,446

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond	Warrant
Balance as of 12/31/08	$1,720,388	$3,349,256	$85
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(1,720,388)	3,548,882	5
Net purchases (sales)	—	416,218	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/09	$—	$7,314,356	$90

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follows:

Oil, Gas & Consumable Fuels	17.5%
Affiliated Money Market Mutual Fund (including 11.3% of collateral received for securities on loan)	14.4
Software	8.3
Media	6.8
Food & Staples Retailing	6.6
Capital Markets	6.2
Food Products	5.4
Pharmaceuticals	4.8
Insurance	4.2
Healthcare Providers & Services	3.5
Diversified Consumer Services	3.4
Internet Software & Services	3.3
Wireless Telecommunication Services	3.3
Independent Power Producers & Energy Traders	2.5
Consumer Finance	2.4
Multi-Utilities	2.4
Household Products	2.3
Commercial Services & Supplies	1.9
Electric Utilities	1.8
Semiconductors & Semiconductor Equipment	1.5
Communications Equipment	1.3
Auto Components	1.1
Chemicals	1.1
Commercial Banks	1.1
Internet & Catalog Retail	1.0
Thrifts & Mortgage Finance	0.8
Diversified Financial Services	0.6
Office Electronics	0.6
Industrial Conglomerates	0.2
Healthcare Equipment & Supplies	0.1

110.4
Liabilities in excess of other assets	(10.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A133

VALUE PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$90	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

For the six months ended June 30, 2009, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$5

SEE NOTES TO FINANCIAL STATEMENTS.

A134

VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $107,742,418:
Unaffiliated investments (cost $1,012,485,879)	$963,966,867
Affiliated investments (cost $144,561,853)	144,561,853
Foreign currency, at value (cost $8)	8
Receivable for investments sold	8,571,867
Dividends and interest receivable	1,482,907
Foreign tax reclaim receivable	261,649
Receivable for Series shares sold	49,605
Prepaid expenses	3,487

Total Assets	1,118,898,243

LIABILITIES
Collateral for securities on loan	113,235,877
Payable to custodian	506,637
Management fee payable	330,448
Accrued expenses and other liabilities	243,264
Payable for Series shares repurchased	205,521
Affiliated transfer agent fee payable	595
Distribution fee payable	429
Administration fee payable	258

Total Liabilities	114,523,029

NET ASSETS	$1,004,375,214

Net assets were comprised of:
Paid-in capital	$1,448,386,038
Retained earnings	(444,010,824)

Net assets, June 30, 2009	$1,004,375,214

Class I:
Net asset value and redemption price per share, $1,002,240,948 / 81,821,603 outstanding shares of beneficial interest	$12.25

Class II:
Net asset value and redemption price per share, $2,134,266 / 173,163 outstanding shares of beneficial interest	$12.33

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $8,829)	$7,793,314
Interest	413,644
Affiliated income from securities loaned, net	378,305
Affiliated dividend income	111,958

8,697,221

EXPENSES
Management fee	1,828,890
Distribution fee—Class II	2,285
Administration fee—Class II	1,371
Shareholders’ reports	89,000
Custodian’s fees and expenses	70,000
Insurance expenses	16,000
Trustees’ fees	14,000
Audit fee	9,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	12,597

Total expenses	2,057,143

NET INVESTMENT INCOME	6,640,078

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(169,265,431)
Foreign currency transactions	797

(169,264,634)

Net change in unrealized appreciation (depreciation) on:
Investments	294,559,543
Foreign currencies	(1,097)

294,558,446

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	125,293,812

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,933,890

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,640,078	$20,982,229
Net realized loss on investment and foreign currency transactions	(169,264,634)	(205,421,734)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	294,558,446	(533,239,630)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	131,933,890	(717,679,135)

DISTRIBUTIONS:
Class I	(20,940,047)	(331,218,021)
Class II	(34,913)	(495,826)

TOTAL DISTRIBUTIONS	(20,974,960)	(331,713,847)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [476,812 and 1,045,728 shares, respectively]	5,198,015	17,037,608
Series shares issued in reinvestment of distributions [1,672,624 and 18,008,178 shares, respectively]	20,974,960	331,713,847
Series shares repurchased [6,199,824 and 10,971,164 shares, respectively]	(67,527,331)	(192,551,116)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(41,354,356)	156,200,339

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,604,574	(893,192,643)
NET ASSETS:
Beginning of period	934,770,640	1,827,963,283

End of period	$1,004,375,214	$934,770,640

SEE NOTES TO FINANCIAL STATEMENTS.

A135

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to thirteen Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Jennison Portfolio, Money Market Portfolio, Natural Resources Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio and Value Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. treasuries, government agency and mortgage-related securities.

High Yield Bond Portfolio:    High total return by investing primarily in medium to lower rated debt securities.

Jennison Portfolio:    Long-term growth of capital by investing primarily in equity securities of established companies that the Portfolio manager believes offer above-average growth prospects.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity by investing in high quality short-term money market securities issued by the U.S. government and its agencies, as well as commercial paper, asset backed securities, certificates of deposit and other obligations issued by banks, corporations and other companies, that generally mature in 13 months or less.

Natural Resources Portfolio:    Long-term growth of capital by investing primarily in stocks of companies that operate within, or do business with, the natural resources sector of the economy.

Small Capitalization Stock Portfolio:    Long-term growth of capital that corresponds to the price and yield performance of the Standard & Poor’s Small Capitalization Stock Index (the “S&P 600 SmallCap Index”) by investing primarily in stocks of the S&P 600 SmallCap Index.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

Value Portfolio:    Capital appreciation by investing in equity and equity-related securities that are considered to be undervalued.

B1

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Money Market Portfolio values all of its securities at amortized cost. The Conservative Balanced and Flexible Managed Portfolios use amortized cost to value their short-term debt securities. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may hold up to 10% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the

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extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The High Yield Bond and Money Market Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result,

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the Portfolio assumes the credit risk of the borrower and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from

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counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to equity risk exposure in the normal course of pursuing its investment objectives. A Portfolio may enter into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2009, none of the Portfolios has met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is a least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio declares and reinvests distributions daily. The Diversified Bond, Government Income and High Yield Bond Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.40
Natural Resources Portfolio	0.45	0.45
Small Capitalization Stock Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.35
Value Portfolio	0.40	0.40

At June 30, 2009, the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM

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Portfolio	Subadvisor(s)
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each of the following Portfolios the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below.

Portfolio	Class I Expense Limit		Class II Expense Limit
Government Income Portfolio	0.75	%*	N/A
Stock Index Portfolio	0.75	**	N/A

*  Effective July 1, 2009, the expense limitation has been removed.

**  Effective July 1, 2009, the expense limitation has been renewed.

N/A — Not applicable — There are no Class II shares outstanding for this Portfolio.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2009, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$400,320
Diversified Bond Portfolio	61,919
Equity Portfolio	402,604
Flexible Managed Portfolio	318,896
Global Portfolio	82,408
Government Income Portfolio	41,728
High Yield Bond Portfolio	145,431
Jennison Portfolio	152,139
Natural Resources Portfolio	190,612
Small Capitalization Stock Portfolio	211,113
Stock Index Portfolio	557,646
Value Portfolio	164,700

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For the six months ended June 30, 2009, Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Wachovia
Equity Portfolio	$7,093
Natural Resources Portfolio	862
Value Portfolio	3,881

Certain Portfolios invest in the Short-Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series, each a portfolio of the Dryden Core Investment Fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2009 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$2,020,770,685
Diversified Bond Portfolio	2,390,668,373
Equity Portfolio	1,601,586,795
Flexible Managed Portfolio	3,068,050,809
Global Portfolio	126,128,836
Government Income Portfolio	1,548,982,336
High Yield Bond Portfolio	648,714,830
Jennison Portfolio	454,228,862
Natural Resources Portfolio	128,401,216
Small Capitalization Stock Portfolio	27,934,617
Stock Index Portfolio	31,569,914
Value Portfolio	210,567,926

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$2,106,693,552
Diversified Bond Portfolio	2,472,540,536
Equity Portfolio	1,715,704,760
Flexible Managed Portfolio	3,158,737,986
Global Portfolio	147,858,044
Government Income Portfolio	1,579,045,389
High Yield Bond Portfolio	544,615,672
Jennison Portfolio	505,884,016
Natural Resources Portfolio	153,172,483
Small Capitalization Stock Portfolio	46,217,846
Stock Index Portfolio	101,013,665
Value Portfolio	266,469,341

The Conservative Balanced, Diversified Bond, Flexible Managed and Government Income Portfolios’ written options activity for the six months ended June 30, 2009 were as follows:

Conservative Balanced Portfolio
	Contracts	Premiums
Balance as of December 31, 2008	—	$—
Options written	134	94,675
Options terminated in closing purchase transactions	(134)	(94,675)
Options expired	—	—

Balance as of June 30, 2009	—	$—

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Diversified Bond Portfolio
	Contracts	Premiums
Balance as of December 31, 2008	—	$—
Options written	243	209,267
Options terminated in closing purchase transactions	(243)	(209,267)
Options expired	—	—

Balance as of June 30, 2009	—	$—

Flexible Managed Portfolio
	Contracts	Premiums
Balance as of December 31, 2008	—	$—
Options written	149	105,195
Options terminated in closing purchase transactions	(149)	(105,195)
Options expired	—	—

Balance as of June 30, 2009	—	$—

Government Income Portfolio
	Contracts	Premiums
Balance as of December 31, 2008	—	$—
Options written	80	69,753
Options terminated in closing purchase transactions	(80)	(69,753)
Options expired	—	—

Balance as of June 30, 2009	—	$—

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2009, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding.

B10

Transactions in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2009:
Series shares sold	679,949	$10,901,867
Series shares issued in reinvestment of distributions	2,358,409	43,394,722
Series shares repurchased	(8,651,145)	(139,776,195)

Net increase (decrease) in shares outstanding	(5,612,787)	$(85,479,606)

Year ended December 31, 2008:
Series shares sold	1,436,949	$31,146,917
Series shares issued in reinvestment of distributions	17,082,227	436,963,357
Series shares repurchased	(13,934,724)	(328,218,745)

Net increase (decrease) in shares outstanding	4,584,452	$139,891,529

Class II
Six months ended June 30, 2009:
Series shares sold	271	$4,798
Series shares issued in reinvestment of distributions	164	3,037
Series shares repurchased	(5,197)	(82,802)

Net increase (decrease) in shares outstanding	(4,762)	$(74,967)

Year ended December 31, 2008:
Series shares sold	3,868	$88,780
Series shares issued in reinvestment of distributions	2,468	63,526
Series shares repurchased	(26,501)	(699,940)

Net increase (decrease) in shares outstanding	(20,165)	$(547,634)

Jennison Portfolio:
Class I
Six months ended June 30, 2009:
Series shares sold	2,545,327	$39,389,430
Series shares issued in reinvestment of distributions	502,627	8,584,877
Series shares repurchased	(6,824,193)	(101,108,570)

Net increase (decrease) in shares outstanding	(3,776,239)	$(53,134,263)

Year ended December 31, 2008:
Series shares sold	3,086,340	$57,779,660
Series shares issued in reinvestment of distributions	390,007	8,646,458
Series shares repurchased	(14,586,269)	(279,799,118)

Net increase (decrease) in shares outstanding	(11,109,922)	$(213,373,000)

Class II
Six months ended June 30, 2009:
Series shares sold	201,585	$3,128,170
Series shares issued in reinvestment of distributions	2,583	43,518
Series shares repurchased	(108,804)	(1,612,840)

Net increase (decrease) in shares outstanding	95,364	$1,558,848

Year ended December 31, 2008:
Series shares sold	130,219	$2,480,267
Series shares issued in reinvestment of distributions	528	11,569
Series shares repurchased	(233,004)	(4,441,874)

Net increase (decrease) in shares outstanding	(102,257)	$(1,950,038)

B11

Natural Resources Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2009:
Series shares sold	938,393	$22,571,692
Series shares issued in reinvestment of distributions	3,577,747	111,232,160
Series shares repurchased	(2,088,550)	(53,099,645)

Net increase (decrease) in shares outstanding	2,427,590	$80,704,207

Year ended December 31, 2008:
Series shares sold	1,084,549	$57,023,489
Series shares issued in reinvestment of distributions	3,318,624	195,367,433
Series shares repurchased	(5,486,770)	(239,959,723)

Net increase (decrease) in shares outstanding	(1,083,597)	$12,431,199

Class II
Six months ended June 30, 2009:
Series shares sold	591,551	$17,466,309
Series shares issued in reinvestment of distributions	261,886	8,100,142
Series shares repurchased	(460,075)	(12,164,768)

Net increase (decrease) in shares outstanding	393,362	$13,401,683

Year ended December 31, 2008:
Series shares sold	1,405,872	$64,916,745
Series shares issued in reinvestment of distributions	137,692	8,068,760
Series shares repurchased	(605,217)	(28,359,416)

Net increase (decrease) in shares outstanding	938,347	$44,626,089

Value Portfolio:
Class I
Six months ended June 30, 2009:
Series shares sold	448,979	$4,888,909
Series shares issued in reinvestment of distributions	1,669,860	20,940,047
Series shares repurchased	(6,185,909)	(67,365,159)

Net increase (decrease) in shares outstanding	(4,067,070)	$(41,536,203)

Year ended December 31, 2008:
Series shares sold	1,009,709	$16,588,714
Series shares issued in reinvestment of distributions	17,981,434	331,218,021
Series shares repurchased	(10,948,900)	(192,163,813)

Net increase (decrease) in shares outstanding	8,042,243	$155,642,922

Class II
Six months ended June 30, 2009:
Series shares sold	27,833	$309,106
Series shares issued in reinvestment of distributions	2,764	34,913
Series shares repurchased	(13,915)	(162,172)

Net increase (decrease) in shares outstanding	16,682	$181,847

Year ended December 31, 2008:
Series shares sold	36,019	$448,894
Series shares issued in reinvestment of distributions	26,744	495,826
Series shares repurchased	(22,264)	(387,303)

Net increase (decrease) in shares outstanding	40,499	$557,417

B12

Note 8:	Borrowings and Overdrafts

The Portfolios (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended June 30, 2009. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2009
Jennison Portfolio	$733,714	7	1.23%	—
Natural Resources Portfolio	1,671,463	41	1.24	—
Small Capitalization Stock Portfolio	543,816	38	1.24	—

The average balance and weighted average interest rate on temporary overdrawn balances during the six months ended June 30, 2009 were as follows:

Portfolio	Approximate Average Balance Outstanding	Weighted Average Interest Rates
Government Income Portfolio	$4,735,787	2.25%

Note 9:	Ownership and Affiliates

As of June 30, 2009, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through August 18, 2009, the date the financial statements were issued, and has determined that the following subsequent events require recognition or disclosure in the financial statements:

Based on the approval of the Board of Trustees on June 26, 2009, the Prudential Series Fund — SP PIMCO High Yield Portfolio will be merged into the High Yield Bond Portfolio on or about November 13, 2009. Such merger is subject to the approval of shareholders.

B13

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007(c)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.69		$16.69	$16.21	$15.09	$15.10	$14.34

Income (Loss) From Investment Operations:
Net investment income	.21		.50	.50	.48	.38	.34
Net realized and unrealized gain (loss) on investments	.34		(3.98)	.49	1.06	.11	.78

Total from investment operations	.55		(3.48)	.99	1.54	.49	1.12

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.35)	(.28)
Distributions from net realized gains	—		—	—	—	(.15)	(.08)
Distributions	(.51)		(.52)	(.51)	(.42)	—	—

Total dividends and distributions	(.51)		(.52)	(.51)	(.42)	(.50)	(.36)

Net Asset Value, end of period	$12.73		$12.69	$16.69	$16.21	$15.09	$15.10

Total Return(a)	4.28%		(21.41)%	6.12%	10.44%	3.43%	8.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,926.8		$1,957.5	$2,721.9	$2,770.6	$2,749.8	$2,893.6
Ratios to average net assets(b):
Expenses	.60	%(d)	.59%	.59%	.57%	.58%	.59%
Net investment income	2.98	%(d)	3.12%	2.95%	2.97%	2.45%	2.27%
Portfolio turnover rate	147	%(e)	336%	178%	114%	110%	153%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Diversified Bond Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.89		$10.90	$10.85	$10.96	$11.28	$11.17

Income (Loss) From Investment Operations:
Net investment income	.23		.54	.58	.57	.55	.52
Net realized and unrealized gain (loss) on investments	.57		(.90)	.02	(.05)	(.20)	.09

Total from investment operations	.80		(.36)	.60	.52	.35	.61

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.59)	(.50)
Distributions from net realized gains	—		—	—	—	(.08)	—
Distributions	(.43)		(.65)	(.55)	(.63)	—	—

Total dividends and distributions	(.43)		(.65)	(.55)	(.63)	(.67)	(.50)

Net Asset Value, end of period	$10.26		$9.89	$10.90	$10.85	$10.96	$11.28

Total Return(a)	8.23%		(3.46)%	5.71%	4.98%	3.28%	5.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,168.9		$1,134.8	$1,218.3	$1,150.4	$1,230.6	$1,283.7
Ratios to average net assets(b):
Expenses	.45	%(c)	.44%	.44%	.45%	.45%	.45%
Net investment income	4.57	%(c)	5.07%	5.39%	5.18%	4.81%	4.57%
Portfolio turnover rate	284	%(d)	723%	476%	393%	278%	382%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(c)	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.40		$29.67	$27.45	$24.64	$22.31	$20.55

Income (Loss) From Investment Operations:
Net investment income	.11		.29	.35	.30	.24	.28
Net realized and unrealized gain (loss) on investments	1.76		(10.52)	2.21	2.80	2.32	1.75

Total from investment operations	1.87		(10.23)	2.56	3.10	2.56	2.03

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.23)	(.27)
Distributions	(.30)		(3.04)	(.34)	(.29)	—	—

Total dividends and distributions	(.30)		(3.04)	(.34)	(.29)	(.23)	(.27)

Net Asset Value, end of period	$17.97		$16.40	$29.67	$27.45	$24.64	$22.31

Total Return(a)	11.34%		(38.16)%	9.32%	12.57%	11.47%	9.93%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,661.0		$2,521.0	$4,423.9	$4,402.7	$4,283.9	$4,135.7
Ratios to average net assets(b):
Expenses	.49	%(d)	.48%	.47%	.47%	.47%	.48%
Net investment income	1.31	%(d)	1.21%	1.16%	1.10%	1.01%	1.29%
Portfolio turnover rate	67	%(e)	67%	57%	60%	77%	50%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(c)	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.47		$29.81	$27.52	$24.69	$22.34	$20.58

Income (Loss) From Investment Operations:
Net investment income	.06		.19	.28	.19	.12	.20
Net realized and unrealized gain (loss) on investments	1.78		(10.61)	2.20	2.80	2.35	1.74

Total from investment operations	1.84		(10.42)	2.48	2.99	2.47	1.94

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.12)	(.18)
Distributions	(.17)		(2.92)	(.19)	(.16)	—	—

Total dividends and distributions	(.17)		(2.92)	(.19)	(.16)	(.12)	(.18)

Net Asset Value, end of period	$18.14		$16.47	$29.81	$27.52	$24.69	$22.34

Total Return(a)	11.12%		(38.47)%	8.91%	12.13%	11.04%	9.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3		$0.4	$1.3	$1.9	$2.1	$1.1
Ratios to average net assets(b):
Expenses	.89	%(d)	.88%	.87%	.87%	.87%	.88%
Net investment income	.93	%(d)	.78%	.74%	.71%	.64%	.91%
Portfolio turnover rate	67	%(e)	67%	57%	60%	77%	50%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the year.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005(c)	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.34		$18.30	$18.36	$16.92	$16.58	$15.19

Income (Loss) From Investment Operations:
Net investment income	.18		.45	.50	.44	.32	.29
Net realized and unrealized gain (loss) on investments	.22		(4.62)	.65	1.59	.34	1.32

Total from investment operations	.40		(4.17)	1.15	2.03	.66	1.61

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.32)	(.22)
Distributions	(.45)		(1.79)	(1.21)	(.59)	—	—

Total dividends and distributions	(.45)		(1.79)	(1.21)	(.59)	(.32)	(.22)

Net Asset Value, end of period	$12.29		$12.34	$18.30	$18.36	$16.92	$16.58

Total Return(a)	3.24%		(24.82)%	6.30%	12.17%	4.16%	10.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,573.3		$2,621.6	$3,716.3	$3,723.6	$3,543.9	$3,883.5
Ratios to average net assets(b):
Expenses	.64	%(d)	.64%	.63%	.62%	.63%	.62%
Net investment income	2.78	%(d)	2.85%	2.53%	2.48%	1.95%	1.83%
Portfolio turnover rate	157	%(e)	321%	212%	153%	126%	150%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	Global Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.07		$24.62	$22.53	$18.96	$16.43	$15.14

Income (Loss) From Investment Operations:
Net investment income	.19		.40	.36	.26	.13	.11
Net realized and unrealized gain (loss) on investments	.79		(10.38)	2.00	3.44	2.50	1.33

Total from investment operations	.98		(9.98)	2.36	3.70	2.63	1.44

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.10)	(.15)
Distributions	(.42)		(1.57)	(.27)	(.13)	—	—

Total dividends and distributions	(.42)		(1.57)	(.27)	(.13)	(.10)	(.15)

Net Asset Value, end of period	$13.63		$13.07	$24.62	$22.53	$18.96	$16.43

Total Return(a)	7.45%		(42.92)%	10.48%	19.65%	16.06%	9.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$520.9		$512.7	$985.0	$932.9	$814.1	$691.1
Ratios to average net assets(b):
Expenses	.87	%(c)	.84%	.81%	.84%	.82%	.84%
Net investment income	2.74	%(c)	2.01%	1.43%	1.24%	.77%	.67%
Portfolio turnover rate	27	%(d)	65%	48%	50%	155%	128%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008		2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.40		$11.38		$11.26	$11.40	$11.65	$11.92

Income (Loss) From Investment Operations:
Net investment income	.18		.45		.53	.54	.49	.49
Net realized and unrealized gain (loss) on investments	.14		.03		.10	(.13)	(.20)	(.13)

Total from investment operations	.32		.48		.63	.41	.29	.36

Less Dividends and Distributions:
Dividends from net investment income	—		—		—	—	(.54)	(.44)
Distributions from net realized gains	—		—		—	—	—	(.19)
Distributions	(.22)		(.46)		(.51)	(.55)	—	—

Total dividends and distributions	(.22)		(.46)		(.51)	(.55)	(.54)	(.63)

Net Asset Value, end of period	$11.50		$11.40		$11.38	$11.26	$11.40	$11.65

Total Return(a)	2.89%		4.30%		5.70%	3.74%	2.51%	3.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$368.0		$370.5		$340.3	$354.3	$378.2	$420.2
Ratios to average net assets(b):
Expenses	.49	%(d)	.52	%(c)	.52%	.50%	.47%	.47%
Net investment income	3.22	%(d)	3.98	%(c)	4.62%	4.75%	4.16%	4.07%
Portfolio turnover rate	733	%(e)	2707%		2377%	734%	507%	617%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Includes interest expense of 0.03%.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	High Yield Bond Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$3.61		$5.09	$5.33	$5.23	$5.42	$5.29

Income (Loss) From Investment Operations:
Net investment income	.20		.41	.40	.39	.38	.39
Net realized and unrealized gain (loss) on investments	.63		(1.48)	(.26)	.13	(.20)	.13

Total from investment operations	.83		(1.07)	.14	.52	.18	.52

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.37)	(.39)
Distributions	(.20)		(.41)	(.38)	(.42)	—	—

Total dividends and distributions	(.20)		(.41)	(.38)	(.42)	(.37)	(.39)

Net Asset Value, end of period	$4.24		$3.61	$5.09	$5.33	$5.23	$5.42

Total Return(a):	23.65%		(22.28)%	2.62%	10.25%	3.41%	10.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,510.5		$1,239.9	$1,674.0	$1,721.1	$1,635.7	$1,595.7
Ratios to average net assets(b):
Expenses	.59	%(c)	.58%	.58%	.58%	.58%	.59%
Net investment income	10.30	%(c)	8.78%	7.49%	7.39%	7.14%	7.42%
Portfolio turnover rate	43	%(d)	61%	58%	49%	56%	65%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2009(c)		Year Ended December 31,
			2008(c)	2007	2006(c)	2005(c)	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.69		$23.53	$21.07	$20.76	$18.14	$16.62

Income (Loss) From Investment Operations:
Net investment income	.05		.10	.10	.06	.02	.08
Net realized and unrealized gain (loss) on investments	2.12		(8.84)	2.43	.31	2.62	1.52

Total from investment operations	2.17		(8.74)	2.53	.37	2.64	1.60

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.02)	(.08)
Distributions	(.12)		(.10)	(.07)	(.06)	—	—

Total dividends and distributions	(.12)		(.10)	(.07)	(.06)	(.02)	(.08)

Net Asset Value, end of period	$16.74		$14.69	$23.53	$21.07	$20.76	$18.14

Total Return(a)	14.73%		(37.28)%	12.00%	1.79%	14.55%	9.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,245.1		$1,148.0	$2,100.5	$2,077.3	$2,297.0	$2,044.1
Ratios to average net assets(b):
Expenses	.64	%(d)	.63%	.62%	.63%	.63%	.64%
Net investment income	.67	%(d)	.52%	.42%	.29%	.10%	.50%
Portfolio turnover rate	40	%(e)	74%	69%	67%	57%	74%

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2009(d)		Year Ended December 31,
			2008(d)	2007	2006(d)	2005(d)	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.46		$23.17	$20.77	$20.49	$17.97	$16.46

Income (Loss) From Investment Operations:
Net investment income (loss)	.02		.02	— (c)	(.02)	(.05)	.02
Net realized and unrealized gain (loss) on investments	2.08		(8.72)	2.40	.30	2.57	1.50

Total from investment operations	2.10		(8.70)	2.40	.28	2.52	1.52

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(.01)
Distributions	(.05)		(.01)	—	—	—	—

Total dividends and distributions	(.05)		(.01)	—	—	—	(.01)

Net Asset Value, end of period	$16.51		$14.46	$23.17	$20.77	$20.49	$17.97

Total Return(a)	14.57%		(37.55)%	11.56%	1.37%	14.02%	9.22%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15.5		$12.2	$21.9	$19.6	$18.2	$84.9
Ratios to average net assets(b):
Expenses	1.04	%(e)	1.03%	1.02%	1.03%	1.03%	1.04%
Net investment income (loss)	.28	%(e)	.12%	.02%	(.12)%	(.27)%	.11%
Portfolio turnover rate	40	%(f)	74%	69%	67%	57%	74%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Calculated based upon average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized gains	.03		.26	.49	.46	.28	.10
Dividends and distributions	—		—	—	—	(.28)	(.10)
Distributions	(.03)		(.26)	(.49)	(.46)	—	—

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(a)	.32%		2.65%	5.06%	4.74%	2.85%	1.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,340.3		$1,489.8	$1,289.9	$1,060.5	$851.9	$885.4
Ratios to average net assets:
Expenses	.43	%(b)	.43%	.43%	.43%	.45%	.45%
Net investment income	.65	%(b)	2.59%	4.94%	4.68%	2.86%	1.01%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	Natural Resources Portfolio
	Class I
	Six Months Ended June 30, 2009(a)		Year Ended December 31,
			2008(a)	2007(a)	2006(a)	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.70		$56.28	$45.67	$45.46	$31.88	$27.49

Income (Loss) From Investment Operations:
Net investment income	.06		.22	.43	.35	.33	.19
Net realized and unrealized gain (loss) on investments	8.06		(25.97)	21.09	8.65	16.27	6.28

Total from investment operations	8.12		(25.75)	21.52	9.00	16.60	6.47

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	— (c)	(1.00)
Distributions from net realized gains	—		—	—	—	(3.02)	(1.08)
Distributions	(4.04)		(6.83)	(10.91)	(8.79)	—	—

Total dividends and distributions	(4.04)		(6.83)	(10.91)	(8.79)	(3.02)	(2.08)

Net Asset Value, end of period	$27.78		$23.70	$56.28	$45.67	$45.46	$31.88

Total Return(d)	32.44%		(53.00)%	48.30%	22.20%	55.91%	25.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$861.5		$677.4	$1,669.9	$1,193.0	$1,016.3	$622.6
Ratios to average net assets(b):
Expenses	.53	%(e)	.50%	.48%	.49%	.49%	.51%
Net investment income	.47	%(e)	.47%	.80%	.78%	.66%	.49%
Portfolio turnover rate	16	%(f)	40%	39%	58%	59%	24%

	Natural Resources Portfolio
	Class II
	Six Months Ended June 30, 2009(a)		Year Ended December 31,			April 28, 2005(g) through December 31, 2005
			2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.54		$55.92	$45.55	$45.32	$30.10

Income (Loss) From Investment Operations:
Net investment income	.01		.05	.28	.18	.05
Net realized and unrealized gain (loss) on investments	7.98		(25.86)	20.92	8.64	15.17

Total from investment operations	7.99		(25.81)	21.20	8.82	15.22

Less Distributions:
Distributions	(3.90)		(6.57)	(10.83)	(8.59)	—

Net Asset Value, end of period	$27.63		$23.54	$55.92	$45.55	$45.32

Total Return(d)	32.17%		(53.19)%	47.70%	21.72%	50.56	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$60.5		$42.3	$47.9	$16.9	$5.1
Ratios to average net assets(b):
Expenses	.93	%(e)	.90%	.88%	.89%	.89	%(e)
Net investment income	.07	%(e)	.12%	.51%	.40%	.33	%(e)
Portfolio turnover rate	16	%(f)	40%	39%	58%	59	%(f)

(a)	Calculated based upon average shares outstanding during the period.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Amount is less than $0.005 per share.

(d)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown, Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

(f)	Not annualized.

(g)	Commencement of offering of Class II shares.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.52		$21.31	$23.29	$21.38	$21.33	$17.64

Income (Loss) From Investment Operations:
Net investment income	.09		.24	.21	.14	.13	.12
Net realized and unrealized gain (loss) on investments	.03		(5.92)	(.36)	2.95	1.30	3.75

Total from investment operations	.12		(5.68)	(.15)	3.09	1.43	3.87

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.13)	(.11)
Distributions from net realized gains	—		—	—	—	(1.25)	(.07)
Distributions	(1.53)		(3.11)	(1.83)	(1.18)	—	—

Total dividends and distributions	(1.53)		(3.11)	(1.83)	(1.18)	(1.38)	(.18)

Net Asset Value, end of period	$11.11		$12.52	$21.31	$23.29	$21.38	$21.33

Total Return(a)	.56%		(31.04)%	(.53)%	14.67%	7.26%	22.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$411.3		$432.5	$699.6	$777.1	$738.3	$743.2
Ratios to average net assets(b):
Expenses	.51	%(c)	.47%	.46%	.45%	.46%	.47%
Net investment income	1.38	%(c)	1.33%	.86%	.59%	.62%	.62%
Portfolio turnover rate	7	%(d)	25%	16%	12%	16%	18%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	Stock Index Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.76		$36.84	$35.64	$31.41	$31.29	$29.29

Income (Loss) From Investment Operations:
Net investment income	.28		.64	.68	.56	.48	.50
Net realized and unrealized gain (loss) on investments	.44		(14.02)	1.14	4.31	.88	2.50

Total from investment operations	.72		(13.38)	1.82	4.87	1.36	3.00

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.47)	(.49)
Distributions from net realized gains	—		—	—	—	(.77)	(.51)
Distributions	(.68)		(.70)	(.62)	(.64)	—	—

Total dividends and distributions	(.68)		(.70)	(.62)	(.64)	(1.24)	(1.00)

Net Asset Value, end of period	$22.80		$22.76	$36.84	$35.64	$31.41	$31.29

Total Return(a)	3.06%		(36.94)%	5.10%	15.54%	4.54%	10.45%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,779.2		$1,815.8	$3,122.4	$3,306.4	$3,212.7	$3,094.7
Ratios to average net assets(b):
Expenses	.38	%(c)	.37%	.37%	.37%	.38%	.38%
Net investment income	2.46	%(c)	2.04%	1.73%	1.61%	1.52%	1.64%
Portfolio turnover rate	2	%(d)	4%	3%	3%	7%	3%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.86		$23.44	$26.21	$22.95	$19.93	$17.36

Income (Loss) From Investment Operations:
Net investment income	.08		.30	.39	.36	.29	.28
Net realized and unrealized gain (loss) on investments	1.57		(8.36)	.42	4.11	3.03	2.55

Total from investment operations	1.65		(8.06)	.81	4.47	3.32	2.83

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.30)	(.26)
Distributions	(.26)		(4.52)	(3.58)	(1.21)	—	—

Total dividends and distributions	(.26)		(4.52)	(3.58)	(1.21)	(.30)	(.26)

Net Asset Value, end of period	$12.25		$10.86	$23.44	$26.21	$22.95	$19.93

Total Return(a)	15.14%		(42.29)%	3.19%	19.94%	16.66%	16.31%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,002.2		$933.1	$1,824.9	$1,975.7	$1,750.1	$1,595.6
Ratios to average net assets(b):
Expenses	.45	%(c)	.43%	.43%	.43%	.43%	.44%
Net investment income	1.45	%(c)	1.46%	1.35%	1.45%	1.35%	1.48%
Portfolio turnover rate	24	%(d)	71%	52%	49%	56%	52%

	Value Portfolio
	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.91		$23.51	$26.26	$22.98	$19.94	$17.37

Income (Loss) From Investment Operations:
Net investment income	.06		.21	.29	.27	.21	.20
Net realized and unrealized gain (loss) on investments	1.57		(8.38)	.42	4.11	3.01	2.55

Total from investment operations	1.63		(8.17)	.71	4.38	3.22	2.75

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.18)	(.18)
Distributions	(.21)		(4.43)	(3.46)	(1.10)	—	—

Total dividends and distributions	(.21)		(4.43)	(3.46)	(1.10)	(.18)	(.18)

Net Asset Value, end of period	$12.33		$10.91	$23.51	$26.26	$22.98	$19.94

Total Return(a)	14.99%		(42.56)%	2.82%	19.43%	16.21%	15.83%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.1		$1.7	$2.7	$3.2	$3.1	$3.0
Ratios to average net assets(b):
Expenses	.85	%(c)	.83%	.83%	.83%	.83%	.84%
Net investment income	1.06	%(c)	1.08%	.96%	1.04%	.95%	1.08%
Portfolio turnover rate	24	%(d)	71%	52%	49%	56%	52%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of seven individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 24-26, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Trust, and each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 24-26, 2009 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ending December 31, 2008.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2008. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may provide supplemental data compiled by Lipper for the Board’s consideration

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2008), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Third Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed the benchmark index over the one- and three-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•

Although the Portfolio ranked in the third quartile over the one-, three- and five-year periods, the Board noted that the Portfolio ranked in the second quartile over the ten-year period. The Board also noted that the Portfolio underperformed its benchmark index all periods.

•

The Board noted PI’s explanation that the Portfolio’s underperformance was primarily attributable to the Portfolio’s exposure to sub-prime loans, which had experienced significant declines in value during 2008. The Board further noted that prior to 2008, the Portfolio outperformed its benchmark index and ranked in the first quartile during three of the previous four calendar years (measured from 2004-2007).

•

The Board considered that the performance of the Portfolio improved in more recent periods, and that the Portfolio outperformed its benchmark index and ranked in the second quartile of its Peer Universe for the first quarter of 2009.

•

The Board concluded that, in light of the Portfolio’s competitive performance over longer time periods and the positive performance trend of the first quarter, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Second Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over all periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Third Quartile	Third Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•

The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Third Quartile	Third Quartile
Actual Management Fees: First Quartile
Net Total Expenses: Second Quartile

•

The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over the ten-year period, though it underperformed the index over the three- and five-year periods.

•

The Board further noted PI’s explanation that the Porfolio’s long-term performance record was not representative of the current structure or management of the Portfolio, due to the fact that during 2005 the Portfolio had changed investment styles and replaced the existing subadviser with four new subadvisers.

•	The Board also considered that the Portfolio’s recent performance had improved, with the Portfolio ranking in the second quartile and outperforming its benchmark during the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	Third Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted PI’s explanation that the Portfolio’s underperformance compared to the Peer Universe and the benchmark index over longer time periods was largely attributable to the Portfolio’s exposure to subprime mortgage securities.

•

The Board further noted that the Portfolio’s more recent performance had shown improvement, with the Portfolio outperforming its benchmark index and ranking in the second quartile over the one-year period, and ranking in the second quartile during the first quarter of 2009.

•

The Board concluded that it was reasonable continue to evaluate performance and to renew the agreements. The Board noted that PI monitors performance of the subadvisers, reports quarterly to the Board, and recommends subadviser changes when PI determines it is in the best interest of shareholders to do so.

•

The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s actual expenses were significantly lower than the cap.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Second Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Third Quartile	First Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed its benchmark index for the three-year period.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	First Quartile	First Quartile
Actual Management Fee: First Quartile
Net Total Expenses: First Quartile

•

The Board noted that the Portfolio ranked in the first quartile over the five- and ten-year periods, though it ranked in the fourth quartile over the one-year period and in the third quartile over the three-year period.

•	The Board also noted that the Portfolio outperformed against its benchmark index over all periods.

•

The Board considered PI’s assertion that the Portfolio’s underperformance over the last three years was attributable to the Portfolio’s poor performance in 2008, as the subadviser finished in the top half of its peers the previous four years (2004-2007).

•	The Board further noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the first quartile and outperforming its benchmark index.

•

The Board concluded that, in light of the Portfolio’s competitive long-term performance and the positive performance trend of the first quarter, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	First Quartile	Second Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio had outperformed or performed in-line with its benchmark index over the one-, three-, five- and ten-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board also noted that the Portfolio’s performance over all periods closely tracked the benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board determined to continue the existing voluntary cap on net total Portfolio expenses of 0.75%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Second Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed the benchmark index over the one- and three-year periods.

•

The Board considered PI’s assertion that the Portfolio’s underperformance for the one- and three-year periods was impacted by an overweight in the energy sector in the second half of 2008 and an underweight in financials during the third quarter of 2008.

•

The Board further noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the first quartile and outperforming its benchmark index during the first quarter of 2009.

•	The Board concluded that, in light of the Portfolio’s competitive long-term performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRST STD

POSTAGES &

FEES PAID VON

HOFFMANN

CORPORATION

The 2008 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

0157877-00001-00    PSF-SAR-A

SEMIANNUAL REPORT	JUNE 30, 2009

The Prudential Series Fund

■	SP Aggressive Growth Asset Allocation Portfolio

■	SP Balanced Asset Allocation Portfolio

■	SP Conservative Asset Allocation Portfolio

■	SP Davis Value Portfolio

■	SP Growth Asset Allocation Portfolio

■	SP International Growth Portfolio

■	SP International Value Portfolio

■	SP Mid Cap Growth Portfolio

■	SP PIMCO High Yield Portfolio

■	SP PIMCO Total Return Portfolio

■	SP Prudential U.S. Emerging Growth Portfolio

■	SP Small Cap Value Portfolio

■	SP Strategic Partners Focused Growth Portfolio

0158080-00001-00

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses of the portfolios and the contract and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your contract’s insurance protection.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-ends on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2009

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2009

■	DEAR CONTRACT OWNER

Our primary focus at Prudential is to help investors achieve and maintain long-term financial success. Our Prudential Series Fund semiannual report outlines our efforts to reach this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years, and the quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to help you make the most informed investment decisions to meet your needs. Together, you can develop a diversified investment portfolio that aligns with your long-term goals and can help deliver a more secure financial future.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve your financial goals.

Sincerely,

Stephen Pelletier

President,

The Prudential Series Fund	July 31, 2009

PRESIDENT

STEPHEN PELLETIER

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2009

SP Aggressive Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
Advanced Series Trust — Large Cap Value Portfolio	32.5%

PSF-Jennison Portfolio (Class I)	19.9%
Advanced Series Trust — Marsico Capital Growth Portfolio	19.5%
PSF-SP International Value Portfolio	9.6%
PSF-SP International Growth Portfolio (Class I)	9.6%

SP Balanced Asset Allocation
Five Largest Holdings (% of Net Assets)
PSF-SP PIMCO Total Return Portfolio	31.5%
Advanced Series Trust — Large-Cap Value Portfolio	20.0%

PSF-Jennison Portfolio (Class I)	12.0%
Advanced Series Trust — Marsico Capital Growth Portfolio	11.7%
Advanced Series Trust — Western Asset Core Plus Bond Portfolio	7.5%

SP Conservative Asset Allocation
Five Largest Holdings (% of Net Assets)
PSF-SP PIMCO Total Return Portfolio	47.7%
Advanced Series Trust — Large Cap Value Portfolio	13.3%
Advanced Series Trust — Western Asset Core Plus Bond Portfolio	11.2%

PSF-Jennison Portfolio (Class I)	8.0%
Advanced Series Trust — Marsico Capital Growth Portfolio	7.9%

SP Davis Value
Five Largest Holdings (% of Net Assets)
Berkshire Hathaway, Inc. (Class A Stock)	4.6%

Occidental Petroleum Corp.	4.5%

Wells Fargo & Co.	4.1%

Costco Wholesale Corp.	3.9%

EOG Resources, Inc.	2.9%

SP Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
Advanced Series Trust — Large Cap Value Portfolio	26.5%

PSF-Jennison Portfolio (Class I)	16.2%
Advanced Series Trust — Marsico Capital Growth Portfolio	15.8%
PSF-SP PIMCO Total Return Portfolio	15.3%
PSF-SP International Value Portfolio	7.4%

SP International Growth
Five Largest Holdings (% of Net Assets)
Credit Suisse Group AG (Switzerland)	3.2%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	2.5%

Telefonica SA (Spain)	2.3%

BG Group PLC (United Kingdom)	2.2%
Anheuser-Busch InBev NV (Belgium)	2.0%

SP International Value
Five Largest Holdings (% of Net Assets)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	2.5%
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	1.9%

BNP Paribas (France)	1.9%
Telefonica SA (Spain)	1.8%
Standard Chartered PLC (United Kingdom)	1.7%

SP Mid Cap Growth
Five Largest Holdings (% of Net Assets)

WMS Industries, Inc.	2.1%

Ecolab, Inc.	2.0%
SBA Communications Corp. (Class A Stock)	1.9%
Stericycle, Inc.	1.9%

Ross Stores, Inc.	1.7%

SP PIMCO High Yield
Allocation (% of Net Assets)

Corporate Bonds	84.9%

Bank Notes	5.1%
Collateralized Mortgage Obligations	2.4%
Municipal Bonds	2.4%

Convertible Bonds	1.0%

SP PIMCO Total Return
Allocation (% of Net Assets)
U.S. Government Mortgage-Backed Obligations	46.6%
Corporate Bonds	30.6%
Municipal Bonds	8.5%

U.S. Treasury Obligations	7.2%
Collateralized Mortgage Obligations	6.1%

SP Prudential U.S. Emerging Growth
Five Largest Holdings (% of Net Assets)
Annaly Capital Management, Inc.	3.8%
Southwestern Energy Co.	3.5%
NII Holdings, Inc.	3.3%
Regal Entertainment Group (Class A Stock)	2.5%

Crown Castle International Corp.	2.4%

SP Small Cap Value
Five Largest Holdings (% of Net Assets)
iShares Russell 2000 Value Index Fund	1.9%
Signature Bank/New York	1.3%
Lawson Software, Inc.	1.3%
Meadowbrook Insurance Group, Inc.	1.2%

Plantronics, Inc.	1.1%

SP Strategic Partners Focused Growth
Five Largest Holdings (% of Net Assets)
Apple, Inc.	6.7%
Google, Inc. (Class A Stock)	6.2%
QUALCOMM, Inc.	6.0%
Goldman Sachs Group, Inc. (The)	5.1%
Gilead Sciences, Inc.	4.6%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2009

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period
SP Aggressive Growth Asset Allocation (Class I)	Actual	$1,000.00	$1,055.80	1.07%	$5.45
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
SP Balanced Asset Allocation (Class I)	Actual	$1,000.00	$1,056.40	1.13%	$5.76
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
SP Conservative Asset Allocation (Class I)	Actual	$1,000.00	$1,058.70	1.24%	$6.33
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
SP Davis Value (Class I)	Actual	$1,000.00	$1,057.10	0.86%	$4.39
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
SP Growth Asset Allocation (Class I)	Actual	$1,000.00	$1,054.70	1.04%	$5.30
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
SP International Growth (Class I)	Actual	$1,000.00	$1,131.60	1.04%	$5.50
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
SP International Growth (Class II)	Actual	$1,000.00	$1,130.00	1.44%	$7.60
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
SP International Value (Class I)	Actual	$1,000.00	$1,100.50	1.04%	$5.42
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
SP Mid Cap Growth (Class I)	Actual	$1,000.00	$1,072.90	0.96%	$4.93
	Hypothetical	$1,000.00	$1,019.98	0.96%	$4.81
SP PIMCO High Yield (Class I)	Actual	$1,000.00	$1,197.30	0.79%	$4.30
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96
SP PIMCO Total Return (Class I)	Actual	$1,000.00	$1,059.30	0.78%	$3.98
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
SP Prudential U.S. Emerging Growth (Class I)	Actual	$1,000.00	$1,143.90	0.73%	$3.88
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2009

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period
SP Prudential U.S. Emerging Growth (Class II)	Actual	$1,000.00	$1,140.40	1.13%	$6.00
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
SP Small Cap Value (Class I)	Actual	$1,000.00	$1,015.40	1.02%	$5.10
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
SP Strategic Partners Focused Growth (Class I)	Actual	$1,000.00	$1,175.70	1.39%	$7.50
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
SP Strategic Partners Focused Growth (Class II)	Actual	$1,000.00	$1,171.40	1.79%	$9.64
	Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2009, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%	Shares	Value (Note 2)
Affiliated Mutual Funds
Advanced Series Trust —
AST Global Real Estate Portfolio	227,905	$1,223,847
AST Large-Cap Value Portfolio	3,676,130	35,989,311
AST Marsico Capital Growth Portfolio	1,647,006	21,641,653
AST Small-Cap Growth Portfolio	291,767	3,524,547
The Prudential Series Fund —
Jennison Portfolio (Class I)	1,316,866	22,044,337
Money Market Portfolio	203	2,030
Natural Resources Portfolio (Class I)	42,951	1,193,185
SP International Growth Portfolio (Class I)	2,775,399	10,602,026
SP International Value Portfolio	2,025,508	10,694,683
SP Small Cap Value Portfolio	446,333	3,392,133

TOTAL LONG-TERM INVESTMENTS (cost $136,587,308)		110,307,752

SHORT-TERM INVESTMENT — 0.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $343,805) (Note 4)	343,805	343,805

TOTAL INVESTMENTS — 99.8% (cost $136,931,113)(a)		110,651,557
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		207,980

NET ASSETS — 100.0%		$110,859,537

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$110,307,752	$—	$—
Affiliated Money Market Mutual Fund	343,805	—	—

	110,651,557	—	—
Other Financial Instruments*	—	—	—

Total	$110,651,557	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Large/Mid-Cap Growth	39.5%
Large/Mid-Cap Value	32.4
International Value	9.6
International Growth	9.6
Small-Cap Growth	3.2
Small-Cap Value	3.1
Sector	2.1
Money Market	— (b)

99.5
Short-Term Investment	0.3
Other assets in excess of liabilities	0.2

100.0%

(b)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Affiliated investments, at value (cost $136,931,113)	$110,651,557
Cash	6,904
Receivable for Investments sold	210,000
Receivable for Series shares sold	89,764
Prepaid expenses	2,119
Dividends receivable	45

Total Assets	110,960,389

LIABILITIES
Accrued expenses and other liabilities	55,964
Payable for Series shares repurchased	39,027
Management fee payable	4,596
Deferred trustees’ fees	670
Affiliated transfer agent fee payable	595

Total Liabilities	100,852

NET ASSETS	$110,859,537

Net assets were comprised of:
Paid-in capital	$150,165,415
Retained earnings	(39,305,878)

Net assets, June 30, 2009	$110,859,537

Net asset value and redemption price per share, $110,859,537 / 19,107,420 outstanding shares of beneficial interest	$5.80

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$2,093,578

EXPENSES
Management fee	25,295
Custodian’s fees and expenses	31,000
Shareholders’ reports	22,000
Audit fee	9,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Miscellaneous	3,651

Total expenses	102,946

NET INVESTMENT INCOME	1,990,632

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized loss on investment transactions	(12,957,958)
Net capital gain distributions received	144,701

(12,813,257)

Net change in unrealized appreciation (depreciation) on investments	16,438,650

NET GAIN ON INVESTMENTS	3,625,393

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,616,025

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,990,632	$1,569,495
Net realized loss on investment transactions	(12,813,257)	(1,920,190)
Net change in unrealized appreciation (depreciation) on investments	16,438,650	(81,110,463)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,616,025	(81,461,158)

DISTRIBUTIONS:	(1,568,782)	(18,757,446)

SERIES SHARE TRANSACTIONS:
Series shares sold [904,164 and 1,381,549 shares, respectively]	4,818,980	11,065,156
Series shares issued in reinvestment of distributions [262,338 and 2,114,706 shares, respectively]	1,568,782	18,757,446
Series shares repurchased [1,368,144 and 3,291,598 shares, respectively]	(7,161,063)	(27,308,057)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(773,301)	2,514,545

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,273,942	(97,704,059)
NET ASSETS:
Beginning of period	107,585,595	205,289,654

End of period	$110,859,537	$107,585,595

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
Advanced Series Trust —
AST Global Real Estate Portfolio	1,074,159	$5,768,235
AST Large-Cap Value Portfolio	16,830,244	164,768,086
AST Marsico Capital Growth Portfolio	7,314,128	96,107,640
AST Small-Cap Growth Portfolio	1,231,506	14,876,594
AST Western Asset Core Plus Bond Portfolio	6,608,935	61,859,629
The Prudential Series Fund —
Jennison Portfolio (Class I)	5,914,737	99,012,693
Money Market Portfolio	3,568	35,684
Natural Resources Portfolio (Class I)	197,502	5,486,614
SP International Growth Portfolio (Class I)	12,030,916	45,958,097
SP International Value Portfolio	8,741,950	46,157,498
SP PIMCO High Yield Portfolio	540,349	4,139,072
SP PIMCO Total Return Portfolio	23,463,386	259,270,416
SP Small Cap Value Portfolio	2,062,880	15,677,885

TOTAL LONG-TERM INVESTMENTS (cost $960,036,616)		819,118,143

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $2,965,960) (Note 4)	2,965,960	2,965,960

TOTAL INVESTMENTS — 99.9% (cost $963,002,576)(a)		822,084,103
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		736,380

NET ASSETS — 100.0%		$822,820,483

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$819,118,143	$—	$—
Affiliated Money Market Mutual Fund	2,965,960	—	—

	822,084,103	—	—
Other Financial Instruments*	—	—	—

Total	$822,084,103	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Core Bonds	39.0%
Large/Mid-Cap Growth	23.7
Large/Mid-Cap Value	20.0
International Growth	5.6
International Value	5.6
Small-Cap Value	1.9
Small-Cap Growth	1.8
Sector	1.4
High Yield	0.5
Money Market	— (b)

99.5
Short-Term Investment	0.4
Other assets in excess of liabilities	0.1

100.0%

(b)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Affiliated investments, at value (cost $963,002,576)	$822,084,103
Receivable for investments sold	960,000
Receivable for Series shares sold	118,328
Prepaid expenses	14,866
Dividends receivable	382

Total Assets	823,177,679

LIABILITIES
Payable to custodian	269,344
Accrued expenses and other liabilities	52,513
Management fee payable	33,941
Deferred trustees’ fees	803
Affiliated transfer agent fee payable	595

Total Liabilities	357,196

NET ASSETS	$822,820,483

Net assets were comprised of:
Paid-in capital	$996,749,545
Retained earnings	(173,929,062)

Net assets, June 30, 2009	$822,820,483

Net asset value and redemption price per share, $822,820,483 / 103,565,420 outstanding shares of beneficial interest	$7.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$18,567,041

EXPENSES
Management fee	196,144
Custodian’s fees and expenses	29,000
Shareholders’ reports	22,000
Audit fee	9,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Commitment fee on syndicated credit agreement	4,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Miscellaneous	2,106

Total expenses	274,250

NET INVESTMENT INCOME	18,292,791

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized loss on investment transactions	(58,570,559)
Net capital gain distributions received	8,676,187

(49,894,372)

Net change in unrealized appreciation (depreciation) on investments	72,370,413

NET GAIN ON INVESTMENTS	22,476,041

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,768,832

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,292,791	$25,003,241
Net realized gain (loss) on investments	(49,894,372)	6,638,475
Net change in unrealized appreciation (depreciation) on investments	72,370,413	(399,640,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,768,832	(367,999,276)

DISTRIBUTIONS	(31,632,842)	(113,537,782)

SERIES SHARE TRANSACTIONS:
Series shares sold [855,014 and 1,614,224 shares, respectively]	6,491,233	16,097,836
Series shares issued in reinvestment of distributions [3,914,956 and 10,927,602 shares, respectively]	31,632,842	113,537,782
Series shares repurchased [9,308,026 and 19,930,907 shares, respectively]	(69,462,374)	(194,105,168)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(31,338,299)	(64,469,550)

TOTAL DECREASE IN NET ASSETS	(22,202,309)	(546,006,608)
NET ASSETS:
Beginning of period	845,022,792	1,391,029,400

End of period	$822,820,483	$845,022,792

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%	Shares	Value (Note 2)
Affiliated Mutual Funds
Advanced Series Trust —
AST Global Real Estate Portfolio	330,372	$1,774,100
AST Large Cap Value Portfolio	5,611,824	54,939,758
AST Marsico Capital Growth Portfolio	2,476,818	32,545,382
AST Small Cap Growth Portfolio	435,317	5,258,624
AST Western Asset Core Plus Bond Portfolio	4,947,722	46,310,675
The Prudential Series Fund —
Jennison Portfolio (Class I)	1,961,829	32,841,021
Money Market Portfolio	23,787	237,866
Natural Resources Portfolio (Class I)	60,221	1,672,926
SP International Growth Portfolio (Class I)	4,066,980	15,535,862
SP International Value Portfolio	2,938,929	15,517,546
SP PIMCO High Yield Portfolio	273,173	2,092,503
SP PIMCO Total Return Portfolio	17,800,845	196,699,338
SP Small Cap Value Portfolio	656,414	4,988,748

TOTAL LONG-TERM INVESTMENTS (cost $450,931,236)		410,414,349

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $1,686,837)(Note 4)	1,686,837	1,686,837

TOTAL INVESTMENTS — 100.0% (cost $452,618,073)(a)		412,101,186
OTHER ASSETS IN EXCESS OF LIABILITIES		92,556

NET ASSETS — 100.0%		$412,193,742

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$410,414,349	$—	$—
Affiliated Money Market Mutual Fund	1,686,837	—	—

	412,101,186	—	—
Other Financial Instruments*	—	—	—

Total	$412,101,186	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Core Bonds	58.9%
Large/Mid-Cap Growth	15.9
Large/Mid-Cap Value	13.3
International Growth	3.8
International Value	3.8
Small-Cap Growth	1.3
Small-Cap Value	1.2
Sector	0.8
High Yield	0.5
Money Market	0.1

99.6
Short-Term Investment	0.4
Other assets in excess of liabilities	— (b)

100.0%

(b)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Affiliated investments, at value (cost $452,618,073)	$412,101,186
Cash	6,613
Receivable for investments sold	280,000
Receivable for Series shares sold	40,038
Prepaid expenses and other assets	6,849
Dividends receivable	172

Total Assets	412,434,858

LIABILITIES
Payable for Series shares repurchased	173,723
Accrued expenses and other liabilities	49,027
Management fee payable	16,997
Deferred trustees’ fees	769
Affiliated transfer agent fee payable	600

Total Liabilities	241,116

NET ASSETS	$412,193,742

Net assets were comprised of:
Paid-in capital	$460,940,362
Retained earnings	(48,746,620)

Net assets, June 30, 2009	$412,193,742

Net asset value and redemption price per share, $412,193,742 / 45,479,361 outstanding shares of beneficial interest	$9.06

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$10,057,660

EXPENSES
Management fee	99,260
Custodian’s fees and expenses	27,000
Shareholders’ reports	20,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	4,757

Total expenses	173,017

NET INVESTMENT INCOME	9,884,643

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized loss on investments	(20,727,713)
Net capital gain distributions received	6,278,966

(14,448,747)

Net change in unrealized appreciation (depreciation) on investments	26,276,278

NET GAIN ON INVESTMENTS	11,827,531

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,712,174

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,884,643	$14,801,850
Net realized loss on investments	(14,448,747)	(2,977,918)
Net change in unrealized appreciation (depreciation) on investments	26,276,278	(129,232,252)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,712,174	(117,408,320)

DISTRIBUTIONS:	(14,797,101)	(44,652,296)

SERIES SHARE TRANSACTIONS:
Series shares sold [452,976 and 1,279,452 shares, respectively]	3,985,349	14,143,074
Series shares issued in reinvestment of distributions [1,617,170 and 4,149,842 shares, respectively]	14,797,101	44,652,296
Series shares repurchased [4,049,412 and 9,358,699 shares, respectively]	(35,304,119)	(96,271,253)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(16,521,669)	(37,475,883)

TOTAL DECREASE IN NET ASSETS	(9,606,596)	(199,536,499)
NET ASSETS:
Beginning of period	421,800,338	621,336,837

End of period	$412,193,742	$421,800,338

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS — 94.1%	Shares	Value (Note 2)
Automobile Retailers — 0.6%
CarMax, Inc.*	63,200	$929,040

Beverages — 2.8%
Coca-Cola Co. (The)	11,800	566,282
Diageo PLC, ADR (United Kingdom)	42,800	2,450,300
Heineken Holding NV (Netherlands)	54,306	1,735,139

		4,751,721

Broadcasting — 0.9%
Grupo Televisa SA, ADR (Mexico)	91,800	1,560,600

Business Services — 2.1%
Iron Mountain, Inc.*(a)	120,300	3,458,625

Chemicals — 0.7%
Monsanto Co.	11,500	854,910
Potash Corp. of Saskatchewan, Inc. (Canada)	4,385	408,024

		1,262,934

Commercial Banks — 2.0%
Bank of New York Mellon Corp. (The)	111,800	3,276,858

Computers — 1.3%
Hewlett-Packard Co.	58,400	2,257,160

Containers & Packaging — 2.0%
Sealed Air Corp.	177,810	3,280,594

Diversified Financial Services — 2.4%
Goldman Sachs Group, Inc. (The)	6,620	976,053
Julius Baer Holding AG (Switzerland)	77,400	3,010,257

		3,986,310

Diversified Manufacturing Operations — 0.7%
Tyco International Ltd. (Switzerland)	46,228	1,201,003

Diversified Metals — 0.7%
BHP Billiton PLC (United Kingdom)	30,300	682,920
Rio Tinto PLC (United Kingdom)	10,800	374,019
Rio Tinto PLC, FPR (United Kingdom)*	5,670	191,230

		1,248,169

Electric — 0.2%
AES Corp. (The)*	28,100	326,241

Electrical Equipment — 0.4%
ABB Ltd., ADR (Switzerland)	38,750	611,475

Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc.*(a)	78,740	1,599,209

Entertainment & Leisure — 0.8%
Harley-Davidson, Inc.(a)	78,300	1,269,243

Environmental Control — 0.6%
Sino-Forest Corp. (Canada)*	101,520	1,082,275

Financial Services — 8.9%
American Express Co.	190,260	4,421,643
Ameriprise Financial, Inc.	38,160	926,143
H&R Block, Inc.	61,900	1,066,537
Moody’s Corp.(a)	50,900	1,341,215
Visa, Inc. (Class A Stock)	6,590	410,293
Wells Fargo & Co.(a)	280,330	6,800,806

		14,966,637

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Foods — 0.3%
Hershey Co. (The)	11,960	$430,560

Healthcare Providers & Services — 2.6%
Cardinal Health, Inc.	36,400	1,112,020
Express Scripts, Inc.*	28,000	1,925,000
UnitedHealth Group, Inc.	54,900	1,371,402

		4,408,422

Healthcare Services — 0.3%
Laboratory Corp. of America Holdings*(a)	6,600	447,414

Household Durables — 0.4%
Garmin Ltd. (Cayman Islands)(a)	11,000	262,020
Hunter Douglas NV (Netherlands)	8,453	346,799

		608,819

Household Products — 1.4%
Procter & Gamble Co.	45,030	2,301,033

Insurance — 10.8%
American International Group, Inc.*(a)	99,220	115,095
Berkshire Hathaway, Inc. (Class A Stock)*	86	7,740,000
Hartford Financial Services Group, Inc. (The)	34,400	408,328
Loews Corp.	131,400	3,600,360
Markel Corp.*	534	150,428
NIPPONKOA Insurance Co. Ltd. (Japan)	38,800	225,732
Principal Financial Group, Inc.	15,200	286,368
Progressive Corp. (The)*(a)	229,000	3,460,190
Sun Life Financial, Inc. (Canada)	9,100	244,972
Transatlantic Holdings, Inc.	42,775	1,853,441

		18,084,914

Internet & Catalog Retail — 0.1%
Liberty Media Holding Corp. — Interactive (Class A Stock)*	38,925	195,014

Internet Services — 1.4%
Google, Inc. (Class A Stock)*	5,570	2,348,256

Internet Software & Services — 0.5%
Amazon.com, Inc.*	9,800	819,868

Investment Firms — 2.7%
JPMorgan Chase & Co.	133,316	4,547,409

Machinery — 0.3%
PACCAR, Inc.(a)	15,420	501,304

Materials — 1.0%
Martin Marietta Materials, Inc.(a)	21,100	1,664,368

Media — 4.0%
Comcast Corp. (Special Class A Stock)	204,570	2,884,437
Liberty Media Corp. — Entertainment (Class A Stock)*	31,100	831,925
News Corp. (Class A Stock)	198,500	1,808,335
Walt Disney Co. (The)	50,800	1,185,164

		6,709,861

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP DAVIS VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Medical Supplies & Equipment — 0.7%
Becton, Dickinson and Co.	17,500	$1,247,925

Metals & Mining — 0.8%
China Coal Energy Co. (Class H Stock) (Hong Kong)	1,140,700	1,337,662

Mining — 0.5%
Vulcan Materials Co.(a)	21,100	909,410

Oil, Gas & Consumable Fuels — 14.9%
Canadian Natural Resources Ltd. (Canada)	60,600	3,180,894
ConocoPhillips	75,068	3,157,360
Devon Energy Corp.	83,640	4,558,380
EOG Resources, Inc.	70,970	4,820,282
Occidental Petroleum Corp.	113,900	7,495,759
OGX Petroleo E Gas Participacoes SA (Brazil)	800	410,305
Transocean Ltd. (Switzerland)*	18,808	1,397,246

		25,020,226

Pharmaceuticals — 5.0%
Johnson & Johnson	46,900	2,663,920
Merck & Co., Inc.(a)	52,900	1,479,084
Pfizer, Inc.	93,400	1,401,000
Schering-Plough Corp.	116,600	2,928,992

		8,472,996

Real Estate Investment Trust — 0.4%
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	41,500	708,405

Real Estate Operation & Development — 0.7%
Hang Lung Group Ltd. (Hong Kong)	240,000	1,123,051

Retail & Merchandising — 7.3%
Bed Bath & Beyond, Inc.*(a)	59,000	1,814,250
Costco Wholesale Corp.	143,700	6,567,090
CVS Caremark Corp.	119,910	3,821,532

		12,202,872

Semiconductors & Semiconductor Equipment — 1.9%
Texas Instruments, Inc.(a)	146,400	3,118,320

Software — 3.8%
Activision Blizzard, Inc.*	78,300	988,929
Dun & Bradstreet Corp. (The)	28,600	2,322,606
Microsoft Corp.	132,180	3,141,919

		6,453,454

Telecommunications — 0.6%
Cisco Systems, Inc.*	56,400	1,051,296

Tobacco — 0.9%
Philip Morris International, Inc.	34,965	1,525,173

Transportation — 2.7%
China Merchants Holdings International Co. Ltd. (Hong Kong)	606,359	1,736,715
China Shipping Development Co. Ltd. (Class H Stock) (Hong Kong)	426,000	544,814
COSCO Pacific Ltd. (Bermuda)	409,200	458,187

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Transportation (continued)
Kuehne & Nagel International AG (Switzerland)	11,445	$899,012
United Parcel Service, Inc. (Class B Stock)	16,800	839,832

		4,478,560

TOTAL COMMON STOCKS (cost $151,840,502)		157,784,686

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BOND — 0.6%
Entertainment & Leisure
Harley-Davidson, Inc., Sr. Unsec’d. Notes (cost $1,000,000)(g)
15.00%	02/01/14	BBB+(d)	$1,000	1,053,397

CONVERTIBLE BOND — 0.2%
Environmental Control
Sino-Forest Corp. (Canada) (cost $357,000)(g)
5.00%	08/01/13	Ba2	357	294,525

TOTAL LONG-TERM INVESTMENTS (cost $153,197,502)				159,132,608

			Shares
SHORT-TERM INVESTMENT — 18.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $30,895,685; includes $22,221,901 of cash collateral for securities on loan)(b)(w)(Note 4)			30,895,685	30,895,685

TOTAL INVESTMENTS(o) — 113.3% (cost $184,093,187)				190,028,293
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.3)%				(22,298,057)

NET ASSETS — 100.0%				$167,730,236

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
FPR	Fully Paid Rights

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,312,399; cash collateral of $22,221,901 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP DAVIS VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of June 30, 2009, 11 securities representing $12,110,759 and 7.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$145,684,399	$12,100,287	$—
Corporate Bonds	—	1,347,922	—
Affiliated Money Market Mutual Fund	30,895,685	—	—

	176,580,084	13,448,209	—
Other Financial Instruments*	—	—	—

Total	$176,580,084	$13,448,209	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (13.2% represents investments purchased with collateral from securities on loan)	18.4%
Oil, Gas & Consumable Fuels	14.9
Insurance	10.8
Financial Services	8.9
Retail & Merchandising	7.3
Pharmaceuticals	5.0
Media	4.0
Software	3.8
Beverages	2.8
Investment Firms	2.7
Transportation	2.7
Healthcare Providers & Services	2.6
Diversified Financial Services	2.4
Business Services	2.1
Containers & Packaging	2.0
Commercial Banks	2.0
Semiconductors & Semiconductor Equipment	1.9
Internet Services	1.4
Entertainment & Leisure	1.4
Household Products	1.4
Computers	1.3
Materials	1.0
Electronic Equipment & Instruments	1.0
Broadcasting	0.9
Tobacco	0.9
Metals & Mining	0.8
Chemicals	0.7
Diversified Metals	0.7
Medical Supplies & Equipment	0.7
Diversified Manufacturing Operations	0.7
Real Estate Operation & Development	0.7
Environmental Control	0.6
Telecommunications	0.6
Automobile Retailers	0.6
Mining	0.5
Internet Software & Services	0.5
Real Estate Investment Trusts	0.4
Electrical Equipment	0.4
Household Durables	0.4
Machinery	0.3
Healthcare Services	0.3
Foods	0.3
Electric	0.2
Convertible Bonds	0.2
Internet & Catalog Retail	0.1

113.3
Liabilities in excess of other assets	(13.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP DAVIS VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value, including securities on loan of $21,312,399:
Unaffiliated investments (cost $153,197,502)	$159,132,608
Affiliated investments (cost $30,895,685)	30,895,685
Receivable for investments sold	520,294
Dividends and interest receivable	236,010
Receivable for Series shares sold	58,067
Tax reclaim receivable	42,253
Prepaid expenses	346

Total Assets	190,885,263

LIABILITIES
Collateral for securities on loan	22,221,901
Payable for investments purchased	709,110
Management fee payable	104,539
Accrued expenses and other liabilities	54,562
Payable to custodian	47,232
Payable for Series shares repurchased	14,962
Deferred trustees’ fees	2,126
Affiliated transfer agent fees payable	595

Total Liabilities	23,155,027

NET ASSETS	$167,730,236

Net assets were comprised of:
Paid-in capital	$182,363,058
Retained earnings	(14,632,822)

Net assets, June 30, 2009	$167,730,236

Net asset value and redemption price per share, $167,730,236 / 23,997,670 outstanding shares of beneficial interest	$6.99

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $26,176 foreign withholding tax)	$1,541,664
Affiliated income from securities lending, net	70,317
Interest income	69,472
Affiliated dividend income	35,136

1,716,589

EXPENSES
Management fee	573,287
Custodian’s fees and expenses	37,000
Shareholders’ reports	18,000
Audit fee	9,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	2,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	4,858

Total expenses	655,145

NET INVESTMENT INCOME	1,061,444

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(17,215,693)
Foreign currency transactions	(4,563)

(17,220,256)

Net change in unrealized appreciation (depreciation) on:
Investments	24,491,620
Foreign currencies	101

24,491,721

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	7,271,465

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,332,909

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,061,444	$2,765,033
Net realized loss on investment and foreign currency transactions	(17,220,256)	(4,190,693)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	24,491,721	(113,459,269)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,332,909	(114,884,929)

DISTRIBUTIONS	(2,763,578)	(18,966,489)

SERIES SHARE TRANSACTIONS:
Series shares sold [535,239 and 892,207 shares, respectively]	3,395,538	8,010,655
Series shares issued in reinvestment of distributions [384,364 and 1,787,605 shares, respectively]	2,763,578	18,966,489
Series shares repurchased [1,520,839 and 3,833,951 shares, respectively]	(9,309,483)	(36,829,057)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(3,150,367)	(9,851,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,418,964	(143,703,331)
NET ASSETS:
Beginning of period	165,311,272	309,014,603

End of period	$167,730,236	$165,311,272

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%	Shares	Value (Note 1)
Affiliated Mutual Funds — 99.5%
Advanced Series Trust —
AST Global Real Estate Portfolio	1,168,517	$6,274,936
AST Large-Cap Value Portfolio	18,666,719	182,747,178
AST Marsico Capital Growth Portfolio	8,288,349	108,908,912
AST Small-Cap Growth Portfolio	1,348,118	16,285,259
AST Western Asset Core Plus Bond Portfolio	2,946,904	27,583,022
The Prudential Series Fund —
Jennison Portfolio (Class I)	6,684,734	111,902,455
Money Market Portfolio	6,447	64,465
Natural Resources Portfolio (Class I)	207,364	5,760,565
SP International Growth Portfolio (Class I)	13,308,147	50,837,122
SP International Value Portfolio	9,736,890	51,410,781
SP PIMCO High Yield Portfolio	288,932	2,213,220
SP PIMCO Total Return Portfolio	9,589,921	105,968,626
SP Small Cap Value Portfolio	2,254,830	17,136,711

TOTAL LONG-TERM INVESTMENTS (cost $853,771,392)		687,093,252

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $2,778,420) (Note 4)	2,778,420	2,778,420

TOTAL INVESTMENTS — 99.9% (cost $856,549,812)(a)		689,871,672
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		808,024

NET ASSETS — 100.0%		$690,679,696

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$687,093,252	$—	$—
Affiliated Money Market Mutual Fund	2,778,420	—	—

	689,871,672	—	—
Other Financial Instruments*	—	—	—

Total	$689,871,672	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Large/Mid-Cap Growth	32.0%
Large/Mid-Cap Value	26.5
Core Bonds	19.3
International Growth	7.4
International Value	7.4
Small-Cap Value	2.5
Small-Cap Growth	2.4
Sector	1.7
High Yield	0.3
Money Market	— (b)

99.5
Short-Term Investment	0.4
Other assets in excess of liabilities	0.1

100.0%

(b)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Affiliated investments, at value (cost $856,549,812)	$689,871,672
Cash	6,299
Receivable for investments sold	700,000
Receivable for Series shares sold	275,072
Prepaid expenses	13,018
Dividends receivable	266

Total Assets	690,866,327

LIABILITIES
Payable for Series shares repurchased	109,969
Accrued expenses and other liabilities	46,616
Management fee payable	28,691
Deferred trustees’ fees	760
Affiliated transfer agent fee payable	595

Total Liabilities	186,631

NET ASSETS	$690,679,696

Net assets were comprised of:
Paid-in capital	$905,445,769
Retained earnings	(214,766,073)

Net assets, June 30, 2009	$690,679,696

Net asset value and redemption price per share, $690,679,696 / 103,052,528 outstanding shares of beneficial interest	$6.70

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$14,496,459

EXPENSES
Management fee	162,019
Custodian’s fees and expenses	27,000
Shareholders’ reports	21,000
Audit fee	9,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	2,708

Total expenses	236,727

NET INVESTMENT INCOME	14,259,732

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized loss on investment transactions	(65,037,081)
Net capital gain distributions received	4,004,298

(61,032,783)

Net change in unrealized appreciation (depreciation) on investments	79,811,061

NET GAIN ON INVESTMENTS	18,778,278

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,038,010

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$14,259,732	$15,546,603
Net realized gain (loss) on investment transactions	(61,032,783)	10,167,335
Net change in unrealized appreciation (depreciation) on investments	79,811,061	(450,725,970)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,038,010	(425,012,032)

DISTRIBUTIONS	(25,712,126)	(116,144,619)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,785,654 and 3,093,662 shares, respectively]	11,349,914	27,735,159
Series shares issued in reinvestment of distributions [3,748,123 and 11,998,411 shares, respectively]	25,712,126	116,144,619
Series shares repurchased [7,787,528 and 17,822,457 shares, respectively]	(48,548,085)	(160,542,195)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(11,486,045)	(16,662,417)

TOTAL DECREASE IN NET ASSETS	(4,160,161)	(557,819,068)
NET ASSETS:
Beginning of period	694,839,857	1,252,658,925

End of period	$690,679,696	$694,839,857

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS	Shares	Value (Note 2)

Australia — 3.0%
BHP Billiton Ltd., ADR(a)	26,096	$1,428,234
CSL Ltd.	69,188	1,788,939
Woolworths Ltd.	98,189	2,083,174
WorleyParsons Ltd.	62,348	1,188,252

		6,488,599

Belgium — 2.0%
Anheuser-Busch InBev NV	121,767	4,415,220

Brazil — 5.9%
Banco Itau Holding Financeira SA, ADR(a)	197,040	3,119,143
BM&FBOVESPA SA	217,626	1,299,426
Gafisa SA	75,300	620,615
Petroleo Brasileiro SA (PRFC Shares)	110,142	1,830,173
Petroleo Brasileiro SA, ADR(a)	75,182	3,080,958
Redecard SA	86,400	1,322,786
Vale SA, ADR(a)	59,000	1,040,170
WEG SA	83,700	593,738

		12,907,009

Canada — 5.1%
Agnico-Eagle Mines Ltd.(a)	17,763	932,202
Brookfield Asset Management, Inc. (Class A Stock) REIT	83,399	1,423,621
Canadian National Railway Co.(a)	55,715	2,393,516
Petro-Canada	8,948	345,565
Potash Corp. of Saskatchewan, Inc.	16,817	1,564,822
Research In Motion Ltd.*	14,812	1,052,393
Shoppers Drug Mart Corp.	49,097	2,110,097
Suncor Energy, Inc.	16,865	512,844
Tim Hortons, Inc.	35,143	858,672

		11,193,732

China — 2.5%
China Life Insurance Co. Ltd. (Class H Stock)	604,000	2,219,822
China Oilfield Services Ltd. (Class H Stock)	1,062,000	1,144,325
China Railway Construction Corp. (Class H Stock)	815,500	1,251,458
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,147,000	794,512

		5,410,117

Denmark — 3.1%
Novo Nordisk A/S (Class B Stock)	47,111	2,565,912
Vestas Wind Systems A/S*	60,496	4,341,475

		6,907,387

France — 4.9%
Accor SA	16,550	659,391
Alstom SA	53,538	3,178,913
BNP Paribas	16,715	1,090,014
Iliad SA	16,235	1,578,838
Schneider Electric SA	26,069	1,995,276
Vinci SA	50,968	2,299,881

		10,802,313

COMMON STOCKS (continued)	Shares	Value (Note 2)

Germany — 1.6%
Bayerische Motoren Werke AG	18,081	$683,012
Daimler AG	23,056	837,296
E.ON AG	43,686	1,550,765
Hochtief AG	7,713	389,492

		3,460,565

Hong Kong — 3.8%
ASM Pacific Technology Ltd.	88,800	454,102
Cheung Kong Holdings Ltd. REIT	99,000	1,131,978
China Overseas Land & Investment Ltd., REIT	848,000	1,957,175
CNOOC Ltd.	1,880,800	2,316,867
Esprit Holdings Ltd.	146,500	813,929
Hang Lung Properties Ltd., REIT	103,000	339,182
Li & Fung Ltd. REIT	486,000	1,297,633
Li Ning Co. Ltd.	34,500	101,236

		8,412,102

India — 1.7%
ICICI Bank Ltd., ADR(a)	34,651	1,022,205
Infosys Technologies Ltd., ADR	70,095	2,578,094
Reliance Industries Ltd., GDR, 144A*	1,350	114,042

		3,714,341

Indonesia — 0.6%
Bank Rakyat Indonesia	2,057,500	1,261,490

Ireland — 1.9%
CRH PLC	85,607	1,967,614
Ryanair Holdings PLC, ADR*(a)	77,063	2,187,819

		4,155,433

Israel — 2.5%
Teva Pharmaceutical Industries Ltd., ADR(a)	109,793	5,417,187

Italy — 1.0%
Saipem SpA	90,059	2,200,290

Japan — 6.9%
Daikin Industries Ltd.	22,900	737,002
Daiwa Securities Group, Inc.	229,000	1,360,763
Fast Retailing Co. Ltd.	11,100	1,446,602
Honda Motor Co. Ltd.	23,000	632,750
Jupiter Telecommunications Co. Ltd.	1,881	1,426,794
Kurita Water Industries Ltd.	23,384	755,202
Marubeni Corp.	330,000	1,459,520
Mitsubishi Corp.	80,600	1,487,329
Mizuho Financial Group, Inc.	687,400	1,597,061
Nintendo Co. Ltd.	6,900	1,909,609
Sumitomo Realty & Development Co. Ltd. REIT	40,000	730,348
Terumo Corp.	36,500	1,609,179

		15,152,159

Mexico — 0.9%
Cemex SAB de CV, ADR*(a)	224,851	2,100,105

Netherlands — 1.2%
ASML Holding NV	46,857	1,015,628
Qaigen NV*	86,468	1,605,787

		2,621,415

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Singapore — 3.0%
CapitaLand Ltd. REIT	1,073,500	$2,729,423
DBS Group Holdings Ltd.	114,000	924,215
Noble Group Ltd.	1,166,000	1,453,274
Singapore Airlines Ltd.	45,000	411,984
Wilmar International Ltd.	352,000	1,214,102

		6,732,998

South Africa — 2.0%
MTN Group Ltd.	167,174	2,567,528
Naspers Ltd. (Class N Stock)	68,400	1,801,406

		4,368,934

South Korea — 0.2%
Hyundai Motor Co.	6,253	361,665

Spain — 5.4%
Banco Bilbao Vizcaya Argentaria SA	60,895	766,762
Gamesa Corp. Tecnologica SA	80,863	1,541,669
Iberdrola Renovables SA*	425,313	1,949,869
Industria de Diseno Textil SA	51,607	2,483,700
Telefonica SA	224,923	5,107,928

		11,849,928

Sweden — 0.9%
Hennes & Mauritz AB (Class B Stock)	38,106	1,902,796

Switzerland — 13.3%
ABB Ltd.*	160,321	2,531,577
Actelion Ltd.*	41,793	2,190,511
Compagnie Financiere Richemont SA (Class A stock)	19,065	397,473
Credit Suisse Group AG	153,400	7,028,173
Julius Baer Holding AG	47,426	1,844,502
Kuehne & Nagel International AG	11,692	918,414
Lonza Group AG	17,661	1,756,876
Nestle SA	116,451	4,397,009
Roche Holding AG	19,334	2,634,300
SGS SA	1,649	2,048,199
Sonova Holding AG	8,755	712,895
Syngenta AG	5,981	1,391,575
Zurich Financial Services AG	7,870	1,391,049

		29,242,553

Taiwan — 2.8%
Hon Hai Precision Industry Co. Ltd.	449,362	1,378,070
MediaTek, Inc.	154,000	1,828,357
Taiwan Semiconductor Manufacturing Co. Ltd.	765,000	1,255,519
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	178,420	1,678,932

		6,140,878

Turkey — 0.5%
Turkiye Garanti Bankasi A/S*	394,431	1,049,324

United Kingdom — 17.9%
AMEC PLC	105,786	1,139,914
Amlin PLC	156,457	779,995
Autonomy Corp. PLC*	103,538	2,453,300
Barclays PLC*	349,664	1,624,904
BG Group PLC	286,376	4,822,478
BP PLC	261,259	2,064,418
British Sky Broadcasting Group PLC	321,115	2,410,518

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
Cairn Energy PLC*	29,358	$1,135,141
Capita Group PLC (The)	254,022	2,995,113
HSBC Holdings PLC	260,400	2,172,721
Petrofac Ltd.	94,678	1,045,151
Reckitt Benckiser Group PLC	79,834	3,645,851
Rolls-Royce Group PLC*	419,842	2,510,223
Rolls-Royce Group PLC (Class C Stock)*	56,587,159	93,097
Rotork PLC	50,788	692,819
Standard Chartered PLC	140,947	2,650,227
Tesco PLC	128,355	749,574
Tullow Oil PLC	143,931	2,229,198
Vedanta Resources PLC	80,336	1,710,298
Vodafone Group PLC	1,191,934	2,318,238

		39,243,178

United States — 1.2%
NII Holdings, Inc.*	18,716	356,914
Transocean Ltd.*	31,997	2,377,057

		2,733,971

TOTAL LONG-TERM INVESTMENTS (cost $187,958,359)		210,245,689

SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund —Taxable Money Market Series (cost $20,118,102; includes $16,196,767 of cash collateral for securities on loan)(b)(w)(Note 4)	20,118,102	20,118,102

TOTAL INVESTMENTS(o) — 105.0% (cost $208,076,461)		230,363,791
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(11,057,257)

NET ASSETS — 100.0%		$219,306,534

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $15,465,123; cash collateral of $16,196,767 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2009, 95 securities representing $166,791,262 and 76.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$1,428,234	$5,060,365	$—
Belgium	—	4,415,220	—
Brazil	12,907,009	—	—
Canada	11,193,732	—	—
China	—	5,410,117	—
Denmark	—	6,907,387	—
France	—	10,802,313	—
Germany	—	3,460,565	—
Hong Kong	—	8,412,102	—
India	3,714,341	—	—
Indonesia	—	1,261,490	—
Ireland	2,187,819	1,967,614	—
Israel	5,417,187	—	—
Italy	—	2,200,290	—
Japan	—	15,152,159	—
Mexico	2,100,105	—	—
Netherlands	—	2,621,415	—
Singapore	—	6,732,998	—
South Africa	—	4,368,934	—
South Korea	—	361,665	—
Spain	—	11,849,928	—
Sweden	—	1,902,796	—
Switzerland	—	29,242,553	—
Taiwan	1,678,932	4,461,946	—
Turkey	—	1,049,324	—
United Kingdom	93,097	39,150,081	—
United States	2,733,971	—	—
Affiliated Money Market Mutual Fund	20,118,102	—	—

	63,572,529	166,791,262	—
Other Financial Instruments*	—	—	—

Total	$63,572,529	$166,791,262	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/08	$761,640
Realized gain (loss)	—
Change is unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(761,640)

Balance as of 6/30/09	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Financial Services	13.7%
Oil, Gas & Consumable Fuels	12.6
Affiliated Money Market Mutual Fund (7.4% represents investments purchased with collateral from securities on loan)	9.2
Pharmaceuticals	7.3
Real Estate Investment Trusts	4.6
Computers	4.1
Electronic Components	3.7
Telecommunications	3.5
Construction	3.3
Foods	3.3
Commercial Banks	2.6
Beverages	2.4
Automobile Manufacturers	2.4
Commercial Services	2.3
Retail & Merchandising	2.3
Chemicals	2.1
Insurance	2.0
Entertainment & Leisure	1.8
Metals & Mining	1.7
Consumer Products & Services	1.7
Utilities	1.6
Semiconductors	1.6
Media	1.5
Diversified Machinery	1.5
Wireless Telecommunication Services	1.2
Airlines	1.2
Broadcasting	1.1
Diversified Resources	1.1
Building Materials	1.1
Healthcare Products	0.7
Equipment Services	0.7
Conglomerates	0.7
Clothing & Apparel	0.7
Mineral Resources	0.7
Agriculture	0.6
Engineering/Construction	0.5
Transportation	0.4
Building Products	0.3
Medical Supplies & Equipment	0.3
Instruments – Controls	0.3
Hotels, Restaurants & Leisure	0.3
Machinery	0.3

105.0
Liabilities in excess of other assets	(5.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2009, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts
Foreign exchange contracts	$—	$(37,327)
Equity contracts	57,334	—

Total	$57,334	$(37,327)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$37,327

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value, including securities on loan of $15,465,123:
Unaffiliated investments (cost $187,958,359)	$210,245,689
Affiliated investments (cost $20,118,102)	20,118,102
Foreign currency, at value (cost $1,734,686)	1,737,555
Cash	1,327,005
Receivable for investments sold	4,213,049
Tax reclaim receivable	1,158,907
Dividends and interest receivable	626,779
Receivable for Series shares sold	30,294
Prepaid expenses	3,089

Total Assets	239,460,469

LIABILITIES
Collateral for securities on loan	16,196,767
Payable for investments purchased	3,470,657
Accrued expenses and other liabilities	172,790
Management fee payable	157,159
Payable for Series shares repurchased	152,676
Distribution fee payable	2,057
Administration fee payable	1,234
Affiliated transfer agent fees payable	595

Total Liabilities	20,153,935

NET ASSETS	$219,306,534

Net assets were comprised of:
Paid-in capital	$320,553,698
Retained earnings	(101,247,164)

Net assets, June 30, 2009	$219,306,534

Class I:
Net asset value and redemption price per share, $209,410,489 / 54,861,715 outstanding shares of beneficial interest	$3.82

Class II:
Net asset value and redemption price per share, $9,896,045 / 2,634,926 outstanding shares of beneficial interest	$3.76

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $294,972 foreign withholding tax)	$3,097,542
Affiliated dividend income	39,425
Affiliated income from securities lending, net	25,241

3,162,208

EXPENSES
Management fee	873,430
Distribution fee—Class II	11,078
Administration fee—Class II	6,647
Custodian’s fees and expenses	115,000
Shareholders’ reports	28,000
Audit fee	11,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	6,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 8)	759
Miscellaneous	16,867

Total expenses	1,082,781

NET INVESTMENT INCOME	2,079,427

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(43,075,896)
Foreign currency transactions	(506,496)

(43,582,392)

Net change in unrealized appreciation (depreciation) on:
Investments	67,079,965
Foreign currencies	128,077

67,208,042

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	23,625,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,705,077

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,079,427	$4,894,643
Net realized loss on investment and foreign currency transactions	(43,582,392)	(74,000,995)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	67,208,042	(161,195,020)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,705,077	(230,301,372)

DISTRIBUTIONS
Class I	(4,665,219)	(70,133,161)
Class II	(129,607)	(5,535,160)

TOTAL DISTRIBUTIONS	(4,794,826)	(75,668,321)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	14,454,289	53,349,858
Series shares issued in reinvestment of distributions	4,794,826	75,668,321
Series shares repurchased	(37,752,722)	(137,692,011)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(18,503,607)	(8,673,832)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,406,644	(314,643,525)
NET ASSETS:
Beginning of period	216,899,890	531,543,415

End of period	$219,306,534	$216,899,890

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 98.0%	Shares	Value (Note 2)

Australia — 3.2%
Amcor Ltd.	142,700	$573,803
Australia & New Zealand Banking Group Ltd.	30,200	400,225
AWB Ltd.	227,800	215,655
BHP Billiton Ltd.	114,050	3,124,502
BlueScope Steel Ltd.	104,200	211,287
Centennial Coal Co. Ltd.	149,800	294,193
Downer EDI Ltd.	141,500	636,307
Goodman Fielder Ltd.	294,200	308,629
Macquarie Group Ltd.	17,700	554,127
National Australia Bank Ltd.	20,000	360,324
OZ Minerals Ltd.*	148,479	108,852
Pacific Brands Ltd.	231,100	158,396
Qantas Airways Ltd.	393,600	637,356
Tabcorp Holdings Ltd.	62,000	356,818

		7,940,474

Austria — 0.1%
Voestalpine AG	12,200	336,037

Belgium — 0.1%
AGFA-Gevaert NV*	39,400	112,866
Dexia NV/SA*	24,800	189,322

		302,188

Bermuda — 0.5%
Noble Group Ltd.	615,000	766,521
Orient Overseas International Ltd.	117,392	498,141

		1,264,662

Brazil — 3.1%
BM&FBOVESPA SA	316,300	1,888,599
Companhia Brasileira de Meios de Pagamento*	56,400	484,991
Empresa Brasileira de Aeronautica SA, ADR	79,600	1,318,176
Petroleo Brasileiro SA, ADR	74,600	3,057,108
Redecard SA	58,900	901,761

		7,650,635

Canada — 4.7%
Canadian National Railway Co.	71,000	3,050,226
Canadian Natural Resources Ltd.	52,200	2,746,093
Potash Corp. of Saskatchewan, Inc.	25,500	2,372,775
Rogers Communications, Inc. (Class B Stock)	130,300	3,349,499

		11,518,593

Cayman Islands — 1.1%
Baidu.com., Inc., ADR*	7,500	2,258,175
Chaoda Modern Agriculture Holdings Ltd.	567,462	331,839
Solomon Systech International Ltd.	525,000	40,625

		2,630,639

China — 4.4%
China Life Insurance Co. Ltd. (Class H Stock)	1,022,967	3,759,610
China Merchants Bank Co. Ltd. (Class H Stock)	1,458,268	3,309,532

COMMON STOCKS (Continued)	Shares	Value (Note 2)

China (continued)
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,530,300	$3,830,767

		10,899,909

Denmark — 3.4%
Danske Bank A/S*	28,900	498,571
H. Lundbeck A/S	33,000	627,847
Novo Nordisk A/S (Class B Stock)	77,400	4,215,610
Vestas Wind Systems A/S*	43,364	3,112,003

		8,454,031

Finland — 2.4%
Fortum Oyj	81,029	1,846,918
Nokia Oyj	228,000	3,339,555
Rautaruukki Oyj	10,900	218,625
TietoEnator Oyj	35,600	473,725

		5,878,823

France — 8.0%
Air Liquide SA	28,328	2,599,267
AXA SA	125,400	2,373,444
BNP Paribas	71,800	4,682,268
Ciments Francais SA	3,000	254,977
Compagnie Generale des Establissements Michelin (Class B Stock)	9,700	555,537
Credit Agricole SA	25,300	317,218
France Telecom SA	25,300	575,668
LVMH Moet Hennessy Louis Vuitton SA	52,005	3,988,464
Natixis SA*	30,000	58,390
Rallye SA	7,300	193,720
Safran SA	26,600	352,315
Sanofi-Aventis SA	25,200	1,489,065
Societe Generale	3,300	181,140
Thales SA	8,600	386,090
Total SA	17,200	932,253
Vivendi	29,500	708,116

		19,647,932

Germany — 8.2%
BASF SE	25,000	996,045
Deutsche Bank AG	55,200	3,355,661
Deutsche Boerse AG	31,100	2,420,357
Deutsche Lufthansa AG	25,300	317,735
E.ON AG	101,073	3,587,887
Fresenius Medical Care AG & Co. KGaA	51,400	2,309,735
Hannover Rueckversicherung AG*	9,300	343,798
MTU Aero Engines Holding AG	19,800	723,495
Muenchener Rueckversicherungs AG	7,100	959,250
RWE AG	6,200	488,930
SAP AG	96,702	3,898,873
ThyssenKrupp AG	25,800	642,744

		20,044,510

Greece — 1.7%
National Bank of Greece SA*	116,460	3,230,758
OPAP SA	34,596	922,507

		4,153,265

SEE NOTES TO FINANCIAL STATEMENTS.

A18

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Guernsey — 0.8%
Amdocs Ltd.*	94,700	$2,031,315

Hong Kong — 2.5%
China Mobile Ltd.	128,965	1,291,249
CITIC Pacific Ltd.	109,000	224,490
Hong Kong Exchanges and Clearing Ltd.	305,477	4,721,604

		6,237,343

Ireland — 0.6%
Allied Irish Banks PLC	51,100	122,796
Bank of Ireland*	61,500	146,011
Covidien PLC	23,500	879,840
Irish Life & Permanent PLC	45,500	230,808

		1,379,455

Israel — 2.5%
Teva Pharmaceutical Industries Ltd., ADR	124,700	6,152,698

Italy — 1.3%
Banco Popolare SC*	23,700	177,232
ENI SpA	50,600	1,200,087
Finmeccanica SpA	14,200	200,249
Fondiaria Sai SpA	17,000	274,413
Indesit Co. SpA*	27,500	140,876
Intesa Sanpaolo SpA*	81,700	264,016
Telecom Italia SpA	474,400	657,749
Unione di Banche Italiane ScpA	26,200	341,420

		3,256,042

Japan — 13.6%
Alpine Electronics, Inc.	45,300	468,612
Alps Electric Co. Ltd.	51,800	280,843
Aoyama Trading Co. Ltd.	21,600	372,803
Asahi Kasei Corp.	123,000	624,072
Astellas Pharma, Inc.	24,200	854,554
Circle K Sunkus Co. Ltd.	23,700	369,687
Cosmo Oil Co. Ltd.	16,000	54,170
Denki Kagaku Kogyo Kabushiki Kaisha	133,000	369,387
Fanuc Ltd.	29,275	2,345,991
Hitachi Capital Corp.	31,300	423,393
Hitachi Information Systems Ltd.	21,800	459,931
Honda Motor Co. Ltd.	11,000	302,619
Kddi Corp.	140	742,846
Komatsu Ltd.	230,421	3,557,597
Kurabo Industries Ltd.	108,000	223,489
Kyoei Steel Ltd.	14,600	412,389
Kyowa Exeo Corp.	12,000	119,322
Marubeni Corp.	100,083	442,646
Mitsubishi Tokyo Financial Group, Inc.	606,100	3,742,544
Mitsui & Co. Ltd.	19,000	225,144
Mizuho Financial Group, Inc.	199,200	462,809
Nifco, Inc.	28,200	436,845
Nintendo Co. Ltd.	6,710	1,857,026
Nippon Light Metal Co. Ltd.*	245,000	279,286
Nippon Oil Corp.	109,000	641,848
Nippon Shokubai Co. Ltd.	80,000	613,060
Nippon Telegraph & Telephone Corp.	24,000	977,410
Nissan Motor Co. Ltd.	75,400	457,594

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Japan (continued)
Nissan Shatai Co. Ltd.	42,000	$345,106
NTT DoCoMo, Inc.	500	731,319
Omron Corp.	23,000	333,229
Onward Holdings Co. Ltd.	63,000	404,842
Ricoh Co. Ltd.	34,000	437,994
Sanwa Holdings Corp.	136,000	486,203
Seiko Epson Corp.	13,100	213,789
Seino Holding Co. Ltd.	42,000	348,397
Sumitomo Corp.	61,800	628,178
Sumitomo Electric Industries Ltd.	34,900	391,292
Sumitomo Mitsui Financial Group, Inc.	7,000	283,257
Sumitomo Trust & Banking Co. Ltd. (The)	82,000	440,003
Suzuken Co. Ltd.	19,000	550,434
Takeda Pharmaceutical Co. Ltd.	23,500	913,678
Takefuji Corp.	62,000	338,324
Tokyo Steel Manufacturing Co. Ltd.	26,200	318,912
Toyota Motor Corp.	95,500	3,611,559
UNY Co. Ltd.	34,000	290,502
Yokogawa Electric Corp.	46,500	313,364
Yokohama Rubber Co. Ltd. (The)	12,700	62,832

		33,561,131

Liechtenstein — 0.1%
Verwaltungs und Privat Bank AG	2,900	285,030

Mexico — 2.3%
America Movil SAB de CV (Class L Stock), ADR	60,353	2,336,868
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,109,600	3,290,481

		5,627,349

Netherlands — 1.7%
CSM NV	35,341	522,811
ING Groep NV, ADR	32,200	326,220
Koninklijke DSM NV	23,600	742,142
OCE NV*	58,900	316,698
Schlumberger Ltd.	41,570	2,249,353

		4,157,224

New Zealand — 0.2%
Air New Zealand Ltd.	580,000	337,027

Norway — 0.4%
DnB NOR ASA*	63,900	488,258
Norsk Hydro ASA*	24,400	125,723
StatoilHydro ASA	21,037	415,548

		1,029,529

Portugal — 0.3%
Banco Espirito Santo SA	32,000	172,563
Portugal Telecom SGPS SA	58,500	573,834

		746,397

Singapore — 0.4%
MobileOne Ltd.	293,000	309,298
Singapore Airlines Ltd.	71,000	650,019

		959,317

SEE NOTES TO FINANCIAL STATEMENTS.

A19

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	61,475	$774,065
Banco Santander SA	130,500	1,577,514
Endesa SA	13,700	329,059
Repsol YPF SA	42,100	942,407
Telefonica SA	200,100	4,544,206

		8,167,251

Sweden — 2.1%
Electrolux AB (Class B Stock)*	24,100	337,150
Hennes & Mauritz AB (Class B Stock)	79,147	3,952,150
Nordea Bank AB	42,800	340,148
Svenska Handelsbanken AB (Class A Stock)	24,600	466,495

		5,095,943

Switzerland — 7.6%
Baloise Holding AG	9,300	691,580
Clariant AG*	61,900	392,017
Credit Suisse Group AG	17,200	788,035
Georg Fischer AG*	1,400	239,336
Julius Baer Holding AG	66,173	2,573,614
Logitech International SA*	108,480	1,507,886
Nestle SA	95,300	3,598,380
Novartis AG	71,716	2,919,361
Rieter Holding AG*	1,400	235,121
Roche Holding AG	22,785	3,104,507
Swiss Reinsurance Co.	17,800	591,449
Swisscom AG	3,200	984,707
Zurich Financial Services AG	5,800	1,025,169

		18,651,162

Turkey — 0.6%
Turkcell Iletisim Hizmet A/S	257,200	1,421,978

United Kingdom — 16.8%
ARM Holdings PLC	887,500	1,751,453
AstraZeneca PLC	38,500	1,697,559
Aviva PLC	73,000	411,017
Barclays PLC	73,800	342,952
Beazley PLC	207,230	332,261
BP PLC	305,100	2,410,841
Brit Insurance Holdings PLC	129,500	403,002
British American Tobacco PLC	86,915	2,399,214
British Sky Broadcasting Group PLC	260,775	1,957,563
BT Group PLC	482,800	808,929
Carnival PLC	148,546	3,956,314
Centrica PLC	109,200	401,532
Dairy Crest Group PLC	40,400	213,798
Drax Group PLC	66,400	480,645
DS Smith PLC	158,000	173,276
GKN PLC	203,300	416,000
GlaxoSmithKline PLC	47,500	839,007
IMI PLC	116,400	598,623
Kingfisher	748,000	2,194,526
Legal & General Group PLC	430,100	402,294
Lloyds Banking Group PLC	309,286	356,541
Marston’s PLC	89,100	174,382
Northern Foods PLC	162,900	139,745
Old Mutual PLC	230,800	308,226

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
Reckitt Benckiser Group PLC	73,976	$3,378,328
Royal & Sun Alliance Insurance Group PLC	195,300	387,799
Royal Dutch Shell PLC (Class B Stock)	94,500	2,379,075
SABMiller PLC	108,900	2,223,510
Smith & Nephew PLC	222,850	1,654,470
Spectris PLC	29,900	271,741
Standard Chartered PLC	227,398	4,275,765
Tate & Lyle PLC	65,200	342,432
Thomas Cook Group PLC	112,500	381,201
Tomkins PLC	125,800	306,863
TT Electronics PLC	127,500	68,744
Vodafone Group PLC	357,500	695,316
Vodafone Group PLC, ADR	96,200	1,874,938

		41,409,882

TOTAL COMMON STOCKS (cost $284,225,769)		241,227,771

	Units
WARRANTS*
Italy
Unione di Banche Italiane ScpA, expiring 06/30/11 (cost $0)	26,200	2,022

RIGHTS*
Belgium
Fortis, expiring 03/09/14 (cost $0)	22,900	—

TOTAL LONG-TERM INVESTMENTS (cost $284,225,769)		241,229,793

	Shares
SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $2,008,652)(w)(Note 4)	2,008,652	2,008,652

TOTAL INVESTMENTS(o) — 98.8% (cost $286,234,421)		243,238,445
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.2%		2,925,082

NET ASSETS — 100.0%		$246,163,527

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
MXN	Mexican Peso

*	Non-income producing security.

(o)	As of June 30, 2009, 202 securities representing $200,984,875 and 81.6% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(x)	Other assets in excess of liabilities includes net unrealized depreciation on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Mexican Peso, Expiring 11/30/09	State Street Bank	MXN 71,717	$5,312,173	$5,326,872	$(14,699)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$—	$7,940,474	$—
Austria	—	336,037	—
Belgium	—	302,188	—
Bermuda	—	1,264,662	—
Brazil	7,650,635	—	—
Canada	11,518,593	—	—
Cayman Islands	2,258,175	372,464	—
China	—	10,899,909	—
Denmark	—	8,454,031	—
Finland	—	5,878,823	—
France	—	19,647,932	—
Germany	—	20,044,510	—
Greece	—	4,153,265	—
Guernsey	2,031,315	—	—
Hong Kong	—	6,237,343	—
Ireland	879,840	499,615	—
Israel	6,152,698	—	—
Italy	—	3,256,042	—
Japan	—	33,561,131	—
Liechtenstein	—	285,030	—
Mexico	5,627,349	—	—
Netherlands	2,249,353	1,907,871	—
New Zealand	—	337,027	—
Norway	—	1,029,529	—
Portugal	—	746,397	—
Singapore	—	959,317	—
Spain	—	8,167,251	—
Sweden	—	5,095,943	—
Switzerland	—	18,651,162	—
Turkey	—	1,421,978	—
United Kingdom	1,874,938	39,534,944	—
Warrants	2,022	—	—
Rights	—	—	—	**
Affiliated Money Market Mutual Fund	2,008,652	—	—

	$42,253,570	$200,984,875	$—
Other Financial Instruments*	—	(14,699)	—

Total	$42,253,570	$200,970,176	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks
Balance as of 12/31/08	$1,985,689
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(1,985,689)

Balance as of 6/30/09	$—	**

**	As of June 30, 2009, the Portfolio had one Level 3 security with a fair value of $0.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Banks	13.2%
Telecommunications	11.4
Pharmaceuticals	9.4
Oil, Gas & Consumable Fuels	6.9
Insurance	5.0
Diversified Financial Services	4.5
Chemicals	3.6
Retail	3.2
Entertainment & Leisure	3.0
Electric	2.5
Financial – Bank & Trust	2.4
Automobile Manufacturers	1.9
Food	1.9
Diversified Operations	1.6
Software	1.6
Transportation	1.5
Household Products / Wares	1.5
Machinery – Construction & Mining	1.4
Diversified	1.3
Electronic Components & Equipment	1.3
Aerospace/Defense	1.2
Machinery & Equipment	1.1
Retail & Merchandising	1.1
Healthcare Products	1.1
Computers	1.0
Tobacco	1.0
Beverages	1.0
Iron / Steel	1.0

Healthcare – Services	0.9%
Internet Software & Services	0.9
Auto Parts & Equipment	0.9
Airlines	0.9
Affiliated Money Market Mutual Fund	0.8
Media	0.8
Semiconductors	0.7
Distribution/Wholesale	0.6
Financial Services	0.5
Holding Companies	0.5
Office Equipment	0.4
Home Furnishings	0.4
Miscellaneous Manufacturing	0.3
Electronic Components	0.3
Engineering/Construction	0.3
Building Materials	0.3
Agriculture	0.3
Containers & Packaging	0.2
Foods	0.2
Apparel	0.2
Gas Distribution	0.2
Metals & Mining	0.1
Electronics	0.1
Coal	0.1
Textiles	0.1
Paper & Forest Products	0.1
Mining	0.1

98.8
Other assets in excess of liabilities	1.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A22

SP INTERNATIONAL VALUE PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	—	$—	Unrealized depreciation on foreign currency forward contracts	$14,699
Equity contracts	Unaffiliated investments	2,022	—	—

Total		$2,022		$14,699

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(647,537)	$(647,537)
Equity contracts	(312)	7,734	—	7,422

Total	$(312)	$7,734	$(647,537)	$(640,115)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$149,274	$149,274
Equity contracts	2,022	—	2,022

Total	$2,022	$149,274	$151,296

SEE NOTES TO FINANCIAL STATEMENTS.

A23

SP INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value:
Unaffiliated investments (cost $284,225,769)	$241,229,793
Affiliated investments (cost $2,008,652)	2,008,652
Foreign currency, at value (cost $1,693,290)	1,707,393
Tax reclaim receivable	1,687,407
Dividends and interest receivable	643,932
Receivable for Series shares sold	37,965
Prepaid expenses	2,140

Total Assets	247,317,282

LIABILITIES
Payable for investments purchased	446,599
Payable to custodian	212,577
Accrued expenses and other liabilities	199,948
Management fee payable	185,539
Payable for Series shares repurchased	93,798
Unrealized depreciation on foreign currency forward contracts	14,699
Affiliated transfer agent fees payable	595

Total Liabilities	1,153,755

NET ASSETS	$246,163,527

Net assets were comprised of:
Paid-in capital	$331,587,325
Retained earnings	(85,423,798)

Net assets, June 30, 2009	$246,163,527

Net asset value and redemption price per share, $246,163,527 / 46,650,786 outstanding shares of beneficial interest	$5.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $589,505 foreign withholding tax)	$4,959,350
Affiliated dividend income	43,975
Interest income	437

5,003,762

EXPENSES
Management fee	1,019,950
Custodian’s fees and expenses	93,000
Shareholders’ reports	25,000
Audit fee	11,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Loan interest expense (Note 8)	1,652
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	9,627

Total expenses	1,180,229

NET INVESTMENT INCOME	3,823,533

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(28,094,731)
Foreign currency transactions	(727,265)

(28,821,996)

Net change in unrealized appreciation (depreciation) on:
Investments	47,661,631
Foreign currencies	127,437

47,789,068

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	18,967,072

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,790,605

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,823,533	$7,948,362
Net realized loss on investment and foreign currency transactions	(28,821,996)	(17,134,095)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	47,789,068	(178,187,733)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,790,605	(187,373,466)

DISTRIBUTIONS	(7,801,297)	(63,282,147)

SERIES SHARE TRANSACTIONS:
Series shares sold [3,610,583 and 5,480,269 shares, respectively]	17,002,618	30,802,427
Series shares issued in reinvestment of distributions [1,434,062 and 8,000,271, respectively]	7,801,297	63,282,147
Series shares repurchased [6,621,339 and 11,702,481 shares, respectively]	(32,142,905)	(98,546,520)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(7,338,990)	(4,461,946)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,650,318	(255,117,559)
NET ASSETS:
Beginning of period	238,513,209	493,630,768

End of period	$246,163,527	$238,513,209

SEE NOTES TO FINANCIAL STATEMENTS.

A24

SP MID CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 0.3%
Goodrich Corp.	4,500	$224,865

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	17,100	891,765

Automotive Parts — 0.8%
O’Reilly Automotive, Inc.*	13,500	514,080

Banks — 1.4%
Northern Trust Corp.	17,750	952,820

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*(a)	12,000	493,440
AMAG Pharmaceuticals, Inc.*	6,000	328,020
Illumina, Inc.*(a)	22,000	856,680

		1,678,140

Capital Markets — 1.4%
Lazard Ltd. (Class A Stock) (Bermuda)	36,000	969,120

Chemicals — 3.6%
Airgas, Inc.	28,500	1,155,105
Ecolab, Inc.	34,900	1,360,751

		2,515,856

Commercial Banks — 0.6%
Signature Bank/New York*(a)	15,500	420,360

Commercial Services — 4.7%
CoStar Group, Inc.*(a)	11,000	438,570
FTI Consulting, Inc.*(a)	14,000	710,080
Iron Mountain, Inc.*(a)	38,000	1,092,500
VistaPrint Ltd. (Bermuda)*(a)	24,500	1,044,925

		3,286,075

Commercial Services & Supplies — 1.3%
HMS Holdings Corp.*	11,000	447,920
SAIC, Inc.*	24,000	445,200

		893,120

Computer Hardware — 0.6%
Cognizant Technology Solutions Corp. (Class A Stock)*	14,500	387,150

Computer Networking — 0.6%
Brocade Communications Systems, Inc.*	50,000	391,000

Computer Services & Software — 2.9%
Allscripts-Healthcare Solutions, Inc.(a)	25,000	396,500
IHS, Inc. (Class A Stock)*	20,400	1,017,348
MICROS Systems, Inc.*(a)	13,000	329,160
Starent Networks Corp*	11,000	268,510

		2,011,518

Construction — 1.1%
Jacobs Engineering Group, Inc.*	18,500	778,665

Consumer Products & Services — 1.0%
Church & Dwight Co., Inc.	13,000	706,030

Distribution/Wholesale — 1.6%
Fastenal Co.(a)	24,000	796,080
W.W. Grainger, Inc.	4,000	327,520

		1,123,600

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 1.1%
IntercontinentalExchange, Inc.*	6,500	$742,560

Education — 2.6%
DeVry, Inc.	15,500	775,620
Strayer Education, Inc.	4,800	1,046,928

		1,822,548

Electrical Equipment — 0.4%
Roper Industries, Inc.	6,500	294,515

Electronic Components — 6.2%
Activision Blizzard, Inc.*	90,000	1,136,700
Altera Corp.	15,500	252,340
AMETEK, Inc.	27,500	950,950
Amphenol Corp. (Class A Stock)	12,500	395,500
Dolby Laboratories, Inc. (Class A Stock)*	28,000	1,043,840
Trimble Navigation Ltd.*(a)	27,000	530,010

		4,309,340

Electronics — 0.8%
National Instruments Corp.(a)	25,000	564,000

Entertainment & Leisure — 3.5%
Penn National Gaming, Inc.*	34,500	1,004,295
WMS Industries, Inc.*(a)	46,000	1,449,460

		2,453,755

Environmental Control — 2.5%
Stericycle, Inc.*	26,000	1,339,780
Waste Connections, Inc.*	15,000	388,650

		1,728,430

Financial Services — 2.8%
Affiliated Managers Group, Inc.*	10,000	581,900
BlackRock, Inc.	4,000	701,680
MSCI, Inc. (Class A Stock)*	25,500	623,220

		1,906,800

Food — 1.3%
Ralcorp Holdings, Inc.*	15,000	913,800

Healthcare Products — 3.4%
C.R. Bard, Inc.	9,500	707,275
Gen-Probe, Inc.*	14,000	601,720
Myriad Genetics, Inc.*	30,000	1,069,500

		2,378,495

Hotels, Restaurants & Leisure — 1.4%
Ameristar Casinos, Inc.	22,000	418,660
Marriott International, Inc. (Class A Stock)	15,055	332,272
Royal Caribbean Cruises Ltd. (Liberia)(a)	14,500	196,330

		947,262

Internet Services — 1.5%
Equinix, Inc.*(a)	10,000	727,400
priceline.com, Inc.*(a)	2,500	278,875

		1,006,275

Manufacturing — 1.3%
Danaher Corp.	15,000	926,100

SEE NOTES TO FINANCIAL STATEMENTS.

A25

SP MID CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media — 0.7%
McGraw-Hill Cos., Inc. (The)	17,000	$511,870

Medical Supplies & Equipment — 1.9%
Masimo Corp.*(a)	18,500	446,035
NuVasive, Inc.*(a)	11,000	490,600
Wright Medical Group, Inc.*(a)	25,000	406,500

		1,343,135

Metals & Mining — 1.5%
Allegheny Technologies, Inc.(a)	8,000	279,440
Precision Castparts Corp.	10,500	766,815

		1,046,255

Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	7,000	350,770

Oil & Gas Services — 1.8%
CARBO Ceramics, Inc.(a)	18,000	615,600
Core Laboratories NV (Netherlands)(a)	7,550	657,982

		1,273,582

Oil, Gas & Consumable Fuels — 5.3%
Concho Resources, Inc.*	35,000	1,004,150
Murphy Oil Corp.	6,500	353,080
Noble Corp. (Switzerland)	17,000	514,250
Range Resources Corp.	21,500	890,315
Southwestern Energy Co.*	23,500	912,975

		3,674,770

Pharmaceuticals — 5.4%
Express Scripts, Inc.*	16,000	1,100,000
Mead Johnson Nutrition Co. (Class A Stock)(a)	21,500	683,055
Mylan, Inc.*(a)	30,500	398,025
Myriad Pharmaceuticals, Inc.*	7,500	34,875
VCA Antech, Inc.*(a)	29,300	782,310
Vertex Pharmaceuticals, Inc.*(a)	20,000	712,800

		3,711,065

Retail & Merchandising — 8.0%
Bed Bath & Beyond, Inc.*(a)	23,500	722,625
Darden Restaurants, Inc.	10,000	329,800
Dollar Tree, Inc.*	10,000	421,000
Kohl’s Corp.*	12,500	534,375
Nordstrom, Inc.(a)	24,000	477,360
Ross Stores, Inc.	31,000	1,196,600
Shoppers Drug Mart Corp. (Canada)	27,000	1,160,409
Staples, Inc.	15,000	302,550
TJX Cos., Inc.	13,000	408,980

		5,553,699

Retail – Auto Parts — 0.5%
Copart, Inc.*(a)	10,150	351,901

Retail Apparel — 0.6%
Gap, Inc. (The)	23,000	377,200

Semiconductors — 4.0%
Analog Devices, Inc.	14,500	359,310
Broadcom Corp. (Class A Stock)*(a)	18,000	446,220
Lam Research Corp.*(a)	12,500	325,000
Marvell Technology Group Ltd. (Bermuda)*	35,000	407,400

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors (continued)
Microchip Technology, Inc.(a)	36,000	$811,800
Varian Semiconductor Equipment Associates, Inc.*	18,000	431,820

		2,781,550

Semiconductors & Semiconductor Equipment — 1.1%
Silicon Laboratories, Inc.*(a)	19,500	739,830

Software — 3.5%
ANSYS, Inc.*(a)	33,500	1,043,860
Citrix Systems, Inc.*(a)	8,500	271,065
Macrovision Solutions Corp.*(a)	15,500	338,055
McAfee, Inc.*	9,000	379,710
MedAssets, Inc.*	18,500	359,825

		2,392,515

Specialty Retail — 1.9%
Urban Outfitters, Inc.*(a)	50,000	1,043,500
Williams-Sonoma, Inc.(a)	24,500	290,815

		1,334,315

Telecommunications — 5.3%
American Tower Corp. (Class A Stock)*	37,100	1,169,763
Juniper Networks, Inc.*(a)	31,500	743,400
Millicom International Cellular SA (Luxembourg)*(a)	7,500	421,950
SBA Communications Corp. (Class A Stock)*(a)	55,000	1,349,700

		3,684,813

Transportation — 2.1%
Expeditors International of Washington, Inc.	20,500	683,470
J.B. Hunt Transport Services, Inc.(a)	26,000	793,780

		1,477,250

TOTAL LONG-TERM INVESTMENTS (cost $72,757,622)		68,342,564

SHORT-TERM INVESTMENT — 34.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund —Taxable Money Market Series (cost $23,910,642; includes $22,077,716 of cash collateral for securities on loan)(b)(w)(Note 4)	23,910,642	23,910,642

TOTAL INVESTMENTS — 133.0% (cost $96,668,264)		92,253,206
LIABILITIES IN EXCESS OF OTHER ASSETS — (33.0)%		(22,902,666)

NET ASSETS — 100.0%		$69,350,540

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,365,520; cash collateral of $22,077,716 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

SP MID CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$68,342,564	$—	$—
Affiliated Money Market Mutual Fund	23,910,642	—	—

	92,253,206	—	—
Other Financial Instruments*	—	—	—

Total	$92,253,206	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (31.8% represents investments purchased with collateral from securities on loan)	34.5%
Retail & Merchandising	8.0
Electronic Components	6.2
Pharmaceuticals	5.4
Telecommunications	5.3
Oil, Gas & Consumable Fuels	5.3
Commercial Services	4.7
Semiconductors	4.0
Chemicals	3.6
Entertainment & Leisure	3.5
Software	3.5
Healthcare Products	3.4
Computer Services & Software	2.9
Financial Services	2.8
Education	2.6
Environmental Control	2.5
Biotechnology	2.4
Transportation	2.1

Medical Supplies & Equipment	1.9%
Specialty Retail	1.9
Oil & Gas Services	1.8
Distribution/Wholesale	1.6
Metals & Mining	1.5
Internet Services	1.5
Capital Markets	1.4
Banks	1.4
Hotels, Restaurants & Leisure	1.4
Manufacturing	1.3
Food	1.3
Commercial Services & Supplies	1.3
Air Freight & Logistics	1.3
Construction	1.1
Diversified Financial Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Consumer Products & Services	1.0
Electronics	0.8
Automotive Parts	0.8
Media	0.7
Commercial Banks	0.6
Computer Networking	0.6
Computer Hardware	0.6
Retail Apparel	0.6
Retail—Auto Parts	0.5
Mining	0.5
Electrical Equipment	0.4
Aerospace & Defense	0.3

133.0
Liabilities in excess of other assets	(33.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A27

SP MID CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value, including securities on loan of $21,365,520:
Unaffiliated investments (cost $72,757,622)	$68,342,564
Affiliated investments (cost $23,910,642)	23,910,642
Receivable for Series shares sold	43,103
Dividends receivable	23,329
Prepaid expenses	996

Total Assets	92,320,634

LIABILITIES
Collateral for securities on loan	22,077,716
Payable to custodian	790,516
Accrued expenses and other liabilities	52,099
Management fee payable	45,799
Deferred trustees’ fees	3,364
Affiliated transfer agent fees payable	600

Total Liabilities	22,970,094

NET ASSETS	$69,350,540

Net assets were comprised of:
Paid-in capital	$109,608,692
Retained earnings	(40,258,152)

Net assets, June 30, 2009	$69,350,540

Net asset value and redemption price per share, $69,350,540 / 18,834,328 outstanding shares of beneficial interest	$3.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $377 foreign withholding tax)	$188,931
Affiliated income from securities lending, net	65,557
Affiliated dividend income	7,433

261,921

EXPENSES
Management fee	258,398
Custodian’s fees and expenses	24,000
Audit fee	9,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Shareholders’ reports	4,000
Legal fees and expenses	2,000
Insurance expenses	1,000
Miscellaneous	2,538

Total expenses	310,936

NET INVESTMENT LOSS	(49,015)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(11,039,795)
Net change in unrealized appreciation on investments	15,570,956

NET GAIN ON INVESTMENTS	4,531,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,482,146

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(49,015)	$(239,527)
Net realized loss on investment transactions	(11,039,795)	(24,414,486)
Net change in unrealized appreciation (depreciation) on investments	15,570,956	(28,331,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,482,146	(52,985,789)

DISTRIBUTIONS	—	(24,381,654)

SERIES SHARE TRANSACTIONS:
Series shares sold [680,186 and 1,083,638 shares, respectively]	2,288,960	5,887,530
Series shares issued in reinvestment of distributions [0 and 4,377,317, respectively]	—	24,381,654
Series shares repurchased [1,515,458 and 3,700,399 shares, respectively]	(4,938,721)	(20,213,722)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(2,649,761)	10,055,462

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,832,385	(67,311,981)
NET ASSETS:
Beginning of period	67,518,155	134,830,136

End of period	$69,350,540	$67,518,155

SEE NOTES TO FINANCIAL STATEMENTS.

A28

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 96.9%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES — 0.4%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	Caa3	5.721%		01/25/37	$600	$220,784
Morgan Stanley ABS Capital I, Series 2007-HE6, Class A2	B3	0.454%	(c)	05/25/37	100	25,723
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	B3	5.726%		10/25/36	500	345,581

TOTAL ASSET-BACKED SECURITIES (cost $630,819)						592,088

BANK NOTES(c) — 5.1%
Chrysler Financial, Term B	Caa	4.32%		08/03/14	1,965	1,818,444
Dex Media West LLC	B+(d)	7.00%		10/13/14	316	224,210
Dex Media West LLC	B+(d)	7.001%		10/13/14	158	112,105
Dex Media West LLC, Term B	D(d)	7.00%		10/24/14	470	386,845
Ford Motor Co., Term B	Caa+	3.32%		11/29/13	1,140	822,020
Ford Motor Co., Term B	Caa+	4.14%		11/26/13	573	413,350
Idearc, Inc., Term B	Ba	4.25%		11/17/14	1,441	612,618
Roundy’s, Inc., Term B	Ba-	3.06%		10/27/11	386	366,247
Roundy’s, Inc., Term B	Ba-	3.08%		10/27/11	487	462,298
Texas Competitive Electric Holdings Co. LLC, Term B3	B+(d)	3.82%		10/10/14	1,000	712,625
Thomson Learning, Term B	B+(d)	2.81%		06/27/14	982	822,571
Tribune Co., Term B(g)	Ba	5.25%		06/04/14	593	177,012
Tribune Co., Term X(g)(i)	Ca	5.00%		06/04/24	119	40,141
Wind Acquisitions Finance, Term B	B-(d)	8.36%		12/21/11	388	363,661

TOTAL BANK NOTES (cost $8,724,485)						7,334,147

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	B2	4.281%	(c)	10/25/35	179	96,899
American Home Mortgage Assets, Series 2006-1, Class 2A1	Ba2	0.504%	(c)	05/25/46	54	19,744
American Home Mortgage Assets, Series 2006-4, Class 1A12	Caa3	0.524%	(c)	10/25/46	74	23,988
American Home Mortgage Assets, Series 2006-5, Class A1	Caa1	2.26%	(c)	11/25/46	563	188,016
American Home Mortgage Assets, Series 2007-3, Class 22A1	Ca	6.25%		06/25/37	255	126,486
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	A1	5.66%	(c)	09/25/45	47	28,467
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	Baa3	0.714%	(c)	05/25/35	110	69,920
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1	CCC(d)	5.457%	(c)	05/25/47	83	48,554
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA	AAA(d)	5.994%	(c)	09/25/37	169	91,744
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	CCC(d)	5.648%	(c)	10/25/35	58	24,526
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1	B2	0.644%	(c)	11/20/35	52	23,555
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1	B3	2.34%	(c)	12/25/35	164	72,604
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	AAA(d)	5.886%	(c)	02/25/37	75	44,066
Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1	B3	0.525%	(c)	03/20/46	55	22,583
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	Caa3	0.525%	(c)	07/20/46	66	25,550
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	Caa2	0.504%	(c)	09/25/46	84	32,183
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A	Caa1	0.51%	(c)	12/20/46	149	59,776
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A1	A1	0.634%	(c)	03/25/35	178	81,019
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A	Aa2	0.563%	(c)	03/19/45	23	10,061
First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class 1A5	Caa1	6.00%		05/25/36	182	137,740
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A	B3	0.553%	(c)	03/19/36	532	223,892
Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A	Caa1	0.493%	(c)	07/19/46	69	28,499
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Ca	0.563%	(c)	10/19/37	603	148,262
Indymac Index Mortgage Loan Trust, Series 2005-AR13, Class 4A1	B3	5.222%	(c)	08/25/35	131	83,885
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A1	B2	5.302%	(c)	09/25/35	121	74,704
Indymac Index Mortgage Loan Trust, Series 2006-AR12, Class A1	B3	0.504%	(c)	09/25/46	64	25,008
JPMorgan Mortgage Trust, Series 2007-S3, Class 1A97	CCC(d)	6.00%		08/25/37	257	182,737
Master Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	Ba1	0.524%	(c)	04/25/46	44	17,980
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	Caa3	6.321%	(c)	02/25/36	399	215,490

SEE NOTES TO FINANCIAL STATEMENTS.

A29

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Accredit Loans, Inc., Series 2006-QO10, Class A1	Caa1	0.474%	(c)	01/25/37	$822	$330,614
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	Caa3	0.644%	(c)	03/25/37	296	103,474
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	Caa2	6.00%		05/25/37	147	91,997
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 2A1	B3	0.504%	(c)	07/25/46	76	31,630
Structured Asset Securities Corp., Series 2005-9XS, Class 2A1	Baa1	0.614%	(c)	06/25/35	590	203,534
Suntrust Alternative Loan Trust, Series 2006-1F, Class 3A	Ca	0.664%	(c)	04/25/36	247	81,632
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 2A3	CCC(d)	5.752%	(c)	10/25/36	284	167,413
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1	CCC(d)	5.687%	(c)	02/25/37	75	42,096
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3	CCC(d)	5.833%	(c)	02/25/37	74	46,242
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	CCC(d)	5.394%	(c)	02/25/37	79	46,584
WaMu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1	CCC(d)	5.581%	(c)	12/25/36	80	49,225
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A	Caa1	2.139%	(c)	02/25/47	72	24,365
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A	B3	2.139%	(c)	03/25/47	76	25,473
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A	B3	2.10%	(c)	04/25/47	77	31,357

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,364,278)						3,503,574

CONVERTIBLE BONDS — 1.0%
Oil & Gas Exploration/Production — 0.4%
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%		12/15/38	725	444,969
Chesapeake Energy Corp., Gtd. Notes	BB(d)	2.50%		05/15/37	100	70,750

						515,719

Pharmaceuticals — 0.2%
Mylan, Inc., Gtd. Notes	B+(d)	1.25%		03/15/12	325	281,531

Semiconductors — 0.1%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	CCC+(d)	6.00%		05/01/15	175	82,031

Telecommunications — 0.3%
Nortel Networks Corp., Gtd. Notes (Canada)(i)	NR	2.125%		04/15/14	350	115,500
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25	400	394,000

						509,500

TOTAL CONVERTIBLE BONDS (cost $2,011,392)						1,388,781

CORPORATE BONDS — 84.9%
Advertising — 0.1%
R.H. Donnelley, Inc., Gtd. Notes, 144A(i)	D(d)	11.75%		05/15/15	190	87,400

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.25%		08/06/19	300	336,873

Airlines — 1.0%
American Airlines Pass-Through Trust 2009-1A, Pass-Through Certificates	Baa3	10.375%		07/02/19	1,400	1,400,000
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.201%		03/29/49	13	12,572
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.602%		09/01/13	8	7,479

						1,420,051

Automotive — 2.6%
Allison Transmission, Inc., Gtd. Notes, 144A	Caa2	11.00%		11/01/15	800	632,000
ArvinMeritor, Inc., Gtd. Notes	Caa2	8.125%		09/15/15	505	265,125
ArvinMeritor, Inc., Gtd. Notes	Caa2	8.75%		03/01/12	1,030	651,475
Cooper-Standard Automotive, Inc., Gtd. Notes	C	7.00%		12/15/12	570	111,150
Ford Motor Co., Sr. Unsec’d. Notes	Ca	9.215%		09/15/21	100	58,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	5.01%	(c)	12/01/09	225	222,750
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	9.00%		07/01/15	450	445,500
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B1	10.50%		05/15/16	200	202,000
Tenneco, Inc., Sr. Sec’d. Notes	B1	10.25%		07/15/13	351	332,573
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.25%		03/15/17	1,125	776,250

						3,696,823

SEE NOTES TO FINANCIAL STATEMENTS.

A30

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Business Services — 0.9%
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A(g)	Ba2	7.75%		12/15/25	$800	$640,000
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%		05/01/14	175	150,500
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	7.00%		05/01/17	175	145,250
TransCapitalInvest Ltd. for OJSC AK Transneft, Sec’d. Notes (Ireland)	Baa1	6.103%		06/27/12	325	307,219

						1,242,969

Chemicals — 1.2%
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	Ca	8.50%		02/15/16	575	178,250
Nalco Co., Gtd. Notes	B2	8.875%		11/15/13	560	571,200
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%		11/15/14	1,025	963,500

						1,712,950

Commercial Services — 1.0%
ARAMARK Corp., Gtd. Notes	B3	4.528%	(c)	02/01/15	125	101,563
ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15	380	368,600
United Rentals North America, Inc., Gtd. Notes	B2	6.50%		02/15/12	980	950,600

						1,420,763

Computer Services & Software — 0.9%
First Data Corp., Gtd. Notes	Caa1	9.875%		09/24/15	1,870	1,327,700

Containers & Packaging — 0.1%
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	Ba3	7.375%		05/15/16	200	194,000

Diversified — 0.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17	120	109,200

Diversified Financial Services — 15.0%
AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54%		11/30/19	803	719,100
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes, 144A	BBB-(d)	3.95%		08/15/38	200	171,000
American Express Co., Sr. Unsec’d. Notes	A3	7.00%		03/19/18	1,750	1,699,316
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A(g)	B3	8.00%		11/15/13	350	234,500
CIT Group Funding Co. of Canada, Gtd. Notes (Canada)	Ca	4.65%		07/01/10	350	293,125
CIT Group Funding Co. of Canada, Gtd. Notes (Canada)	Ca	5.60%		11/02/11	225	181,125
CIT Group, Inc., Sr. Unsec’d. Notes	Ca	0.759%	(c)	03/12/10	150	127,761
CIT Group, Inc., Sr. Unsec’d. Notes	Ca	1.322%	(c)	04/27/11	50	35,403
CIT Group, Inc., Sr. Unsec’d. Notes	Ca	1.353%	(c)	07/28/11	100	68,023
CIT Group, Inc., Sr. Unsec’d. Notes	Ca	4.125%		11/03/09	50	47,396
CIT Group, Inc., Sr. Unsec’d. Notes	Ca	4.25%		02/01/10	275	246,892
CIT Group, Inc., Sr. Unsec’d. Notes	Ca	4.25%		09/22/11	EUR 100	96,797
CIT Group, Inc., Sr. Unsec’d. Notes	Ca	5.20%		11/03/10	725	572,717
CIT Group, Inc., Sr. Unsec’d. Notes	Ca	5.60%		04/27/11	400	299,937
CIT Group, Inc., Sr. Unsec’d. Notes	Ca	5.80%		07/28/11	175	131,207
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Ca	0.974%	(c)	08/17/09	75	72,891
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Ca	4.75%		12/15/10	950	745,759
Citigroup, Inc., Jr. Sub. Notes	Ca	8.40%	(c)	04/29/49	2,900	2,175,203
Citigroup, Inc., Sub. Notes	Baa1	5.50%		02/15/17	1,975	1,609,269
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11	2,575	2,527,071
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	5.70%		01/15/10	130	125,470
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.80%		06/01/12	2,540	2,185,469
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.00%		12/15/16	300	229,359
Fresenius US Finance II, Inc., Gtd. Notes, 144A	Ba1	9.00%		07/15/15	650	677,625
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%		01/10/39	900	810,102
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.75%		10/01/37	1,000	888,994
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	4.875%		09/01/10	300	268,913
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	5.00%		04/15/10	200	183,175
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	5.875%		05/01/13	100	75,745
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa2	0.881%	(c)	05/24/10	125	114,006
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.625%		09/15/10	475	426,737
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa2	6.625%		11/15/13	225	173,184

SEE NOTES TO FINANCIAL STATEMENTS.

A31

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Diversified Financial Services (continued)
JET Equipment Trust, Equipment Trust, 144A(g)(i)	NR	10.00%		06/15/12	$127	$69,035
JET Equipment Trust, Sr. Unsec’d. Notes, 144A(g)(i)	NR	7.63%		08/15/12	11	4,372
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	6.625%		01/18/12	50	7,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13	775	117,219
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.50%		05/11/38	450	45
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.75%		12/28/17	200	20
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	1.252%	(c)	07/26/10	150	136,148
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.75%		03/17/14	EUR 1,000	982,001
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.00%		10/01/13	375	303,321
SMFG Preferred Capital USD 3 Ltd., Sr. Sub. Notes, 144A (Cayman Islands)	A2	9.50%	(c)	07/29/49	200	193,824
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	100	77,250
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17	300	237,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%		07/18/16	400	341,000
Universal City Development Partners, Sr. Unsec’d. Notes	B2	11.75%		04/01/10	100	95,250
Universal City Florida Holding Co. I/II, Sr. Notes	Caa2	5.778%	(c)	05/01/10	50	40,875
Universal City Florida Holding Co. I/II, Sr. Notes	Caa2	8.375%		05/01/10	800	652,000

						21,470,006

Diversified Manufacturing — 0.3%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	7.25%		11/15/16	EUR 325	378,421

Electric — 5.2%
AES Corp. (The), Sr. Sec’d. Notes, 144A	Ba3	8.75%		05/15/13	50	50,750
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14	175	165,813
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15	125	116,250
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17	625	581,250
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		06/01/20	300	269,250
AES Corp. (The), Sr. Unsec’d. Notes, 144A	B1	9.75%		04/15/16	700	708,750
CMS Energy Corp., Sr. Notes	Ba1	8.75%		06/15/19	125	126,465
Energy Future Holdings Corp., Gtd. Notes	Caa1	10.875%		11/01/17	770	562,100
Energy Future Holdings Corp., Gtd. Notes, PIK	Caa1	11.25%		11/01/17	133	80,825
Homer City Funding LLC, Sr. Sec’d. Notes	Ba2	8.734%		10/01/26	1,438	1,279,397
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands)(g)	Ba3	9.00%		06/30/17	800	758,000
Ipalco Enterprises, Inc., Sr. Sec’d. Notes	Ba1	8.625%		11/14/11	175	175,875
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%		04/01/16	645	615,975
RRI Energy, Inc., Sr. Sec’d. Notes	B1	6.75%		12/15/14	497	478,984
RRI Energy, Inc., Sr. Unsec’d. Notes	B2	7.625%		06/15/14	250	228,750
RRI Energy, Inc., Sr. Unsec’d. Notes	B2	7.875%		06/15/17	475	425,125
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes	Caa1	10.25%		11/01/15	1,150	715,875
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK	Caa1	10.50%		11/01/16	185	85,028

						7,424,462

Electronic Components — 0.8%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13	330	325,050
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.875%		07/01/11	375	375,000
Legrand France SA, Unsub. Notes (France)	Baa3	8.50%		02/15/25	500	430,649

						1,130,699

Environmental Services — 0.5%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15	50	45,875
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17	600	546,000
Cie Generale de Geophysique-Veritas, Sr. Notes, 144A (France)	Ba3	9.50%		05/15/16	150	149,625

						741,500

Financial – Bank & Trust — 8.3%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	0.438%	(c)	05/29/12	175	155,414
BAC Capital Trust VII, Bank Gtd. Notes	Baa3	5.25%		08/10/35	GBP 100	85,550
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	7.434%	(c)	09/29/49	1,150	770,500
Barclays Bank PLC, Sub. Notes (United Kingdom)	Baa2	14.00%	(c)	11/29/49	GBP 900	1,684,270

SEE NOTES TO FINANCIAL STATEMENTS.

A32

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Financial – Bank & Trust (continued)
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	6.05%		12/04/17	$500	$433,584
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(g)	Baa1	10.179%		06/12/21	340	351,302
C8 Capital SPV Ltd., Notes, 144A (British Virgin Islands)	CCC(d)	6.64%	(c)	12/29/49	800	409,784
HBOS PLC, Sub. Notes, 144A (United Kingdom)	Baa2	6.75%		05/21/18	400	301,956
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		09/15/37	1,100	1,064,044
Rabobank Nederland NV, Sub. Notes, 144A (Netherlands)	Aa2	11.00%	(c)	12/29/49	1,725	1,919,062
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64%	(c)	03/29/49	1,300	526,500
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, 144A (United Kingdom)	Ba3	6.99%	(c)	10/29/49	500	245,000
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	6.671%	(c)	10/29/49	500	370,000
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	5.75%		04/25/18	1,200	1,092,883
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243%	(c)	05/29/49	250	147,500
Wells Fargo Capital XIII, Gtd. Notes	Ba3	7.70%	(c)	12/29/49	950	788,500
Wells Fargo Capital XV, Gtd. Notes	Ba3	9.75%	(c)	12/29/49	1,575	1,523,813

						11,869,662

Food — 0.2%
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.00%		06/01/26	400	349,000

Forest & Paper Products — 3.9%
Berry Plastics Corp., Sr. Sec’d. Notes	B1	5.881%	(c)	02/15/15	525	463,312
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13	900	785,250
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.00%		01/15/15	350	327,250
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.125%		01/15/17	1,575	1,464,750
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	8.25%		05/01/16	450	436,500
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	7.375%		12/01/25	1,350	1,046,250
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.00%		01/15/24	100	85,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.125%		05/15/11	200	200,000
Smurfit Kappa Treasury Funding Ltd., Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25	700	500,500
Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes	B2	9.125%		08/01/14	775	360,375

						5,669,187

Gaming — 0.8%
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	CCC-(d)	10.00%		12/15/18	787	452,525
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	10.375%		05/15/14	75	77,813
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	11.125%		11/15/17	125	132,500
Wynn Las Vegas Capital Corp., First Mortgage	Ba2	6.625%		12/01/14	620	545,600

						1,208,438

Healthcare Products — 2.4%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17	425	432,437
Biomet, Inc., Gtd. Notes	Caa1	11.625%		10/15/17	2,845	2,788,100
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%		10/15/17	125	120,938
Fresenius Finance BV, Gtd. Notes (Netherlands)	Ba1	5.50%		01/31/16	EUR50	64,181

						3,405,656

Healthcare Services — 1.2%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A	Ba2	11.25%		11/01/14	200	193,000
CHS / Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	1,465	1,435,700
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18	95	88,113

						1,716,813

Hospitals/Hospital Management — 3.6%
DaVita, Inc., Gtd. Notes	B1	6.625%		03/15/13	25	23,562
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16	3,870	3,811,950
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%		11/15/16	1,100	1,089,000
HCA, Inc., Sr. Sec’d. Notes, 144A	Ba3	8.50%		04/15/19	250	245,000

						5,169,512

SEE NOTES TO FINANCIAL STATEMENTS.

A33

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance — 1.4%
AIG Life Holdings US, Inc., Gtd. Notes	A3	7.50%		08/11/10	$150	$142,861
American International Group, Inc., Jr. Sub. Debs., 144A	Ba2	8.175%	(c)	05/15/58	425	121,251
American International Group, Inc., Jr. Sub. Notes(g)	Ba2	8.625%	(c)	05/22/38	GBP 250	92,542
American International Group, Inc., Sr. Unsec’d. Notes	A3	1.217%	(c)	10/18/11	100	64,539
American International Group, Inc., Sr. Unsec’d. Notes, 144A	A3	8.25%		08/15/18	2,025	1,191,727
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18	650	343,882

						1,956,802

Leisure Time — 0.4%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba3	6.875%		12/01/13	175	146,125
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba3	7.00%		06/15/13	325	283,969
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba3	8.75%		02/02/11	100	95,500

						525,594

Lodging — 0.1%
Sheraton Holding Corp., Gtd. Notes	Ba1	7.375%		11/15/15	25	23,000
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%		05/01/12	25	23,000
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	7.875%		10/15/14	125	117,500

						163,500

Machinery & Equipment — 0.3%
Chart Industries, Inc., Gtd. Notes	B3	9.125%		10/15/15	500	465,000

Media — 4.7%
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		04/01/11	1,475	1,460,250
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		07/15/18	650	602,062
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.50%		06/15/15	125	122,813
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.625%		02/15/19	450	437,625
Dex Media West LLC / Dex Media Finance Co., Sr. Sub. Notes(i)	D	9.875%		08/15/13	325	49,563
DISH DBS Corp., Gtd. Notes	Ba3	6.375%		10/01/11	250	242,500
DISH DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13	250	237,500
DISH DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	1,745	1,627,212
Lighthouse International Co. SA, Sr. Sec’d. Notes, 144A (Luxembourg)(g)	B3	8.00%		04/30/14	EUR 445	290,287
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16	725	663,375
Unity Media GmbH, Sr. Sec’d. Notes, 144A (Germany)(g)	B2	10.375%		02/15/15	450	456,750
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B2	7.75%		01/15/14	EUR 100	124,854
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B2	8.625%		01/15/14	EUR 300	382,981

						6,697,772

Media & Entertainment — 0.4%
Speedway Motorsports, Inc., Sr. Unsec’d. Notes, 144A	Ba1	8.75%		06/01/16	75	75,938
Videotron Ltee, Gtd. Notes (Canada)	Ba2	9.125%		04/15/18	500	508,125

						584,063

Metals & Mining — 2.2%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	4.995%	(c)	04/01/15	100	93,605
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	350	352,625
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba2	9.75%		05/15/14	600	621,000
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba2	10.25%		05/15/16	425	445,188
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba2	10.75%		05/15/19	1,550	1,666,250

						3,178,668

Oil & Gas — 1.1%
Berry Petroleum Co., Sr. Notes	B2	10.25%		06/01/14	125	126,250
Kerr-McGee Corp., Gtd. Notes	Baa3	6.95%		07/01/24	100	92,788
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	7.875%		12/15/14	125	81,250
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	8.25%		12/15/14	755	500,187
Penn Virginia Corp., Sr. Notes	B2	10.375%		06/15/16	200	203,500
Quicksilver Resources, Inc., Sr. Notes	B2	11.75%		01/01/16	500	517,500

						1,521,475

SEE NOTES TO FINANCIAL STATEMENTS.

A34

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Oil & Gas Exploration/Production — 3.8%
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%	01/15/17	EUR 125	$154,314
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%	01/15/16	125	110,313
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%	08/15/14	350	323,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%	12/15/18	900	783,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%	06/15/14	425	402,687
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%	02/15/15	400	403,000
Citic Resources Finance Ltd., Gtd. Notes, 144A (Bermuda)	Ba3	6.75%	05/15/14	25	23,125
El Paso Corp., Notes	Ba3	8.05%	10/15/30	200	166,402
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%	06/15/17	135	122,952
SandRidge Energy, Inc., Gtd. Notes, PIK	B3	8.625%	04/01/15	2,000	1,795,000
SemGroup LP, Sr. Notes, 144A(g)(i)	NR	8.75%	11/15/15	1,350	54,000
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	650	636,891
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%	09/01/21	300	295,500
Williams Cos., Inc., Sr. Unsec’d. Notes, 144A	Baa3	8.75%	01/15/20	125	130,313

					5,401,247

Oil, Gas & Consumable Fuels — 0.9%
Enterprise Products Operating LLC, Gtd. Notes	Ba1	7.034%(c)	01/15/68	300	221,250
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375%(c)	08/01/66	1,250	1,006,250
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	100	90,875

					1,318,375

Pipelines & Other — 2.3%
Dynegy Roseton/Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%	11/08/10	1,007	1,004,745
Dynegy Roseton/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	B2	7.67%	11/08/16	375	329,062
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.35%	01/05/11	25	24,500
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%	01/05/16	1,375	1,182,500
Knight, Inc., Sr. Unsec’d. Notes	Ba1	5.15%	03/01/15	100	86,750
Knight, Inc., Sr. Unsec’d. Notes	Ba1	6.50%	09/01/12	25	24,438
NGPL PipeCo. LLC, Sr. Unsec’d. Notes, 144A	Baa3	7.119%	12/15/17	625	655,127

					3,307,122

Real Estate Investment Trusts — 0.8%
HCP, Inc., Sr. Unsec’d. Notes	Baa3	5.65%	12/15/13	125	113,807
HCP, Inc., Sr. Unsec’d. Notes	Baa3	6.00%	01/30/17	50	42,386
Host Hotels & Resorts LP, Gtd. Notes	BB+(d)	6.875%	11/01/14	25	22,500
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.50%	06/01/16	25	22,375
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.75%	04/01/17	825	740,437
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	7.125%	06/01/15	245	236,425

					1,177,930

Retail — 2.2%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%	05/20/15	1,100	1,031,250
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.125%	11/15/23	250	220,631
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.95%	04/01/17	350	343,066
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	6.57%	02/23/28	300	226,875
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.45%	08/01/29	610	500,200
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.75%	06/15/26	630	537,075
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.50%	02/15/11	25	25,125
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	B1	6.875%	12/15/13	370	340,400

					3,224,622

Semiconductors — 1.0%
Freescale Semiconductor, Inc., Gtd. Notes	Caa2	8.875%	12/15/14	975	492,375
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125%	12/15/14	446	165,014
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa3	8.00%	05/01/14	1,650	810,563

					1,467,952

SEE NOTES TO FINANCIAL STATEMENTS.

A35

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology — 0.6%
Sanmina-SCI Corp., Gtd. Notes	B3	8.125%		03/01/16	$100	$72,875
SunGard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	730	689,850
SunGard Data Systems, Inc., Gtd. Notes, 144A	Caa1	10.625%		05/15/15	150	147,000

						909,725

Telecommunications — 8.9%
CC Holdings GS V LLC / Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Ba1	7.75%		05/01/17	275	268,125
Cricket Communications, Inc., Gtd. Notes	B3	10.00%		07/15/15	75	74,438
Frontier Communications Corp., Debs.	Ba2	7.00%		11/01/25	175	124,250
Frontier Communications Corp., Debs.	Ba2	7.45%		07/01/35	375	266,250
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/19	295	251,487
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.875%		01/15/27	725	580,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.25%		05/01/14	200	189,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%		08/15/31	200	165,000
Hawaiian Telecom Communications, Inc., Gtd. Notes(g)(i)	NR	9.75%		05/01/13	700	7,000
Intelsat Corp., Sr. Unsec’d. Notes, 144A	B3	9.25%		06/15/16	30	28,725
Intelsat Jackson Holdings Ltd., Gtd. Notes, 144A (Bermuda)	B3	9.50%		06/15/16	525	527,625
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark)(g)	B1	8.875%		05/01/16	150	144,750
Nortel Networks Ltd., Gtd. Notes (Canada)(i)	NR	10.125%		07/15/13	1,035	354,487
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Ba1	7.75%		05/01/30	750	517,500
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11	500	485,000
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.90%		08/15/10	275	275,000
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%		02/15/11	50	48,500
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14	1,405	1,282,063
Qwest Corp., Sr. Unsec’d. Notes	Ba1	3.879%	(c)	06/15/13	325	290,469
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11	25	25,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12	100	100,750
Sprint Capital Corp., Gtd. Notes	Ba2	6.90%		05/01/19	2,575	2,130,812
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%		01/30/11	100	98,875
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	6.00%		12/01/16	820	670,350
Telesat Canada / Telesat LLC, Sr. Sub. Notes, 144A	Caa1	12.50%		11/01/17	200	188,000
Telesat Canada / Telesat LLC, Sr. Unsec’d. Notes, 144A	Caa1	11.00%		11/01/15	520	533,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B2	9.25%		02/15/14	150	148,875
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.50%		08/15/16	325	320,125
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14	800	700,000
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg)(g)	B2	10.75%		12/01/15	600	600,000
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16	890	852,175
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.50%		06/15/16	475	472,625

						12,720,256

Utilities — 3.5%
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	210	203,700
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	2,950	2,791,438
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	100	94,250
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11	1,000	1,009,616
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B, Pass-Through Certificates	Ba1	9.237%		07/02/17	318	305,567
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A	Ba2	7.00%		06/30/21	723	622,586

						5,027,157

TOTAL CORPORATE BONDS (cost $139,037,264)						121,729,345

FOREIGN GOVERNMENT BOND — 0.1%
Republic of Brazil, Sr. Unsec’d. Notes (Brazil) (cost $178,163)	Ba1	12.50%		01/05/22	BRL 300	169,941

SEE NOTES TO FINANCIAL STATEMENTS.

A36

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

MUNICIPAL BONDS — 2.4%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Texas
Comal Texas Independent School District, General Obligation Unlimited Bond	Aaa	5.00%		02/01/36	$3,000	$3,014,910
Transition Communication Mobility, State of Texas, General Obligation Unlimited Bond	Aa1	5.00%		04/01/37	400	402,524

TOTAL MUNICIPAL BONDS (cost $3,378,180)						3,417,434

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION — 0.2%
Federal Home Loan Mortgage Corp. (cost $296,474)		0.926%	(c)	05/04/11	296	296,600

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Notes(k) (cost $385,505)		0.875%		04/30/11	386	384,869

					Shares
COMMON STOCK
Electric
Dynegy, Inc. (Class A Stock)* (cost $565)					299	679

PREFERRED STOCKS — 0.1%
Diversified Financial Services — 0.1%
Citigroup, Inc., 6.50%, CVT					3,850	129,206

Insurance
American International Group, Inc., 8.50%, CVT					3,300	31,416

TOTAL PREFERRED STOCKS (cost $408,875)						160,622

TOTAL LONG-TERM INVESTMENTS (cost $159,416,000)						138,978,080

					Principal Amount (000)#
SHORT-TERM INVESTMENTS — 1.4%
COMMERCIAL PAPER(n) — 1.0%
Federal Home Loan Bank, Discount Notes (cost $1,400,000)	A1+	0.01%		07/01/09	$1,400	1,400,000

U.S. TREASURY OBLIGATION(n)
U.S. Treasury Bills (cost $50,000)		0.12%		07/02/09	50	50,000

					Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
Dryden Core Investment Fund — Taxable Money Market Series (cost $505,012) (Note 4)(w)					505,012	505,012

TOTAL SHORT-TERM INVESTMENTS (cost $1,955,012)						1,955,012

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.3% (cost $161,371,012)						140,933,092

OPTIONS WRITTEN*
					Notional Amount (000)#
Put Option
90 Day Euro Dollar Futures, expiring 09/14/2009, Strike Price $98.63 (premium received $28,849)					168,000	(8,400)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.3% (cost $161,342,163)						140,924,692
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES(x) — 1.7%						2,463,154

NET ASSETS — 100.0%						$143,387,846

SEE NOTES TO FINANCIAL STATEMENTS.

A37

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
SGD	Singapore Dollar

*	Non-income producing security.

†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at reporting date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(x)	Other assets in excess of other liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Depreciation
Long Positions:
3	90 Day Eurodollar Futures	Dec 09	$743,288	$743,213	$(75)
50	90 Day Sterling Futures	Dec 10	9,987,865	9,959,610	(28,255)

					$(28,330)

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Singapore Dollar,
Expiring 07/30/09	Hong Kong & Shanghai Bank	SGD 217	$150,000	$149,741	$(259)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 08/06/09	JPMorgan Securities	GBP 1,486	$2,456,417	$2,444,682	$11,735
Euro,
Expiring 07/27/09	Barclays Capital Group	EUR 2,147	2,995,838	3,011,972	(16,134)
Singapore Dollar,
Expiring 07/30/09	Merrill Lynch Pierce	SGD 217	151,312	149,741	1,571

			$5,603,567	$5,606,395	$(2,828)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	01/02/12	BRL 1,700	10.15%	Brazilian interbank lending rate	$(36,465)	$(6,815)	$(29,650)
Barclays Bank PLC(1)	01/02/12	BRL 11,800	10.68%	Brazilian interbank lending rate	(138,469)	(31,191)	(107,278)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL 16,500	10.12%	Brazilian interbank lending rate	(363,936)	(21,748)	(342,188)
Merrill Lynch & Co.(1)	01/02/12	BRL 1,000	14.77%	Brazilian interbank lending rate	37,686	5,658	32,028

					$(501,184)	$(54,096)	$(447,088)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit default swaps on credit indices — Sell Protection(1)
Morgan Stanley Capital Services, Inc.	12/20/10	$291	1.55%	Dow Jones CDX HY-9 Index	$1,050	$—	$1,050

SEE NOTES TO FINANCIAL STATEMENTS.

A39

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2009(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Credit Suisse International, LTD.	06/20/14	$100	5.00%	AES Corp., 7.75%, due 03/01/14	6.812%	$(6,596)	$(5,915)	$(681)
Citigroup	03/20/14	400	5.00%	Aramark Corp., 8.50%, 03/20/14	6.641%	(22,941)	(10,163)	(12,778)
Goldman Sachs	06/20/14	500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	2.351%	(29,029)	(27,993)	(1,036)
Goldman Sachs	06/20/14	200	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	2.351%	(11,612)	(10,363)	(1,249)
Goldman Sachs	06/20/14	100	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	7.032%	(7,318)	(4,957)	(2,361)
Goldman Sachs	06/20/14	300	5.00%	Citi Group, 5.65%, due 02/13/17	16.076%	(87,244)	(41,859)	(45,385)
Credit Suisse International, LTD.	09/20/14	100	5.00%	El Paso Corp., 6.875%, due 06/15/14	6.879%	(7,054)	(7,548)	494
Credit Suisse International, LTD.	09/20/14	200	5.00%	El Paso Corp., 6.875%, due 06/15/14	6.879%	(14,081)	(15,306)	1,225
Goldman Sachs	06/20/14	100	5.00%	El Paso Corp., 6.875%, due 06/15/14	6.920%	(6,987)	(4,960)	(2,027)
Goldman Sachs	09/20/14	100	5.00%	El Paso Corp., 6.875%, due 06/15/14	6.879%	(7,051)	(5,225)	(1,826)
Barclays Bank PLC	06/20/14	300	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.101%	11,329	10,109	1,220
Deutsche Bank	06/20/14	750	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.101%	28,314	22,297	6,017
Deutsche Bank	06/20/14	750	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.101%	28,314	23,829	4,485
Deutsche Bank	06/20/14	100	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.101%	4,927	2,668	2,259
Deutsche Bank	06/20/14	600	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.101%	22,634	24,377	(1,743)
Goldman Sachs	06/20/11	200	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.093%	5,922	2,950	2,972
Merrill Lynch & Co.	09/20/13	2,000	5.00%	GMAC LLC, 6.875%, due 08/28/12	9.130%	(262,058)	(423,626)	161,568
Goldman Sachs	09/20/13	100	4.20%	NRG Energy, Inc., 7.25%, due 02/01/14	4.793%	(1,955)	—	(1,955)
Goldman Sachs	09/20/14	200	5.00%	RRI Energy Inc., 7.625%, due 06/15/14	9.460%	(25,396)	(33,869)	8,473
Barclays Bank PLC	09/20/11	825	5.00%	SLM Corp., 5.125%, due 08/27/12	8.277%	(50,754)	(59,674)	8,920
Barclays Bank PLC	09/20/14	800	5.00%	SLM Corp., 5.125%, due 08/27/12	7.622%	(76,381)	(97,620)	21,239
Deutsche Bank	06/20/10	200	5.00%	SLM Corp., 5.125%, due 08/27/12	9.243%	(7,519)	(11,139)	3,620
Deutsche Bank	06/20/13	125	5.00%	SLM Corp., 5.125%, due 08/27/12	7.853%	(9,289)	(15,850)	6,561
Deutsche Bank	09/20/14	100	5.00%	SLM Corp., 5.125%, due 08/27/12	7.622%	(9,547)	(11,242)	1,695
Goldman Sachs	03/20/14	200	7.60%	SLM Corp., 5.125%, due 08/27/12	8.043%	(1,506)	—	(1,506)
Goldman Sachs	06/20/10	800	5.00%	SLM Corp., 5.125%, due 08/27/12	9.243%	(30,076)	(45,423)	15,347
Citigroup	03/20/14	850	5.00%	SunGard Data Systems, Inc., 9.125%, due 08/15/13	8.502%	(96,965)	(51,556)	(45,409)

						$(669,919)	$(798,058)	$128,139

SEE NOTES TO FINANCIAL STATEMENTS.

A40

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$679	$—	$—
Preferred Stocks	160,622	—	—
Asset-Backed Securities	—	592,088	—
Bank Loans	—	7,334,147	—
Collateralized Mortgage Obligations	—	3,503,574	—
Corporate Bonds	—	123,118,126	—
U.S. Treasury Obligations	—	434,869	—
U.S. Government Mortgage-Backed Obligations	—	296,600	—
Municipal Bonds	—	3,417,434	—
Foreign Government Bonds	—	169,941	—
Commercial Paper	—	1,400,000	—
Affiliated Money Market Mutual Fund	505,012	—	—
Options Written	—	(8,400)	—

	666,313	140,258,379	—
Other Financial Instruments*	(28,330)	(320,986)	—

Total	$637,983	$139,937,393	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/08	$92,362
Accrued discounts/premiums	(5,064)
Realized gain (loss)	154
Change in unrealized appreciation (depreciation)	(14,045)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(73,407)

Balance as of 6/30/09	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A41

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Diversified Financial Services	15.1%
Telecommunications	9.2
Financial—Bank & Trust	8.3
Electric	5.2
Bank Notes	5.1
Media	4.7
Oil & Gas Exploration/Production	4.2
Forest & Paper Products	3.9
Hospitals/Hospital Management	3.6
Utilities	3.5
Automotive	2.6
Collateralized Mortgage Obligations	2.4
Municipal Bonds	2.4
Healthcare Products	2.4
Pipelines & Other	2.3
Retail	2.2
Metals & Mining	2.2
Insurance	1.4
Healthcare Services	1.2
Chemicals	1.2
Semiconductors	1.1
Oil & Gas	1.1
Commercial Services	1.0
Airlines	1.0
Commercial Paper	1.0
Computer Services & Software	0.9
Oil, Gas & Consumable Fuels	0.9
Business Services	0.9
Gaming	0.8
Real Estate Investment Trusts	0.8
Electronic Components	0.8
Technology	0.6
Environmental Services	0.5
Asset-Backed Securities	0.4
Media & Entertainment	0.4
Leisure Time	0.4
Affiliated Money Market Mutual Fund	0.4
Machinery & Equipment	0.3
U.S. Treasury Obligations	0.3
Diversified Manufacturing	0.3
Foods	0.2
Agriculture	0.2
U.S. Government Mortgage-Backed Obligations	0.2
Pharmaceuticals	0.2
Containers & Packaging	0.1
Foreign Government Bonds	0.1
Lodging	0.1
Diversified	0.1
Advertising	0.1

98.3
Options Written	— *
Other assets in excess of other liabilities	1.7

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A42

SP PIMCO HIGH YIELD PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due to broker-variation margin	$28,330	*
Interest rate contracts	Unrealized appreciation on swap agreements	32,028	Unrealized depreciation on swap agreements	479,116
Interest rate contracts	Premiums paid for swap agreements	5,658	Premiums received for swap agreements	59,754
Interest rate contracts	—	—	Written options outstanding, at value	8,400
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	13,306	Unrealized depreciation on foreign currency forward contracts	16,393
Credit contracts	Unrealized appreciation on swap agreements	247,145	Unrealized depreciation on swap agreements	117,956
Credit contracts	Premiums paid for swap agreements	86,230	Premiums received for swap agreements	884,288

Total		$384,367		$1,594,237

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$6,555,595	$(189,545)	$(6,810,422)	$(2,938,400)	$—	$(3,365,193)
Foreign exchange contracts	—	—	—	—	(886,636)	(886,636)
Credit contracts	—	—	—	(59,710)	—	(76,289)
Equity contracts	—	—	(43,860)	—	—	(43,860)

Total	$6,555,595	$(189,545)	$(6,854,282)	$(2,998,110)	$(886,636)	$(4,371,978)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(6,253,122)	$(33,955)	$6,487,717	$4,627,084	$—	$4,828,724
Foreign exchange contracts	—	—	—	—	915,971	915,971
Credit contracts	—	—	—	(28,866)	—	(28,866)

Total	$(6,253,122)	$(33,955)	$6,487,717	$4,598,218	$915,971	$5,715,829

SEE NOTES TO FINANCIAL STATEMENTS.

A43

SP PIMCO HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value:
Unaffiliated investments (cost $160,866,000)	$140,428,080
Affiliated investments (cost $505,012)	505,012
Foreign currency, at value (cost $135,640)	135,592
Receivable for investments sold	10,788,740
Dividends and interest receivable	2,604,322
Unrealized appreciation on swap agreements	279,173
Premiums paid for swap agreements	91,888
Unrealized appreciation on foreign currency forward contracts	13,306
Receivable for Series shares sold	7,127
Prepaid expenses	261

Total Assets	154,853,501

LIABILITIES
Payable for investments purchased	8,803,182
Premiums received for swap agreements	944,042
Payable for Series shares repurchased	720,400
Unrealized depreciation on swap agreements	597,072
Payable to custodian	167,934
Accrued expenses and other liabilities	119,434
Management fee payable	71,214
Unrealized depreciation on foreign currency forward contracts	16,393
Due to broker	10,000
Written options outstanding, at value (cost $28,849)	8,400
Due to broker-variation margin	5,216
Deferred trustees’ fees	1,773
Affiliated transfer agent fees payable	595

Total Liabilities	11,465,655

NET ASSETS	$143,387,846

Net assets were comprised of:
Paid-in capital	$190,807,493
Retained earnings	(47,419,647)

Net assets, June 30, 2009	$143,387,846

Net asset value and redemption price per share, $143,387,846 / 18,708,788 outstanding shares of beneficial interest	$7.66

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Interest income	$6,364,136
Unaffiliated dividend income	81,847
Affiliated dividend income	5,071

6,451,054

EXPENSES
Management fee	397,122
Custodian’s fees and expenses	67,000
Audit fee	20,000
Shareholders’ reports	17,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Miscellaneous	6,574

Total expenses	522,696

NET INVESTMENT INCOME	5,928,358

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(8,251,482)
Futures transactions	(189,545)
Options written transactions	(6,854,282)
Swap agreement transactions	(2,998,110)
Short sale transactions	3,711
Foreign currency transactions	(677,729)

(18,967,437)

Net change in unrealized appreciation (depreciation) on:
Investments	25,495,799
Futures	(33,955)
Options written	6,487,717
Swap agreements	4,598,218
Foreign currencies	817,957

37,365,736

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	18,398,299

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,326,657

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,928,358	$14,136,910
Net realized loss on investments and foreign currency transactions	(18,967,437)	(8,092,336)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	37,365,736	(55,050,350)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,326,657	(49,005,776)

DISTRIBUTIONS	(6,030,304)	(14,819,386)

SERIES SHARE TRANSACTIONS:
Series shares sold [221,095 and 1,389,047 shares, respectively]	1,568,457	13,052,609
Series shares issued in reinvestment of distributions [869,869 and 1,796,984 shares, respectively]	6,030,304	14,819,386
Series shares repurchased [2,102,361 and 4,415,455 shares, respectively]	(14,546,904)	(38,000,243)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(6,948,143)	(10,128,248)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,348,210	(73,953,410)
NET ASSETS:
Beginning of period	132,039,636	205,993,046

End of period	$143,387,846	$132,039,636

SEE NOTES TO FINANCIAL STATEMENTS.

A44

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 106.2%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES(c) — 0.6%
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.589%		09/25/34	$614	$394,613
Aurum CLO 2002-1 Ltd. / Aurum CLO 2002-1 Corp., Series 2002-1A, Class A1, 144A	Aaa	1.561%		04/15/14	1,636	1,520,905
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A	AAA(d)	0.474%		02/25/36	308	291,227
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	0.384%		08/25/36	399	396,745
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aa2	0.364%		11/25/36	291	276,414
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.114%		10/25/37	1,071	1,009,712
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.364%		10/25/36	2,223	2,029,243

TOTAL ASSET-BACKED SECURITIES (cost $6,138,401)						5,918,859

BANK NOTES(c) — 3.3%
Chrysler Financial, Term B	CAA(d)	4.32%		08/03/14	23,792	22,017,946
CSC Holdings, Inc.	BAA-(d)	2.07%		03/29/16	1,969	1,882,246
CSC Holdings, Inc.	BAA-(d)	2.25%		03/29/16	5	4,864
First Data Corp., Term B2	BA-(d)	3.06%		09/24/14	54	40,383
First Data Corp., Term B2	B+(d)	3.07%		09/24/14	931	696,580
HCA, Inc., Term B	BA-(d)	2.85%		11/14/13	6,919	6,235,117
TXU Corp., Term B3	B+(d)	3.81%		10/10/14	4,039	2,877,826

TOTAL BANK NOTES (cost $36,469,642)						33,754,962

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa	0.374%	(c)	11/25/36	257	245,409
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50%		10/25/31	107	105,122
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.609%	(c)	02/25/33	286	266,004
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Aaa	3.954%	(c)	03/25/35	2,912	2,499,865
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aa3	5.362%	(c)	05/25/35	2,499	1,672,838
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Caa2	5.746%	(c)	03/25/36	732	323,919
Brazos Student Finance Corp., Series 1998-A, Class A2	Aaa	1.11%	(c)	06/01/23	11	11,257
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	4.735%	(c)	12/25/35	607	337,214
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Caa1	5.889%	(c)	11/25/35	704	394,194
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	Ca	0.584%	(c)	05/25/36	560	80,629
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	Ca	0.564%	(c)	10/25/46	608	144,743
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Ba2	0.495%	(c)	02/20/47	5,563	2,158,203
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.494%	(c)	05/25/47	4,084	1,527,545
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Ba3	5.364%	(c)	10/20/35	795	383,580
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	B2	0.654%	(c)	03/25/36	958	176,741
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	Caa2	0.664%	(c)	02/25/36	525	95,243
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Caa3	5.752%	(c)	05/20/36	1,596	808,572
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A5B	Caa1	6.30%		07/25/36	900	448,653
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	Caa3	0.633%	(c)	07/19/45	596	147,159
Fannie Mae, Series 2001-29, Class Z	Aaa	6.50%		07/25/31	193	203,744
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	2.838%	(c)	07/25/44	2,017	1,995,214
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	2.638%	(c)	10/25/44	1,337	1,314,894
Freddie Mac, Series 3346, Class FA	Aaa	0.549%	(c)	02/15/19	7,718	7,571,225
Government Lease Trust, Series 1999-C1A, Class B2, 144A	AAA(d)	4.00%		05/18/11	1,500	1,550,043

SEE NOTES TO FINANCIAL STATEMENTS.

A45

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	0.968%	(c)	02/16/30	$14	$13,914
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	Caa2	0.584%	(c)	04/25/36	775	236,416
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.394%	(c)	10/25/46	2,050	1,686,664
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.47%	(c)	09/25/35	4,557	3,830,850
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Ca	0.563%	(c)	09/19/46	785	192,740
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	B2	0.403%	(c)	01/19/38	636	587,201
Homebanc Mortgage Trust, Series 2006-2, Class A1	Baa3	0.494%	(c)	12/25/36	881	382,739
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	B3	0.394%	(c)	01/25/37	104	97,793
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	Aaa	4.129%	(c)	01/25/32	4	2,712
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	B1	5.268%	(c)	06/25/35	654	399,593
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	B2	5.099%	(c)	09/25/35	665	410,993
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.554%	(c)	09/25/46	870	184,207
Lehman XS Trust, Series 2006-16N, Class A4B	Ca	0.554%	(c)	11/25/46	852	237,665
Lehman XS Trust, Series 2006-GP2, Class 3A2	Ca	0.544%	(c)	06/25/46	764	130,694
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%		09/25/33	1,956	1,862,261
Mastr Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	Aaa	8.00%		07/25/35	1,254	1,380,570
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Caa3	0.614%	(c)	03/25/37	1,000	348,862
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A	Aaa	0.389%	(c)	06/15/22	1,109	776,157
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	CCC(d)	5.846%	(c)	04/25/37	1,734	983,639
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	A3	0.524%	(c)	02/25/36	2,152	1,159,603
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	B3	5.726%		10/25/36	600	414,696
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Caa3	0.674%	(c)	04/25/37	1,800	655,225
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%		03/25/47	700	411,300
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.82%		03/25/47	700	406,947
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Aa2	0.574%	(c)	07/25/35	670	459,993
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	Caa2	0.544%	(c)	05/25/37	1,179	243,426
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.50%		03/25/32	254	255,751
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	A(d)	5.95%	(c)	02/25/36	638	337,644
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.574%	(c)	05/25/46	594	133,414
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	Caa3	0.574%	(c)	05/25/46	798	174,704
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	B1	0.434%	(c)	08/25/36	4,771	1,907,407
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aaa	0.994%	(c)	04/25/43	299	244,289
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Caa1	2.31%	(c)	05/25/46	3,704	1,432,783
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Aaa	2.54%	(c)	11/25/42	478	274,846
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aaa	5.38%	(c)	02/25/33	33	27,698
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	4.478%	(c)	09/25/33	489	440,185
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	0.854%	(c)	12/25/27	7,687	5,738,604
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	A1	0.803%	(c)	11/25/34	1,499	503,933
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.604%	(c)	10/25/45	2,637	1,379,507
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Baa3	0.724%	(c)	11/25/45	700	170,795
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Baa3	0.724%	(c)	12/25/45	700	164,351
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	CCC(d)	5.929%	(c)	09/25/36	968	622,940
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.575%	(c)	12/25/36	279	179,258
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa1	2.16%	(c)	12/25/46	1,633	552,236

SEE NOTES TO FINANCIAL STATEMENTS.

A46

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa1	2.15%	(c)	12/25/46	$2,262	$881,025
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Ba3	2.88%	(c)	12/25/46	554	235,663
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	CCC(d)	5.293%	(c)	01/25/37	1,206	703,258
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	B(d)	5.468%	(c)	04/25/37	3,695	2,209,250
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A	AAA(d)	6.50%		08/25/34	2,513	2,078,960
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	2.877%	(c)	02/27/34	837	685,014

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $90,763,867)						63,292,385

CORPORATE BONDS — 30.6%
Aerospace — 0.2%
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.29%		07/01/16	2,200	2,248,396

Airlines
United AirLines, Inc., Pass-Through Certificates(i)(g)	NR	9.21%		01/21/17	81	219

Automobile Manufacturers — 0.3%
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	5.75%		09/08/11	3,400	3,469,339

Building Materials — 0.5%
Lennar Corp., Gtd. Notes	B3	5.95%		10/17/11	5,000	4,650,000

Consumer Products & Services — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	10.60%		04/15/19	800	920,030

Diversified — 2.0%
C10 Capital SPV Ltd., Debs., 144A	CCC(d)	6.722%	(c)	12/31/49	2,500	1,279,150
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.25%		12/06/17	3,800	3,731,771
iStar Financial, Inc., Sr. Unsec’d. Notes	Caa1	5.80%		03/15/11	1,000	605,000
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands)	A1	0.956%	(c)	08/14/09	14,700	14,686,755

						20,302,676

Financial – Bank & Trust — 12.1%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13	6,000	5,888,214
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)	Aa2	6.20%		07/19/13	11,500	11,846,978
Bank of America Corp., FDIC Gtd. Notes	Aaa	2.375%		06/22/12	6,300	6,363,013
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(g)	Baa1	10.179%		06/12/21	11,120	11,489,629
Citigroup, Inc., FDIC Gtd. Notes	Aaa	2.125%		04/30/12	9,800	9,843,022
Citigroup, Inc., Jr. Sub. Notes	Ca	8.40%	(c)	04/29/49	7,600	5,700,532
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13	8,900	8,341,481
Credit Suisse / New York NY, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa1	5.00%		05/15/13	7,800	7,974,119
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	4.875%		05/20/13	1,000	1,026,472
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17	4,900	4,998,549
Fortis Bank Nederland Holding NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	1.737%	(c)	06/10/11	EUR 2,300	3,245,096
ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands)	Aaa	3.90%		03/19/14	5,700	5,802,800
JPMorgan Chase & Co., FDIC Gtd. Notes	Aaa	2.20%		06/15/12	1,200	1,206,073
JPMorgan Chase & Co., FDIC Gtd. Notes	Aaa	3.125%		12/01/11	700	724,116
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	1.418%	(c)	06/09/11	EUR 1,800	2,520,197
National Australia Bank Ltd., Sr. Notes, 144A (Australia)	Aa1	1.424%	(c)	02/08/10	7,600	7,598,586
NIBC Bank NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	3.625%		12/19/11	EUR 1,900	2,750,593
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.32%	(c)	04/08/11	7,200	7,189,466
Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)	Aaa	2.80%		02/10/12	20,000	20,239,120

						124,748,056

SEE NOTES TO FINANCIAL STATEMENTS.

A47

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Financial Services — 9.7%
American Express Co., Sr. Unsec’d. Notes	A3	7.00%		03/19/18	$12,200	$11,846,664
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13	4,500	4,468,360
CitiFinancial, Inc., Sr. Unsec’d. Notes	A3	6.625%		06/01/15	600	539,029
Citigroup Capital XXI, Gtd. Notes	Baa3	8.30%	(c)	12/21/57	11,000	8,578,075
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	2.20%		06/08/12	6,900	6,935,349
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%		01/14/38	15,800	12,503,914
General Electric Capital Corp., Sub. Notes, 144A	Aa3	6.50%	(c)	09/15/67	GBP 7,500	7,403,386
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	Ca	6.75%		12/01/14	10,500	8,072,148
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	Ca	6.875%		08/28/12	10,800	8,801,773
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	Ca	8.00%		11/01/31	600	410,967
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.35%		01/15/16	1,300	1,239,442
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.75%		10/01/16	6,000	5,874,906
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17	7,300	7,222,817
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13	16,800	2,541,000
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	7,600	7,034,226
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.75%		04/15/11	2,000	2,095,136
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.95%		12/28/17	3,000	2,878,680
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.00%		04/28/15	300	299,217
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%		10/13/10	430	463,884
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Baa1	5.265%		06/15/11	1,322	1,273,304

						100,482,277

Healthcare – Services — 0.1%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	6.00%		06/15/17	1,100	1,033,273
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16	200	197,000

						1,230,273

Insurance — 2.1%
American International Group, Inc., Jr. Sub. Debs., 144A	Ba2	8.175%	(c)	05/15/58	14,000	3,994,144
American International Group, Inc., Sr. Unsec’d. Notes, 144A	A3	8.25%		08/15/18	11,000	6,473,577
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	1.585%	(c)	07/19/13	EUR 3,100	2,175,332
ASIF III Jersey Ltd., Sr. Sec’d. Notes, MTN (Japan)	A1	0.95%		07/15/09	JPY 875,000	8,945,127

						21,588,180

Oil, Gas & Consumable Fuels — 0.1%
El Paso Corp., Notes	Ba3	7.80%		08/01/31	850	693,353
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11	200	196,175

						889,528

Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.00%		01/15/15	900	841,500
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.125%		01/15/17	1,300	1,209,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	7.75%		11/15/29	3,000	2,347,500

						4,398,000

Telecommunications — 1.2%
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16	6,000	5,859,552
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%		06/15/15	7,000	6,580,000

						12,439,552

Tobacco — 0.4%
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16	4,000	4,011,988

Utilities — 1.4%
Edison Mission Energy, Sr. Unsec’d. Notes	B2	7.625%		05/15/27	1,600	1,024,000
Illinois Power Co., Sr. Sec’d. Notes	Baa3	6.25%		04/01/18	14,300	13,542,529

						14,566,529

TOTAL CORPORATE BONDS (cost $366,827,627)						315,945,043

SEE NOTES TO FINANCIAL STATEMENTS.

A48

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

FOREIGN GOVERNMENT BONDS — 1.0%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Republic of Brazil, Sr. Unsec’d. Notes (Brazil) (cost $10,356,232)	Ba1	12.50%		01/05/22	BRL 18,300		$10,366,420

MUNICIPAL BONDS — 8.5%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	Aa1	4.75%		01/01/32	1,000	(f)	995,790
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	AA(d)	8.53%	(c)	01/01/32	500		469,080

							1,464,870

California — 3.1%
State of California, General Obligation Bonds	A2	4.50%		08/01/28	100		79,415
State of California, General Obligation Bonds	A2	5.65%	(c)	04/01/39	2,200		2,175,470
State of California, General Obligation Bonds	A2	5.95%		04/01/16	2,000		1,920,900
State of California, General Obligation Bonds	A2	7.50%		04/01/34	9,200		8,456,916
State of California, General Obligation Bonds	A2	7.55%		04/01/39	20,200		18,461,184
University of California, Revenue Bonds	Aa2	5.00%		05/15/37	500		476,855

							31,570,740

Georgia — 0.1%
Georgia State Road & Tollway Authority, Revenue Bonds	Aaa	5.00%		03/01/21	700		727,412

Illinois — 2.4%
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.899%		12/01/40	4,400		4,760,272
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%		12/01/40	12,200		12,913,822
Illinois Finance Authority, Revenue Bonds	Aa1	5.75%		07/01/33	4,900		5,171,068
Illinois State, General Obligation Bond	A1	5.00%		11/01/22	300		304,203
Regional Transportation Authority, Series A, Revenue Bonds	Aa2	5.00%		07/01/25	1,600		1,654,880

							24,804,245

Massachusetts — 1.5%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.00%		07/01/36	5,100		5,660,286
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.50%		11/15/36	6,500		6,971,055
Massachusetts Water resources Authority, Series J, Revenue Bonds	Aa2	5.00%		08/01/32	2,500	(f)	2,515,475

							15,146,816

New York — 0.9%
New York City Municipal Water Finance Authority, Revenue Bonds	Aa3	5.75%		06/15/40	300		318,273
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	4.75%		07/15/33	10,000		9,584,800

							9,903,073

Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%		06/01/32	1,205		992,040
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25%		06/01/42	400		309,044

							1,301,084

Washington — 0.3%
Pierce County School District No. 3, General Obligations Bonds	Aa1	5.00%		12/01/23	3,000		3,122,760

TOTAL MUNICIPAL BONDS (cost $87,714,733)							88,041,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Federal Home Loan Banks, Bonds		3.375%		06/24/11	1,100		1,140,855
Federal Home Loan Mortgage Corp., Notes		0.896%	(c)	05/05/11	4,959		4,958,162
Federal Home Loan Mortgage Corp., Notes		0.926%	(c)	05/04/11	858		859,740
Federal Home Loan Mortgage Corp., Notes		1.125%		06/01/11	6,800		6,786,883
Federal Home Loan Mortgage Corp., Notes		1.625%		04/26/11	4,800		4,836,542
Federal Home Loan Mortgage Corp., Notes		5.25%		07/18/11	600		647,333
Residual Funding, PO Bonds		4.201%	(s)	10/15/19	7,600		4,804,272

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,205,614)							24,033,787

SEE NOTES TO FINANCIAL STATEMENTS.

A49

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 46.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal Home Loan Mortgage Corp.	5.50%		07/01/37-12/01/38	$30,803	$31,841,347
Federal National Mortgage Assoc.	4.00%		TBA	16,000	15,457,500
Federal National Mortgage Assoc.	4.121%	(c)	05/01/36	64	63,836
Federal National Mortgage Assoc.	4.50%		02/01/23-08/01/35	65,082	65,956,743
Federal National Mortgage Assoc.(k)	4.50%		08/01/35	2,234	2,232,096
Federal National Mortgage Assoc.	4.647%	(c)	12/01/36	1,479	1,487,757
Federal National Mortgage Assoc.	4.924%	(c)	07/01/37	767	790,337
Federal National Mortgage Assoc.	4.987%	(c)	06/01/35	1,157	1,201,686
Federal National Mortgage Assoc.	5.00%		06/01/23-11/01/33	39,758	40,677,454
Federal National Mortgage Assoc.	5.50%		09/01/32-01/01/39	143,294	148,442,063
Federal National Mortgage Assoc.	6.00%		04/01/16-01/01/39	54,405	56,947,737
Government National Mortgage Assoc.	4.50%		09/15/33	34	33,946
Government National Mortgage Assoc.	4.625%	(c)	08/20/24-08/20/27	127	130,494
Government National Mortgage Assoc.	5.375%	(c)	04/20/25-05/20/25	38	38,693
Government National Mortgage Assoc.	5.50%		06/15/36-01/15/39	10,986	11,363,747
Government National Mortgage Assoc.	6.00%		TBA	10,000	10,415,620
Government National Mortgage Assoc.	6.00%		06/15/37-12/15/38	48,730	50,822,415
Government National Mortgage Assoc.	6.50%		12/15/33-10/15/38	40,336	42,835,412
Government National Mortgage Assoc.	9.00%		07/15/30-08/15/30	2	2,501

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $466,237,990)					480,741,384

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds	8.125%		08/15/19	20,800	28,518,755
U.S. Treasury Bonds	8.75%		05/15/17	27,000	36,973,125
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.00%		07/15/14	4,800	5,556,875
U.S. Treasury Notes(k)	0.875%		04/30/11	3,080	3,070,976

TOTAL U.S. TREASURY OBLIGATIONS (cost $75,590,001)					74,119,731

TOTAL LONG-TERM INVESTMENTS (cost $1,164,304,107)					1,096,213,571

SHORT-TERM INVESTMENTS — 8.1%
REPURCHASE AGREEMENTS(m) — 7.8%
Credit Suisse Securities (USA) LLC, 0.07%, dated 06/30/09, due 07/01/09 in the amount of $4,000,008 (cost $4,000,000; the value of collateral plus interest was $4,093,729)				4,000	4,000,000
JPMorgan Securities, Inc., 0.09%, dated 06/30/09, due 07/01/09 in the amount of $75,900,190 (cost $75,900,000; the value of collateral plus interest was $75,534,000)				75,900	75,900,000

TOTAL REPURCHASE AGREEMENTS (cost $79,900,000)					79,900,000

U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills	0.104%		07/16/09	900	899,981
U.S. Treasury Bills	0.108%		07/23/09	280	279,987
U.S. Treasury Bills	0.11%		07/16/09	220	219,990

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,399,958)					1,399,958

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Dryden Core Investment Fund — Taxable Money Market Series (cost $2,465,894) (Note 4)(w)				2,465,894	2,465,894

TOTAL SHORT-TERM INVESTMENTS (cost $83,765,852)					83,765,852

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 114.3% (cost $1,248,069,959)					1,179,979,423

SEE NOTES TO FINANCIAL STATEMENTS.

A50

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

OPTIONS WRITTEN*	Interest Rate	Maturity Date	Contracts/ Notional Amounts (000)#	Value (Note 2)
Put Options
90 Day Euro Dollar Futures,
expiring 09/14/2009, Strike Price $98.50			$197,000	$(8,619)
expiring 12/14/2009, Strike Price $98.63			101,000	(27,144)
Interest Rate Swap Option,
expiring 12/15/2009 @ 2.95%			2,800	(6,658)
expiring 12/15/2009 @ 2.95%			300	(713)

TOTAL OPTIONS WRITTEN (premium received $98,330)				(43,134)

			Principal Amount (000)#
SECURITIES SOLD SHORT — (13.2)%
U.S. Treasury Obligations — (6.3)%
U.S. Treasury Bonds	8.125%	08/15/19	$20,800	(28,518,755)
U.S. Treasury Bonds	8.75%	05/15/17	27,000	(36,973,125)

				(65,491,880)

U.S. Government Mortgage-Backed Obligations — (6.9)%
Federal Home Loan Mortgage Corp.	5.50%	TBA	17,000	(17,547,196)
Federal National Mortgage Assoc.	5.00%	TBA	27,000	(27,489,375)
Federal National Mortgage Assoc.	5.50%	TBA	14,200	(14,856,750)
Government National Mortgage Assoc.	6.50%	TBA	11,000	(11,670,318)

				(71,563,639)

TOTAL SECURITIES SOLD SHORT (proceeds received $137,583,771)				(137,055,519)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 101.1% (cost $1,110,387,858)				1,042,880,770
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.1)%				(11,542,378)

NET ASSETS — 100.0%				$1,031,338,392

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation
FSB	Federal Savings Bank
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PO	Principle Only
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $1,750,000 and $1,750,000, respectively.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2009.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps agreements as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
748	90 Day Euro Dollar	Dec 09	$184,754,612	$185,307,650	$553,038
1,687	90 Day Euro Dollar	Mar 10	408,904,087	416,794,437	7,890,350
239	90 Day Euro Dollar	Jun 10	58,913,500	58,826,862	(86,638)
151	90 Day Euro EURIBOR	Jun 10	51,913,114	52,115,897	202,783
759	90 Day Euro EURIBOR	Sep 10	260,623,290	261,121,533	498,243
81	90 Day Sterling	Dec 09	15,779,762	16,434,406	654,644
80	90 Day Sterling	Sep 10	16,047,867	16,019,282	(28,585)
886	90 Day Sterling	Dec 10	177,291,966	176,484,297	(807,669)

					$8,876,166 (1)

(1)	Securities with a market value of $5,303,071 have been segregated with the broker to cover requirements for open futures contracts at June 30, 2009.

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/09	Goldman Sachs Group, Inc.	AUD 182	$143,020	$146,387	$3,367
Brazilian Real,
Expiring 08/04/09	HSBC Securities	BRL 17,650	8,833,840	8,945,169	111,329
Canadian Dollar,
Expiring 08/04/09	JPMorgan Securities	CAD 410	374,392	352,556	(21,836)
Chinese Yuan,
Expiring 07/15/09	Barclays Bank PLC	CNY 27,710	4,075,000	4,056,804	(18,196)
Expiring 07/15/09	Citicorp	CNY 25,721	3,771,399	3,765,601	(5,798)
Expiring 07/15/09	Deutsche Bank	CNY 28,391	4,168,400	4,156,500	(11,900)
Expiring 07/15/09	Deutsche Bank	CNY 20,186	2,962,069	2,955,347	(6,722)
Expiring 07/15/09	JPMorgan Securities	CNY 82,580	12,112,056	12,089,890	(22,166)
Expiring 07/15/09	Morgan Stanley	CNY 20,158	2,957,403	2,951,125	(6,278)
Expiring 09/08/09	Citibank	CNY 44,263	6,420,000	6,485,407	65,407
Expiring 03/29/10	Barclays Capital Group	CNY 4,561	675,004	672,530	(2,474)
Expiring 03/29/10	Citicorp	CNY 32,410	4,797,870	4,778,870	(19,000)
Expiring 03/29/10	Deutch Bank	CNY 21,668	3,210,600	3,195,045	(15,555)
Expiring 03/29/10	Deutch Bank	CNY 37	5,468	5,455	(13)
Expiring 03/29/10	HSBC Securities	CNY 31,185	4,611,100	4,598,278	(12,822)
Expiring 03/29/10	JPMorgan Securities	CNY 291	43,069	42,923	(146)
Expiring 06/07/10	Barclays Capital Group	CNY 13,562	2,013,000	2,004,282	(8,718)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 06/07/10	Barclays Capital Group	CNY 13,488	$2,003,000	$1,993,437	$(9,563)
Expiring 06/07/10	Citicorp	CNY 5,389	801,000	796,466	(4,534)
Expiring 06/07/10	Citicorp	CNY 4,384	651,000	647,892	(3,108)
Expiring 06/07/10	Deutch Bank	CNY 8,135	1,208,000	1,202,233	(5,767)
Expiring 06/07/10	HSBC Securities	CNY 21,541	3,200,000	3,183,540	(16,460)
Expiring 06/07/10	JPMorgan Securities	CNY 23,562	3,500,000	3,482,256	(17,744)
Expiring 06/07/10	JPMorgan Securities	CNY 5,019	745,000	741,774	(3,226)
Euro,
Expiring 07/27/09	Barclays Capital Group	EUR 183	255,351	256,726	1,375
Expiring 07/27/09	BNP Peregrine	EUR 520	720,000	729,901	9,901
Indian Rupee,
Expiring 07/06/09	Citicorp	INR 6,464	134,944	134,862	(82)
Expiring 07/06/09	Citicorp	INR 1,691	35,313	35,291	(22)
Malaysian Ringgitt,
Expiring 08/12/09	Barclays Bank PLC	MYR 4,741	1,340,000	1,346,679	6,679
Expiring 08/12/09	Barclays Bank PLC	MYR 2,314	650,000	657,210	7,210
Expiring 08/12/09	Barclays Bank PLC	MYR 998	279,787	283,606	3,819
Mexican Peso,
Expiring 11/27/09	JPMorgan Securities	MXN 322	23,842	23,935	93

			$76,720,927	$76,717,977	$(2,950	)(1)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/04/09	HSBC Securities	BRL 17,650	$7,970,202	$8,945,169	$(974,967)
British Pound,
Expiring 08/06/09	Chase Securities, Inc.	GBP 5,852	9,673,591	9,627,377	46,214
Chinese Yuan,
Expiring 07/15/09	Barclays Bank PLC	CNY 43,472	6,237,000	6,364,378	(127,378)
Expiring 07/15/09	Barclays Bank PLC	CNY 15,356	2,200,000	2,248,152	(48,152)
Expiring 07/15/09	JPMorgan Securities	CNY 42,761	6,100,000	6,260,303	(160,303)
Expiring 07/15/09	JPMorgan Securities	CNY 25,105	3,620,000	3,675,382	(55,382)
Expiring 07/15/09	JPMorgan Securities	CNY 25,089	3,619,000	3,673,042	(54,042)
Expiring 07/15/09	JPMorgan Securities	CNY 22,233	3,207,000	3,254,890	(47,890)
Expiring 07/15/09	JPMorgan Securities	CNY 11,033	1,592,000	1,615,191	(23,191)
Expiring 07/15/09	JPMorgan Securities	CNY 10,024	1,446,000	1,467,593	(21,593)
Expiring 07/15/09	JPMorgan Securities	CNY 9,674	1,396,000	1,416,335	(20,335)
Expiring 09/08/09	Citicorp	CNY 25,721	3,779,712	3,768,654	11,058
Expiring 09/08/09	Deutch Bank	CNY 20,186	2,970,350	2,957,743	12,607
Expiring 09/08/09	Morgan Stanley	CNY 20,158	2,963,708	2,953,517	10,191
Expiring 03/29/10	Deutch Bank	CNY 28,112	4,168,400	4,145,131	23,269
Euro,
Expiring 07/27/09	Barclays Capital Group	EUR 6,229	8,691,698	8,738,508	(46,810)
Expiring 07/27/09	Goldman Sachs Group, Inc.	EUR 788	1,104,701	1,105,465	(764)
Expiring 07/27/09	Goldman Sachs Group, Inc.	EUR 183	258,656	256,726	1,930
Expiring 07/27/09	Royal Bank of Scotland	EUR 4,092	5,738,990	5,742,304	(3,314)
Indian Rupee,
Expiring 07/06/09	Citicorp	INR 4,337	82,500	90,489	(7,989)
Expiring 07/06/09	Citicorp	INR 3,818	73,259	79,665	(6,406)
Expiring 10/06/09	Citicorp	INR 6,464	133,854	133,887	(33)
Expiring 10/06/09	Citicorp	INR 1,705	35,313	35,321	(8)
Japanese Yen,
Expiring 07/22/09	BT Alex Brown	JPY 854,827	8,904,448	8,875,818	28,630
Malaysian Ringgitt,
Expiring 08/12/09	Chase Securities, Inc.	MYR 8,124	2,216,057	2,307,677	(91,620)
Mexican Peso,
Expiring 11/27/09	Citicorp	MXN 414	27,776	30,764	(2,988)

			$88,210,215	$89,769,481	$(1,559,266	)(1)

(1)	Cash of $1,120,000 has been segregated to cover requirements for open forward foreign currency exchange contracts at June 30, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL 19,100	10.12%	Brazilian interbank lending rate	$(421,283)	$(908,034)	$486,751
UBS AG(1)	01/02/12	BRL 39,600	10.58%	Brazilian interbank lending rate	(531,554)	(187,928)	(343,626)
UBS AG(1)	10/15/10	EUR 1,400	2.15%	FRC — Excluding Tobacco — Non-Revised Consumer Price Index	80,443	144	80,299
Goldman Sachs(1)	03/17/12	GBP 58,000	3.00%	6 month LIBOR	(565,383)	40,069	(605,452)

					$(1,437,777)	$(1,055,749)	$(382,028	)(7)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Bear Stearns International Ltd.	05/25/46	$13,172	0.11%	ABX.HE.AAA.06-2 Index	$(8,934,506)	$(2,860,052)	$(6,074,454)
Credit Suisse International, LTD.	05/25/46	1,197	0.11%	ABX.HE.AAA.06-2 Index	(793,269)	(249,893)	(543,376)
Credit Suisse International, LTD.	08/25/37	11,900	0.09%	ABX.HE.AAA.07-1 Index	(8,914,538)	(4,668,823)	(4,245,715)
Credit Suisse International, LTD.	08/25/37	19,900	0.15%	ABX.HE.AAA.07-1 Index	(19,302,585)	(13,298,817)	(6,003,768)
Citigroup	01/25/38	14,700	0.76%	ABX.HE.AAA.07-2 Index	(11,019,349)	(4,754,534)	(6,264,815)
Citigroup	06/20/12	10,002	0.47%	Dow Jones CDX HY-8 Index	(495,345)	—	(495,345)
Citigroup	06/20/12	28,200	2.11%	Dow Jones CDX HY-8 Index	(6,506,402)	—	(6,506,402)
Citigroup	06/20/12	10,700	2.14%	Dow Jones CDX HY-8 Index	(2,457,478)	—	(2,457,478)
Citigroup	06/20/12	2,700	2.18%	Dow Jones CDX HY-8 Index	(617,561)	—	(617,561)
Merill Lynch & Co.	06/20/12	15,400	2.08%	Dow Jones CDX HY-8 Index	(3,561,870)	—	(3,561,870)
Morgan Stanley & Co.	12/20/15	8,140	0.46%	Dow Jones CDX IG5 Index	(1,559,334)	—	(1,559,334)
Morgan Stanley & Co.	12/20/15	19,000	0.46%	Dow Jones CDX IG5 Index	(3,634,584)	—	(3,634,584)

					$(67,796,821)	$(25,832,119)	$(41,964,702	)(7)

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2009(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection(1)
Barclays Bank PLC	09/20/13	$2,500	1.75%	Deutsche Bank AG, 4.875%, due 05/20/13	1.392%	$36,384	$—	$36,384
Merrill Lynch & Co.	02/25/34	935	2.25%	Long Beach Mortgage Loan Trust 2004-1, 6.71% , due 02/25/34(6)	52.000%	(479,801)	—	(479,801)

						$(443,417)	$—	$(443,417	)(7)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps — Buy Protection (2)
UBS AG	06/20/17	$1,100	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	$(4,290)	$—	$(4,290)
Barclays Bank PLC	06/20/15	700	0.15%	CitiFinancial, 6.625%, due 06/01/15	121,568	—	121,568
Barclays Bank PLC	09/20/11	3,400	0.58%	DaimlerChrysler NA, 5.75%, due 09/08/11	70,485	—	70,485
Merill Lynch & Co.	12/20/11	2,500	0.00%	Dow Jones CDX HY-7 Index	2,207,763	457,979	1,749,784
Deutsche Bank	06/20/18	9,272	1.50%	Dow Jones CDX IG10 10Y Index	60,134	(137,884)	198,018
Goldman Sachs	06/20/18	43,139	1.50%	Dow Jones CDX IG10 10Y Index	279,782	(1,157,008)	1,436,790
Morgan Stanley & Co.	06/20/18	45,774	1.50%	Dow Jones CDX IG10 10Y Index	296,873	(1,078,023)	1,374,896
Deutsche Bank	06/20/14	59,500	1.00%	Dow Jones CDX IG12 5Y Index	843,163	1,956,827	(1,113,664)
Morgan Stanley & Co.	12/20/12	11,400	0.14%	Dow Jones CDX IG5 Index	1,163,361	—	1,163,361
Morgan Stanley & Co.	12/20/12	26,700	0.14%	Dow Jones CDX IG5 Index	2,724,713	—	2,724,713
Bank of America Securities LLC	06/20/12	139,470	0.35%	Dow Jones CDX IG8 Index	5,535,014	526,467	5,008,547
Barclays Bank PLC	12/20/17	8,686	0.80%	Dow Jones CDX IG9 10Y Index	459,081	96,397	362,684
Goldman Sachs	12/20/17	11,126	0.80%	Dow Jones CDX IG9 10Y Index	588,036	164,466	423,570
Morgan Stanley & Co.	12/20/17	33,086	0.80%	Dow Jones CDX IG9 10Y Index	1,748,634	710,254	1,038,380
Royal Bank of Scotland PLC	12/20/17	3,221	0.80%	Dow Jones CDX IG9 10Y Index	170,221	41,352	128,869
Deutsche Bank	03/20/14	900	1.27%	Embarq Corp., 7.082%, due 06/01/16	(11,172)	59	(11,231)
Deutsche Bank	03/20/14	2,200	1.43%	Embarq Corp., 7.082%, due 06/01/16	(42,368)	—	(42,368)
Morgan Stanley & Co.	03/20/14	800	1.30%	Embarq Corp., 7.082%, due 06/01/16	(10,993)	108	(11,101)
Deutsche Bank	09/20/16	2,200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	3,556	—	3,556
Barclays Bank PLC	03/20/11	1,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	375,487	—	375,487
Goldman Sachs	02/25/34	935	2.00%	Long Beach Mortgage Loan Trust 2004-1, 6.71% , due 02/25/34(6)	482,194	—	482,194
Bear Stearns International Ltd.	10/13/46	4,774	1.40%	Mercury CDO, Ltd., 4.19%, due 07/27/48(6)	4,476,015	(56,029)	4,532,044
UBS AG	06/20/17	800	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	50,803	—	50,803
Merrill Lynch & Co.	04/15/20	1,800	1.95%	Race Point CLO, 7.01%, due 04/15/20	1,487,926	5,216	1,482,710
Merrill Lynch & Co.	04/15/20	2,500	4.03%	Race Point CLO, 9.61%, due 04/15/20	2,145,239	15,524	2,129,715
Merrill Lynch & Co.	12/15/19	1,600	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19	1,289,271	9,881	1,279,390
Merrill Lynch & Co.	12/15/19	1,957	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19	1,302,880	8,861	1,294,019

					$27,813,376	$1,564,447	$26,248,929 (7)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Variable rate, displayed rate is as of 6/30/09.

(7)	Cash of $6,300,000 has been segregated to cover requirements for open swap agreements at June 30, 2009.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$4,397,954	$1,520,905
Bank Loans	—	33,754,962	—
Collateralized Mortgage Obligations	—	63,292,385	—
Corporate Bonds	—	315,945,043	—
U.S. Treasury Obligations	—	75,519,689	—
U.S. Government Agencies Obligations	—	24,033,787	—
U.S. Government Mortgage-Backed Obligations	—	480,741,384	—
Municipal Bonds	—	88,041,000	—
Foreign Government Bonds	—	10,366,420	—
Repurchase Agreement	—	79,900,000	—
Affiliated Money Market Mutual Fund	2,465,894	—	—
Options Written	—	(43,134)	—
Securities Sold Short—U.S. Treasury Obligations	—	(65,491,880)	—
Securities Sold Short—U.S. Government Mortgage-Back Obligations	—	(71,563,639)	—

	2,465,894	1,038,893,971	1,520,905
Other Financial Instruments*	8,876,166	(28,901,611)	10,798,177

Total	$11,342,060	$1,009,992,360	$12,319,082

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Options Written	Asset-Backed Securities	Other Financial Instruments
Balance as of 12/31/08	$1	$1,633,245	$10,615,230
Accrued discounts/premiums	—	144,244	(544,713)
Realized gain (loss)	—	12,901	—
Change in unrealized appreciation (depreciation)	(1)	(269,485)	727,660
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/09	$—	$1,520,905	$10,798,177

SEE NOTES TO FINANCIAL STATEMENTS.

A56

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

U.S. Government Mortgage-Backed Obligations	46.6%
Financial – Bank & Trust	12.1
Financial Services	9.7
Municipal Bonds	8.5
Repurchase Agreements	7.8
U.S. Treasury Obligations	7.3
Collateralized Mortgage Obligations	6.1
Bank Notes	3.3
U.S. Government Agency Obligations	2.3
Insurance	2.1
Diversified	2.0
Utilities	1.4
Telecommunications	1.2
Foreign Government Bonds	1.0
Asset-Backed Securities	0.6
Building Materials	0.5
Paper & Forest Products	0.4
Tobacco	0.4
Automobile Manufacturers	0.3
Affiliated Money Market Mutual Fund	0.2
Aerospace	0.2
Healthcare – Services	0.1
Consumer Products & Services	0.1
Oil, Gas & Consumable Fuels	0.1

114.3
Options Written and Securities Sold Short	(13.2)
Other liabilities in excess of other assets	(1.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$9,799,058	*	Due to broker-variation margin	$922,892	*
Interest rate contracts	Unrealized appreciation on swap agreements	567,050		Unrealized depreciation on swap agreements	949,078
Interest rate contracts	Premiums paid for swap agreements	40,213		Premiums received for swap agreements	1,095,962
Interest rate contracts	—	—		Written options outstanding, at value	43,134
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	343,079		Unrealized depreciation on foreign currency forward contracts	1,905,295
Credit contracts	Unrealized appreciation on swap agreements	27,467,967		Unrealized depreciation on swap agreements	43,627,157
Credit contracts	Premiums paid for swap agreements	3,993,391		Premiums received for swap agreements	28,261,063

Total		$42,210,758			$76,804,581

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(491,891)	$10,243,714	$729,510	$(7,581,887)	$—	$2,899,446
Foreign exchange contracts	504,034	—	—	—	(6,335,618)	(5,831,584)
Credit contracts	—	—	—	13,372,500	—	13,372,500
Equity contracts	—	—	(25,356)	—	—	(25,356)

Total	$12,143	$10,243,714	$704,154	$5,790,613	$(6,335,618)	$10,415,006

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(824,875)	$(8,127,077)	$44,554	$38,292,139	$—	$29,384,741
Foreign exchange contracts	—	—	—	—	(172,511)	(172,511)
Credit contracts	—	—	—	(25,588,398)	—	(25,588,398)

Total	$(824,875)	$(8,127,077)	$44,554	$12,703,741	$(172,511)	$3,623,832

SEE NOTES TO FINANCIAL STATEMENTS.

A58

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value:
Unaffiliated investments (cost $1,245,604,065)	$1,177,513,529
Affiliated investments (cost $2,465,894)	2,465,894
Foreign currency, at value (cost $6,687,532)	6,705,431
Cash	346,195
Deposit with broker	7,990,000
Receivable for investments sold	915,995,117
Unrealized appreciation on swap agreements	28,035,017
Dividends and interest receivable	8,718,490
Premiums paid for swap agreements	4,033,604
Unrealized appreciation on foreign currency forward contracts	343,079
Receivable for Series shares sold	191,897
Prepaid expenses	1,760

Total Assets	2,152,340,013

LIABILITIES
Payable for investments purchased	881,761,429
Securities sold short, at value (proceeds received $137,583,771)	137,055,519
Unrealized depreciation on swap agreements	44,576,235
Premiums received for swap agreements	29,357,025
Due to broker	22,530,000
Payable for floating rate notes issued	1,750,000
Unrealized depreciation on foreign currency forward contracts	1,905,295
Interest payable on investments sold short	936,634
Management fee payable	505,119
Accrued expenses and other liabilities	318,239
Due to broker-variation margin	260,362
Written options outstanding, at value (premium received $98,330)	43,134
Deferred trustees’ fees	2,035
Affiliated transfer agent fees payable	595

Total Liabilities	1,121,001,621

NET ASSETS	$1,031,338,392

Net assets were comprised of:
Paid-in capital	$1,053,595,660
Retained earnings	(22,257,268)

Net assets, June 30, 2009	$1,031,338,392

Net asset value and redemption price per share, $1,031,338,392 / 93,325,321 outstanding shares of beneficial interest	$11.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Interest income	$31,748,104
Unaffiliated dividend income	76,125
Affiliated dividend income	27,004

31,851,233

EXPENSES
Management fee	2,994,535
Interest expense (Note 2)	539,741
Custodian’s fees and expenses	294,000
Audit fee	29,000
Shareholders’ reports	19,000
Trustees’ fees	11,000
Insurance expenses	10,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	5,512

Total expenses	3,916,788

NET INVESTMENT INCOME	27,934,445

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	13,456,990
Futures transactions	10,243,714
Options written transactions	704,154
Swap agreement transactions	5,790,613
Short sale transactions	6,454,821
Foreign currency transactions	2,768,494

39,418,786

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	(20,242,631)
Futures	(8,127,077)
Options written	44,554
Swap agreements	12,703,741
Short sales	(766,948)
Foreign currencies	3,757,899

(12,630,462)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	26,788,324

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,722,769

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$27,934,445	$66,389,762
Net realized gain on investments and foreign currencies	39,418,786	29,556,856
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,630,462)	(100,745,035)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,722,769	(4,798,417)

DISTRIBUTIONS	(54,561,626)	(63,508,390)

SERIES SHARE TRANSACTIONS:
Series shares sold [9,868,059 and 11,356,258 shares, respectively]	107,076,480	129,682,479
Series shares issued in reinvestment of distributions [5,024,817 and 5,631,269 shares, respectively]	54,561,626	63,508,390
Series shares repurchased [15,661,794 and 45,007,508 shares, respectively]	(171,541,975)	(508,584,957)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(9,903,869)	(315,394,088)

TOTAL DECREASE IN NET ASSETS	(9,742,726)	(383,700,895)
NET ASSETS:
Beginning of period	1,041,081,118	1,424,782,013

End of period	$1,031,338,392	$1,041,081,118

SEE NOTES TO FINANCIAL STATEMENTS.

A59

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.8%	Shares	Value (Note 2)

Aerospace & Defense — 1.8%
ITT Corp.	48,300	$2,149,350

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.(b)	14,800	771,820
Expeditors International Washington, Inc.	30,900	1,030,206

		1,802,026

Biotechnology — 0.9%
Cephalon, Inc.(a)(b)	6,400	362,560
Vertex Pharmaceuticals, Inc.(a)(b)	20,500	730,620

		1,093,180

Capital Markets — 3.2%
Eaton Vance Corp.	67,100	1,794,925
TD Ameritrade Holdings Corp.(a)	110,700	1,941,678

		3,736,603

Chemicals — 2.1%
Ecolab, Inc.	63,900	2,491,461

Commercial Services & Supplies — 2.0%
Iron Mountain, Inc.(a)(b)	84,100	2,417,875

Communications Equipment — 0.5%
Ciena Corp.(a)(b)	57,600	596,160

Computers & Peripherals — 0.9%
NetApp, Inc.(a)(b)	52,698	1,039,205

Construction & Engineering — 0.8%
Fluor Corp.	18,500	948,865

Consumer Finance — 0.9%
Alliance Data Systems Corp.(a)(b)	25,600	1,054,464

Electrical Equipment — 3.1%
Ametek, Inc.	60,700	2,099,006
Roper Industries, Inc.(b)	34,600	1,567,726

		3,666,732

Electronic Equipment & Instruments — 3.5%
Amphenol Corp. (Class A Stock)	51,700	1,635,788
Anixter International, Inc.(a)(b)	40,200	1,511,118
Avnet, Inc.(a)	44,700	940,041

		4,086,947

Energy Equipment & Services — 2.9%
Cameron International Corp.(a)(b)	64,100	1,814,030
Pride International, Inc.(a)(b)	62,500	1,566,250

		3,380,280

Food Products — 3.5%
ConAgra Foods, Inc.	74,100	1,412,346
Dean Foods Co.(a)	64,900	1,245,431
Ralcorp Holdings, Inc.(a)	24,300	1,480,356

		4,138,133

Healthcare Equipment & Supplies — 2.5%
Beckman Coulter, Inc.	28,500	1,628,490
ResMed, Inc.(a)	31,400	1,278,922

		2,907,412

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 10.9%
Community Health Systems, Inc.(a)(b)	72,200	$1,823,050
DaVita, Inc.(a)(b)	50,100	2,477,946
Express Scripts, Inc.(a)	29,900	2,055,625
Henry Schein, Inc.(a)(b)	26,900	1,289,855
Laboratory Corp. of America Holdings(a)(b)	22,000	1,491,380
Patterson Cos., Inc.(a)(b)	60,100	1,304,170
Quest Diagnostics, Inc.	44,600	2,516,778

		12,958,804

Hotels, Restaurants & Leisure — 3.1%
Darden Restaurants, Inc.	10,300	339,694
Tim Hortons, Inc.(b)	52,600	1,290,804
Yum! Brands, Inc.	62,700	2,090,418

		3,720,916

Household Products — 1.3%
Church & Dwight Co., Inc.	27,500	1,493,525

Independent Power Producers & Energy Traders — 1.3%
AES Corp. (The)(a)	129,000	1,497,690

Insurance — 1.0%
W.R. Berkley Corp.	52,700	1,131,469

Internet Software & Services — 1.7%
VeriSign, Inc.(a)(b)	109,300	2,019,864

IT Services — 2.2%
Amdocs Ltd.(a)	66,900	1,435,005
Cognizant Technology Solutions Corp.(a)	46,000	1,228,200

		2,663,205

Life Sciences, Tools & Services — 3.3%
Charles River Laboratories International, Inc.(a)(b)	39,300	1,326,375
Thermo Fisher Scientific, Inc.(a)(b)	62,900	2,564,433

		3,890,808

Machinery — 2.4%
Danaher Corp.	25,500	1,574,370
IDEX Corp.	53,930	1,325,060

		2,899,430

Media — 2.5%
Regal Entertainment Group (Class A Stock)	220,600	2,931,774

Metals & Mining — 1.9%
Cliffs Natural Resources, Inc.	27,200	665,584
Goldcorp, Inc.(b)	45,400	1,577,650

		2,243,234

Oil, Gas & Consumable Fuels — 8.4%
Denbury Resources, Inc.(a)	49,600	730,608
Newfield Exploration Co.(a)	39,000	1,274,130
Range Resources Corp.	22,600	935,866
Southwestern Energy Co.(a)	107,800	4,188,030
Ultra Petroleum Corp.(a)(b)	20,620	804,180
XTO Energy, Inc.	51,675	1,970,884

		9,903,698

SEE NOTES TO FINANCIAL STATEMENTS.

A60

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Personal Products — 1.1%
Avon Products, Inc.	51,900	$1,337,982

Pharmaceuticals — 1.0%
Mylan, Inc.(a)(b)	89,500	1,167,975

Professional Services — 1.1%
Robert Half International, Inc.	56,600	1,336,892

Real Estate Investment Trust — 3.8%
Annaly Capital Management, Inc.	298,700	4,522,317

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom Corp. (Class A Stock)(a)(b)	67,750	1,679,523
Marvell Technology Group Ltd.(a)	55,600	647,184
Maxim Integrated Products, Inc.	88,000	1,380,720
Xilinx, Inc.(b)	28,000	572,880

		4,280,307

Software — 4.2%
Check Point Software Technologies(a)	96,900	2,274,243
McAfee, Inc.(a)	40,200	1,696,038
Nuance Communications Inc.(a)	43,300	523,497
Salesforce.com, Inc.(a)	12,700	484,759
Solarwinds Inc.(a)	1,300	21,437

		4,999,974

Specialty Retail — 4.8%
Guess?, Inc.	26,700	688,326
O’Reilly Automotive, Inc.(a)(b)	19,000	723,520
PetSmart, Inc.	46,000	987,160
Ross Stores, Inc.	46,200	1,783,320
TJX Cos Inc.	49,200	1,547,832

		5,730,158

Textiles, Apparel & Luxury Goods — 1.1%
Phillips-Van Heusen Corp.	44,700	1,282,443

Wireless Telecommunication Services — 8.0%
American Tower Corp. (Class A Stock)(a)	86,400	2,724,192
Crown Castle International Corp.(a)	117,800	2,829,556
NII Holdings, Inc.(a)	202,900	3,869,303

		9,423,051

TOTAL LONG-TERM-INVESTMENTS (cost $114,960,846)		116,944,209

SHORT-TERM INVESTMENTS — 26.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market (cost $31,662,040; includes $30,348,712 of cash collateral received for securities on loan) (Note 4)(c)(d)	31,662,040	31,662,040

TOTAL INVESTMENTS — 125.5% (cost $146,622,886)		148,606,249
LIABILITIES IN EXCESS OF OTHER ASSETS — (25.5%)		(30,240,974)

NET ASSETS — 100.0%		$118,365,275

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $29,217,942; cash collateral of $30,348,712 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$116,944,209	$—	$—
Affiliated Money Market Mutual Fund	31,662,040	—	—

	148,606,249	—	—
Other Financial Instruments*	—	—	—

Total	$148,606,249	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund ( including 25.6% of collateral received for securities on loan)	26.7%
Healthcare Providers & Services	10.9
Oil, Gas & Consumable Fuels	8.4
Wireless Telecommunication Services	8.0
Specialty Retail	4.8
Software	4.2
Real Estate Investment Trusts (REITs)	3.8
Semiconductors & Semiconductor Equipment	3.6
Electronic Equipment & Instruments	3.5
Food Products	3.5
Life Sciences, Tools & Services	3.3
Capital Markets	3.2
Electrical Equipment	3.1
Hotels, Restaurants & Leisure	3.1
Energy Equipment & Services	2.9
Healthcare Equipment & Supplies	2.5
Media	2.5
Machinery	2.4
IT Services	2.2
Chemicals	2.1
Commercial Services & Supplies	2.0
Metals & Mining	1.9
Aerospace & Defense	1.8
Internet Software & Services	1.7
Air Freight & Logistics	1.5
Household Products	1.3
Independent Power Producers & Energy Traders	1.3
Personal Products	1.1
Professional Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Insurance	1.0
Pharmaceuticals	1.0
Biotechnology	0.9
Computers & Peripherals	0.9
Consumer Finance	0.9
Construction & Engineering	0.8
Communications Equipment	0.5

125.5
Liabilities in excess of other assets	(25.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A62

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $29,217,942:
Unaffiliated investments (cost $114,960,846)	$116,944,209
Affiliated investments (cost $31,662,040)	31,662,040
Cash	1,523
Dividends and interest receivable	226,711
Receivable for Series shares sold	33,654
Prepaid expenses	402

Total Assets	148,868,539

LIABILITIES
Collateral for securities on loan	30,348,712
Accrued expenses and other liabilities	84,471
Management fee payable	59,067
Payable for Series shares repurchased	8,668
Deferred trustees’ fees	1,672
Affiliated transfer agent fee payable	595
Distribution fee payable	49
Administration fee payable	30

Total Liabilities	30,503,264

NET ASSETS	$118,365,275

Net assets were comprised of:
Paid-in capital	$136,612,762
Retained earnings	(18,247,487)

Net assets, June 30, 2009	$118,365,275

Class I:
Net asset value and redemption price per share, $118,130,003 / 22,710,296 outstanding shares of beneficial interest	$5.20

Class II:
Net asset value and redemption price per share, $235,272 / 46,600 outstanding shares of beneficial interest	$5.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $554)	$768,977
Affiliated income from securities loaned, net	88,656
Affiliated dividend income	7,926

865,559

EXPENSES
Management fee	332,915
Distribution fee—Class II	268
Administration fee—Class II	161
Custodian’s fees and expenses	23,000
Shareholders’ reports	20,000
Audit fee	9,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Loan interest expense (Note 8)	18
Miscellaneous	4,958

Total expenses	405,320

NET INVESTMENT INCOME	460,239

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	(14,374,275)
Net change in unrealized appreciation (depreciation) on investments	28,972,399

NET GAIN ON INVESTMENTS	14,598,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,058,363

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$460,239	$904,839
Net realized loss on investments	(14,374,275)	(5,949,806)
Net change in unrealized appreciation (depreciation) on investments	28,972,399	(63,167,616)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,058,363	(68,212,583)

DISTRIBUTIONS:
Class I	(903,679)	(28,074,791)
Class II	(638)	(52,710)

TOTAL DISTRIBUTIONS	(904,317)	(28,127,501)

CAPITAL STOCK TRANSACTIONS (Note 7):
Series shares sold	2,406,140	6,076,143
Series shares issued in reinvestment of distributions	904,317	28,127,501
Series shares repurchased	(11,553,394)	(31,617,051)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(8,242,937)	2,586,593

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,911,109	(93,753,491)
NET ASSETS:
Beginning of period	112,454,166	206,207,657

End of period	$118,365,275	$112,454,166

SEE NOTES TO FINANCIAL STATEMENTS.

A63

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 1.0%
AAR Corp.*(a)	31,617	$507,453
Orbital Sciences Corp.*(a)	42,160	639,567
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	25,060	344,324
TransDigm Group, Inc.*(a)	9,799	354,724

		1,846,068

Airlines — 0.9%
AirTran Holdings, Inc.*(a)	216,390	1,339,454
JetBlue Airways Corp.*(a)	71,472	305,185

		1,644,639

Auto Components — 0.8%
Cooper Tire & Rubber Co.	98,500	977,120
WABCO Holdings, Inc.	27,350	484,095

		1,461,215

Automobile Manufacturers
Wabash National Corp.	2,173	1,521

Automotive Parts — 0.2%
Advance Auto Parts, Inc.	5,692	236,161
Asbury Automotive Group, Inc.	18,769	192,195

		428,356

Banks — 1.5%
Bridge Capital Holdings*(a)	11,048	69,105
Dime Community Bancshares	19,935	181,608
East West Bancorp, Inc.(a)	42,214	273,969
Hancock Holding Co.(a)	24,069	782,002
Pinnacle Financial Partners, Inc.*(a)	34,011	453,026
Sierra Bancorp(a)	7,481	94,485
Sterling Bancshares, Inc.	23,663	149,787
Trico Bancshares	19,100	296,050
UMB Financial Corp.	17,437	662,780

		2,962,812

Building Materials — 0.7%
Comfort Systems USA, Inc.	90,536	927,994
Universal Forest Products, Inc.(a)	14,564	481,923

		1,409,917

Building Products — 0.7%
Gibraltar Industries, Inc.	88,090	605,178
Simpson Manufacturing Co., Inc.	35,010	756,916

		1,362,094

Business Services — 0.3%
Resources Connection, Inc.*	31,387	538,915

Capital Markets — 1.7%
Affiliated Managers Group, Inc.*(a)	10,000	581,900
Cohen & Steers, Inc.(a)	62,160	929,292
GAMCO Investment, Inc. (Class A Stock)(a)	11,900	577,150
Raymond James Financial, Inc.	45,660	785,808
Thomas Weisel Partners Group, Inc.*	57,730	347,535

		3,221,685

Chemicals — 1.5%
Ferro Corp.	28,030	77,083
Fuller (H.B.) Co.	49,180	923,109

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals (continued)
KMG Chemicals, Inc.	44,490	$324,332
Koppers Holdings, Inc.	10,760	283,741
Minerals Technologies, Inc.	16,535	595,591
PolyOne Corp.*	228,703	619,785
Solutia, Inc.*	22,440	129,254

		2,952,895

Clothing & Apparel — 0.4%
Gymboree Corp.*	21,705	770,093

Commercial Banks — 5.1%
Cascade Financial Corp.	109,875	237,330
Central Pacific Financial Corp.	52,160	195,600
City Holding Co.	15,133	459,438
City National Corp.(a)	12,210	449,694
CoBiz Financial, Inc.(a)	128,893	826,204
Cullen/Frost Bankers, Inc.(a)	28,325	1,306,349
First Security Group, Inc.	171,540	651,852
FNB Corp.	81,646	505,389
IBERIABANK Corp.	41,144	1,621,485
KeyCorp	156,400	819,536
PAB Bankshares, Inc.*	15,670	40,115
South Financial Group, Inc. (The)	20,627	24,546
SVB Financial Group*(a)	22,180	603,740
Tompkins Trustco, Inc.	9,840	471,828
Umpqua Holdings Corp.	83,540	648,270
Wintrust Financial Corp.(a)	57,120	918,490

		9,779,866

Commercial Services — 0.6%
Interactive Data Corp.	22,032	509,820
MAXIMUS, Inc.	7,510	309,788
Monro Muffler Brake, Inc.	9,172	235,812
On Assignment, Inc.*	44,585	174,327

		1,229,747

Commercial Services & Supplies — 0.9%
Hillenbrand, Inc.	27,042	449,979
School Specialty, Inc.*	16,971	342,984
Solera Holdings, Inc.*(a)	10,598	269,189
United Stationers, Inc.*	18,530	646,326

		1,708,478

Communication Equipment — 2.1%
Bel Fuse, Inc. (Class B Stock)	14,100	226,164
Black Box Corp.	32,590	1,090,787
Digi International, Inc.*	59,640	581,490
Plantronics, Inc.	112,650	2,130,212

		4,028,653

Computer Hardware — 0.7%
Electronics for Imaging, Inc.*	92,402	985,005
MTS Systems Corp.	20,608	425,555

		1,410,560

Computer Services & Software — 1.5%
Avid Technology, Inc.*(a)	63,082	845,929
JDA Software Group, Inc.*	36,621	547,850
Monotype Imaging Holdings, Inc.*	34,453	234,625

SEE NOTES TO FINANCIAL STATEMENTS.

A64

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computer Services & Software (continued)
Parametric Technology Corp.*	73,223	$855,977
Progress Software Corp.*	16,735	354,280

		2,838,661

Computers & Peripherals — 0.2%
Rimage Corp.*	22,070	366,583

Construction — 0.6%
MDC Holdings, Inc.	14,661	441,443
Ryland Group, Inc.	39,324	659,070

		1,100,513

Construction & Engineering — 0.9%
EMCOR Group, Inc.*	38,550	775,626
Tutor Perni Corp.*(a)	52,550	912,268

		1,687,894

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*(a)	20,483	358,862

Consumer Products & Services — 0.7%
Alberto-Culver Co.(a)	10,717	272,533
Elizabeth Arden, Inc.*	51,533	449,883
Fossil, Inc.*(a)	29,418	708,386

		1,430,802

Containers & Packaging — 0.4%
AptarGroup, Inc.	21,500	726,055

Distribution/Wholesale — 0.6%
Watsco, Inc.(a)	25,261	1,236,021

Diversified Consumer Services — 0.6%
Sotheby’s(a)	16,000	225,760
Steiner Leisure Ltd. (Bahamas)*	30,590	933,913

		1,159,673

Diversified Financial Services — 1.3%
Boston Private Financial Holdings, Inc.(a)	58,380	261,543
Financial Federal Corp.	72,431	1,488,457
KBW, Inc.*(a)	22,437	645,288

		2,395,288

Diversified Machinery — 0.2%
Intermec, Inc.*	35,809	461,936

Electric Utilities — 1.0%
Great Plains Energy, Inc.(a)	11,940	185,667
NorthWestern Corp.(a)	9,270	210,985
NV Energy, Inc.	98,220	1,059,794
Portland General Electric Co.	20,580	400,898

		1,857,344

Electrical Equipment — 0.9%
EnerSys*	6,780	123,328
GrafTech International Ltd.*	33,250	376,058
Littelfuse, Inc.*	11,080	221,157
Regal-Beloit Corp.	26,770	1,063,304

		1,783,847

Electronic Components — 0.1%
Empire District Electric Co. (The)(a)	6,671	110,205

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services — 1.2%
Dril-Quip, Inc.*	26,624	$1,014,374
Gulf Island Fabrication, Inc.	10,220	161,783
ION Geophysical Corp.*(a)	86,600	222,562
Matrix Service Co.*	20,141	231,219
National Oilwell Varco, Inc.*	16,020	523,213
Superior Well Services, Inc.*(a)	18,070	107,516

		2,260,667

Environmental Services — 0.4%
Waste Connections, Inc.*	30,966	802,329

Exchange Traded Funds — 2.5%
iShares Nasdaq Biotechnology Index Fund*(a)	15,030	1,093,583
iShares Russell 2000 Value Index Fund	77,975	3,628,176

		4,721,759

Financial – Bank & Trust — 4.5%
Bank of the Ozarks, Inc.(a)	30,444	658,504
Capital City Bank Group, Inc.(a)	10,580	178,273
Community Trust Bancorp, Inc.	1,680	44,940
First Financial Bankshares, Inc.(a)	23,572	1,187,086
FirstMerit Corp.(a)	12,946	219,822
Glacier Bancorp, Inc.	42,199	623,279
NewAlliance Bancshares, Inc.	43,538	500,687
PacWest Bancorp	15,219	200,282
Prosperity Bancshares, Inc.	36,628	1,092,613
Provident Financial Services, Inc.	8,805	80,125
SCBT Financial Corp.(a)	18,669	442,269
Seacoast Banking Corp. of Florida(a)	27,791	67,532
Signature Bank/New York*(a)	91,338	2,477,087
Southcoast Financial Corp.*	13,855	83,961
Sterling Bancorp	13,016	108,684
Summit State Bank	10,312	69,606
SY Bancorp, Inc.	5,536	133,805
Texas Capital Bancshares, Inc.*	15,742	243,529
United Community Banks, Inc.*(a)	9,469	56,719
WSFS Financial Corp.	6,179	168,748

		8,637,551

Financial – Brokerage — 0.2%
Compass Diversified Holdings	37,418	302,712
Teton Advisors, Inc.*	489	—

		302,712

Financial Services — 1.8%
Apollo Investment Corp.	59,332	355,992
Ares Capital Corp.	29,967	241,534
Berkshire Hills Bancorp, Inc.	10,181	211,561
BGC Partners, Inc. (Class A Stock)	37,106	140,632
Brookline Bancorp, Inc.	51,123	476,466
Home BancShares, Inc.	15,038	286,324
Knight Capital Group, Inc. (Class A Stock)*	34,302	584,849
PennantPark Investment Corp.	50,367	357,606
RSC Holdings, Inc.*(a)	117,163	787,335

		3,442,299

Food & Staples Retailing — 0.3%
Weis Markets, Inc.	18,140	608,053

SEE NOTES TO FINANCIAL STATEMENTS.

A65

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products — 1.1%
Del Monte Foods Co.	79,680	$747,399
Nash-Finch Co.	7,128	192,884
Sensient Technologies Corp.	35,225	795,028
Smithfield Foods, Inc.*(a)	28,220	394,233

		2,129,544

Foods — 1.5%
Casey’s General Stores, Inc.	60,895	1,564,393
Hain Celestial Group, Inc. (The)*	22,520	351,537
Lance, Inc.	19,941	461,235
TreeHouse Foods, Inc.*	18,020	518,435

		2,895,600

Gas Utilities — 0.6%
New Jersey Resources Corp.	12,900	477,816
Northwest Natural Gas Co.	15,740	697,597

		1,175,413

Healthcare Equipment & Supplies — 0.2%
National Dentex Corp.*	64,150	417,616

Healthcare Products — 0.5%
American Medical Systems Holdings, Inc.*	49,832	787,346
Kinetic Concepts, Inc.*(a)	7,957	216,828

		1,004,174

Healthcare Providers & Services — 2.0%
Cross Country Healthcare, Inc.*	69,010	474,099
LifePoint Hospitals, Inc.*(a)	42,180	1,107,225
Lincare Holdings, Inc.*(a)	29,172	686,125
RehabCare Group, Inc.*	64,560	1,544,921

		3,812,370

Healthcare Services — 0.6%
Amedisys, Inc.*(a)	24,171	798,127
Hill-Rom Holdings, Inc.	16,406	266,105

		1,064,232

Healthcare Technology — 0.1%
MedQuist, Inc.(a)	20,670	125,674

Hotels, Restaurants & Leisure — 0.7%
Ameristar Casinos, Inc.	21,990	418,470
Brinker International, Inc.	15,530	264,476
Choice Hotels International, Inc.	17,632	469,187
CKE Restaurants, Inc.	26,170	221,922

		1,374,055

Household Durables — 1.1%
Ethan Allen Interiors, Inc.(a)	8,660	89,718
Snap-on, Inc.	32,223	926,089
Tupperware Brands Corp.	42,550	1,107,151

		2,122,958

Household Products — 0.4%
Central Garden & Pet Co. (Class A Stock)*	83,230	819,815

Information Technology Services — 0.7%
Perot Systems Corp. (Class A Stock)*	88,170	1,263,476

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance — 7.0%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	44,820	$1,830,001
Ambac Financial Group, Inc.(a)	74,335	68,388
American Equity Investment Life Holding Co.	131,906	736,035
Arch Capital Group Ltd. (Bermuda)*	8,710	510,232
Aspen Insurance Holdings Ltd. (Bermuda)	44,514	994,443
Assured Guaranty Ltd. (Bermuda)	13,118	162,401
CNA Surety Corp.*	57,552	776,376
Donegal Group, Inc.	19,163	291,469
EMC Insurance Group, Inc.	26,770	557,084
Max Capital Group Ltd. (Bermuda)	65,963	1,217,677
Meadowbrook Insurance Group, Inc.	345,877	2,258,577
ProAssurance Corp.*(a)	21,905	1,012,230
RLI Corp.	14,088	631,142
Tower Group, Inc.	26,131	647,526
W.R. Berkely Corp.	16,961	364,153
Willis Group Holdings Ltd. (Bermuda)	28,797	740,947
Zenith National Insurance Corp.	27,380	595,241

		13,393,922

Iron/Steel — 0.3%
Olympic Steel, Inc.(a)	24,457	598,463

Leisure Equipment & Products — 0.6%
Callaway Golf Co.	148,315	751,957
Pool Corp.(a)	19,811	328,070

		1,080,027

Life Science Tools & Services — 0.1%
Enzo Biochem, Inc.*	44,120	195,452

Machinery — 2.3%
Albany International Corp. (Class A Stock)	50,850	578,673
IDEX Corp.	20,850	512,285
Kaydon Corp.	26,200	853,072
Kennametal, Inc.	20,680	396,642
RBC Bearings, Inc.*	57,030	1,166,264
Wabtec Corp.	28,720	923,922

		4,430,858

Machinery & Equipment — 1.8%
Actuant Corp. (Class A Stock)	85,128	1,038,562
Altra Holdings, Inc.*	57,490	430,600
Applied Industrial Technologies, Inc.	54,172	1,067,189
Franklin Electric Co., Inc.	10,695	277,214
Tennant Co.	30,813	566,651

		3,380,216

Marine — 0.5%
Kirby Corp.*	30,630	973,728

Medical Supplies & Equipment — 1.2%
Cardiac Science Corp.*	97,156	390,567
Edwards Lifesciences Corp.*	9,939	676,150
Orthofix International NV (Netherlands)*	16,914	423,019
Symmetry Medical, Inc.*	82,816	771,845

		2,261,581

SEE NOTES TO FINANCIAL STATEMENTS.

A66

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining — 2.8%
Carpenter Technology Corp.	18,230	$379,366
Cliffs Natural Resources, Inc.	8,960	219,251
Commercial Metals Co.	29,873	478,864
Haynes International, Inc.*	36,580	866,946
Horsehead Holding Corp.*	43,060	320,797
Kaiser Aluminum Corp.	54,274	1,948,980
Mueller Industries, Inc.	59,965	1,247,272

		5,461,476

Oil, Gas & Consumable Fuels — 3.2%
Atlas America, Inc.	8,900	159,043
Bill Barrett Corp.*	15,290	419,863
Brigham Exploration Co*	75,276	262,713
Cabot Oil & Gas Corp.	2,379	72,893
Core Laboratories NV (Netherlands)(a)	8,351	727,790
Denbury Resources, Inc.*	37,500	552,375
Golar LNG Ltd. (Bermuda)	5,940	50,787
Goodrich Petroleum Corp.*(a)	30,496	749,897
Laclede Group, Inc. (The)	2,530	83,819
Oil States International, Inc.*	29,039	703,034
Rex Energy Corp.*	47,289	269,547
SandRidge Energy, Inc.*	61,689	525,590
South Jersey Industries, Inc.	890	31,052
Southwest Gas Corp.	27,210	604,334
St. Mary Land & Exploration Co.(a)	9,410	196,387
XTO Energy, Inc.	21,175	807,614

		6,216,738

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.*	58,110	198,736

Pharmaceuticals — 0.3%
Medarex, Inc.*	70,098	585,318

Professional Services — 1.1%
COMSYS IT Partners, Inc.*	17,750	103,837
Duff & Phelps Corp. (Class A Stock)	43,520	773,786
Korn/Ferry International*	16,960	180,454
TrueBlue, Inc.*	61,660	517,944
Watson Wyatt Worldwide, Inc. (Class A Stock)	13,830	519,040

		2,095,061

Real Estate Investment Trusts — 7.0%
Acadia Realty Trust	45,692	596,281
American Campus Communities, Inc.	61,741	1,369,415
BioMed Realty Trust, Inc.(a)	121,505	1,242,996
Cogdell Spencer, Inc.	65,150	279,494
Corporate Office Properties Trust(a)	6,450	189,179
Cousins Properties, Inc.(a)	41,766	355,008
Cypress Sharpridge Investments, Inc.*	34,557	411,228
Digital Realty Trust, Inc.(a)	36,382	1,304,295
EastGroup Properties, Inc.	6,170	203,733
Entertainment Properties Trust(a)	24,779	510,447
LaSalle Hotel Properties	103,880	1,281,879
MFA Mortgage Investments, Inc.	162,730	1,126,092
Mid-America Apartment Communities, Inc.(a)	19,250	706,668
National Retail Properties, Inc.(a)	74,408	1,290,979
Omega Healthcare Investors, Inc.	70,883	1,100,104

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Parkway Properties, Inc.	66,618	$866,034
Saul Centers, Inc.	6,370	188,361
Senior Housing Properties Trust	14,610	238,435
Washington Real Estate Investment Trust	8,070	180,526

		13,441,154

Real Estate Management & Development — 0.9%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	66,760	624,874
Jones Lang LaSalle, Inc.	32,310	1,057,506

		1,682,380

Restaurants — 0.7%
California Pizza Kitchen, Inc.*	57,854	768,880
CEC Entertainment, Inc.*(a)	8,089	238,464
Papa John’s International, Inc.*	16,341	405,093

		1,412,437

Retail & Merchandising — 1.7%
Aaron’s, Inc.(a)	39,506	1,178,069
Big Lots, Inc.*	25,535	537,001
Children’s Place Retail Stores, Inc. (The)*	20,043	529,736
Finish Line, Inc. (The) (Class A Stock)	37,178	275,861
Tractor Supply Co.*(a)	11,275	465,883
Urban Outfitters, Inc.*(a)	11,777	245,786

		3,232,336

Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.(a)	31,970	976,044
Landstar System, Inc.	16,040	575,996

		1,552,040

Semiconductors & Semiconductor Equipment — 5.2%
Atmel Corp.*(a)	78,387	292,384
ATMI, Inc.*(a)	22,157	344,098
Emulex Corp.*	37,058	362,427
Entegris, Inc.*	211,060	574,083
Exar Corp.*(a)	151,690	1,090,651
Fairchild Semiconductor International, Inc.*	162,547	1,136,204
FormFactor, Inc.*	19,654	338,835
MKS Instruments, Inc.*	34,227	451,454
Omnivision Technologies, Inc.*	82,960	861,954
ON Semiconductor Corp.*(a)	230,279	1,579,714
Semtech Corp.*(a)	41,979	667,886
Varian Semiconductor Equipment Associates, Inc.*	41,930	1,005,901
Verigy Ltd. (Singapore)*	109,040	1,327,017

		10,032,608

Software — 3.0%
Citrix Systems, Inc.*(a)	48,280	1,539,649
EPIQ Systems, Inc.*(a)	45,700	701,495
Lawson Software, Inc.*	439,207	2,450,775
McAfee, Inc.*(a)	26,970	1,137,865

		5,829,784

SEE NOTES TO FINANCIAL STATEMENTS.

A67

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail — 1.3%
Aeropostale, Inc.*	7,309	$250,480
Buckle, Inc. (The)	9,825	312,140
Cato Corp. (The) (Class A Stock)	65,630	1,144,587
Penske Auto Group, Inc.(a)	27,260	453,607
Williams-Sonoma, Inc.(a)	27,090	321,558

		2,482,372

Telecommunications — 1.2%
ADC Telecommunications, Inc.*(a)	59,632	474,671
Anixter International, Inc.*	15,548	584,449
Knology, Inc.*	28,882	249,252
Polycom, Inc.*(a)	26,979	546,864
Premiere Global Services, Inc.*	33,420	362,273

		2,217,509

Textiles — 0.3%
G & K Services, Inc. (Class A Stock)	31,172	659,288

Textiles, Apparel & Luxury Goods — 1.5%
Carter’s, Inc.*	29,360	722,550
Hanesbrands, Inc.*	56,610	849,716
Movado Group, Inc.	45,670	481,362
Timberland Co. (Class A Stock)*(a)	64,560	856,711

		2,910,339

Thrifts & Mortgage Finance — 0.3%
Westfield Financial, Inc.	55,600	503,736

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*	12,364	178,783
Rush Enterprises, Inc. (Class A Stock)*	40,450	471,243

		650,026

Transportation — 0.3%
Aegean Marine Petroleum Network, Inc. (Greece)	41,636	628,704

Utilities — 2.7%
Cleco Corp.	43,504	975,360
CMS Energy Corp.(a)	58,667	708,697
El Paso Electric Co.*	111,118	1,551,207
MGE Energy, Inc.(a)	22,668	760,512
UniSource Energy Corp.	11,900	315,826
Westar Energy, Inc.	42,322	794,384

		5,105,986

TOTAL LONG-TERM INVESTMENTS (cost $219,588,704)		186,463,770

SHORT-TERM INVESTMENT — 25.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $49,667,774; includes $45,528,942 of cash collateral for securities on loan)(b)(w)(Note 4)	49,667,774	49,667,774

TOTAL INVESTMENTS — 123.1% (cost $269,256,478)		236,131,544
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.1)%		(44,339,309)

NET ASSETS — 100.0%		$191,792,235

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $43,943,850; cash collateral of $45,528,942 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$186,463,770	$—	$—
Affiliated Money Market Mutual Fund	49,667,774	—	—

	236,131,544	—	—
Other Financial Instruments*	—	—	—

Total	$236,131,544	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments. As of June 30, 2009, the Portfolio had one Level 3 security with a fair value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (23.7% represents investments purchased with collateral from securities on loan)	25.9%
Real Estate Investment Trusts	7.0
Insurance	7.0
Semiconductors & Semiconductor Equipment	5.2
Commercial Banks	5.1
Financial – Bank & Trust	4.5
Oil, Gas & Consumable Fuels	3.2
Software	3.0
Metals & Mining	2.8
Utilities	2.7
Exchange Traded Funds	2.5
Machinery	2.3
Communication Equipment	2.1
Healthcare Providers & Services	2.0
Financial Services	1.8
Machinery & Equipment	1.8
Retail & Merchandising	1.7
Capital Markets	1.7
Banks	1.5
Chemicals	1.5
Textiles, Apparel & Luxury Goods	1.5
Foods	1.5
Computer Services & Software	1.5
Specialty Retail	1.3
Diversified Financial Services	1.3
Medical Supplies & Equipment	1.2
Energy Equipment & Services	1.2
Telecommunications	1.2
Food Products	1.1
Household Durables	1.1
Professional Services	1.1
Electric Utilities	1.0
Aerospace & Defense	1.0
Electrical Equipment	0.9
Commercial Services & Supplies	0.9
Construction & Engineering	0.9
Real Estate Management & Development	0.9
Airlines	0.9
Road & Rail	0.8
Auto Components	0.8
Consumer Products & Services	0.7
Restaurants	0.7
Computer Hardware	0.7
Building Materials	0.7
Hotels, Restaurants & Leisure	0.7
Building Products	0.7
Information Technology Services	0.7
Distribution/Wholesale	0.6
Commercial Services	0.6
Gas Utilities	0.6
Diversified Consumer Services	0.6
Construction	0.6
Leisure Equipment & Products	0.6
Healthcare Services	0.6
Healthcare Products	0.5
Marine	0.5

Household Products	0.4%
Environmental Services	0.4
Clothing & Apparel	0.4
Containers & Packaging	0.4
Textiles	0.3
Trading Companies & Distributors	0.3
Transportation	0.3
Food & Staples Retailing	0.3
Iron/Steel	0.3
Pharmaceuticals	0.3
Business Services	0.3
Thrifts & Mortgage Finance	0.3
Diversified Machinery	0.2
Automotive Parts	0.2
Healthcare Equipment & Supplies	0.2
Computers & Peripherals	0.2
Consumer Finance	0.2
Financial – Brokerage	0.2
Paper & Forest Products	0.1
Life Science Tools & Services	0.1
Healthcare Technology	0.1
Electronic Components	0.1

123.1
Liabilities in excess of other assets	(23.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A69

SP SMALL CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value, including securities on loan of $43,943,850:
Unaffiliated investments (cost $219,588,704)	$186,463,770
Affiliated investments (cost $49,667,774)	49,667,774
Cash	274,784
Receivable for investments sold	1,909,001
Dividends receivable	223,960
Receivable for Series shares sold	65,666
Prepaid expenses	2,887

Total Assets	238,607,842

LIABILITIES
Collateral for securities on loan	45,528,942
Payable for investments purchased	1,012,909
Management fee payable	144,359
Accrued expenses and other liabilities	126,433
Deferred trustees’ fees	1,857
Affiliated transfer agent fees payable	595
Payable for Series shares repurchased	512

Total Liabilities	46,815,607

NET ASSETS	$191,792,235

Net assets were comprised of:
Paid-in capital	$277,487,186
Retained earnings	(85,694,951)

Net assets, June 30, 2009	$191,792,235

Net asset value and redemption price per share, $191,792,235 / 25,247,322 outstanding shares of beneficial interest	$7.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $303 foreign withholding tax)	$1,766,315
Affiliated income from securities lending, net	130,331
Affiliated dividend income	13,798

1,910,444

EXPENSES
Management fee	808,914
Custodian’s fees and expenses	56,000
Shareholders’ reports	17,000
Audit fee	10,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 8)	5
Miscellaneous	5,013

Total expenses	914,932

NET INVESTMENT INCOME	995,512

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(30,429,324)
Net change in unrealized appreciation on investments	30,241,918

NET LOSS ON INVESTMENTS	(187,406)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$808,106

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$995,512	$3,030,798
Net realized loss on investment transactions	(30,429,324)	(22,100,237)
Net change in unrealized appreciation (depreciation) on investments	30,241,918	(63,567,798)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	808,106	(82,637,237)

DISTRIBUTIONS	(3,031,501)	(30,200,109)

SERIES SHARE TRANSACTIONS:
Series shares sold [799,317 and 4,858,589 shares, respectively]	5,749,637	41,844,195
Series shares issued in reinvestment of distributions [384,221 and 2,801,494 shares, respectively]	3,031,501	30,200,109
Series shares repurchased [2,534,877 and 6,373,598 shares, respectively]	(16,923,006)	(66,485,501)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(8,141,868)	5,558,803

TOTAL DECREASE IN NET ASSETS	(10,365,263)	(107,278,543)
NET ASSETS:
Beginning of period	202,157,498	309,436,041

End of period	$191,792,235	$202,157,498

SEE NOTES TO FINANCIAL STATEMENTS.

A70

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value (Note 2)

Air Freight & Logistics — 0.6%
United Parcel Service, Inc. (Class B Stock)	4,300	$214,957

Beverages — 2.6%
PepsiCo, Inc.	18,100	994,776

Biotechnology — 8.1%
Celgene Corp.*	28,025	1,340,716
Gilead Sciences, Inc.*	37,275	1,745,961

		3,086,677

Capital Markets — 8.7%
Blackstone Group LP (The)	25,148	265,060
Charles Schwab Corp. (The)	41,500	727,910
Credit Suisse Group, ADR (Switzerland)	8,300	379,559
Goldman Sachs Group, Inc. (The)	13,200	1,946,208

		3,318,737

Communication Equipment — 9.9%
Cisco Systems, Inc.*	32,250	601,140
QUALCOMM, Inc.	50,650	2,289,380
Research In Motion Ltd. (Canada)*	12,400	881,020

		3,771,540

Computers & Peripherals — 8.8%
Apple, Inc.*	17,737	2,526,281
Hewlett-Packard Co.	21,225	820,346

		3,346,627

Diversified Consumer Services — 3.0%
Visa, Inc. (Class A Stock)	18,000	1,120,680

Diversified Financial Services — 2.9%
CME Group, Inc.	1,100	342,221
JPMorgan Chase & Co.	22,400	764,064

		1,106,285

Electrical Equipment — 2.5%
First Solar, Inc.*	5,900	956,508

Energy Equipment & Services — 1.8%
Schlumberger Ltd. (Netherlands)	12,400	670,964

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	7,750	354,175

Healthcare Equipment & Supplies — 2.7%
Baxter International, Inc.	19,400	1,027,424

Healthcare Providers & Services — 4.2%
Medco Health Solutions, Inc.*	32,155	1,466,590
UnitedHealth Group, Inc.	5,100	127,398

		1,593,988

Household Products — 1.5%
Colgate-Palmolive Co.	7,900	558,846

Internet & Catalog Retail — 4.0%
Amazon.com, Inc.*	18,300	1,530,978

Internet Software & Services — 9.7%
Baidu, Inc., ADR (China)*	4,400	1,324,796
Google, Inc. (Class A Stock)*	5,550	2,339,824

		3,664,620

Machinery — 0.9%
Illinois Tool Works, Inc.	9,500	354,730

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media — 2.1%
Liberty Media Corp. Entertainment (Class A Stock)*	8,800	$235,400
Time Warner Cable, Inc.	11,766	372,629
Walt Disney Co. (The)	8,450	197,139

		805,168

Metals & Mining — 0.9%
Arcelormittal (Luxembourg)	9,900	327,492

Multi-Line Retail — 1.9%
Kohl’s Corp.*	10,300	440,325
Target Corp.	7,500	296,025

		736,350

Oil, Gas and Consumable Fuels — 7.9%
Occidental Petroleum Corp.	18,700	1,230,647
Petroleo Brasileiro SA, ADR (Brazil)	18,300	749,934
Suncor Energy, Inc.	33,000	1,001,220

		2,981,801

Pharmaceuticals — 7.0%
Alcon, Inc. (Switzerland)	9,100	1,056,692
Teva Pharmaceutical Industries Ltd., ADR (Israel)	32,300	1,593,682

		2,650,374

Restaurants — 1.1%
McDonald’s Corp.	7,200	413,928

Retail & Merchandising — 0.6%
Lowe’s Cos., Inc.	11,300	219,333

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	26,640	440,892

Software — 3.0%
Adobe Systems, Inc.*	40,200	1,137,660

TOTAL LONG-TERM INVESTMENTS (cost $32,842,933)		37,385,510

SHORT-TERM INVESTMENT — 1.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $693,879)(w) (Note 4)	693,879	693,879

TOTAL INVESTMENTS — 100.3% (cost $33,536,812)		38,079,389
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(103,547)

NET ASSETS — 100.0%		$37,975,842

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$37,385,510	$—	$—
Affiliated Money Market Mutual Fund	693,879	—	—

	38,079,389	—	—
Other Financial Instruments*	—	—	—

Total	$38,079,389	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Communication Equipment	9.9%
Internet Software & Services	9.7
Computers & Peripherals	8.8
Capital Markets	8.7
Biotechnology	8.1
Oil, Gas and Consumable Fuels	7.9
Pharmaceuticals	7.0
Healthcare Providers & Services	4.2
Internet & Catalog Retail	4.0
Software	3.0
Diversified Consumer Services	3.0
Diversified Financial Services	2.9
Healthcare Equipment & Supplies	2.7
Beverages	2.6
Electrical Equipment	2.5
Media	2.1
Multi-Line Retail	1.9
Affiliated Money Market Mutual Fund	1.8
Energy Equipment & Services	1.8
Household Products	1.5
Semiconductors & Semiconductor Equipment	1.2
Restaurants	1.1
Machinery	0.9
Food & Staples Retailing	0.9
Metals & Mining	0.9
Retail & Merchandising	0.6
Air Freight & Logistics	0.6

100.3
Liabilities in excess of other assets	(0.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A72

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value:
Unaffiliated investments (cost $32,842,933)	$37,385,510
Affiliated investments (cost $693,879)	693,879
Receivable for investments sold	105,903
Dividends and receivable	18,757
Receivable for Series shares sold	4,796
Prepaid expenses	482

Total Assets	38,209,327

LIABILITIES
Payable for investments purchased	117,352
Accrued expenses and other liabilities	55,737
Management fee payable	28,234
Administration fee payable	11,270
Payable for Series shares repurchased	9,484
Payable to custodian	5,695
Distribution fee payable	2,546
Deferred trustees’ fees	1,693
Shareholder servicing fees payable	879
Affiliated transfer agent fees payable	595

Total Liabilities	233,485

NET ASSETS	$37,975,842

Net assets were comprised of:
Paid-in capital	$43,113,458
Retained earnings	(5,137,616)

Net assets, June 30, 2009	$37,975,842

Class I:
Net asset value and redemption price per share, $25,613,806 / 4,558,144 outstanding shares of beneficial interest	$5.62

Class II:
Net asset value and redemption price per share, $12,362,036 / 2,288,471 outstanding shares of beneficial interest	$5.40

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $9,933 foreign withholding tax)	$222,658
Affiliated dividend income	3,326

225,984

EXPENSES
Management fee	150,204
Distribution fee—Class II	13,597
Administration fee—Class II	8,158
Custodian’s fees and expenses	31,000
Shareholders’ reports	27,000
Audit fee	10,000
Trustees’ fees	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800 (Note 4)	4,000
Legal fees and expenses	2,000
Miscellaneous	4,460

Total expenses	254,419

NET INVESTMENT LOSS	(28,435)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(1,905,844)
Net change in unrealized appreciation on investments	7,506,961

NET GAIN ON INVESTMENTS	5,601,117

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,572,682

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(28,435)	$(230,608)
Net realized loss on investment transactions	(1,905,844)	(5,291,643)
Net change in unrealized appreciation (depreciation) on investments	7,506,961	(17,178,750)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,572,682	(22,701,001)

DISTRIBUTIONS:
Class I	—	(2,371,440)
Class II	—	(1,588,341)

TOTAL DISTRIBUTIONS	—	(3,959,781)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	3,926,495	6,604,302
Series shares issued in reinvestment of distributions	—	3,959,781
Series shares repurchased	(3,581,754)	(17,551,936)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	344,741	(6,987,853)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,917,423	(33,648,635)
NET ASSETS:
Beginning of period	32,058,419	65,707,054

End of period	$37,975,842	$32,058,419

SEE NOTES TO FINANCIAL STATEMENTS.

A73

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with a separate series shares. The information presented in these financial statements pertains to thirteen Portfolios: SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Growth Asset Allocation Portfolio, SP International Growth Portfolio, SP International Value Portfolio, SP Mid Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small Cap Value Portfolio and SP Strategic Partners Focused Growth Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

SP Aggressive Growth Asset Allocation Portfolio:    Capital appreciation by investing primarily in large cap equity portfolios, international portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and Advanced Series Trust Portfolios.

SP Balanced Asset Allocation Portfolio:    Provide a balance between current income and growth of capital by investing in fixed income portfolios, large cap equity portfolios, small/mid cap equity portfolios, and international equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and Advanced Series Trust Portfolios.

SP Conservative Asset Allocation Portfolio:    Provide current income with low to moderate capital appreciation by investing in fixed income portfolios, large cap equity portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund and Advanced Series Trust Portfolios.

SP Davis Value Portfolio:    Capital growth through investments primarily in common stock of U.S. companies with market capitalization of at least $5 billion.

SP Growth Asset Allocation Portfolio:    Provide long-term growth of capital with consideration also given to current income by investing in large-cap equity portfolios, fixed income portfolios, international equity portfolios and small/mid-cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and Advanced Series Trust Portfolios.

SP International Growth Portfolio:    Long-term growth of capital by investing primarily in equity-related securities of foreign issuers.

SP International Value Portfolio:    Long-term capital appreciation by investing primarily in the stocks and other equity securities of companies in developed countries outside the United States.

SP Mid Cap Growth Portfolio:    Long-term growth of capital by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

SP PIMCO High Yield Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of high yield/high risk securities rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality.

SP PIMCO Total Return Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of fixed income instruments of varying maturities.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation by investing primarily in equity securities of small and medium-sized U.S. companies that the Portfolio manager believes have the potential for above-average growth.

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SP Small Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with small to medium market capitalization.

SP Strategic Partners Focused Growth Portfolio:    Long-term capital growth by investing primarily in equity-related securities of U.S. companies that the Portfolio manager believes to have strong capital appreciation potential.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Each Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

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Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

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Loan Participations:    The SP PIMCO High Yield Portfolio may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest rate swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified

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period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. A Portfolio may enter into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the

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Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As June 30, 2009, none of the Portfolios has met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolios invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No. 140, the Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its

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securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The SP PIMCO High Yield and SP PIMCO Total Return Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), AllianceBernstein LP (“AllianceBernstein”), Davis Selected Advisers, LP (“Davis”), Goldman Sachs Asset Management, L.P. (“GSAM”), LSV Asset Management (“LSV”), Marsico (“Marsico”), Neuberger Berman Management, Inc. (“Neuberger Berman”), Quantitative Management Associates LLC (“QMA”), William Blair & Company LLC

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(“William Blair”), Pacific Investment Management Company LLC (“PIMCO”), Thornburg Investment Management Inc. (“Thornburg”), and ClearBridge Advisors LLC (“ClearBridge”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
SP Aggressive Growth Asset Allocation Portfolio	0.05%	0.05%
SP Balanced Asset Allocation Portfolio	0.05	0.05
SP Conservative Asset Allocation Portfolio	0.05	0.05
SP Davis Value Portfolio	0.75	0.75
SP Growth Asset Allocation Portfolio	0.05	0.05
SP International Growth Portfolio	0.85	0.85
SP International Value Portfolio	0.90	0.90
SP Mid Cap Growth Portfolio	0.80	0.80
SP PIMCO High Yield Portfolio	0.60	0.60
SP PIMCO Total Return Portfolio	0.60	0.60
SP Prudential U.S. Emerging Growth Portfolio	0.60	0.60
SP Small Cap Value Portfolio	0.90	0.90
SP Strategic Partners Focused Growth Portfolio	0.90	0.90

At June 30, 2009 the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
SP Aggressive Growth Asset Allocation Portfolio	QMA
SP Balanced Asset Allocation Portfolio	QMA
SP Conservative Asset Allocation Portfolio	QMA
SP Davis Value Portfolio	Davis
SP Growth Asset Allocation Portfolio	QMA
SP International Growth Portfolio	William Blair, Marsico
SP International Value Portfolio	LSV, Thornburg
SP Mid Cap Growth Portfolio	Neuberger Berman
SP PIMCO High Yield Portfolio	PIMCO
SP PIMCO Total Return Portfolio	PIMCO
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP Small Cap Value Portfolio	GSAM, ClearBridge
SP Strategic Partners Focused Growth Portfolio	AllianceBernstein, Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s security lending agent. For the six months ended June 30, 2009, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
SP Davis Value Portfolio	$30,535
SP International Growth Portfolio	10,819
SP Mid Cap Growth Portfolio	27,901
SP Prudential U.S. Emerging Growth Portfolio	37,813
SP Small Cap Value Portfolio	57,118

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2009 were as follows:

Cost of Purchases:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$17,424,186
SP Balanced Asset Allocation Portfolio	114,279,164
SP Conservative Asset Allocation Portfolio	52,609,340
SP Davis Value Portfolio	13,356,222
SP Growth Asset Allocation Portfolio	125,328,204
SP International Growth Portfolio	93,519,918
SP International Value Portfolio	55,887,380
SP Mid Cap Growth Portfolio	21,591,028
SP PIMCO High Yield Portfolio	54,649,704
SP PIMCO Total Return Portfolio	1,965,401,671
SP Prudential U.S. Emerging Growth Portfolio	26,886,862
SP Small Cap Value Portfolio	43,794,512
SP Strategic Partners Focused Growth Portfolio	21,983,781

Proceeds from Sales:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$17,120,000
SP Balanced Asset Allocation Portfolio	149,920,000
SP Conservative Asset Allocation Portfolio	67,950,000
SP Davis Value Portfolio	19,630,077
SP Growth Asset Allocation Portfolio	144,880,000
SP International Growth Portfolio	114,278,257
SP International Value Portfolio	50,432,168
SP Mid Cap Growth Portfolio	24,238,090
SP PIMCO High Yield Portfolio	62,345,794
SP PIMCO Total Return Portfolio	2,360,885,858
SP Prudential U.S. Emerging Growth Portfolio	35,098,872
SP Small Cap Value Portfolio	54,636,867
SP Strategic Partners Focused Growth Portfolio	21,287,872

B9

The SP PIMCO High Yield and SP PIMCO Total Return Portfolios’ written options activity for the six months ended June 30, 2009 were as follows:

	SP PIMCO High Yield		SP PIMCO Total Return
	Notional Amount (000)	Premium	Notional Amount (000)	Premium
Balance at beginning of period	$48,400	$1,316,570	$3,100	$19,400
Written options	169,314	153,403	307,670	902,548
Expired options	(1,314)	(64,719)	(6,570)	(729,510)
Closed options	(48,400)	(1,376,405)	(3,100)	(94,108)

Balance at end of period	$168,000	$28,849	$301,100	$98,330

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2009, the SP Prudential U.S. Emerging Growth, SP International Growth and SP Strategic Partners Focused Growth Portfolios have Class II shares outstanding.

B10

Transactions in shares of beneficial interest of the SP Prudential U.S. Emerging Growth, SP International Growth and SP Strategic Partners Focused Growth Portfolios were as follows:

SP Prudential U.S. Emerging Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2009:
Series shares sold	502,217	$2,405,796
Series shares issued in reinvestment of distributions	170,506	903,679
Series shares repurchased	(2,457,192)	(11,546,612)

Net increase (decrease) in shares outstanding	(1,784,469)	$(8,237,137)

Year ended December 31, 2008:
Series shares sold	951,155	$6,074,026
Series shares issued in reinvestment of distributions	3,888,475	28,074,791
Series shares repurchased	(4,826,937)	(31,576,609)

Net increase (decrease) in shares outstanding	12,693	$2,572,208

Class II
Six months ended June 30, 2009:
Series shares sold	81	$344
Series shares issued in reinvestment of distributions	124	638
Series shares repurchased	(1,609)	(6,782)

Net increase (decrease) in shares outstanding	(1,404)	$(5,800)

Year ended December 31, 2008:
Series shares sold	516	$2,117
Series shares issued in reinvestment of distributions	7,530	52,710
Series shares repurchased	(6,498)	(40,442)

Net increase (decrease) in shares outstanding	1,548	$14,385

SP International Growth Portfolio:

Class I	Shares	Amount
Six Months ended June 30, 2009:
Series shares sold	4,268,236	$14,124,410
Series shares issued in reinvestment of distributions	1,184,066	4,665,219
Series shares repurchased	(10,687,331)	(36,797,652)

Net increase (decrease) in shares outstanding	(5,235,029)	$(18,008,023)

Year ended December 31, 2008:
Series shares sold	7,707,426	$42,123,871
Series shares issued in reinvestment of distributions	11,132,248	70,133,161
Series shares repurchased	(17,448,954)	(118,140,650)

Net increase (decrease) in shares outstanding	1,390,720	$(5,883,618)

Class II
Six Months ended June 30, 2009:
Series shares sold	100,797	$329,879
Series shares issued in reinvestment of distributions	33,404	129,607
Series shares repurchased	(291,024)	(955,070)

Net increase (decrease) in shares outstanding	(156,823)	$(495,584)

Year ended December 31, 2008:
Series shares sold	1,647,667	$11,225,987
Series shares issued in reinvestment of distributions	897,109	5,535,160
Series shares repurchased	(3,525,674)	(19,551,361)

Net increase (decrease) in shares outstanding	(980,898)	$(2,790,214)

B11

SP Strategic Partners Focused Growth Portfolio:

Class I	Shares	Amount
Six Months ended June 30, 2009:
Series shares sold	422,416	$2,138,414
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(385,032)	(1,890,552)

Net increase (decrease) in shares outstanding	37,384	$247,862

Year ended December 31, 2008:
Series shares sold	421,146	$2,929,158
Series shares issued in reinvestment of distributions	314,098	2,371,440
Series shares repurchased	(847,025)	(5,562,995)

Net increase (decrease) in shares outstanding	(111,781)	$(262,397)

Class II
Six Months ended June 30, 2009:
Series shares sold	369,993	$1,788,081
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(348,430)	(1,691,202)

Net increase (decrease) in shares outstanding	21,563	$96,879

Year ended December 31, 2008:
Series shares sold	517,775	$3,675,144
Series shares issued in reinvestment of distributions	217,879	1,588,341
Series shares repurchased	(1,859,584)	(11,988,941)

Net increase (decrease) in shares outstanding	(1,123,930)	$(6,725,456)

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended June 30, 2009. The average balance is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2009
SP International Growth Portfolio	$2,892,888	8	1.18%	—
SP International Value Portfolio	3,330,947	15	1.19%	—
SP Prudential U.S. Emerging Growth Portfolio	275,000	2	1.21%	—
SP Small Cap Value	163,000	1	1.19%	—

Note 9:	Ownership and Affiliates

As of June 30, 2009, all of Class I shares of each Portfolio were owned of record by The Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

B12

Note 10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through August 25, 2009, the date the financial statements were issued, and has determined that the following subsequent events require recognition or disclosure in the financial statements:

Based on the approval of the Board of Trustees on June 26, 2009, the following portfolios will be merged. Such mergers are subject to the approval of shareholders.

Merging Portfolios	Acquiring Portfolios	Estimated Date of Merger
The Prudential Series Fund — SP Aggressive Growth Asset Allocation Portfolio	Advanced Series Trust — AST Aggressive Asset Allocation Portfolio	11/13/2009

The Prudential Series Fund — SP Balanced Asset Allocation Portfolio	Advanced Series Trust — AST Balanced Asset Allocation Portfolio	11/13/2009

The Prudential Series Fund — SP Conservative Asset Allocation Portfolio	Advanced Series Trust — AST Preservation Asset Allocation Portfolio	11/20/2009

The Prudential Series Fund — SP PIMCO High Yield Portfolio	The Prudential Series Fund — High Yield Bond Portfolio	11/13/2009

The Prudential Series Fund — SP PIMCO Total Return Portfolio	Advanced Series Trust — AST PIMCO Total Return Bond Portfolio	12/4/2009

B13

Financial Highlights

(Unaudited)

	SP Aggressive Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.57		$10.75	$10.41	$9.50	$8.98	$7.83

Income (Loss) From Investment Operations:
Net investment income	.11		.09	.10	.10	.18	.02
Net realized and unrealized gain (loss) on investments	.20		(4.24)	.85	1.22	.71	1.13

Total from investment operations	.31		(4.15)	.95	1.32	.89	1.15

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.02)	— (c)
Distributions from net realized gains	—		—	—	—	(.35)	—
Distributions	(.08)		(1.03)	(.61)	(.41)	—	—

Total dividends and distributions	(.08)		(1.03)	(.61)	(.41)	(.37)	—

Net Asset Value, end of period	$5.80		$5.57	$10.75	$10.41	$9.50	$8.98

Total Return(a)	5.58%		(42.18)%	9.20%	14.27%	10.48%	14.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$110.9		$107.6	$205.3	$201.6	$188.2	$136.9
Ratios to average net assets(b):
Expenses	.20	%(d)	.15%	.11%	.05%	.05%	.05%
Net investment income	3.93	%(d)	.98%	.83%	1.00%	2.29%	.27%
Portfolio turnover rate	17	%(e)	32%	18%	28%	26%	60%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	SP Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.82		$12.04	$11.59	$10.92	$10.63	$9.66

Income From Investment Operations:
Net investment income	.20		.25	.27	.25	.27	.09
Net realized and unrealized gain (loss) on investments	.24		(3.43)	.81	.89	.49	.97

Total from investment operations	.44		(3.18)	1.08	1.14	.76	1.06

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.10)	(.08)
Distributions from net realized gains	—		—	—	—	(.37)	(.01)
Distributions	(.32)		(1.04)	(.63)	(.47)	—	—

Total dividends and distributions	(.32)		(1.04)	(.63)	(.47)	(.47)	(.09)

Net Asset Value, end of period	$7.94		$7.82	$12.04	$11.59	$10.92	$10.63

Total Return(a)	5.51%		(28.55)%	9.35%	10.69%	7.60%	11.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$822.8		$845.0	$1,391.0	$1,406.3	$1,372.0	$837.0
Ratios to average net assets(b):
Expenses	.07	%(c)	.07%	.06%	.05%	.05%	.05%
Net investment income	4.66	%(c)	2.19%	2.01%	2.23%	3.40%	1.37%
Portfolio turnover rate	14	%(d)	28%	26%	27%	21%	48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	SP Conservative Asset Allocation Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.89		$12.09	$11.66	$11.28	$11.20	$10.48

Income (Loss) From Investment Operations:
Net investment income	.24		.33	.36	.35	.38	.14
Net realized and unrealized gain (loss) on investments	.27		(2.61)	.73	.59	.25	.77

Total from investment operations	.51		(2.28)	1.09	.94	.63	.91

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.16)	(.16)
Distributions from net realized gains	—		—	—	—	(.39)	(.03)
Distributions	(.34)		(.92)	(.66)	(.56)	—	—

Total dividends and distributions	(.34)		(.92)	(.66)	(.56)	(.55)	(.19)

Net Asset Value, end of period	$9.06		$8.89	$12.09	$11.66	$11.28	$11.20

Total Return(a)	5.87%		(20.21)%	9.39%	8.67%	5.91%	8.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$412.2		$421.8	$621.3	$632.8	$642.0	$459.9
Ratios to average net assets(b):
Expenses	.09	%(c)	.08%	.07%	.05%	.05%	.05%
Net investment income	4.98	%(c)	2.76%	2.67%	2.94%	4.10%	1.86%
Portfolio turnover rate	13	%(d)	31%	31%	33%	24%	47%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	SP Davis Value Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.72		$12.00	$11.99	$10.68	$10.98	$9.80

Income (Loss) From Investment Operations:
Net investment income	.05		.12	.15	.09	.09	.10
Net realized and unrealized gain (loss) on investments	.34		(4.62)	.39	1.49	.82	1.12

Total from investment operations	.39		(4.50)	.54	1.58	.91	1.22

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.10)	(.04)
Distributions from net realized gains	—		—	—	—	(1.11)	—
Distributions	(.12)		(.78)	(.53)	(.27)	—	—

Total dividends and distributions	(.12)		(.78)	(.53)	(.27)	(1.21)	(.04)

Net Asset Value, end of period	$6.99		$6.72	$12.00	$11.99	$10.68	$10.98

Total Return(a)	5.71%		(39.88)%	4.58%	15.02%	9.52%	12.53%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$167.7		$165.3	$309.0	$328.0	$311.7	$285.5
Ratios to average net assets(b):
Expenses	.86	%(c)	.82%	.80%	.81%	.82%	.82%
Net investment income	1.39	%(c)	1.13%	1.11%	.81%	.87%	.89%
Portfolio turnover rate	9	%(d)	19%	9%	14%	14%	34%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	SP Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.60		$11.59	$11.17	$10.23	$9.80	$8.71

Income (Loss) From Investment Operations:
Net investment income	.15		.16	.18	.16	.19	.06
Net realized and unrealized gain (loss) on investments	.21		(4.01)	.85	1.13	.66	1.07

Total from investment operations	.36		(3.85)	1.03	1.29	.85	1.13

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.06)	(.04)
Distributions from net realized gains	—		—	—	—	(.36)	—
Distributions	(.26)		(1.14)	(.61)	(.35)	—	—

Total dividends and distributions	(.26)		(1.14)	(.61)	(.35)	(.42)	(.04)

Net Asset Value, end of period	$6.70		$6.60	$11.59	$11.17	$10.23	$9.80

Total Return(a)	5.47%		(36.36)%	9.23%	12.88%	9.24%	13.05%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$690.7		$694.8	$1,252.7	$1,283.9	$1,212.0	$662.7
Ratios to average net assets(b):
Expenses	.07	%(c)	.07%	.06%	.05%	.05%	.05%
Net investment income	4.40	%(c)	1.57%	1.32%	1.50%	2.65%	.94%
Portfolio turnover rate	19	%(d)	29%	21%	25%	18%	53%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	SP International Growth Portfolio
	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007(c)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$3.45		$8.52	$8.30	$7.55	$6.85	$5.89

Income (Loss) From Investment Operations:
Net investment income	.03		.10	.10	.05	.04	.02
Net realized and unrealized gain (loss) on investments	.43		(3.74)	1.50	1.45	1.01	.95

Total from investment operations	.46		(3.64)	1.60	1.50	1.05	.97

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.04)	(.01)
Distributions from net realized gains	—		—	—	—	(.31)	—
Distributions	(.09)		(1.43)	(1.38)	(.75)	—	—

Total dividends and distributions	(.09)		(1.43)	(1.38)	(.75)	(.35)	(.01)

Net Asset Value, end of period	$3.82		$3.45	$8.52	$8.30	$7.55	$6.85

Total Return(a)	13.16%		(50.30)%	19.55%	21.05%	16.39%	16.54%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$209.4		$207.5	$500.0	$456.0	$453.6	$249.1
Ratios to average net assets(b):
Expenses	1.04	%(d)	.99%	.94%	.97%	.98%	1.02%
Net investment income	2.04	%(d)	1.36%	1.14%	.69%	.64%	.50%
Portfolio turnover rate	47	%(e)	101%	81%	111%	99%	137%

	SP International Growth Portfolio
	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007(c)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$3.37		$8.36	$8.17	$7.45	$6.77	$5.83

Income (Loss) From Investment Operations:
Net investment income	.03		.07	.07	.02	.03	.01
Net realized and unrealized gain (loss) on investments	.41		(3.65)	1.47	1.42	.98	.93

Total from investment operations	.44		(3.58)	1.54	1.44	1.01	.94

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.02)	—
Distributions from net realized gains	—		—	—	—	(.31)	—
Distributions	(.05)		(1.41)	(1.35)	(.72)	—	—

Total dividends and distributions	(.05)		(1.41)	(1.35)	(.72)	(.33)	—

Net Asset Value, end of period	$3.76		$3.37	$8.36	$8.17	$7.45	$6.77

Total Return(a)	13.00%		(50.49)%	19.12%	20.42%	15.79%	16.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.9		$9.4	$31.5	$23.8	$23.1	$139.0
Ratios to average net assets(b):
Expenses	1.44	%(d)	1.39%	1.34%	1.37%	1.38%	1.41%
Net investment income (loss)	1.64	%(d)	1.10%	.70%	.28%	.56%	.21%
Portfolio turnover rate	47	%(e)	101%	81%	111%	99%	137%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	SP International Value Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(d)	2007	2006	2005(d)	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.95		$10.63	$11.40	$9.08	$8.84	$7.67

Income (Loss) From Investment Operations:
Net investment income	.09		.18	.24	.24	.17	.04
Net realized and unrealized gain (loss) on investments	.41		(4.27)	1.79	2.35	.94	1.17

Total from investment operations	.50		(4.09)	2.03	2.59	1.11	1.21

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.04)	(.04)
Distributions from net realized gains	—		—	—	—	(.83)	—
Distributions	(.17)		(1.59)	(2.80)	(.27)	—	—

Total dividends and distributions	(.17)		(1.59)	(2.80)	(.27)	(.87)	(.04)

Net Asset Value, end of period	$5.28		$4.95	$10.63	$11.40	$9.08	$8.84

Total Return(a)	10.05%		(44.06)%	18.08%	29.09%	13.77%	15.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$246.2		$238.5	$493.6	$487.4	$389.3	$240.7
Ratios to average net assets(b):
Expenses	1.04	%(e)	1.02%	.99%	.99%	1.06%	1.10	%(c)
Net investment income	3.37	%(e)	2.32%	1.80%	2.28%	2.08%	.69	%(c)
Portfolio turnover rate	23	%(f)	34%	46%	113%	18%	159%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been 1.23% and .55%, respectively, for the year ended December 31, 2004.

(d)	Calculated based upon average shares outstanding during the year.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	SP Mid Cap Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005		2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$3.43		$7.53	$7.07	$7.21	$6.85		$5.73

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(f)	(.01)	(.02)	.02	(.03)		(.03)
Net realized and unrealized gain (loss) on investments	.25		(2.64)	1.16	(.16)	.39		1.15

Total from investment operations	.25		(2.65)	1.14	(.14)	.36		1.12

Less Distributions:
Distributions	—		(1.45)	(.68)	—	—		—

Net Asset Value, end of period	$3.68		$3.43	$7.53	$7.07	$7.21		$6.85

Total Return(a)	7.29%		(42.56)%	16.21%	(1.94)%	5.26%		19.55%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$69.4		$67.5	$134.8	$133.1	$152.9		$107.5
Ratios to average net assets(b):
Expenses	.96	%(d)	.89%	.87%	.91%	1.00	%(c)	1.00	%(c)
Net investment income (loss)	(.15	)%(d)	(.23)%	(.30)%	.20%	(.56	)%(c)	(.68	)%(c)
Portfolio turnover rate	34	%(e)	66%	156%	107%	94%		79%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.02% and (.58)%, respectively, for the year ended December 31, 2005 and 1.07% and (.75)%, respectively, for the year ended December 31, 2004.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	SP PIMCO High Yield Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.70		$9.83	$10.33	$10.25	$10.67	$10.53

Income From Investment Operations:
Net investment income	.32		.71	.77	.75	.68	.69
Net realized and unrealized gain (loss) on investments	.96		(3.10)	(.39)	.18	(.27)	.25

Total from investment operations	1.28		(2.39)	.38	.93	.41	.94

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.68)	(.70)
Distributions from net realized gains	—		—	—	—	(.15)	(.10)
Distributions	(.32)		(.74)	(.88)	(.85)	—	—

Total dividends and distributions	(.32)		(.74)	(.88)	(.85)	(.83)	(.80)

Net Asset Value, end of period	$7.66		$6.70	$9.83	$10.33	$10.25	$10.67

Total Return(a)	19.73%		(25.50)%	3.77%	9.51%	4.03%	9.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$143.4		$132.0	$206.0	$274.4	$368.6	$312.5
Ratios to average net assets(b):
Expenses	.79	%(c)	.74%	.69%	.70%	.67%	.68%
Net investment income	8.96	%(c)	7.89%	7.14%	6.95%	6.65%	6.68%
Portfolio turnover rate	43	%(d)	235%	98%	59%	89%	53%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	SP PIMCO Total Return Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008		2007		2006		2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.06		$11.67		$11.14		$11.21		$11.68	$11.54

Income From Investment Operations:
Net investment income	.31		.64		.55		.45		.37	.22
Net realized and unrealized gain (loss) on investments	.29		(.66)		.48		(.05)		(.10)	.36

Total from investment operations	.60		(.02)		1.03		.40		.27	.58

Less Dividends and Distributions:
Dividends from net investment income	—		—		—		—		(.54)	(.23)
Distributions from net realized gains	—		—		—		—		(.20)	(.21)
Distributions	(.61)		(.59)		(.50)		(.47)		—	—

Total dividends and distributions	(.61)		(.59)		(.50)		(.47)		(.74)	(.44)

Net Asset Value, end of period	$11.05		$11.06		$11.67		$11.14		$11.21	$11.68

Total Return(a)	5.54%		(.20)%		9.44%		3.68%		2.39%	5.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,031.3		$1,041.1		$1,424.8		$1,590.3		$1,538.2	$1,099.0
Ratios to average net assets(b):
Expenses	.78	%(d)(c)	1.48	%(c)	.67	%(c)	.66	%(c)	.62%	.65%
Net investment income	5.60	%(d)	5.19%		4.65%		4.16%		3.62%	2.01%
Portfolio turnover rate	285	%(e)	939%		656%		539%		590%	590%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	The expense ratio reflects the interest and fee expenses related to the interest expenses on investments sold short and for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees is .68% for the six months ended June 30, 2009, .66%, .64% and .64% for the years ended December 31, 2008, 2007 and 2006, respectively.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.58		$8.41	$7.99	$7.87	$8.07	$6.65

Income (Loss) From Investment Operations:
Net investment income (loss)	.02		.04	.02	.03	(.02)	(.05)
Net realized and unrealized gain (loss) on investments	.64		(2.64)	1.31	.71	1.16	1.47

Total from investment operations	.66		(2.60)	1.33	.74	1.14	1.42

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	— (c)	—
Distributions from net realized gains	—		—	—	—	(1.34)	— (c)
Distributions	(.04)		(1.23)	(.91)	(.62)	—	—

Total dividends and distributions	(.04)		(1.23)	(.91)	(.62)	(1.34)	— (c)

Net Asset Value, end of period	$5.20		$4.58	$8.41	$7.99	$7.87	$8.07

Total Return(a)	14.39%		(36.23)%	16.82%	9.59%	17.77%	21.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$118.1		$112.3	$205.8	$202.6	$194.8	$128.3
Ratios to average net assets(b):
Expenses	.73	%(d)	.68%	.65%	.67%	.80%	.78%
Net investment income (loss)	.83	%(d)	.55%	.24%	.32%	(.28)%	(.53)%
Portfolio turnover rate	24	%(e)	59%	54%	70%	142%	212%

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2009		December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.44		$8.17	$7.79	$7.72	$7.96	$6.58

Income (Loss) From Investment Operations:
Net investment income (loss)	.01		.01	(.01)	(.01)	(.05)	(.07)
Net realized and unrealized gain (loss) on investments	.61		(2.53)	1.27	.70	1.15	1.45

Total from investment operations	.62		(2.52)	1.26	.69	1.10	1.38

Less Dividends and Distributions:
Distributions from net realized gains	—		—	—	—	(1.34)	— (c)
Distributions	(.01)		(1.21)	(.88)	(.62)	—	—

Total dividends and distributions	(.01)		(1.21)	(.88)	(.62)	(1.34)	— (c)

Net Asset Value, end of period	$5.05		$4.44	$8.17	$7.79	$7.72	$7.96

Total Return(a):	14.04%		(36.24)%	16.34%	9.10%	17.47%	21.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.2		$0.2	$0.4	$0.3	$0.3	$0.4
Ratios to average net assets(b):
Expenses	1.13	%(d)	1.08%	1.05%	1.07%	1.20%	1.18%
Net investment income (loss)	.44	%(d)	.15%	(.16)%	(.04)%	(.70)%	(.94)%
Portfolio turnover rate	24	%(e)	59%	54%	70%	142%	212%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.60		$12.22	$13.68	$14.27	$15.51	$12.88

Income (Loss) From Investment Operations:
Net investment income	.05		.12	.13	.10	.07	.08
Net realized and unrealized gain (loss) on investments	.07		(3.47)	(.64)	1.78	.52	2.57

Total from investment operations	.12		(3.35)	(.51)	1.88	.59	2.65

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.08)	(.02)
Distributions from net realized gains	—		—	—	—	(1.75)	— (c)
Distributions	(.12)		(1.27)	(.95)	(2.47)	—	—

Total dividends and distributions	(.12)		(1.27)	(.95)	(2.47)	(1.83)	(.02)

Net Asset Value, end of period	$7.60		$7.60	$12.22	$13.68	$14.27	$15.51

Total Return(a)	1.54%		(30.50)%	(3.63)%	14.60%	4.61%	20.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$191.8		$202.2	$309.4	$369.0	$350.7	$393.3
Ratios to average net assets(b):
Expenses	1.02	%(d)	.98%	.96%	.96%	.97%	.96%
Net investment income	1.11	%(d)	1.17%	.81%	.71%	.49%	.69%
Portfolio turnover rate	25	%(e)	56%	45%	55%	119%	127%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	SP Strategic Partners Focused Growth Portfolio
	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(f)	2007	2006	2005		2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.78		$8.30	$7.49	$8.07	$7.00		$6.33

Income (Loss) From Investment Operations:
Net investment loss	—	(c)	(.02)	(.04)	(.04)	(.03)		—	(c)
Net realized and unrealized gain (loss) on investments	.84		(2.98)	1.18	(.02)	1.10		.67

Total from investment operations	.84		(3.00)	1.14	(.06)	1.07		.67

Less Distributions:
Distributions	—		(.52)	(.33)	(.52)	—		—

Net Asset Value, end of period	$5.62		$4.78	$8.30	$7.49	$8.07		$7.00

Total Return(a)	17.57%		(38.42)%	15.24%	(.66)%	15.29%		10.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25.6		$21.6	$38.4	$38.7	$38.3		$30.1
Ratios to average net assets(b):
Expenses	1.39	%(g)	1.23%	1.15%	1.15%	1.07	%(d)	1.01	%(d)
Net investment loss	(.04	)%(g)	(.30)%	(.43)%	(.47)%	(.44	)%(d)	(.01	)%(d)
Portfolio turnover rate	65	%(h)	62%	120%	142%	110%		84%

	SP Strategic Partners Focused Growth Portfolio
	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(f)	2007	2006	2005		2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.61		$8.04	$7.30	$7.91	$6.88		$6.26

Income (Loss) From Investment Operations:
Net investment loss	(.01)		(.05)	(.10)	(.08)	(.06)		(.01)
Net realized and unrealized gain (loss) on investments	.80		(2.86)	1.17	(.01)	1.09		.63

Total from investment operations	.79		(2.91)	1.07	(.09)	1.03		.62

Less Distributions:
Distributions	—		(.52)	(.33)	(.52)	—		—

Net Asset Value, end of period	$5.40		$4.61	$8.04	$7.30	$7.91		$6.88

Total Return(a)	17.14%		(38.54)%	14.68%	(1.07)%	14.97%		9.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12.4		$10.4	$27.3	$31.3	$42.8		$32.1
Ratios to average net assets(b):
Expenses	1.79	%(g)	1.63%	1.55%	1.55%	1.47	%(e)	1.41	%(e)
Net investment loss	(.44	)%(g)	(.70)%	(.83)%	(.88)%	(.84	)%(e)	(.34	)%(e)
Portfolio turnover rate	65	%(h)	62%	120%	142%	110%		84%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.14% and (.51)%, respectively, for the year ended December 31, 2005 and 1.28% and (.28)%, respectively, for the year ended December 31, 2004.

(e)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.54% and (.91)%, respectively, for the year ended December 31, 2005 and 1.68% and (.61)%, respectively, for the year ended December 31, 2004.

(f)	Calculated based on average shares outstanding during the year.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

The Prudential Series Fund

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of seven individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by, and composed of, Independent Trustees.

I. Renewal of Existing Management & Subadvisory Agreements

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 24-26, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Trust, and each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 24-26, 2009 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios do not have breakpoints is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ending December 31, 2008.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2008. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may provide supplemental data compiled by Lipper for the Board’s consideration

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2008), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP Davis Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Third Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted PI’s explanation that the Portfolio’s underperformance was primarily attributable to results during 2008, particularly the Portfolio’s holdings in several stocks in the troubled financial sector. The Board further noted information furnished by PI indicating that the Portfolio had performed in-line or better than its Peer Universe during three of the four prior calendar years.

•

The Board further noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the second quartile and outperforming its benchmark index during the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Fourth Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that PI’s explanation that the Portfolio’s underperformance was largely attributable to performance during 2008 and 2006, when the growth investment style utilized by one of the Portfolio’s subadvisers, William Blair, was out of favor, whereas the Portfolio outperformed its benchmark index and the median peer during 2005 and 2007.

•	The Board noted that the Portfolio’s performance had shown recent improvement, with the Portfolio ranking in the second quartile and outperforming its benchmark index during the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate the Portfolio’s performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	First Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive long-term performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Mid Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Third Quartile	Third Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period though it underperformed its benchmark index over the three- and five-year periods.

•

The Board noted that Neuberger Berman replaced the Portfolio’s previous subadviser in November 2007, and that only the one-year performance of the Portfolio was attributable to Neuberger Berman. The Board further noted that, while earlier in 2009 it had approved a new subadvisory agreement with Neuberger Berman as a result of the firm’s sale, there had been no change in the management of the Portfolio.

•	The Board concluded that, in light of the Portfolio’s competitive performance since the change in subadvisers it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP PIMCO High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	—
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that at the meetings it had approved submitting to shareholders a proposal to reorganize (merge) the Portfolio into the High Yield Bond Portfolio

•	The Board concluded that it was reasonable to approve the agreements on an interim basis, pending shareholder approval of the proposed reorganization of the Portfolio.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP PIMCO Total Return Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: First Quartile

•

The Board considered that the Portfolio underperformed its benchmark index over all periods. However, the Board noted PI’s assertion that the Portfolio’s benchmark index was very difficult to beat, since it ranked in the first quartile over every measurement period.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Prudential U.S. Emerging Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	—
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board also noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Small Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Third Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one- and three-year periods.

•

Although the Portfolio ranked in the third quartile over the five-year period, the Board noted that the five-year performance record included performance attributable to a previous subadviser, who had since been replaced. The Board noted that the Portfolio’s one-year and three-year performance showed improvement, with the Portfolio ranking in the second quartile.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Strategic Partners Focused Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Third Quartile	First Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed the benchmark index over the three-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was primarily attributable to the relatively small size of the Portfolio.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Aggressive Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Third Quartile	—
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•

The Board noted that at the meetings it had approved submitting to shareholders a proposal to reorganize (merge) the Portfolio into the AST Aggressive Asset Allocation Portfolio of the Advanced Series Trust.

•	The Board concluded that it was reasonable to approve the agreements on an interim basis, pending shareholder approval of the proposed reorganization of the Portfolio.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Balanced Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	Third Quartile	—
Actual Management Fees: N/A *
Net Total Expenses: N/A*

•

The Board noted that at the meetings it had approved submitting to shareholders a proposal to reorganize (merge) the Portfolio into the AST Balanced Asset Allocation Portfolio of the Advanced Series Trust.

•	The Board concluded that it was reasonable to approve the agreements on an interim basis, pending shareholder approval of the proposed reorganization of the Portfolio.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Conservative Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	—
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•

The Board noted that at the meetings it had approved submitting to shareholders a proposal to reorganize (merge) the Portfolio into the AST Preservation Asset Allocation Portfolio of the Advanced Series Trust.

•	The Board concluded that it was reasonable to approve the agreements on an interim basis, pending shareholder approval of the proposed reorganization of the Portfolio.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Third Quartile	—
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted PI’s explanation that the Portfolio’s underperformance was primarily attributable to the market turmoil and other extraordinary market conditions which occurred during 2008, which directly impacted the underlying funds in which the Portfolio invests, and had the effect of dragging down performance over longer periods. The Board further noted information provided by PI indicating that the Portfolio outperformed its benchmark index and exceeded the peer median performance in four and five of the past six calendar years, respectively.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

*	No data available from Lipper, because peer universe was too small (four or fewer funds)

II. Approval of New Subadvisory Agreement

At a meeting of the Board held on March 4, 2009, the Trustees, including the Independent Trustees, unanimously approved the recommendation by PI to appoint Neuberger Berman Management LLC (“Neuberger Berman”) as a subadviser with respect to the SP Mid-Cap Growth Portfolio (the “Portfolio”) and to approve a new subadvisory agreement between PI and Neuberger Berman.

The Board considered that, Neuberger Berman, a subsidiary of Lehman Brothers Holdings, Inc., was placed for sale following the bankruptcy filing of Lehman Brothers earlier in 2008. The Board further considered that, a group of senior Neuberger Berman executives had received approval from the U.S. Bankruptcy Court to purchase Neuberger Berman, and that the purchase of Neuberger Berman was expected to be completed by the end of the second quarter of 2009 (the “Transaction”). The Transaction was completed on May 4, 2009, at which time Neuberger Berman began operating as an independent entity. The Board also considered that, although there were no changes in the Neuberger Berman portfolio management teams as a result of the Transaction, pursuant to the terms of the prior subadvisory agreement and in accordance with the provisions of the 1940 Act, the Portfolio’s prior subadvisory agreement with Neuberger Berman would be automatically terminated as a result of a change in control.

Board Consideration of Subadvisory Agreement

The Board considered whether the approval of the new subadvisory agreement with Neuberger Berman was in the best interests of the Portfolio and its contract owners. Before approving the new subadvisory agreement, the Trustees reviewed performance, compliance and organization materials regarding Neuberger Berman and received presentations from PI. The Board also received materials relating to the new subadvisory agreement and had the opportunity to ask questions and request further information in connection with its consideration. In making the determination to retain Neuberger Berman as a subadviser, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the following information:

Nature, Quality and Extent of Services. The Board received and considered information regarding the nature, quality and extent of services to be provided to the Portfolio by Neuberger Berman under the new subadvisory agreement, namely, that Neuberger Berman would provide day-to-day portfolio management services and comply with all portfolio policies and applicable rules and regulations. The Board also noted that the nature and extent of services provided to the Portfolio under the prior subadvisory agreement with Neuberger Berman were identical in all material respects to those to be provided by Neuberger Berman under the new subadvisory agreement and generally similar to those provided by the other current subadvisers under their subadvisory agreements.

With respect to the quality of services, the Board considered, among other things, the background and experience of Neuberger Berman’s portfolio management team, which was not affected by the Transaction. The Board was also provided with information pertaining to Neuberger Berman’s anticipated organizational structure, senior management, investment operations, and other relevant information pertaining to Neuberger Berman and the Transaction. The Board noted that it received a favorable compliance report from the CCO of the Trust as to Neuberger Berman.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services provided to the Portfolio by Neuberger Berman under the prior subadvisory agreement and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by Neuberger Berman under the new subadvisory agreement should equal the quality of similar services provided by Neuberger Berman under the prior subadvisory agreement.

Performance of Neuberger Berman. The Board noted that at its June 2008 meetings, it had reviewed the performance of the Portfolio in connection with its annual consideration of the renewal of the Portfolio’s subadvisory agreements. As part of that review, the Board reviewed the performance of Neuberger Berman, as well as the Portfolio overall. The Board also noted that it reviews performance of the Portfolio at its quarterly meetings and that performance would also be reviewed at its June 2009 meeting relating to annual consideration of the renewal of subadvisory agreements.

Investment Subadvisory Fee Rate. The Board also considered, among other things, that the subadvisory fee rate payable under the new subadvisory agreement is identical to the fee rate payable under the existing subadvisory agreement. The Board noted that it had reviewed the subadvisory fee rate paid to Neuberger Berman at its June 2008 meetings in connection with the annual review of advisory agreements and determined that the fee rate was reasonable. The Board also noted that it would review the subadvisory fee rates paid again at their June 2009 meeting. At the June 24-26, 2009 meetings the Board reviewed the subadvisory fee and concluded that it was reasonable in light of the services provided.

Profitability. In connection with its annual reviews of advisory agreements, which occurred at its June 2008 and June 2009 meetings, the Board considered the profitability of PI and subadvisers affiliated with PI. The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale. In connection with its annual review of advisory agreements, which occurred at its June 2008 and June 2009 meetings, the Board considered economies of scale and breakpoints in the management fee rate. With respect to subadvisory agreements, however, the Board noted that PI, not the Portfolio, pays the subadvisory fees to the subadvisers out of its management fee.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser. The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Neuberger Berman and its affiliates as a result of Neuberger Berman’s relationship with the Portfolio. The Board concluded that any potential benefits to be derived by Neuberger Berman included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRST STD POSTAGES & FEES PAID VON HOFFMANN CORPORATION

The 2008 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock,” the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

0158080-00001-00    PSF-SAR-B

SEMIANNUAL REPORT	JUNE 30, 2009

The Prudential Series Fund

■	Diversified Conservative Growth Portfolio

0158083-00001-00

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contains information on the investment objectives, risks, and charges and expenses of the portfolios and the contract and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your contract’s insurance protection.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2009

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2009

■	DEAR CONTRACT OWNER

Our primary focus at Prudential is to help investors achieve and maintain long-term financial success. Our Prudential Series Fund semiannual report outlines our efforts to reach this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years, and the quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to help you make the most informed investment decisions to meet your needs. Together, you can develop a diversified investment portfolio that aligns with your long-term goals and can help deliver a more secure financial future.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve your financial goals.

Sincerely,

Stephen Pelletier

President,

The Prudential Series Fund	July 31, 2009

PRESIDENT

STEPHEN PELLETIER

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2009

Diversified Conservative Growth
Five Largest Holdings (% of Net Assets)
Federal Home Loan Mortgage Corp. 5.50%, 12/01/38	5.4%
Government National Mortgage Assoc. 6.50%, TBA	3.1%
Government National Mortgage Assoc. 5.50%, TBA	2.6%
U.S. Treasury Inflationary Indexed Bonds, TIPS 1.875%, 07/15/13	1.9%
Government National Mortgage Assoc. 6.00%, 11/15/37	1.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors/Industries are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2009

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
Diversified Conservative Growth (Class I)	Actual	$1,000.00	$1,126.60	1.20%	$6.33
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2009, and divided by the 365 days in the Portfolio’s fiscal year ended December 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 106.9%
COMMON STOCKS — 39.3%	Shares	Value (Note 2)

Aerospace & Defense — 0.4%
AAR Corp.*	2,800	$44,940
Lockheed Martin Corp.	2,500	201,625
Moog, Inc. (Class A Stock)*	2,175	56,137
Teledyne Technologies, Inc.*	1,500	49,125

		351,827

Apparel — 0.1%
True Religion Apparel, Inc.*	4,237	94,485

Automotive — 0.2%
Goodyear Tire & Rubber Co. (The)*	13,000	146,380

Banks — 0.1%
Pacific Capital Bancorp	1,700	3,638
United Bankshares, Inc.	2,200	42,988

		46,626

Beverages — 0.3%
PepsiCo, Inc.	5,500	302,280

Biotechnology — 1.1%
Celgene Corp.*	5,600	267,904
Cubist Pharmaceuticals, Inc.*	2,040	37,393
Gilead Sciences, Inc.*	11,600	543,344
Vertex Pharmaceuticals, Inc.*	2,200	78,408

		927,049

Building & Construction — 0.1%
Watsco, Inc.	1,200	58,716

Business Services — 0.2%
ICON PLC, ADR (Ireland)*	4,217	91,003
URS Corp.*	2,100	103,992

		194,995

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	6,726	197,139
Charles Schwab Corp. (The)	12,300	215,742
Goldman Sachs Group, Inc. (The)	4,600	678,224
Jefferies Group, Inc.*	3,900	83,187
Morgan Stanley	6,800	193,868
TD Ameritrade Holding Corp.*	10,100	177,154

		1,545,314

Chemicals — 0.8%
Ashland, Inc.	1,400	39,270
Dow Chemical Co. (The)	9,000	145,260
Huntsman Corp.	15,050	75,701
Monsanto Co.	2,900	215,586
Scotts Miracle-Gro Co. (The) (Class A Stock)	2,100	73,605
Terra Industries, Inc.	2,840	68,785
Valspar Corp. (The)	2,200	49,566

		667,773

Commercial Banks — 0.4%
Astoria Financial Corp.	5,850	50,193
East West Bancorp, Inc.	4,200	27,258
First Commonwealth Financial Corp.	4,215	26,723
KeyCorp.	28,400	148,816
Trustmark Corp.	2,899	56,009
UMB Financial Corp.	705	26,797

		335,796

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services — 0.4%
Aaron’s, Inc.	2,400	$71,568
Coinstar, Inc.*	1,453	38,795
FTI Consulting, Inc.*	1,615	81,913
GEO Group, Inc. (The)*	4,290	79,708
Ritchie Bros. Auctioneers, Inc. (Canada)	2,630	61,674
Sotheby’s	3,120	44,023

		377,681

Commercial Services & Supplies — 0.5%
Global Payments, Inc.	2,700	101,142
Monster Worldwide, Inc.*	3,275	38,678
Waste Connections, Inc.*	2,405	62,313
Waste Management, Inc.	9,400	264,704

		466,837

Communication Equipment — 1.8%
Cisco Systems, Inc.*	14,600	272,144
EMS Technologies, Inc.*	4,570	95,513
QUALCOMM, Inc.	18,400	831,680
Research In Motion Ltd. (Canada)*	4,900	348,145

		1,547,482

Computer Services & Software — 0.4%
ANSYS, Inc.*	2,595	80,860
Compellent Technologies, Inc.*	6,034	92,018
Informatica Corp.*	2,840	48,820
Netezza Corp.*	4,674	38,888
SRA International, Inc. (Class A Stock)*	3,200	56,192

		316,778

Computers
Radiant Systems, Inc.*	1,577	13,089

Computers & Peripherals — 1.1%
Apple, Inc.*	3,201	455,918
Hewlett-Packard Co.	6,200	239,630
International Business Machines Corp.	2,500	261,050

		956,598

Construction — 0.1%
Granite Construction, Inc.	1,500	49,920

Consumer — 0.2%
Ticketmaster Entertainment, Inc.*	22,090	141,818

Consumer Finance — 0.3%
SLM Corp.*	24,700	253,669

Diversified Consumer Services — 0.5%
Career Education Corp.*	6,100	151,829
H&R Block, Inc.	18,400	317,032

		468,861

Diversified Financial Services — 0.5%
Bank of America Corp.	17,900	236,280
Duff & Phelps Corp. (Class A Stock)	2,390	42,494
Eaton Vance Corp.	3,300	88,275
Raymond James Financial, Inc.	4,175	71,852
Student Loan Corp. (The)	900	33,480

		472,381

Electric — 0.4%
NRG Energy, Inc.*	13,200	342,672

SEE NOTES TO FINANCIAL STATEMENTS.

A1

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electric Utilities — 0.3%
American Electric Power Co., Inc.	2,100	$60,669
Entergy Corp.	2,500	193,800

		254,469

Electrical Equipment — 0.3%
First Solar, Inc.*	1,500	243,180

Electronic Components — 0.2%
DTS, Inc.*	3,165	85,677
Universal Electronics, Inc.*	4,914	99,115

		184,792

Electronic Components & Equipment
GrafTech International Ltd.*	3,780	42,752

Electronic Equipment & Instruments — 0.3%
Checkpoint Systems, Inc.*	3,000	47,070
Coherent, Inc.*	3,800	78,584
FLIR Systems, Inc.*	5,200	117,312

		242,966

Energy Equipment & Services — 0.3%
Schlumberger Ltd. (Netherlands)	2,400	129,864
Weatherford International Ltd. (Switzerland)*	8,300	162,348

		292,212

Energy – Other — 0.1%
Headwaters, Inc.*	3,369	11,320
Swift Energy Co.*	2,800	46,620

		57,940

Entertainment & Leisure — 0.4%
Bally Technologies, Inc.*	4,307	128,866
Life Time Fitness, Inc.*	2,800	56,028
Penn National Gaming, Inc.*	1,140	33,185
Shuffle Master, Inc.*	10,290	68,017
WMS Industries, Inc.*	1,285	40,490

		326,586

Environmental Control — 0.1%
Republic Services, Inc.	2,975	72,620

Financial Services — 0.1%
Investment Technology Group, Inc.*	2,725	55,563

Food — 0.2%
Tyson Foods, Inc. (Class A Stock)	13,800	174,018

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	4,600	210,220
CVS Caremark Corp.	18,500	589,595
Kroger Co. (The)	14,800	326,340
Wal-Mart Stores, Inc.	8,700	421,428

		1,547,583

Food Products — 0.8%
Cadbury PLC (United Kingdom)	14,300	122,232
Cadbury PLC, ADR (United Kingdom)	7,612	261,853
ConAgra Foods, Inc.	16,400	312,584

		696,669

Hand/Machine Tools
Regal-Beloit Corp.	1,060	42,103

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare & Pharmaceuticals
Bio-Rad Laboratories, Inc. (Class A Stock)*	520	$39,250

Healthcare Equipment & Supplies — 1.0%
Alcon, Inc. (Switzerland)	2,600	301,912
Baxter International, Inc.	6,800	360,128
Cutera, Inc.*	4,920	42,411
Thoratec Corp.*	5,485	146,888

		851,339

Healthcare Providers & Services — 1.6%
Aetna, Inc.	3,300	82,665
Amedisys, Inc.*	2,640	87,173
AMERIGROUP Corp.*	2,700	72,495
Centene Corp.*	3,450	68,931
Covance, Inc.*	1,600	78,720
Eclipsys Corp.*	5,296	94,163
Healthways, Inc.*	3,200	43,040
Lincare Holdings, Inc.*	2,710	63,739
Medco Health Solutions, Inc.*	7,100	323,831
Omnicare, Inc.	9,300	239,568
Pharmaceutical Product Development, Inc.	3,900	90,558
WellPoint, Inc.*	2,800	142,492

		1,387,375

Healthcare Services — 0.2%
Genoptix, Inc.*	1,905	60,941
MEDNAX, Inc.*	1,800	75,834

		136,775

Hotels, Restaurants & Leisure — 0.2%
Brinker International, Inc.	2,500	42,575
Sonic Corp.*	3,200	32,096
Starbucks Corp.*	4,600	63,894

		138,565

Household Durables — 0.1%
Meritage Homes Corp.*	1,700	32,062
Snap-on, Inc.	1,700	48,858

		80,920

Household Products — 0.6%
Colgate-Palmolive Co.	3,000	212,220
Kimberly-Clark Corp.	5,904	309,547

		521,767

Housewares — 0.1%
Toro Co. (The)	2,000	59,800

Industrial Conglomerates — 0.1%
Johnson Controls, Inc.	2,700	58,644

Insurance — 1.0%
AXIS Capital Holdings Ltd. (Bermuda)	8,200	214,676
Berkshire Hathaway, Inc. (Class B Stock)*	38	110,037
Delphi Financial Group, Inc. (Class A Stock)	2,825	54,890
Protective Life Corp.	4,100	46,904
Reinsurance Group of America, Inc.	2,200	76,802
State Auto Financial Corp.	2,300	40,250
Travelers Cos., Inc. (The)	3,300	135,432

SEE NOTES TO FINANCIAL STATEMENTS.

A2

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
United Fire & Casualty Co.	2,100	$36,015
XL Capital Ltd. (Class A Stock) (Cayman Islands)	10,300	118,038

		833,044

Internet — 0.1%
Digital River, Inc.*	1,900	69,008

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	5,500	460,130

Internet Software & Services — 1.6%
Baidu, Inc., ADR (Cayman Islands)*	500	150,545
Google, Inc. (Class A Stock)*	1,900	801,021
IAC/InterActiveCorp*	18,750	300,937
Internet Capital Group, Inc.*	2,250	15,143
NetFlix, Inc.*	1,180	48,781
TIBCO Software, Inc.*	10,392	74,511

		1,390,938

IT Services — 0.8%
MasterCard, Inc. (Class A Stock)	1,600	267,696
Visa, Inc. (Class A Stock)	6,400	398,464

		666,160

Machinery & Equipment — 0.1%
Bucyrus International, Inc.	3,300	94,248

Manufacturing — 0.2%
Harsco Corp.	2,400	67,920
Hexcel Corp.*	9,820	93,584

		161,504

Media — 1.3%
Comcast Corp. (Class A Stock)	16,950	245,606
Discovery Communications, Inc. (Class A Stock)*	10,100	227,755
Liberty Global, Inc. (Class C Stock)*	15,783	249,529
Time Warner Cable, Inc.	6,000	190,020
Walt Disney Co. (The)	8,200	191,306

		1,104,216

Medical Supplies & Equipment — 0.1%
Quality Systems, Inc.	1,437	81,852
Vital Images, Inc.*	2,410	27,353

		109,205

Metals & Mining — 0.1%
Northwest Pipe Co.*	2,203	76,576
Timken Co.	3,200	54,656

		131,232

Multi-Line Retail — 0.2%
Kohl’s Corp.*	4,500	192,375

Multi-Utilities — 0.4%
Sempra Energy	6,400	317,632

Office Electronics — 0.1%
Xerox Corp.	12,900	83,592

Office Equipment
School Specialty, Inc.*	1,500	30,315

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil & Gas Exploration/Production — 0.1%
Core Laboratories NV (Netherlands)	800	$69,720

Oil, Gas & Consumable Fuels — 3.8%
Apache Corp.	2,600	187,590
Cabot Oil & Gas Corp.	3,700	113,368
Canadian Natural Resources Ltd. (Canada)	3,200	167,968
Chesapeake Energy Corp.	10,300	204,249
EOG Resources, Inc.	2,800	190,176
Hess Corp.	2,400	129,000
Lufkin Industries, Inc.	1,893	79,601
Noble Energy, Inc.	1,700	100,249
Occidental Petroleum Corp.	9,400	618,614
Petroleo Brasileiro SA, ADR (Brazil)	10,900	446,682
Southwestern Energy Co.*	6,000	233,100
St. Mary Land & Exploration Co.	2,700	56,349
Suncor Energy, Inc. (Canada)	8,100	245,754
WGL Holdings, Inc.	2,100	67,242
XTO Energy, Inc.	12,200	465,308

		3,305,250

Pharmaceuticals — 2.2%
Abbott Laboratories	3,900	183,456
American Medical Systems Holdings, Inc.*	8,825	139,435
BioMarin Pharmaceutical, Inc.*	4,020	62,752
Herbalife Ltd. (Cayman Islands)	1,885	59,453
Mylan, Inc.*	22,800	297,540
Onyx Pharmaceuticals, Inc.*	1,285	36,314
Perrigo Co.	1,300	36,114
Roche Holding AG, ADR (Switzerland)	6,000	204,660
Shire PLC, ADR (United Kingdom)	7,290	302,389
Teva Pharmaceutical Industries Ltd., ADR (Israel)	8,500	419,390
Wyeth	2,600	118,014

		1,859,517

Pipelines & Other — 0.3%
Williams Cos., Inc.	16,100	251,321

Real Estate Investment Trust
Redwood Trust, Inc.	2,205	32,546

Restaurants — 0.1%
BJ’s Restaurants, Inc.*	4,475	75,493

Retail & Merchandising — 0.3%
Cash America International, Inc.	6,338	148,246
Genesco, Inc.*	4,598	86,304

		234,550

Semiconductors — 0.3%
Macrovision Solutions Corp.*	3,930	85,714
ON Semiconductor Corp.*	12,620	86,573
OYO Geospace Corp.*	2,750	70,565
Teradyne, Inc.*	6,055	41,537

		284,389

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Energy Industries, Inc.*	1,745	15,688
Analog Devices, Inc.	4,026	99,764
Applied Materials, Inc.	14,800	162,356
Formfactor, Inc.*	605	10,454
Intel Corp.	18,610	307,996

SEE NOTES TO FINANCIAL STATEMENTS.

A3

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (continued)
Itron, Inc.*	1,460	$80,402
Marvell Technology Group Ltd. (Bermuda)*	17,400	202,536
Varian Semiconductor Equipment Associates, Inc.*	3,560	85,404

		964,600

Software — 2.2%
Adobe Systems, Inc.*	9,500	268,850
Check Point Software Technologies (Israel)*	7,900	185,413
MedAssets, Inc.*	2,949	57,358
Microsoft Corp.	16,400	389,828
Novell, Inc.*	10,435	47,271
Omniture, Inc.*	3,190	40,066
Oracle Corp.	10,500	224,910
salesforce.com, Inc.*	1,600	61,072
SAP AG, ADR (Germany)	3,300	132,627
SolarWinds, Inc.*	2,000	32,980
Symantec Corp.*	28,800	448,128

		1,888,503

Specialty Retail — 0.1%
Staples, Inc.	2,500	50,425
Tiffany & Co.	1,301	32,993

		83,418

Technology — 0.4%
CA, Inc.	21,200	369,516

Telecommunications — 0.2%
Arris Group, Inc.*	7,800	94,848
SBA Communications Corp. (Class A Stock)*	2,100	51,534

		146,382

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	1,810	$48,653
NIKE, Inc. (Class B Stock)	4,010	207,637
Phillips-Van Heusen Corp.	2,300	65,987

		322,277

Thrifts & Mortgage Finance — 0.1%
People’s United Financial, Inc.	7,150	107,536

Transportation — 0.1%
Landstar System, Inc.	2,125	76,309

Utilities — 0.1%
ONEOK, Inc.	1,900	56,031

Wireless Telecommunication Services — 0.5%
NII Holdings, Inc.*	19,000	362,330
Virgin Mobile USA, Inc. (Class A Stock)*	22,900	92,058

		454,388

TOTAL COMMON STOCKS (cost $29,225,957)		33,812,260

PREFERRED STOCKS — 0.2%
Consumer Finance — 0.1%
SLM Corp., Series C, 7.25%, CVT	130	73,807

Pharmaceuticals — 0.1%
Mylan, Inc., 6.50%, CVT	150	129,210

TOTAL PREFERRED STOCKS (cost $150,358)		203,017

	Units
WARRANT*
Media
Sirius XM Radio, Inc., expiring 03/15/10 (cost $0)	100	—

CORPORATE BONDS — 30.9%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Aerospace & Defense — 0.7%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.50%	07/01/18	$100	$94,250
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	75	68,531
Esterline Technologies Corp., Gtd. Notes	B1	7.75%	06/15/13	125	121,250
L-3 Communications Corp., Gtd. Notes	Ba3	5.875%	01/15/15	50	44,375
L-3 Communications Corp., Gtd. Notes	Ba3	6.125%	01/15/14	75	69,750
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	40	36,900
Moog, Inc., Sr. Sub. Notes	Ba3	7.25%	06/15/18	75	70,125
TransDigm, Inc., Gtd. Notes	B3	7.75%	07/15/14	75	71,250

					576,431

Airlines — 0.1%
AMR Corp., Sr. Unsec’d. Notes	CCC+(d)	10.40%	03/10/11	100	49,000
Continental Airlines, Inc., Pass-Through Certificates	Ba2	6.748%	03/15/17	16	11,590

					60,590

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC, Gtd. Notes, MTN	A3	5.75%	09/08/11	100	102,039

SEE NOTES TO FINANCIAL STATEMENTS.

A4

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Automotive — 0.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.25%	10/25/11	$140	$121,092
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.875%	06/15/10	80	75,989
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	9.875%	08/10/11	100	92,505
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B1	10.50%	05/15/16	50	50,500
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.25%	03/15/17	175	120,750

					460,836

Banks — 0.5%
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(g)	Baa1	10.179%	06/12/21	400	413,296

Building & Construction — 0.3%
Centex Corp., Sr. Unsec’d. Notes	Ba3	5.70%	05/15/14	25	22,688
Centex Corp., Sr. Unsec’d. Notes	Ba3	5.80%	09/15/09	25	25,000
D.R. Horton, Inc., Gtd. Notes	Ba3	7.875%	08/15/11	50	50,500
KB Home, Gtd. Notes	B1	6.375%	08/15/11	125	120,625
Owens Corning, Gtd. Notes	Ba1	6.50%	12/01/16	25	21,914

					240,727

Cable — 0.6%
CCH II LLC/CCH II Capital Corp., Gtd. Notes, 144A(i)	NR	10.25%	10/01/13	50	49,500
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	6.75%	04/15/12	150	144,750
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes	Ba3	8.375%	03/15/13	50	50,125
DISH DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	60	55,950
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50%	10/15/15	25	22,500
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Baa3	7.20%	12/15/11	9	9,293
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Baa3	8.25%	04/11/10	25	25,687
UPC Holding BV, Sr. Unsec’d. Notes, 144A (Netherlands)	B2	9.875%	04/15/18	75	71,344
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.50%	08/15/16	100	98,500

					527,649

Capital Goods — 2.3%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	50	45,500
ALH Finance LLC, Gtd. Notes	Caa1	8.50%	01/15/13	100	87,500
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.125%	05/15/16	50	50,250
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.00%	08/15/16	100	84,750
Ashtead Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	B2	8.625%	08/01/15	75	63,938
Blount, Inc., Gtd. Notes	B2	8.875%	08/01/12	125	125,312
Columbus Mckinnon Corp., Gtd. Notes	B1	8.875%	11/01/13	200	200,250
Erac USA Finance Co., Notes, 144A	BBB(d)	6.20%	11/01/16	50	45,052
Erac USA Finance Co., Sr. Unsec’d. Notes, 144A	Baa2	5.90%	11/15/15	25	22,908
GrafTech Finance, Inc., Gtd. Notes	Ba3	10.25%	02/15/12	10	9,450
Hertz Corp. (The), Gtd. Notes	B1	8.875%	01/01/14	140	128,800
Interline Brands, Inc., Gtd. Notes	B3	8.125%	06/15/14	75	73,875
JohnsonDiversey Holdings, Inc., Disc. Notes	Caa1	10.67%	05/15/13	75	63,000
JohnsonDiversey, Inc., Gtd. Notes	B2	9.625%	05/15/12	75	74,437
Mobile Mini, Inc., Gtd. Notes	B2	6.875%	05/01/15	45	37,463
RBS Global, Inc./Rexnord Corp., Gtd. Notes	Caa2	9.50%	08/01/14	110	94,050
RSC Equipment Rental, Inc., Sr. Sec’d. Notes, 144A	B1	10.00%	07/15/17	25	24,875
RSC Equipment Rental, Inc., Gtd. Notes	Caa2	9.50%	12/01/14	110	88,275
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.625%	12/15/14	250	241,250
Stena AB, Sr. Unsec’d. Notes (Sweden)	Ba2	7.50%	11/01/13	150	126,375
Terex Corp., Gtd. Notes	Ba3	7.375%	01/15/14	50	45,750
Terex Corp., Sr. Sub. Notes	Caa1	8.00%	11/15/17	125	96,094
United Rentals North America, Inc., Gtd. Notes, 144A	B2	10.875%	06/15/16	75	72,000
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875%	05/01/14	95	91,912

					1,993,066

Capital Markets — 0.7%
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.75%	10/18/16	500	479,348
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.00%	04/28/15	100	99,739

					579,087

SEE NOTES TO FINANCIAL STATEMENTS.

A5

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals — 0.2%
Huntsman LLC, Sec’d. Notes	Ba1	11.625%		10/15/10	$50	$51,250
Koppers, Inc., Sr. Sec’d. Notes	Ba3	9.875%		10/15/13	102	100,470
Momentive Performance Materials, Inc., Gtd. Notes	Ca	9.75%		12/01/14	50	22,250

						173,970

Consumer — 0.5%
Jarden Corp., Sr. Unsec’d. Notes	B2	8.00%		05/01/16	25	23,875
Mac-Gray Corp., Gtd. Notes	B3	7.625%		08/15/15	50	47,563
Realogy Corp., Gtd. Notes	Ca	10.50%		04/15/14	175	75,687
Realogy Corp., Gtd. Notes, PIK	Ca	11.00%		04/15/14	39	12,256
Service Corp. International, Sr. Unsec’d. Notes	B1	6.75%		04/01/16	50	45,125
Service Corp. International, Sr. Unsec’d. Notes	B1	7.00%		06/15/17	25	22,625
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%		10/01/14	50	47,250
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25%		02/15/13	125	116,250
Ticketmaster Entertainment, Inc., Gtd. Notes, 144A	Ba3	10.75%		07/28/16	50	44,500

						435,131

Diversified Financial Services — 1.2%
Bank of America Corp., Sr. Unsec’d. Notes	A2	0.765%	(c)	10/14/16	400	302,644
CIT Group, Inc., Sr. Unsec’d. Notes	Ca	5.40%		03/07/13	50	30,988
Citigroup, Inc., Jr. Sub. Notes	Ca	8.40%	(c)	04/29/49	200	150,014
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	500	462,778
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1	4.623%		06/15/10	22	21,799
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1	4.633%		06/15/10	44	43,600

						1,011,823

Electric — 2.2%
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14	50	47,375
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15	25	23,250
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17	125	116,250
AES Eastern Energy LP, Pass-Through Certificates	Ba1	9.00%		01/02/17	112	104,428
Dynegy Roseton/Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%		11/08/10	24	23,697
Dynegy Roseton/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	B2	7.67%		11/08/16	25	21,937
Energy Future Holdings Corp., Gtd. Notes	Caa1	10.875%		11/01/17	75	54,750
Illinois Power Co., Sr. Sec’d. Notes	Baa3	6.25%		04/01/18	500	473,515
KCP&L Greater Missouri Operations Co., Sr. Unsec’d. Notes	Baa3	7.95%		02/01/11	75	77,607
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba1	9.125%		06/30/17	157	155,368
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	50	48,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	135	127,744
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.00%		05/01/10	140	144,900
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11	100	100,962
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B, Pass-Through Certificates	Ba1	9.237%		07/02/17	53	50,928
Sithe/Independence Funding Corp., Sr. Sec’d. Notes	Ba2	9.00%		12/30/13	84	82,350
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A	Ba2	7.00%		06/30/21	88	75,465
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes	Caa1	10.25%		11/01/15	325	202,312

						1,931,338

Energy – Other — 1.5%
Baldor Electric Co., Gtd. Notes	B3	8.625%		02/15/17	60	55,500
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15	25	22,938
Cie Generale de Geophysique-Veritas, Sr. Notes, 144A (France)	Ba3	9.50%		05/15/16	100	99,750
Denbury Resources, Inc., Gtd. Notes	B1	9.75%		03/01/16	50	51,375
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%		11/15/14	125	105,781
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16	50	45,125
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18	100	90,875
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	7.875%		12/15/14	50	32,375

SEE NOTES TO FINANCIAL STATEMENTS.

A6

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Other (continued)
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	8.25%		12/15/14	$75	$49,500
Petrohawk Energy Corp., Gtd. Notes	B3	7.875%		06/01/15	75	69,375
Petrohawk Energy Corp., Gtd. Notes	B3	9.125%		07/15/13	50	49,750
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%		05/01/14	75	64,500
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	7.00%		05/01/17	75	62,250
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.65%		03/15/17	95	83,159
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%		05/01/18	100	87,118
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%		03/15/17	65	56,875
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%		06/01/18	50	44,875
Range Resources Corp., Gtd. Notes	Ba3	7.50%		10/01/17	75	71,250
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.00%		06/01/18	100	85,500
Swift Energy Co., Gtd. Notes	B3	7.125%		06/01/17	50	35,250

						1,263,121

Financial – Bank & Trust — 2.8%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13	1,000	981,369
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)	Aa2	6.20%		07/19/13	500	515,086
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	4.875%		05/20/13	900	923,825

						2,420,280

Financial Services — 0.9%
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	90	88,200
CitiFinancial, Inc., Sr. Unsec’d. Notes	A3	6.625%		06/01/15	100	89,838
General Electric Capital Corp., Sub. Notes, 144A	Aa3	6.50%	(c)	09/15/67	GBP 300	296,136
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13	600	90,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18	200	32,000
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%		07/01/16	150	147,000

						743,924

Food — 0.5%
ARAMARK Corp., Gtd. Notes	B3	4.528%	(c)	02/01/15	50	40,625
ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15	30	29,100
Del Monte Corp., Gtd. Notes	B1	8.625%		12/15/12	25	25,312
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	8.875%		05/15/17	75	73,875
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	8.35%		05/01/10	25	25,562
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	8.70%		05/01/30	15	13,088
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	Ba3	10.00%		07/15/14	25	24,688
Stater Brothers Holdings, Gtd. Notes	B2	7.75%		04/15/15	50	48,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%		05/15/12	50	49,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	8.00%		05/01/16	75	72,750
Tyson Foods, Inc., Gtd. Notes	Ba3	7.85%		04/01/16	50	48,213
Tyson Foods, Inc., Sr. Unsec’d. Notes, 144A	Ba3	10.50%		03/01/14	25	27,125

						477,838

Gaming — 0.6%
Ameristar Casinos, Inc., Sr. Unsec’d. Notes, 144A	B2	9.25%		06/01/14	25	25,500
CCM Merger, Inc., Notes, 144A	Caa3	8.00%		08/01/13	125	86,250
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	CCC-(d)	10.00%		12/15/18	216	124,200
MGM MIRAGE, Gtd. Notes	Caa2	6.625%		07/15/15	100	65,250
MGM MIRAGE, Sr. Sec’d. Notes, 144A	B1	10.375%		05/15/14	25	25,938
MGM MIRAGE, Sr. Sec’d. Notes, 144A	B1	13.00%		11/15/13	100	109,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Caa2	8.00%		04/01/12	70	53,200
Pinnacle Entertainment, Inc., Gtd. Notes	B3	7.50%		06/15/15	25	21,375
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A	Caa1	9.375%		06/15/15	25	15,000
Station Casinos, Inc., Sr. Sub. Notes(i)	C	6.50%		02/01/14	50	1,000
Station Casinos, Inc., Sr. Sub. Notes(i)	C	6.875%		03/01/16	50	1,250
Station Casinos, Inc., Sr. Unsec’d. Notes(i)	Ca	6.00%		04/01/12	50	17,250

						545,713

SEE NOTES TO FINANCIAL STATEMENTS.

A7

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare & Pharmaceuticals — 3.1%
Accellent, Inc., Gtd. Notes	Caa3	10.50%		12/01/13	$225	$190,687
Alliance HealthCare Services, Inc., Sr. Sub. Notes	B3	7.25%		12/15/12	25	24,250
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A	Ba2	11.25%		11/01/14	140	135,100
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	7.50%		08/15/13	25	24,656
Bio-Rad Laboratories, Inc., Sr. Sub. Notes, 144A	Ba3	8.00%		09/15/16	50	49,500
Biomet, Inc., Gtd. Notes	Caa1	11.625%		10/15/17	50	49,000
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%		10/15/17	250	241,875
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.25%		11/15/15	75	69,375
Catalent Pharma Solutions, Inc., Gtd. Notes	Caa1	9.50%		04/15/15	100	52,125
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16	200	197,000
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%		11/15/16	347	343,530
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.25%		02/15/13	125	109,375
HCA, Inc., Sr. Unsec’d. Notes, MTN	Caa1	9.00%		12/15/14	50	41,442
Inverness Medical Innovations, Inc., Sr. Sub. Notes	B3	9.00%		05/15/16	50	48,375
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%		04/01/14	75	68,438
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%		01/15/16	75	67,500
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75%		07/15/15	75	68,625
Psychiatric Solutions, Inc., Sr. Sub. Notes, 144A	B3	7.75%		07/15/15	25	22,875
Res-Care, Inc., Gtd. Notes	B1	7.75%		10/15/13	100	93,500
Select Medical Corp., Gtd. Notes	B3	7.625%		02/01/15	70	56,875
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%		01/15/12	208	204,360
Skilled HealthCare Group, Gtd. Notes	Caa1	11.00%		01/15/14	103	105,575
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%		04/15/15	125	123,750
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A	Caa1	10.00%		07/15/17	125	86,875
Vanguard Health Holding Co. II LLC, Gtd. Notes	Caa1	9.00%		10/01/14	75	71,812
Viant Holdings, Inc., Gtd. Notes, 144A	Caa1	10.125%		07/15/17	168	131,880

						2,678,355

Healthcare Insurance — 0.1%
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.95%		03/15/17	25	19,600
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%		01/15/15	75	65,081

						84,681

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes, 144A	A3	8.25%		08/15/18	400	235,403
ASIF III Jersey Ltd., Sr. Sec’d. Notes, MTN (Japan)	A+(d)	0.95%		07/15/09	JPY 60,000	613,380

						848,783

Lodging — 0.2%
Felcor Lodging LP, Gtd. Notes	B2	9.00%		06/01/11	35	30,800
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.375%		03/15/15	100	86,500
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	7.875%		10/15/14	50	47,000

						164,300

Media & Entertainment — 1.5%
AMC Entertainment, Inc., Gtd. Notes	Caa1	11.00%		02/01/16	35	33,862
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.75%		01/15/13	75	18,375
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%		06/15/18	25	5,438
Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes(i)	D(d)	9.875%		08/15/13	134	20,435
Dex Media West LLC/Dex Media Finance Co., Sr. Unsec’d. Notes(i)	D(d)	8.00%		11/15/13	70	10,500
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.00%		03/01/14	50	40,250
Lamar Media Corp., Gtd. Notes	B2	6.625%		08/15/15	125	105,625
LIN Television Corp., Gtd. Notes	B3	6.50%		05/15/13	50	33,500
Medianews Group, Inc., Sr. Sub. Notes	NR	6.875%		10/01/13	50	5
Morris Publishing Group LLC, Gtd. Notes(i)	C	7.00%		08/01/13	25	1,250
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16	100	90,625
R.H. Donnelley Corp., Sr. Unsec’d. Notes(i)	D(d)	8.875%		10/15/17	50	2,563
Sun Media Corp., Gtd. Notes (Canada)	Ba2	7.625%		02/15/13	30	19,725
Time Warner, Inc., Gtd. Notes	Baa2	1.15%	(c)	11/13/09	800	798,091

SEE NOTES TO FINANCIAL STATEMENTS.

A8

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Media & Entertainment (continued)
Univision Communications, Inc., Gtd. Notes, 144A, PIK	Caa2	9.75%		03/15/15	$95	$55,337
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.50%		06/15/16	75	74,625

						1,310,206

Metals — 0.8%
Aleris International, Inc., Gtd. Notes(i)	D(d)	9.00%		12/15/14	25	281
Century Aluminum Co., Gtd. Notes	Ca	7.50%		08/15/14	25	17,063
FMG Finance Pty Ltd., Sr. Sec’d. Notes, 144A (Australia)	B1	10.625%		09/01/16	50	48,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	4.995%	(c)	04/01/15	50	46,802
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	40	40,300
Ispat Inland ULC, Gtd. Notes (Canada)	Baa3	9.75%		04/01/14	189	198,023
Metals USA, Inc., Sr. Sec’d. Notes	Caa1	11.125%		12/01/15	75	61,594
Ryerson, Inc., Gtd. Notes	Caa1	8.403%	(c)	11/01/14	25	18,187
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.00%		11/01/15	50	40,750
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba3	9.75%		05/15/14	75	77,625
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba3	10.25%		05/15/16	50	52,375
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba3	10.75%		05/15/19	50	53,750
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	7.00%		02/01/18	15	13,031

						667,781

Non Captive Finance — 0.4%
GMAC LLC, Sr. Unsec’d. Notes	Ca	6.75%		12/01/14	300	230,633
GMAC LLC, Gtd. Notes, 144A	Ca	6.625%		05/15/12	25	20,875
GMAC LLC, Gtd. Notes, 144A	Ca	6.875%		09/15/11	50	43,750
GMAC LLC, Gtd. Notes, 144A	Ca	6.875%		08/28/12	50	41,750

						337,008

Packaging — 0.7%
Berry Plastics Holding Corp., Sec’d. Notes	Caa1	8.875%		09/15/14	125	105,313
BWAY Corp., Sr. Sub. Notes, 144A	B3	10.00%		04/15/14	50	49,875
Exopac Holding Corp., Gtd. Notes	B3	11.25%		02/01/14	75	61,500
Graham Packaging Co., Inc., Gtd. Notes	Caa1	8.50%		10/15/12	30	28,950
Graham Packaging Co., Inc., Gtd. Notes	Caa1	9.875%		10/15/14	25	23,250
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.75%		02/01/17	175	160,562
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	8.25%		05/15/13	50	50,250
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75%		11/15/13	90	86,175
Solo Cup Co., Sr. Sec’d. Notes, 144A	B2	10.50%		11/01/13	65	65,163

						631,038

Paper — 0.4%
Cellu Tissue Holdings, Inc., Sec’d. Notes, 144A	B2	11.50%		06/01/14	60	58,950
Domtar Corp., Gtd. Notes	Ba3	7.875%		10/15/11	6	5,850
Domtar Corp., Gtd. Notes	Ba3	10.75%		06/01/17	50	48,000
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	8.25%		05/01/16	100	97,000
Graphic Packaging International, Inc., Gtd. Notes	B3	8.50%		08/15/11	24	23,760
Graphic Packaging International, Inc., Gtd. Notes, 144A	B3	9.50%		06/15/17	40	39,400
Norampac Industries, Inc., Gtd. Notes (Canada)	Ba3	6.75%		06/01/13	30	25,650
Verso Paper Holdings LLC / Verso Paper, Inc., Gtd. Notes	Caa1	11.375%		08/01/16	150	42,000

						340,610

Pipelines & Other — 1.3%
Bill Barrett Corp., Gtd. Notes	B1	9.875%		07/15/16	50	47,586
El Paso Corp., Notes	Ba3	7.80%		08/01/31	100	81,571
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11	250	245,219
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.25%		02/15/16	50	48,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsec’d. Notes, 144A	B2	11.25%		07/15/17	75	71,230
Targa Resources, Inc., Gtd. Notes	B3	8.50%		11/01/13	150	112,125
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	8.125%		03/15/12	100	103,635

SEE NOTES TO FINANCIAL STATEMENTS.

A9

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines & Other — (continued)

Williams Cos., Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.375%	10/01/10	$350	$349,932
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Ba2	7.50%	06/15/11	25	25,062
Williams Partners LP/Williams Partners Finance Co., Sr. Unsec’d. Notes	Ba2	7.25%	02/01/17	50	45,625

					1,130,610

Real Estate Investment Trusts — 0.2%
iStar Financial, Inc., Sr. Unsec’d. Notes	Caa1	5.80%	03/15/11	100	60,500
Nationwide Health Properties, Inc., Sr. Unsec’d. Notes	Baa2	6.50%	07/15/11	100	98,517

					159,017

Retailers — 0.2%
Neiman Marcus Group, Inc. (The), Gtd. Notes	Caa3	10.375%	10/15/15	70	40,950
Rite Aid Corp., Sr. Sec’d. Notes	Caa2	7.50%	03/01/17	75	58,688
Rite Aid Corp., Sr. Sec’d. Notes, 144A	B3	9.75%	06/12/16	40	40,000
Susser Holdings LLC, Gtd. Notes	B3	10.625%	12/15/13	50	50,125

					189,763

Technology — 1.8%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70%	06/01/10	255	249,900
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	5.20%	06/01/15	75	63,750
Anixter, Inc., Gtd. Notes	Ba2	10.00%	03/15/14	75	74,625
Avago Technologies Finance, Gtd. Notes (Singapore)	B1	10.125%	12/01/13	160	163,200
Avago Technologies Finance, Gtd. Notes (Singapore)	B3	11.875%	12/01/15	50	49,875
CA, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	12/01/14	50	48,500
First Data Corp., Gtd. Notes	Caa1	9.875%	09/24/15	125	88,750
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125%	12/15/14	131	48,534
Iron Mountain, Inc., Gtd. Notes	B2	8.625%	04/01/13	145	144,637
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba3	6.375%	10/01/11	50	47,812
Seagate Technology International, Sec’d. Notes, 144A (Cayman Islands)	Ba1	10.00%	05/01/14	50	51,562
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa3	8.00%	05/01/14	175	85,969
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	70	55,650
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba1	7.50%	07/19/10	75	74,250
Sungard Data Systems, Inc., Gtd. Notes, 144A	Caa1	10.625%	05/15/15	225	220,500
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25%	08/15/15	50	46,188
Terremark Worldwide, Inc., Sr. Sec’d. Notes, 144A	B2	12.00%	06/15/17	50	48,000

					1,561,702

Telecom — 3.0%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	75	75,469
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Ba1	7.75%	05/01/17	10	9,750
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%	07/15/13	55	50,325
Citizens Communications Corp., Sr. Unsec’d. Notes	Ba2	8.25%	05/01/14	125	118,125
Citizens Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%	08/15/31	15	12,375
FairPoint Communications, Inc., Sr. Unsec’d. Notes	Ca	13.125%	04/01/18	150	29,250
Hawaiian Telcom Communications, Inc., Gtd. Notes(i)	NR	12.50%	05/01/15	75	8
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes, 144A (Bermuda)	B3	8.875%	01/15/15	75	72,375
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25%	03/15/13	125	118,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50%	10/01/14	75	71,531
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%	06/15/15	500	470,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%	09/01/11	50	50,000
Qwest Corp., Sr. Unsec’d. Notes, 144A	Ba1	8.375%	05/01/16	125	120,625
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%	01/30/11	75	74,156
Sprint Capital Corp., Gtd. Notes	Ba2	8.375%	03/15/12	1,000	985,000
Sprint Capital Corp., Gtd. Notes	Ba2	8.75%	03/15/32	50	40,250
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	6.00%	12/01/16	25	20,437
Time Warner Telecom Holdings, Inc., Gtd. Notes	B2	9.25%	02/15/14	100	99,250
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	150	143,625

					2,561,301

SEE NOTES TO FINANCIAL STATEMENTS.

A10

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

TOTAL CORPORATE BONDS (cost $29,428,244)						$26,622,014

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 26.0%
Federal Home Loan Mortgage Corp.		5.00%		TBA	$1,000	1,012,812
Federal Home Loan Mortgage Corp.		5.00%		TBA	1,000	1,016,875
Federal Home Loan Mortgage Corp.		5.50%		04/01/38-12/01/38	5,199	5,374,154
Federal National Mortgage Assoc.		4.025%	(c)	05/01/36	127	127,672
Federal National Mortgage Assoc.		4.50%		05/01/23-05/01/35	1,045	1,050,020
Federal National Mortgage Assoc.		4.549%	(c)	02/01/36	133	138,137
Federal National Mortgage Assoc.		5.00%		02/01/36-12/01/36	702	715,437
Federal National Mortgage Assoc.		5.50%		06/01/38	183	189,016
Federal National Mortgage Assoc.		5.843%	(c)	08/01/29	21	20,683
Federal National Mortgage Assoc.		6.00%		11/01/32-05/01/38	960	1,004,417
Federal National Mortgage Assoc.		6.50%		06/01/18-10/01/32	205	221,424
Government National Mortgage Assoc.		4.125%	(c)	10/20/27-11/20/29	36	36,303
Government National Mortgage Assoc.		4.625%	(c)	08/20/24	5	5,037
Government National Mortgage Assoc.		5.00%		TBA	900	917,438
Government National Mortgage Assoc.		5.375%	(c)	04/20/27	45	46,155
Government National Mortgage Assoc.		5.50%		11/15/28-09/15/38	415	431,088
Government National Mortgage Assoc.		5.50%		TBA	2,200	2,271,500
Government National Mortgage Assoc.		6.00%		05/15/37-12/15/38	4,016	4,186,017
Government National Mortgage Assoc.		6.00%		TBA	500	520,781
Government National Mortgage Assoc.		6.50%		TBA	2,500	2,652,345
Government National Mortgage Assoc.		6.50%		08/15/38	437	464,201
Government National Mortgage Assoc.		8.00%		08/20/31	3	3,422
Government National Mortgage Assoc.		8.50%		02/20/26-04/20/31	24	28,912

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $22,211,539)						22,433,846

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds		3.50%		02/15/39	200	172,938
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.875%		07/15/13	1,400	1,666,950
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.125%		01/15/19	200	205,141
U.S. Treasury Notes(k)		0.875%		05/31/11	23	22,918
U.S. Treasury Notes		3.125%		05/15/19	400	386,876

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,419,638)						2,454,823

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Small Business Administration Participation Certificates, Series 2000-20A, Class 1		7.59%		01/01/20	104	113,455
Small Business Administration, Series 2000-P10A, Class 1		8.017%		02/10/10	35	35,793

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $139,541)						149,248

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa	4.62%	(c)	08/25/35	255	222,796
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	Aa3	5.362%	(c)	05/25/35	119	79,659
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	AAA(d)	5.886%	(c)	02/25/37	189	111,046
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	Caa2	0.504%	(c)	09/25/46	185	70,482
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.494%	(c)	05/25/47	154	57,643
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	2.838%	(c)	07/25/44	351	347,670
Freddie Mac, Series 2266, Class F	Aaa	0.738%	(c)	11/15/30	10	9,900
Freddie Mac, Series 2888, Class ZG	Aaa	4.50%		11/15/19	123	119,151
Freddie Mac, Series 3010, Class WB	Aaa	4.50%		07/15/20	1,000	1,022,085
Government National Mortgage Assoc., Series 2000-15, Class Z	Aaa	7.50%		02/20/30	179	196,975
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.394%	(c)	10/25/46	93	76,667

SEE NOTES TO FINANCIAL STATEMENTS.

A11

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A	Caa1	0.493%	(c)	07/19/46		$192	$79,511
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	B3	0.394%	(c)	01/25/37		42	39,117
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A	Aaa	0.358%	(c)	06/15/22		111	77,616
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	A3	0.524%	(c)	02/25/36		88	47,655
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1A	Ba3	0.594%	(c)	02/25/36		374	171,514
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Aaa	2.54%	(c)	11/25/42		53	30,538
WaMu Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	0.854%	(c)	12/25/27		455	339,917
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.604%	(c)	10/25/45		98	51,093
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa1	2.15%	(c)	12/25/46		137	53,395
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Ba3	2.88%	(c)	12/25/46		156	66,478
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3	CCC(d)	5.833%	(c)	02/25/37		187	116,992
WaMu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1	CCC(d)	5.581%	(c)	12/25/36		191	117,647
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A	B3	2.10%	(c)	04/25/47		190	77,766

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,502,429)							3,583,313

FOREIGN GOVERNMENT BOND — 0.1%
Development Bank of Japan, Foreign Gov’t. Gtd. Bonds (Japan) (cost $84,902)	Aaa	1.75%		06/21/10	JPY	10,000	104,906

ASSET-BACKED SECURITIES
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1 (cost $21,276)	Aaa	0.589%	(c)	09/25/34		21	13,514

MUNICIPAL BONDS — 1.2%
California — 0.3%
California Educational Facilities Authority, General Obligation Bonds	Aa1	5.00%		10/01/39		200	197,830
State of California, General Obligation Bonds	Baa1	4.50%		08/01/28		100	79,415

							277,245

Louisiana — 0.3%
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2001B	Baa3	5.875%		05/15/39		290	227,322

Massachusetts — 0.3%
Massachusetts Water Resources Authority, Revenue Bonds, Series J(l)	Aa2	5.00%	(c)	08/01/32		250	251,548

Ohio — 0.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series A-2	Baa3	5.875%		06/01/47		500	281,510

TOTAL MUNICIPAL BONDS (cost $1,240,599)							1,037,625

CONVERTIBLE BOND — 0.9%
Healthcare & Pharmaceuticals
LifePoint Hospitals, Inc., Sr. Sub. Notes (cost $1,000,000)	B(d)	3.50%		05/15/14		1,000	802,500

BANK NOTE — 0.9%

Chrysler Financial, Term B (cost $847,381)	Caa	4.32%	(c)	08/03/14		881	815,531

TOTAL LONG-TERM INVESTMENTS (cost $91,271,864)							92,032,597

SEE NOTES TO FINANCIAL STATEMENTS.

A12

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

SHORT-TERM INVESTMENTS — 4.5%
Moody’s Ratings†	Interest Rate	Maturity Date	Contracts/ Notional Amount (000)#	Value (Note 2)
OPTION PURCHASED — 0.2%
Call Option
Interest Rate Swap Options, expiring 08/03/2009 @ 3.45% (cost $54,880)			4,900	$175,178

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.3%
Dryden Core Investment Fund — Taxable Money Market Series (cost $3,723,884)(Note 4)(w)			3,723,884	3,723,884

TOTAL SHORT-TERM INVESTMENTS (cost $3,778,764)				3,899,062

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 111.4% (cost $95,050,628)				95,931,659

			Principal Amount (000)#
SECURITIES SOLD SHORT — (4.9)%
Federal Home Loan Mortgage Corp.	5.50%	TBA	$1,000	(1,032,188)
Federal National Mortgage Assoc.	4.00%	TBA	2,000	(1,939,063)
Federal National Mortgage Assoc.	4.50%	TBA	700	(695,843)
Federal National Mortgage Assoc.	5.00%	TBA	500	(509,062)

TOTAL SECURITIES SOLD SHORT (proceeds received $4,166,984)				(4,176,156)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(o) — 106.5% (cost $90,883,644)				91,755,503
Other liabilities in excess of other assets(x) — (6.5)%				(5,635,910)

NET ASSETS — 100.0%				$86,119,593

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
FSB	Federal Savings Bank
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MYR	Malaysian Ringgit

SEE NOTES TO FINANCIAL STATEMENTS.

A13

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(l)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $125,000 and $125,000, respectively.

(o)	As of June 30, 2009, one security representing $122,232 and 0.1% of net assets was fair valued in accordance with policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on future contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
8	90 Day Euro Dollar	Dec 09	$1,980,000	$1,981,900	$1,900
30	90 Day Euro Dollar	Mar 10	7,335,025	7,411,875	76,850
16	90 Day Euro Dollar	Jun 10	3,939,400	3,938,200	(1,200)
10	90 Day Euro Euribor	Jun 10	3,437,881	3,451,384	13,503
19	90 Day Euro Euribor	Sep 10	6,530,800	6,536,639	5,839
57	90 Day Sterling	Dec 09	11,268,594	11,564,952	296,358
7	90 Day Sterling	Mar 10	1,412,614	1,415,939	3,325
3	90 Day Sterling	Jun 10	602,986	603,808	822
6	90 Day Sterling	Sep 10	1,203,350	1,201,446	(1,904)
1	10 Year Euro-Bund	Sep 09	166,632	169,858	3,226

					$398,719

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/04/09	Goldman Sachs	BRL 120	$61,000	$61,011	$11
Expiring 08/04/09	HSBC, Hong Kong	BRL 120	61,000	61,027	27
Expiring 08/04/09	Hong Kong “&” Shanghai Bank	BRL 250	114,033	126,711	12,678
Canadian Dollar,
Expiring 08/04/09	JPMorgan Securities	CAD 22	20,089	18,918	(1,171)
Chinese Yuan,
Expiring 07/15/09	Barclays Capital Fixed, Inc.	CNY 910	133,824	133,226	(598)
Expiring 07/15/09	Citibank	CNY 887	129,998	129,798	(200)
Expiring 07/15/09	Deutsche Bank Securities	CNY 979	143,800	143,389	(411)
Expiring 07/15/09	Deutsche Bank Securities	CNY 696	102,101	101,869	(232)
Expiring 07/15/09	JPMorgan Securities	CNY 2,710	397,477	396,750	(727)
Expiring 07/15/09	JPMorgan Securities	CNY 695	101,940	101,724	(216)
Expiring 09/08/09	Citibank, N.A. (New York)	CNY 1,517	220,000	222,241	2,241

SEE NOTES TO FINANCIAL STATEMENTS.

A14

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 03/29/10	Barclays Capital Group	CNY 153	$22,673	$22,590	$(83)
Expiring 03/29/10	Citibank	CNY 1,090	161,314	160,675	(639)
Expiring 03/29/10	Deutsche Bank Securities	CNY 729	108,000	107,477	(523)
Expiring 03/29/10	Deutsche Bank Securities	CNY 1	185	185	—
Expiring 03/29/10	Hong Kong “&” Shanghai Bank	CNY 1,048	155,000	154,569	(431)
Expiring 03/29/10	JPMorgan Securities	CNY 10	1,450	1,445	(5)
Expiring 06/07/10	Barclays Capital Group	CNY 512	76,000	75,671	(329)
Expiring 06/07/10	Barclays Capital Group	CNY 505	75,000	74,642	(358)
Expiring 06/07/10	Deutsche Bank Securities	CNY 310	46,000	45,780	(220)
Expiring 06/07/10	JPMorgan Securities	CNY 539	80,000	79,594	(406)
Expiring 06/07/10	JPMorgan Securities	CNY 94	14,000	13,939	(61)
Expiring 06/07/10	Merrill Lynch Pierce	CNY 202	30,000	29,830	(170)
Expiring 06/07/10	Merrill Lynch Pierce	CNY 168	25,000	24,881	(119)
Expiring 06/07/10	Hong Kong “&” Shanghai Bank	CNY 572	85,000	84,563	(437)
Euro,
Expiring 07/27/09	BNP Peregrine Prime	EUR 51	70,000	70,963	963
Indian Rupee,
Expiring 07/06/09	Citibank	INR 50	1,048	1,047	(1)
Expiring 07/06/09	Merrill Lynch Pierce	INR 192	4,003	4,001	(2)
Malaysian Ringgitt,
Expiring 08/12/09	Barclays Bank PLC	MYR 177	50,000	50,249	249
Expiring 08/12/09	Barclays Bank PLC	MYR 60	16,712	16,940	228
Expiring 08/12/09	Barclays Bank PLC	MYR 36	10,000	10,111	111

			$2,516,647	$2,525,816	$9,169

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/04/09	Hong Kong “&” Shanghai Bank	BRL 250	$125,134	$126,711	$(1,577)
British Pound,
Expiring 08/06/09	Chase Securities, Inc.	GBP 307	507,483	505,059	2,424
Chinese Yuan,
Expiring 07/15/09	Barclays Bank PLC	CNY 698	100,000	102,189	(2,189)
Expiring 07/15/09	Barclays Capital Group	CNY 1,303	187,000	190,819	(3,819)
Expiring 07/15/09	Chase Securities, Inc.	CNY 1,402	200,000	205,256	(5,256)
Expiring 07/15/09	Chase Securities, Inc.	CNY 881	127,000	128,943	(1,943)
Expiring 07/15/09	Chase Securities, Inc.	CNY 873	126,000	127,882	(1,882)
Expiring 07/15/09	Chase Securities, Inc.	CNY 721	104,000	105,553	(1,553)
Expiring 07/15/09	Chase Securities, Inc.	CNY 353	51,000	51,743	(743)
Expiring 07/15/09	Chase Securities, Inc.	CNY 326	47,000	47,702	(702)
Expiring 07/15/09	Chase Securities, Inc.	CNY 319	46,000	46,670	(670)
Expiring 09/08/09	Citibank	CNY 887	130,284	129,903	381
Expiring 09/08/09	Deutsche Bank Securities	CNY 696	102,387	101,952	435
Expiring 09/08/09	JPMorgan Securities	CNY 695	102,157	101,806	351
Expiring 03/29/10	Deutsche Bank Securities	CNY 970	143,800	142,997	803
Euro,
Expiring 07/27/09	Barclays Capital Group	EUR 120	167,443	168,345	(902)
Expiring 07/27/09	Goldman Sachs	EUR 12	16,823	16,834	(11)
Indian Rupee,
Expiring 07/06/09	Citibank	INR 126	2,400	2,632	(232)
Expiring 07/06/09	Deutsche Bank Securities	INR 116	2,221	2,415	(194)
Expiring 10/06/09	Citibank	INR 51	1,048	1,048	—
Expiring 10/06/09	Merrill Lynch Pierce	INR 192	3,971	3,972	(1)
Japanese Yen,
Expiring 07/22/09	BT Alex Brown	JPY 68,918	717,896	715,588	2,308
Malaysian Ringgitt,
Expiring 08/12/09	JPMorgan Securities	MYR 267	72,881	75,894	(3,013)

			$3,083,928	$3,101,913	$(17,985)

SEE NOTES TO FINANCIAL STATEMENTS.

A15

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co.(1)	01/02/12	BRL 1,800	10.12%	Brazilian interbank lending rate	$(39,702)	$(77,894)	$38,192
UBS AG(1)	10/15/10	EUR 100	2.15%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	5,746	17	5,729
Merrill Lynch & Co.(1)	11/04/16	MXN 5,900	8.17%	28 day Mexican interbank rate	4,870	771	4,099

					$(29,086)	$(77,106)	$48,020

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps — Buy Protection(1)
Barclays Bank PLC	06/20/15	$100	0.15%	CitiFinancial, 6.625%, due 06/01/15	$17,367	$—	$17,367
Barclays Bank PLC	09/20/11	100	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	2,073	—	2,073
Merrill Lynch & Co.	12/20/11	100	0.00%	Dow Jones CDX HY-7 Index	88,310	18,319	69,991
Morgan Stanley & Co.	12/20/12	300	0.14%	Dow Jones CDX IG5 Index	30,617	—	30,617
Morgan Stanley & Co.	12/20/12	1,000	0.14%	Dow Jones CDX IG5 Index	102,049	—	102,049
Deutsche Bank	06/20/18	683	1.50%	Dow Jones CDX NA IG 10 10Y	4,431	(10,160)	14,591
Goldman Sachs Capital Markets, L.P.	06/20/18	1,171	1.50%	Dow Jones CDX NA IG 10 10Y	7,595	(20,295)	27,890
Morgan Stanley & Co.	06/20/18	1,659	1.50%	Dow Jones CDX NA IG 10 10Y	10,762	(34,423)	45,185
Deutsche Bank	06/20/13	878	1.55%	Dow Jones CDX NA IG 10 5Y	9,187	(2,937)	12,124
Deutsche Bank	06/20/14	3,900	1.00%	Dow Jones CDX NA IG 12 5Y	55,266	128,563	(73,297)
Barclays Bank PLC	12/20/17	488	0.80%	Dow Jones CDX NA IG 9 10Y	25,792	5,178	20,614
Goldman Sachs Capital Markets, L.P.	12/20/17	98	0.80%	Dow Jones CDX NA IG 9 10Y	5,159	1,447	3,712
Morgan Stanley & Co.	12/20/17	195	0.80%	Dow Jones CDX NA IG 9 10Y	10,316	3,937	6,379
Barclays Bank PLC	03/20/11	100	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	37,549	—	37,549
Deutsche Bank	09/20/11	100	0.62%	Nationwide Health, 6.50%, due 07/15/11	5,484	—	5,484
Bear Stearns International Ltd.	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	75,772	—	75,772
Deutsche Bank	12/20/13	EUR 400	1.85%	UBS AG, 1.45%, due 04/18/12	(15,234)	—	(15,234)
Deutsche Bank	03/20/14	EUR 100	2.08%	UBS AG, 1.45%, due 04/18/12	(5,313)	—	(5,313)
Deutsche Bank	03/20/14	EUR 100	2.20%	UBS AG, 1.45%, due 04/18/12	(6,049)	—	(6,049)

					$461,133	$89,629	$371,504

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Credit default swaps on credit indices — Sell Protection(2)
Credit Suisse International	05/25/46	$1,696	0.11%	ABX.HE.AAA.06-2 Index	$(1,125,097)	$(354,304)	$(770,793)
Citigroup	06/20/12	2,000	2.09%	Dow Jones CDX HY-8 Index	(462,365)	—	(462,365)
Morgan Stanley & Co.	12/20/15	200	0.46%	Dow Jones CDX IG5 Index	(38,313)	—	(38,313)
Morgan Stanley & Co.	12/20/15	700	0.46%	Dow Jones CDX IG5 Index	(133,906)	—	(133,906)

					$(1,759,681)	$(354,304)	$(1,405,377)

SEE NOTES TO FINANCIAL STATEMENTS.

A16

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

The Portfolio entered into credit default swap agreements on credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$33,690,028	$122,232	$—
Preferred Stocks	203,017	—	—
Asset-Backed Securities	—	13,514	—
Bank Loans	—	815,531	—
Collateralized Mortgage Obligations	—	3,583,313	—
Corporate Bonds	—	27,424,514	—
U.S. Treasury Obligations	—	2,454,823	—
U.S. Agencies Obligations	—	149,248	—
U.S. Government Mortgage Backed Obligations	—	22,433,846	—
Municipal Bonds	—	1,037,625	—
Foreign Government Bonds	—	104,906	—
Purchased Options	—	175,178	—
Affiliated Money Market Mutual Fund	3,723,884	—	—
Short Sales — U.S. Government Mortgage Backed Obligations	—	(4,176,156)	—

	$37,616,929	$54,138,574	$—
Other Financial Instruments*	398,719	(1,000,398)	5,729

Total	$38,015,648	$53,138,176	$5,729

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Purchased Options	Other Financial Instruments
Balance as of 12/31/08	$—	$5,299
Accrued discounts/premiums	—	(6)
Realized gain (loss)	(422)	—
Change in unrealized appreciation (depreciation)	422	(694)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	1,130

Balance as of 6/30/09	$—	$5,729

SEE NOTES TO FINANCIAL STATEMENTS.

A17

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

U.S. Government Mortgage-Backed Obligations	26.0%
Affiliated Money Market Mutual Fund	4.3
Collateralized Mortgage Obligations	4.2
Healthcare & Pharmaceuticals	4.0
Oil, Gas & Consumable Fuels	3.8
Telecom	3.0
U.S. Treasury Obligations	3.0
Financial – Bank & Trust	2.8
Electric	2.6
Capital Markets	2.5
Capital Goods	2.3
Pharmaceuticals	2.3
Software	2.2
Technology	2.2
Insurance	2.0
Food & Staples Retailing	1.8
Communication Equipment	1.8
Diversified Financial Services	1.7
Internet Software & Services	1.6
Healthcare Providers & Services	1.6
Pipelines & Other	1.6
Energy — Other	1.6
Media & Entertainment	1.5
Media	1.3
Municipal Bonds	1.2
Semiconductors & Semiconductor Equipment	1.1
Computers & Peripherals	1.1
Aerospace & Defense	1.1
Biotechnology	1.1
Healthcare Equipment & Supplies	1.0
Chemicals	1.0
Financial Services	1.0
Bank Note	0.9
Food Products	0.8
Metals	0.8
IT Services	0.8
Food	0.7
Packaging	0.7
Automotive	0.7
Consumer	0.7
Cable	0.6
Gaming	0.6
Household Products	0.6
Banks	0.6
Diversified Consumer Services	0.5
Commercial Services & Supplies	0.5
Internet & Catalog Retail	0.5
Wireless Telecommunication Services	0.5
Building & Construction	0.4
Commercial Services	0.4
Paper	0.4
Non Captive Finance	0.4
Commercial Banks	0.4
Consumer Finance	0.4
Entertainment & Leisure	0.4
Textiles, Apparel & Luxury Goods	0.4
Multi-Utilities	0.4
Computer Services & Software	0.4

Beverages	0.3%
Energy Equipment & Services	0.3
Semiconductors	0.3
Electric Utilities	0.3
Electrical Equipment	0.3
Electronic Equipment & Instruments	0.3
Retail & Merchandising	0.3
Business Services	0.2
Multi-Line Retail	0.2
Real Estate Investment Trusts	0.2
Retailers	0.2
Electronic Components	0.2
Option Purchased	0.2
Manufacturing	0.2
U.S. Government Agency Obligations	0.2
Telecommunications	0.2
Lodging	0.2
Hotels, Restaurants & Leisure	0.2
Healthcare Services	0.2
Internet	0.1
Metals & Mining	0.1
Medical Supplies & Equipment	0.1
Thrifts & Mortgage Finance	0.1
Foreign Government Bonds	0.1
Automobile Manufacturers	0.1
Apparel	0.1
Machinery & Equipment	0.1
Healthcare Insurance	0.1
Office Electronics	0.1
Specialty Retail	0.1
Household Durables	0.1
Transportation	0.1
Restaurants	0.1
Environmental Control	0.1
Oil & Gas Exploration/Production	0.1
Airlines	0.1
Housewares	0.1
Industrial Conglomerates	0.1
Utilities	0.1
Construction	0.1

111.4
Securities Sold Short	(4.9)
Other liabilities in excess of other assets	(6.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A18

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$401,823	*	Due to broker-variation margin	$3,104	*
Interest rate contracts	Premiums paid for swap agreements	788		Premiums received for swap agreements	77,894
Interest rate contracts	Unrealized appreciation on swap agreements	48,020		—	—
Interest rate contracts	Unaffiliated investments	175,178		—	—
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	23,210		Unrealized depreciation on foreign currency forward contracts	32,026
Credit contracts	Unrealized appreciation on swap agreements	471,397		Unrealized depreciation on swap agreements	1,505,270
Credit contracts	Premiums paid for swap agreements	157,444		Premiums received for swap agreements	422,119

Total		$1,277,860			$2,040,413

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$206,353	$1,005,052	$(330,894)	$(197,543)	$—	$682,968
Foreign exchange contracts	—	—	—	—	15,731	15,731
Credit contracts	—	—	—	713,021	—	713,021

Total	$206,353	$1,005,052	$(330,894)	$515,478	$15,731	$1,411,720

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(236,994)	$(915,219)	$501,859	$1,343,604	$—	$693,250
Foreign exchange contracts	—	—	—	—	(78,179)	(78,179)
Credit contracts	—	—	—	(1,351,314)	—	(1,351,314)

Total	$(236,994)	$(915,219)	$501,859	$(7,710)	$(78,179)	$(736,243)

SEE NOTES TO FINANCIAL STATEMENTS.

A19

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments at value:
Unaffiliated investments (cost $91,326,744)	$92,207,775
Affiliated investments (cost $3,723,884)	3,723,884
Foreign currency, at value (cost $323,723)	336,094
Deposit with broker	159,500
Receivable for investments sold	18,479,768
Dividends and interest receivable	633,297
Unrealized appreciation on swap agreements	519,417
Premiums paid for swap agreements	158,232
Unrealized appreciation on foreign currency forward contracts	23,210
Receivable for Series shares sold	381
Tax reclaim receivable	284
Prepaid expenses	155

Total Assets	116,241,997

LIABILITIES
Payable for investments purchased	22,431,688
Securities sold short, at value (proceeds received $4,166,984)	4,176,156
Unrealized depreciation on swap agreements	1,505,270
Due to broker	590,000
Payable to custodian	470,673
Premiums received for swap agreements	500,013
Accrued expenses and other liabilities	209,664
Payable for floating rate notes issued	125,000
Management fee payable	52,886
Unrealized depreciation on foreign currency forward contracts	32,026
Payable for Series shares repurchased	12,226
Interest payable on investments sold short	7,368
Due to broker-variation margin	6,029
Deferred trustees’ fees	2,805
Affiliated transfer agent fees payable	600

Total Liabilities	30,122,404

NET ASSETS	$86,119,593

Net assets were comprised of:
Paid-in capital	$95,688,256
Retained earnings	(9,568,663)

Net assets, June 30, 2009	$86,119,593

Net asset value and redemption price per share, $86,119,593 / 9,582,582 outstanding shares of beneficial interest	$8.99

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Interest income	$1,739,827
Unaffiliated dividend income (net of $5,508 foreign withholding tax)	221,541

1,961,368

EXPENSES
Management fee	305,476
Custodian’s fees and expenses	116,000
Audit fee	29,000
Shareholders’ reports	18,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Insurance expenses	1,000
Interest expense (Note 2)	571
Miscellaneous	4,195

Total expenses	487,242

NET INVESTMENT INCOME	1,474,126

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(2,788,422)
Futures transactions	1,005,052
Options written transactions	(330,894)
Swap agreement transactions	515,478
Short sales transactions	(55,180)
Foreign currency transactions	(464,963)

(2,118,929)

Net change in unrealized appreciation (depreciation) on:
Investments	10,744,539
Futures	(915,219)
Options written	501,859
Swap agreements	(7,710)
Short sales	88,406
Foreign currencies	30,381

10,442,256

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	8,323,327

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,797,453

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,474,126	$3,549,934
Net realized loss on investments and foreign currency transactions	(2,118,929)	(8,376,702)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,442,256	(20,371,357)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,797,453	(25,198,125)

DISTRIBUTIONS	(3,547,799)	(12,205,331)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold [121,041 and 221,329 shares, respectively]	1,052,941	2,270,341
Series shares issued in reinvestment of dividends [392,456 and 1,174,719 shares, respectively]	3,547,799	12,205,331
Series shares repurchased [986,684 and 2,169,967 shares, respectively]	(8,363,704)	(21,629,998)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(3,762,964)	(7,154,326)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,486,690	(44,557,782)
NET ASSETS:
Beginning of period	83,632,903	128,190,685

End of period	$86,119,593	$83,632,903

SEE NOTES TO FINANCIAL STATEMENTS.

A20

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with a separate series shares. The information presented in these financial statements pertains to Diversified Conservative Growth Portfolio.

The Portfolio has the following as investment objectives:

Current income and a reasonable level of capital appreciation by investing primarily in a diversified portfolio of debt and equity securities.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolio to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of government supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolio in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities of any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

B1

Short-term securities that are held in the Portfolio which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolio invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

B2

When the Portfolio enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolio transfers a fixed rate bond to a broker for cash. At the same time the Portfolio buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No. 140, the Portfolio’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Short Sales:    The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options:    The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions. The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ Clearinghouse acts as counterparty to all exchange-traded futures and options and guarantees the futures and options contracts against default.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

B3

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolio may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest rate swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on a credit default swap agreement, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the terms of the swap provided that there is no credit event. As a seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are

B4

disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the fair value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when comparing to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. A Portfolio may enter into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As June 30, 2009, the Portfolio has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

B5

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

Taxes:    For federal income tax purposes, the Portfolio is treated as a partnership. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of its partners. The Portfolio is not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Portfolio makes distributions, if any, at least annually. Distributions are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), Eagle Asset Management (“Eagle”), Pacific Investment Management Company LLC (“PIMCO”) and EARNEST Partners LLC (“EARNEST”) an Quantitative Management Associates LLC (“QMA”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolio bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rate of .75 of 1% of the Portfolio’s average daily net assets.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

B6

For the period ended June 30, 2009, Wachovia Securities LLC, an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Diversified Conservative Growth Portfolio was $55.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of the Dryden Core Investment Fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Portfolio Securities

Purchases and sales of portfolio securities (excluding government securities and short-term issues) for the period ended June 30, 2009 were $140,358,381 and $164,647,754 respectively.

The Portfolio’s written options activity for the period ended June 30, 2009 was as follows:

	Number of Contracts/ Swap Notional Amount $	Premium
Balance at beginning of period	6,700,000	$203,446
Written options	—	—
Expired options	(1,000,000)	(7,156)
Exercised options	—	—
Closed options	(5,700,000)	(196,290)

Balance at end of period	—	$—

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income including any realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purpose as may be consistent with the contracts.

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), are a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million.

B7

Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

During the period ended June 30, 2009, the Portfolio did not utilize the line of credit.

Note 9:	Ownership and Affiliates

As of June 30, 2009, all of Class I shares of the Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through August 25, 2009, the date the financial statements were issued, and has determined that the following subsequent events require recognition or disclosure in the financial statements:

Based on the approval of the Board of Trustees on June 26, 2009, the Diversified Conservative Growth Portfolio will be merged into the Advanced Series Trust—AST Preservation Asset Allocation Portfolio on or about November 20, 2009. Such merger is subject to the approval of the shareholders.

B8

Financial Highlights

(Unaudited)

	Diversified Conservative Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008		2007		2006		2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.32		$11.84		$12.06		$11.67		$11.28	$10.63

Income From Investment Operations:
Net investment income	.19		.38		.45		.39		.34	.26
Net realized and unrealized gain (loss) on investments	.87		(2.69)		.26		.43		.39	.72

Total from investment operations	1.06		(2.31)		.71		.82		.73	.98

Less Dividends and Distributions:
Dividends from net investment income	—		—		—		—		(.34)	(.33)
Distributions	(.39)		(1.21)		(.93)		(.43)		—	—

Total distributions	(.39)		(1.21)		(.93)		(.43)		(.34)	(.33)

Net Asset Value, end of period	$8.99		$8.32		$11.84		$12.06		$11.67	$11.28

Total Return(a)	12.66%		(21.56)%		5.91%		6.92%		7.04%	9.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$86.1		$83.6		$128.2		$139.8		$151.4	$167.0
Ratios to average net assets(b):
Expenses	1.20	%(c)(d)	1.22	%(c)	1.14	%(c)	.99	%(c)	.95%	.97%
Net investment income	3.62	%(d)	3.26%		3.16%		3.03%		2.75%	2.29%
Portfolio turnover rate	183	%(e)	453%		322%		286%		304%	186%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	The expense ratio reflects the interest and fee expense related to the interest expenses on investments sold short and liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense is 1.19% for the six months ended June 30, 2009, and 1.11%, 1.01% and 0.98% for the years ended December 31, 2008, 2007 and 2006, respectively.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

The Prudential Series Fund

Diversified Conservative Growth Portfolio

Approval of Advisory Agreements

The Trust’s Board of Trustees
The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of seven individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and the Diversified Conservative Growth Portfolio’s subadvisory agreements. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 24-26, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Trust, and the Diversified Conservative Growth Portfolio (the “Portfolio”) and its shareholders. With respect to the Portfolio, the Board noted that its renewal of the agreements was intended to be interim in nature, because the Board approved at the same meetings submitting to shareholders a proposal to reorganize (merge) the Portfolio into the AST Preservation Asset Allocation Portfolio of the Advanced Series Trust.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 2009 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolio does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on the Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolio does not have breakpoints is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Portfolio are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five-year periods ending December 31, 2008.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2008. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Summarized below are key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The summary sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2008), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Diversified Conservative Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	First Quartile	—
Actual Management Fees: Second Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that at the meetings it approved submitting to shareholders a proposal to reorganize (merge) the Portfolio into the AST Preservation Asset Allocation Portfolio of the Advanced Series Trust.

•	The Board concluded that it was reasonable to renew the agreements on an interim basis, pending shareholder approval of the proposed reorganization.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Life insurance policies and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

The 2008 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock,” the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

0158083-00001-00    PSF-SAR-DCG

SEMIANNUAL REPORT	JUNE 30, 2009

The Prudential Series Fund

■	Jennison 20/20 Focus Portfolio

0158086-00001-00

This report is only authorized for distribution when preceded or accompanied by a current prospectus. Investors should carefully consider the contract and the underlying portfolios’ investment objectives, risks, and charges and expenses before investing. The contract prospectus and the underlying portfolio prospectuses contain information on the investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

Life insurance policies and annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102- 3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock,” the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

The Prudential Series Fund Class II Portfolio’s are available through life insurance contracts issued by various insurance companies other than The Prudential Insurance Company of America and its affiliates and distributed by Prudential Annuities Distributors, Inc., member SIPC, a Prudential Financial Company. Each company is solely responsible for its own financial condition and contractual obligations.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 800-778-2255.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2009

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2009

■	DEAR CONTRACT OWNER

Our primary focus at Prudential is to help investors achieve and maintain long-term financial success. Our Prudential Series Fund semiannual report outlines our efforts to reach this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years, and the quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to help you make the most informed investment decisions to meet your needs. Together, you can develop a diversified investment portfolio that aligns with your long-term goals and can help deliver a more secure financial future.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve your financial goals.

Sincerely,

Stephen Pelletier

President,

The Prudential Series Fund	July 31, 2009

PRESIDENT

STEPHEN PELLETIER

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2009

Jennison 20/20 Focus
Five Largest Holdings (% of Net Assets)
Goldman Sachs Group, Inc. (The)	4.5%
SLM Corp.	3.5%
Amazon.com, Inc.	3.3%
Apple, Inc.	3.1%
QUALCOMM, Inc.	3.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors/Industries are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2009

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$1,220.40	0.84%	$4.62
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$1,219.70	1.24%	$6.82
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2009, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS	Shares	Value (Note 2)

Beverages — 2.2%
PepsiCo, Inc.	105,000	$5,770,800

Biotechnology — 4.4%
Celgene Corp.(a)	115,500	5,525,520
Gilead Sciences, Inc.(a)	128,600	6,023,624

		11,549,144

Capital Markets — 6.0%
Charles Schwab Corp. (The)	217,200	3,809,688
Goldman Sachs Group, Inc. (The)	80,500	11,868,920

		15,678,608

Chemicals — 1.7%
Dow Chemical Co. (The)	276,600	4,464,324

Commercial Services & Supplies — 2.2%
Waste Management, Inc.	199,500	5,617,920

Communications Equipment — 5.0%
QUALCOMM, Inc.	179,600	8,117,920
Research In Motion Ltd.(a)	70,700	5,023,235

		13,141,155

Computers & Peripherals — 3.1%
Apple, Inc.(a)	57,010	8,119,934

Consumer Finance — 3.5%
SLM Corp.(a)(b)	882,200	9,060,194

Diversified Consumer Services — 5.2%
Career Education Corp.(a)(b)	273,200	6,799,948
H&R Block, Inc.	388,000	6,685,240

		13,485,188

Diversified Financial Services — 1.2%
Bank of America Corp.	234,400	3,094,080

Electrical Equipment — 2.1%
First Solar, Inc.(a)(b)	33,600	5,447,232

Food & Staples Retailing — 2.1%
Kroger Co. (The)	251,100	5,536,755

Food Products — 4.9%
Cadbury PLC (United Kingdom), ADR(b)	199,856	6,875,047
ConAgra Foods, Inc.	310,000	5,908,600

		12,783,647

Healthcare Equipment & Supplies — 4.3%
Alcon, Inc.	46,400	5,387,968
Baxter International, Inc.	111,400	5,899,744

		11,287,712

Healthcare Providers & Services — 4.4%
Medco Health Solutions, Inc.(a)	147,700	6,736,597
WellPoint, Inc.(a)	93,800	4,773,482

		11,510,079

Internet & Catalog Retail — 3.3%
Amazon.com, Inc.(a)	103,900	8,692,274

Internet Software & Services — 7.7%
Baidu, Inc. (China), ADR(a)	25,100	7,557,359
Google, Inc. (Class A Stock)(a)	18,200	7,672,938
IAC/InterActiveCorp.(a)	312,900	5,022,045

		20,252,342

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services — 2.6%
Companhia Brasileira de Meios de Pagamento SA (Visanet) (Brazil), 144A(a)	68,300	$587,321
Visa, Inc. (Class A Stock)(b)	101,600	6,325,616

		6,912,937

Metals & Mining — 4.5%
Century Aluminum Co.(a)(b)	824,600	5,137,258
Freeport-McMoRan Copper & Gold, Inc.	132,900	6,659,619

		11,796,877

Multi-Utilities — 2.7%
Sempra Energy	143,100	7,102,053

Oil, Gas & Consumable Fuels — 15.4%
Canadian Natural Resources Ltd.	129,600	6,802,704
Occidental Petroleum Corp.	109,600	7,212,776
OGX Petroleo e Gas Participacoes SA (Brazil)	14,700	7,539,348
Southwestern Energy Co.(a)	168,900	6,561,765
Suncor Energy, Inc.(b)	190,800	5,788,872
Williams Cos., Inc. (The)	402,600	6,284,586

		40,190,051

Pharmaceuticals — 2.5%
Teva Pharmaceutical Industries Ltd. (Israel), ADR(b)	131,500	6,488,210

Software — 4.7%
Adobe Systems, Inc.(a)(b)	228,200	6,458,060
CA, Inc.	340,600	5,936,658

		12,394,718

Wireless Telecommunication Services — 3.1%
NII Holdings, Inc.(a)	423,800	8,081,866

TOTAL LONG-TERM INVESTMENTS (cost $226,683,590)		258,458,100

SHORT-TERM INVESTMENT — 17.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $46,160,360; includes $33,426,204 of cash collateral received for securities on loan) (Note4)(c)(d)	46,160,360	46,160,360

TOTAL INVESTMENTS — 116.4% (cost $272,843,950)		304,618,460
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.4)%		(42,897,754)

NET ASSETS — 100.0%		$261,720,706

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $32,779,400; cash collateral of $33,426,204 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$258,458,100	$—	$—
Affiliated Money Market Mutual Fund	46,160,360	—	—

	304,618,460	—	—
Other Financial Instruments*	—	—	—

Total	$304,618,460	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 was as follow:

Affiliated Money Market Mutual Fund (including 12.8% of collateral received for securities on loan)	17.6%
Oil, Gas & Consumable Fuels	15.4
Internet Software & Services	7.7
Capital Markets	6.0
Diversified Consumer Services	5.2
Communications Equipment	5.0
Food Products	4.9
Software	4.7
Metals & Mining	4.5
Biotechnology	4.4
Healthcare Providers & Services	4.4
Healthcare Equipment & Supplies	4.3
Consumer Finance	3.5
Internet & Catalog Retail	3.3
Computers & Peripherals	3.1
Wireless Telecommunication Services	3.1
Multi-Utilities	2.7
IT Services	2.6
Pharmaceuticals	2.5
Beverages	2.2
Commercial Services & Supplies	2.2
Electrical Equipment	2.1
Food & Staples Retailing	2.1
Chemicals	1.7
Diversified Financial Services	1.2

116.4
Liabilities in excess of other assets	(16.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

JENNISON 20/20 FOCUS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS
Investments, at value including securities on loan of $32,779,400:
Unaffiliated investments (cost $226,683,590)	$258,458,100
Affiliated investments (cost $46,160,360)	46,160,360
Cash	145,191
Foreign currency, at value (cost $217,603)	209,988
Receivable for investments sold	13,539,543
Receivable for Series shares sold	450,028
Dividends and interest receivable	294,948
Foreign tax reclaim receivable	34,481
Prepaid expenses	5,194

Total Assets	319,297,833

LIABILITIES
Collateral for securities on loan	33,426,204
Payable for Series shares repurchased	23,059,352
Payable for investments purchased	746,166
Management fee payable	172,529
Accrued expenses and other liabilities	98,559
Distribution fee payable	46,073
Administration fee payable	27,644
Affiliated transfer agent fee payable	600

Total Liabilities	57,577,127

NET ASSETS	$261,720,706

Net assets were comprised of:
Paid-in capital	$311,933,874
Retained earnings	(50,213,168)

Net assets, June 30, 2009	$261,720,706

Class I:
Net asset value and redemption price per share, $55,800,288 / 5,004,098 outstanding shares of beneficial interest	$11.15

Class II:
Net asset value and redemption price per share, $205,920,418 / 18,643,257 outstanding shares of beneficial interest	$11.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $42,584)	$1,333,149
Affiliated income from securities loaned, net	88,299
Affiliated dividend income	46,698

1,468,146

EXPENSES
Management fee	853,068
Distribution fee—Class II	223,988
Administration fee—Class II	134,437
Shareholders’ reports	29,000
Custodian’s fees and expenses	28,000
Transfer agent’s fee and expenses (including affiliated expense of $1,800) (Note 4)	24,000
Audit fee	9,000
Trustees’ fees	6,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,215

Total expenses	1,317,708

NET INVESTMENT INCOME	150,438

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investment transactions	(15,386,288)
Foreign currency transactions	(52,205)

(15,438,493)

Net change in unrealized appreciation (depreciation) on:
Investments	63,185,519
Foreign currencies	(5,871)

63,179,648

NET GAIN ON INVESTMENTS	47,741,155

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,891,593

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$150,438	$278,888
Net realized loss on investment and foreign currency transactions	(15,438,493)	(66,694,837)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	63,179,648	(83,136,386)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,891,593	(149,552,335)

DISTRIBUTIONS:
Class I	(271,462)	(4,686,743)
Class II	(8,120)	(18,572,262)

TOTAL DISTRIBUTIONS	(279,582)	(23,259,005)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	67,008,091	160,071,162
Series shares issued in reinvestment of distributions	279,582	23,259,005
Series shares repurchased	(56,195,661)	(187,443,418)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	11,092,012	(4,113,251)

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,704,023	(176,924,591)
NET ASSETS:
Beginning of period	203,016,683	379,941,274

End of period	$261,720,706	$203,016,683

SEE NOTES TO FINANCIAL STATEMENTS.

A3

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to Jennison 20/20 Focus Portfolio.

The Portfolio has the following as investment objectives:

Long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that the Portfolio manager believes to have strong capital appreciation potential.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolio to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolio in preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities of any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

B1

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolio which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Securities Lending:    The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive

B2

interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Jennison 20/20 Focus Portfolio makes distributions, if any, at least annually. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PI pays for the services of the Subadviser, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Portfolio’s average daily net assets.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million.

B3

Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Portfolio did not utilize the line of credit during the six months ended June 30, 2009.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

For the six months ended June 30, 2009, Wachovia Securities LLC, an affiliate of PI, earned approximately $5,199 in brokerage commissions from transactions executed on behalf of the Portfolio.

Prudential Investment Management, Inc. (“PIM”) an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s security lending agent. For the six months ended June 30, 2009, PIM was compensated $37,594 for these services for the Jennison 20/20 Focus Portfolio.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2009 were $151,277,600 and $128,706,456, respectively.

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

B4

Transactions in shares of beneficial interest of the Jennison 20/20 Focus were as follows:

Class I	Shares	Amount
Six months ended June 30, 2009:
Series shares sold	290,404	$2,884,614
Series shares issued in reinvestment of distributions	23,834	271,462
Series shares repurchased	(398,709)	(3,716,311)

Net increase (decrease) in shares outstanding	(84,471)	$(560,235)

Year ended December 31, 2008:
Series shares sold	449,176	$6,090,576
Series shares issued in reinvestment of distributions	301,592	4,686,743
Series shares repurchased	(1,079,530)	(14,157,181)

Net increase (decrease) in shares outstanding	(328,762)	$(3,379,862)

Class II
Six months ended June 30, 2009:
Series shares sold	6,597,701	$64,123,477
Series shares issued in reinvestment of distributions	720	8,120
Series shares repurchased	(5,200,974)	(52,479,350)

Net increase (decrease) in shares outstanding	1,397,447	$11,652,247

Year ended December 31, 2008:
Series shares sold	11,620,427	$153,980,586
Series shares issued in reinvestment of distributions	1,208,345	18,572,262
Series shares repurchased	(14,165,938)	(173,286,237)

Net increase (decrease) in shares outstanding	(1,337,166)	$(733,389)

Note 8:	Ownership and Affiliates

As of June 30, 2009, all of Class I shares of the Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 9:	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through August 19, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

B5

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007(c)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.18		$15.99	$16.01	$15.00	$12.37	$10.68

Income (Loss) From Investment Operations:
Net investment income	.02		.06	.07	.08	.06	.04
Net realized and unrealized gain (loss) on investments	2.00		(5.94)	1.63	1.95	2.60	1.66

Total from investment operations	2.02		(5.88)	1.70	2.03	2.66	1.70

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.03)	(.01)
Distributions	(.05)		(.93)	(1.72)	(1.02)	—	—

Total dividends and distributions	(.05)		(.93)	(1.72)	(1.02)	(.03)	(.01)

Net Asset Value, end of period	$11.15		$9.18	$15.99	$16.01	$15.00	$12.37

Total Return(a)	22.04%		(39.15)%	10.59%	14.13%	21.59%	15.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$55.8		$46.7	$86.6	$93.1	$83.8	$68.4
Ratios to average net assets(b):
Expenses	.84	%(f)	.82%	.82%	.82%	.87%	.88%
Net investment income	.44	%(f)	.41%	.41%	.58%	.43%	.29%
Portfolio turnover rate	59	%(g)	125%	115%	119%	93%	87%

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008		2007(c)		2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.06		$15.78		$15.81		$14.83	$12.23	$10.60

Income (Loss) From Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	.03	.01	.01
Net realized and unrealized gain (loss) on investments	1.99		(5.87)		1.60		1.91	2.59	1.62

Total from investment operations	1.99		(5.87)		1.60		1.94	2.60	1.63

Less Distributions:
Distributions	—	(d)	(.85)		(1.63)		(.96)	—	—

Net Asset Value, end of period	$11.05		$9.06		$15.78		$15.81	$14.83	$12.23

Total Return(a)	21.97%		(39.40)%		10.12%		13.61%	21.26%	15.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$205.9		$156.3		$293.3		$218.4	$159.3	$101.0
Ratios to average net assets(b):
Expenses	1.24	%(f)	1.22%		1.22%		1.22%	1.27%	1.28%
Net investment income (loss)	.05	%(f)	—	%(e)	—	%(e)	.19%	.03%	(.02)%
Portfolio turnover rate	59	%(g)	125%		115%		119%	93%	87%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding.

(d)	Less than $.005 per share.

(e)	Less than .005%.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

The Prudential Series Fund

Jennison 20/20 Focus Portfolio

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of seven individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and the Jennison 20/20 Focus Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 24-26, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Trust, and the Jennison 20/20 Focus Portfolio (the “Portfolio”) and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 24-26, 2009 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and Jennison Associates LLC (“Jennison”), which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of Jennison, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of Jennison, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of Jennison. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by Jennison, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by Jennison, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of Jennison, which is an affiliate of PI, as its profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Portfolio does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on the Portfolio or how great they may be. In light of the Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolio does not have breakpoints is acceptable at this time.

Other Benefits to PI and the Subadviser

The Board considered potential ancillary benefits that might be received by PI, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three- and five-year periods ending December 31, 2008.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2008. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and each Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Summarized below are key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The summary sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2008), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Jennison 20/20 Focus Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	First Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile

•

The Board noted that the Portfolio outperformed its benchmark index for the three- and five-year periods, though it underperformed its benchmark index for the one-year period. The Board further noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the first quartile and outperforming its benchmark index during the first quarter of 2009.

•

The Board concluded that, in light of the Portfolio’s competitive long-term performance, and the positive performance trend of the first quarter, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

The 2008 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock,” the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

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Prudential

0158086-00001-00    PSF-SAR J2020F

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen Pelletier
Stephen Pelletier
President and Principal Executive Officer

Date August 12, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 12, 2009